UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5251

Fidelity Concord Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Spartan ® Extended Market
Index Fund

May 31, 2012

1.816014.107

SEI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 16.1%
Auto Components - 1.0%
Allison Transmission Holdings, Inc.	46,139	$ 852,187
American Axle & Manufacturing Holdings, Inc. (a)(d)	135,947	1,258,869
Amerigon, Inc. (a)(d)	63,228	757,471
Cooper Tire & Rubber Co.	134,693	2,085,048
Dana Holding Corp.	323,993	4,315,587
Dorman Products, Inc. (a)(d)	40,750	1,961,705
Drew Industries, Inc. (a)(d)	41,042	1,089,665
Exide Technologies (a)(d)	164,351	381,294
Federal-Mogul Corp. Class A (a)	60,748	678,555
Fuel Systems Solutions, Inc. (a)(d)	31,837	477,555
Gentex Corp. (d)	324,496	7,236,261
Lear Corp.	243,235	9,692,915
Modine Manufacturing Co. (a)(d)	95,885	621,335
Motorcar Parts of America, Inc. (a)	21,986	94,980
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	23,585	14,623
Shiloh Industries, Inc.	9,407	92,377
Spartan Motors, Inc.	62,902	283,059
Standard Motor Products, Inc.	59,935	809,722
Stoneridge, Inc. (a)	65,396	461,042
Strattec Security Corp.	3,361	67,623
Superior Industries International, Inc. (d)	55,337	929,108
Tenneco, Inc. (a)(d)	157,521	4,276,695
Tower International, Inc. (a)	17,465	221,107
TRW Automotive Holdings Corp. (a)	246,639	9,512,866
UQM Technologies, Inc. (a)(d)	78,497	88,702
Visteon Corp. (a)	110,855	4,434,200
WABCO Holdings, Inc. (a)	145,565	7,534,444
Williams Controls, Inc.	2,145	23,445
		60,252,440
Automobiles - 0.6%
General Motors Co. (a)	1,358,708	30,163,318
Tesla Motors, Inc. (a)(d)	145,412	4,289,654
Thor Industries, Inc. (d)	100,636	3,094,557
Winnebago Industries, Inc. (a)(d)	65,223	584,398
		38,131,927
Distributors - 0.3%
Amcon Distributing Co.	1,357	81,420
Core-Mark Holding Co., Inc.	32,914	1,431,430
LKQ Corp. (a)(d)	326,866	11,910,997
Pool Corp.	102,163	3,776,966
VOXX International Corp. (a)	46,223	455,759
Weyco Group, Inc.	16,952	395,999
		18,052,571
Diversified Consumer Services - 0.7%
American Public Education, Inc. (a)(d)	36,701	1,043,409
Ascent Capital Group, Inc. (a)(d)	34,050	1,783,539
Bridgepoint Education, Inc. (a)(d)	51,097	1,000,990

	Shares	Value
Cambium Learning Group, Inc. (a)	16,192	$ 19,916
Capella Education Co. (a)(d)	34,672	1,064,777
Career Education Corp. (a)	137,751	900,892
Carriage Services, Inc.	48,053	351,748
Coinstar, Inc. (a)(d)	67,987	4,176,441
Collectors Universe, Inc.	17,833	248,414
Corinthian Colleges, Inc. (a)	178,249	488,402
Education Management Corp. (a)(d)	71,409	558,418
Grand Canyon Education, Inc. (a)	69,388	1,257,311
Hillenbrand, Inc.	129,162	2,424,371
ITT Educational Services, Inc. (a)(d)	68,677	3,907,721
K12, Inc. (a)(d)	80,081	1,755,376
Learning Tree International, Inc. (a)	12,160	49,613
Lincoln Educational Services Corp.	64,172	372,198
Mac-Gray Corp.	25,136	311,435
Matthews International Corp. Class A	61,846	1,862,802
National American University Holdings, Inc.	23,237	90,624
Regis Corp. (d)	123,784	2,266,485
School Specialty, Inc. (a)(d)	77,127	232,152
Service Corp. International (d)	584,713	6,694,964
Sotheby's Class A (Ltd. vtg.)	149,347	4,555,084
Steiner Leisure Ltd. (a)(d)	31,260	1,432,646
Stewart Enterprises, Inc. Class A (d)	172,890	1,066,731
Strayer Education, Inc. (d)	28,052	2,520,472
Universal Technical Institute, Inc. (d)	48,727	593,982
Weight Watchers International, Inc.	48,370	2,744,514
		45,775,427
Hotels, Restaurants & Leisure - 3.0%
AFC Enterprises, Inc. (a)	62,034	1,325,046
Ambassadors Group, Inc.	48,627	243,621
Ameristar Casinos, Inc.	66,568	1,244,822
ARK Restaurants Corp.	8,457	121,104
Bally Technologies, Inc. (a)	110,933	5,163,931
Benihana, Inc. (d)	25,213	406,181
Biglari Holdings, Inc. (a)	2,643	1,034,682
BJ's Restaurants, Inc. (a)(d)	47,376	2,074,595
Bluegreen Corp. (a)	53,515	270,251
Bob Evans Farms, Inc.	62,735	2,543,277
Boyd Gaming Corp. (a)(d)	125,273	954,580
Bravo Brio Restaurant Group, Inc. (a)	41,389	679,607
Brinker International, Inc. (d)	204,107	6,594,697
Buffalo Wild Wings, Inc. (a)(d)	39,018	3,320,822
Caesars Entertainment Corp. (d)	3,080	37,391
Caribou Coffee Co., Inc. (a)(d)	44,167	525,587
Carrols Restaurant Group, Inc. (a)	26,041	158,850
CEC Entertainment, Inc.	45,289	1,583,303
Century Casinos, Inc. (a)	54,140	158,089
Choice Hotels International, Inc. (d)	86,880	3,161,563
Churchill Downs, Inc.	31,114	1,866,840
Cosi, Inc. (a)(d)	62,262	52,923
Cosi, Inc. rights 6/30/12 (a)	62,262	5,426
Cracker Barrel Old Country Store, Inc. (d)	47,523	2,911,734
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Denny's Corp. (a)	205,362	$ 885,110
DineEquity, Inc. (a)	33,089	1,588,272
Domino's Pizza, Inc.	128,236	3,938,128
Dover Downs Gaming & Entertainment, Inc.	28,631	83,603
Dover Motorsports, Inc. (a)	22,686	27,904
Dunkin' Brands Group, Inc.	179,503	5,828,462
Einstein Noah Restaurant Group, Inc.	16,381	280,770
Empire Resorts, Inc. (a)(d)	26,500	53,530
Entertainment Gaming Asia, Inc. (a)(d)	83,272	72,447
Famous Dave's of America, Inc. (a)	15,087	156,150
Fiesta Restaurant Group, Inc. (a)	26,041	317,700
Frisch's Restaurants, Inc.	6,534	181,841
Full House Resorts, Inc. (a)	24,413	71,286
Gaming Partners International Corp.	1,584	10,233
Gaylord Entertainment Co. (a)(d)	100,130	3,799,934
Granite City Food & Brewery Ltd. (a)	2,301	5,200
Hyatt Hotels Corp. Class A (a)	98,806	3,654,834
Ignite Restaurant Group, Inc. (a)	12,461	222,803
International Speedway Corp. Class A	76,829	1,846,969
Interval Leisure Group, Inc.	82,940	1,380,951
Isle of Capri Casinos, Inc. (a)	59,329	317,410
J. Alexanders Corp. (a)	2,338	20,200
Jack in the Box, Inc. (a)(d)	113,324	2,929,425
Jamba, Inc. (a)	145,116	275,720
Kona Grill, Inc. (a)	10,220	79,307
Krispy Kreme Doughnuts, Inc. (a)(d)	115,091	723,922
Lakes Entertainment, Inc. (a)	51,180	146,887
Las Vegas Sands Corp.	909,418	41,996,887
Life Time Fitness, Inc. (a)(d)	96,333	4,128,832
Luby's, Inc. (a)(d)	29,797	152,263
Marcus Corp. (d)	44,387	591,679
Marriott Vacations Worldwide Corp.	65,189	1,844,849
MAXXAM, Inc. (a)	8	4,640
MGM Mirage, Inc. (a)	719,184	7,788,763
Monarch Casino & Resort, Inc. (a)	27,436	254,332
Morgans Hotel Group Co. (a)	89,969	403,961
MTR Gaming Group, Inc. (a)	30,215	150,471
Multimedia Games Holdng Co., Inc. (a)	53,167	670,436
Nathan's Famous, Inc. (a)	7,826	191,737
Orient Express Hotels Ltd. Class A (a)(d)	222,453	1,877,503
P.F. Chang's China Bistro, Inc. (d)	53,719	2,754,173
Panera Bread Co. Class A (a)(d)	67,694	9,947,633
Papa John's International, Inc. (a)	49,000	2,279,480
Peet's Coffee & Tea, Inc. (a)(d)	28,977	1,726,450
Penn National Gaming, Inc. (a)(d)	160,986	7,397,307
Pinnacle Entertainment, Inc. (a)	126,335	1,235,556
Premier Exhibitions, Inc. (a)(d)	33,161	77,265
Red Lion Hotels Corp. (a)	38,228	323,791
Red Robin Gourmet Burgers, Inc. (a)(d)	45,201	1,446,432
Rick's Cabaret International, Inc. (a)	17,933	140,057

	Shares	Value
Royal Caribbean Cruises Ltd. (d)	333,402	$ 7,851,617
Ruby Tuesday, Inc. (a)(d)	132,312	950,000
Ruth's Hospitality Group, Inc. (a)(d)	79,897	524,124
Scientific Games Corp. Class A (a)	151,632	1,294,937
Shuffle Master, Inc. (a)(d)	152,867	2,424,471
Six Flags Entertainment Corp.	126,146	5,756,042
Sonic Corp. (a)(d)	125,987	1,074,669
Speedway Motorsports, Inc.	37,455	616,884
Texas Roadhouse, Inc. Class A	125,535	2,282,226
The Cheesecake Factory, Inc. (a)(d)	138,221	4,483,889
Town Sports International Holdings, Inc. (a)	44,383	519,725
Vail Resorts, Inc. (d)	79,245	3,444,780
Wendy's Co.	820,657	3,766,816
WMS Industries, Inc. (a)(d)	121,192	2,488,072
		190,200,669
Household Durables - 1.4%
Acme United Corp.	1,357	14,289
American Greetings Corp. Class A (d)	80,329	1,127,016
Bassett Furniture Industries, Inc.	26,134	245,137
Beazer Homes USA, Inc. (a)(d)	246,893	644,391
Blyth, Inc.	14,069	1,051,236
Brookfield Residential Properties, Inc. (a)	76,059	809,267
Cavco Industries, Inc. (a)(d)	15,629	658,762
Cobra Electronics Corp. (a)	2,458	10,963
CSS Industries, Inc.	25,514	485,787
Dixie Group, Inc. (a)	9,546	33,793
Emerson Radio Corp. (a)	24,397	50,014
Ethan Allen Interiors, Inc. (d)	57,544	1,295,315
Flexsteel Industries, Inc.	10,672	214,614
Furniture Brands International, Inc. (a)(d)	96,407	111,832
Garmin Ltd.	279,988	12,028,284
Helen of Troy Ltd. (a)(d)	67,636	2,129,181
Hooker Furniture Corp.	26,465	290,586
Hovnanian Enterprises, Inc. Class A (a)(d)	270,421	505,687
iRobot Corp. (a)(d)	54,497	1,154,246
Jarden Corp.	195,174	7,933,823
KB Home (d)	152,280	1,104,030
Kid Brands, Inc. (a)	42,456	97,224
Koss Corp.	1,389	7,459
La-Z-Boy, Inc. (a)(d)	105,228	1,484,767
Libbey, Inc. (a)	43,749	633,048
Lifetime Brands, Inc.	17,993	201,881
M.D.C. Holdings, Inc.	74,982	2,153,483
M/I Homes, Inc. (a)(d)	38,453	577,564
Meritage Homes Corp. (a)(d)	84,822	2,545,508
Mohawk Industries, Inc. (a)	121,786	8,293,627
NVR, Inc. (a)(d)	11,951	9,618,165
Ryland Group, Inc. (d)	90,616	2,026,174
Sealy Corp., Inc. (a)(d)	239,859	402,963
Skullcandy, Inc. (a)(d)	35,352	463,818
Skyline Corp.	14,802	67,201
Standard Pacific Corp. (a)(d)	220,810	1,139,380
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Stanley Furniture Co., Inc. (a)	37,789	$ 147,377
Tempur-Pedic International, Inc. (a)(d)	148,169	6,846,889
Toll Brothers, Inc. (a)(d)	328,860	8,971,301
Tupperware Brands Corp.	142,523	7,703,368
Universal Electronics, Inc. (a)(d)	28,987	379,730
Wells-Gardner Electronics Corp. (a)	4,238	8,476
Zagg, Inc. (a)(d)	58,700	622,807
		86,290,463
Internet & Catalog Retail - 0.6%
1-800-FLOWERS.com, Inc. Class A (a)	112,360	332,586
Bidz.com, Inc. (a)	10,552	7,967
Blue Nile, Inc. (a)(d)	52,178	1,684,828
dELiA*s, Inc. (a)	47,804	72,662
Gaiam, Inc. Class A (a)(d)	35,599	142,040
Geeknet, Inc. (a)	16,239	293,114
Groupon, Inc. Class A (a)(d)	83,910	892,802
Hollywood Media Corp. (a)	72,242	91,025
HomeAway, Inc. (d)	90,119	2,117,797
HSN, Inc.	102,794	3,998,687
Liberty Media Corp. Interactive Series A (a)	1,376,668	23,072,956
NutriSystem, Inc. (d)	57,407	588,422
Orbitz Worldwide, Inc. (a)(d)	57,753	210,798
Overstock.com, Inc. (a)(d)	32,352	215,141
PetMed Express, Inc. (d)	45,901	523,730
Shutterfly, Inc. (a)(d)	64,295	1,772,613
U.S. Auto Parts Network, Inc. (a)	28,450	116,361
ValueVision Media, Inc. Class A (a)(d)	73,905	128,595
Vitacost.com, Inc. (a)(d)	55,838	429,394
		36,691,518
Leisure Equipment & Products - 0.4%
Adams Golf, Inc. (a)	7,181	77,411
Arctic Cat, Inc. (a)	27,483	993,785
Black Diamond, Inc. (a)	60,682	546,138
Brunswick Corp. (d)	191,755	4,199,435
Callaway Golf Co. (d)	135,531	748,131
Cybex International, Inc. (a)(d)	14,718	26,051
Escalade, Inc.	6,336	34,214
JAKKS Pacific, Inc.	58,677	1,084,938
Johnson Outdoors, Inc. Class A (a)	11,512	209,403
Leapfrog Enterprises, Inc. Class A (a)	94,494	984,627
Marine Products Corp.	22,297	116,390
Meade Instruments Corp. (a)	201	726
Nautilus, Inc. (a)	58,853	176,559
Polaris Industries, Inc.	150,191	11,410,010
Smith & Wesson Holding Corp. (a)(d)	147,064	991,211
Steinway Musical Instruments, Inc. (a)	17,768	398,892
Sturm, Ruger & Co., Inc. (d)	54,737	2,133,101
Summer Infant, Inc. (a)	37,416	113,745
		24,244,767

	Shares	Value
Media - 2.6%
A.H. Belo Corp. Class A	45,144	$ 180,576
AMC Networks, Inc. Class A	146,257	5,644,058
Arbitron, Inc.	60,496	2,022,986
Ballantyne of Omaha, Inc. (a)	47,765	307,129
Beasley Broadcast Group, Inc. Class A (a)(d)	4,117	24,743
Belo Corp. Series A (d)	198,800	1,149,064
Carmike Cinemas, Inc. (a)	27,922	394,817
Charter Communications, Inc. Class A (a)	91,099	5,711,907
Cinemark Holdings, Inc.	208,049	4,797,610
Clear Channel Outdoor Holding, Inc. Class A (d)	93,060	586,278
Crown Media Holdings, Inc. Class A (a)(d)	75,322	110,723
Cumulus Media, Inc. Class A (a)(d)	69,661	195,051
Dex One Corp. (a)	102,416	98,319
DialGlobal, Inc. (a)	878	2,450
Digital Cinema Destinations Co.	4,981	32,875
Digital Domain Media Group, Inc. (d)	9,089	66,713
Digital Generation, Inc. (a)(d)	53,751	511,172
DISH Network Corp. Class A	475,304	13,327,524
DreamWorks Animation SKG, Inc. Class A (a)(d)	156,414	2,782,605
E.W. Scripps Co. Class A (a)	90,471	813,334
Emmis Communications Corp. Class A (a)	80,456	118,270
Entercom Communications Corp. Class A (a)(d)	52,600	259,318
Entravision Communication Corp. Class A	99,974	133,965
Fisher Communications, Inc. (a)	18,212	521,592
Gray Television, Inc. (a)(d)	114,472	159,116
Harris Interactive, Inc. (a)	49,977	58,473
Harte-Hanks, Inc.	91,078	768,698
Insignia Systems, Inc.	22,896	42,816
John Wiley & Sons, Inc. Class A (d)	123,278	5,609,149
Journal Communications, Inc. Class A (a)(d)	87,795	372,251
Knology, Inc. (a)(d)	97,890	1,909,834
Lamar Advertising Co. Class A (a)(d)	145,198	3,573,323
Liberty Global, Inc. Class A (a)	595,000	27,489,000
Liberty Media Corp. Capital Series A (a)	264,128	22,390,131
LIN TV Corp. Class A (a)	76,893	221,452
Live Nation Entertainment, Inc. (a)(d)	365,359	3,416,107
LodgeNet Entertainment Corp. (a)(d)	66,466	103,022
Madison Square Garden Co. Class A (a)	132,166	4,954,903
Martha Stewart Living Omnimedia, Inc. Class A (d)	61,948	185,225
Media General, Inc. Class A (a)(d)	25,434	89,782
Meredith Corp. (d)	76,573	2,265,795
Morningstar, Inc.	60,803	3,401,320
National CineMedia, Inc.	117,704	1,587,827
Navarre Corp. (a)	74,677	117,990
New Frontier Media, Inc. (a)	50,060	86,604
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Nexstar Broadcasting Group, Inc. Class A (a)	51,855	$ 343,799
NTN Communications, Inc. (a)	49,847	8,972
Outdoor Channel Holdings, Inc.	45,301	298,081
Pandora Media, Inc. (d)	156,282	1,678,469
Point.360 (a)	2,433	1,265
Radio One, Inc. Class D (non-vtg.) (a)(d)	89,989	90,889
ReachLocal, Inc. (a)	53,019	534,962
Reading International, Inc. Class A (a)	27,305	157,004
Regal Entertainment Group Class A	219,584	3,019,280
Rentrak Corp. (a)(d)	22,587	365,909
Saga Communications, Inc. Class A (a)	4,739	165,391
Salem Communications Corp. Class A	15,074	72,506
Scholastic Corp.	52,209	1,407,033
Sinclair Broadcast Group, Inc. Class A	115,609	941,057
Sirius XM Radio, Inc. (a)(d)	8,636,667	16,323,301
Spanish Broadcasting System, Inc. Class A (a)	17,489	53,866
SPAR Group, Inc. (a)	4,346	5,389
SuperMedia, Inc. (a)(d)	55,648	144,128
The McClatchy Co. Class A (a)(d)	133,924	293,294
The New York Times Co. Class A (a)(d)	274,736	1,826,994
Valassis Communications, Inc. (a)(d)	103,593	2,062,537
Value Line, Inc.	1,396	17,101
Virgin Media, Inc. (d)	694,666	15,303,492
World Wrestling Entertainment, Inc. Class A (d)	81,907	645,427
		164,356,043
Multiline Retail - 0.4%
Dillard's, Inc. Class A (d)	83,865	5,639,083
Dollar General Corp. (a)	297,516	14,551,508
Duckwall-ALCO Stores, Inc. (a)	8,410	69,130
Fred's, Inc. Class A	107,249	1,474,674
Gordmans Stores, Inc. (a)	23,635	420,939
Saks, Inc. (a)(d)	251,611	2,480,884
The Bon-Ton Stores, Inc. (d)	31,972	168,173
Tuesday Morning Corp. (a)	85,411	357,018
		25,161,409
Specialty Retail - 3.8%
Aarons, Inc. Class A	152,022	4,036,184
Advance Auto Parts, Inc. (d)	165,455	12,068,288
Aeropostale, Inc. (a)	217,864	4,030,484
America's Car Mart, Inc. (a)	24,361	1,051,177
American Eagle Outfitters, Inc.	479,167	9,252,715
ANN, Inc. (a)	130,985	3,522,187
Appliance Recycling Centers of America, Inc. (a)	2,967	11,868
Asbury Automotive Group, Inc. (a)(d)	69,311	1,852,683
Ascena Retail Group, Inc. (a)	282,591	5,349,448
Barnes & Noble, Inc. (a)(d)	92,737	1,523,669
bebe Stores, Inc.	123,042	785,008

	Shares	Value
Big 5 Sporting Goods Corp.	45,760	$ 297,898
Body Central Corp. (a)	37,768	553,301
Books-A-Million, Inc. (a)(d)	28,953	92,071
Brown Shoe Co., Inc. (d)	88,876	1,056,736
Build-A-Bear Workshop, Inc. (a)	42,241	191,774
Cabela's, Inc. Class A (a)(d)	105,360	3,723,422
Cache, Inc. (a)	37,741	185,686
Casual Male Retail Group, Inc. (a)(d)	107,460	327,753
Charming Shoppes, Inc. (a)(d)	220,441	1,618,037
Chico's FAS, Inc.	384,966	5,624,353
Christopher & Banks Corp.	119,914	143,897
Citi Trends, Inc. (a)	33,140	457,995
Coldwater Creek, Inc. (a)(d)	139,498	115,783
Collective Brands, Inc. (a)	165,826	3,527,119
Conn's, Inc. (a)(d)	51,120	894,089
Cost Plus, Inc. (a)(d)	40,756	900,708
Destination Maternity Corp.	25,288	493,116
Dick's Sporting Goods, Inc.	201,333	9,361,985
Dover Saddlery, Inc. (a)	1,537	6,486
Dreams, Inc. (a)	65,800	227,010
DSW, Inc. Class A	52,432	3,129,142
Express, Inc. (a)	160,040	2,960,740
Finish Line, Inc. Class A	109,784	2,263,746
Foot Locker, Inc.	371,646	11,796,044
Francescas Holdings Corp. (a)	34,737	814,930
Genesco, Inc. (a)(d)	49,578	3,296,937
GNC Holdings, Inc.	192,712	7,425,193
Golfsmith International Holdings, Inc. (a)	13,141	79,503
Group 1 Automotive, Inc.	57,507	3,011,067
Guess?, Inc.	141,119	3,759,410
Hastings Entertainment, Inc. (a)(d)	13,630	28,214
Haverty Furniture Companies, Inc.	46,862	568,905
hhgregg, Inc. (a)(d)	51,212	550,529
Hibbett Sports, Inc. (a)(d)	72,980	4,089,069
Hot Topic, Inc. (d)	93,449	926,080
Jos. A. Bank Clothiers, Inc. (a)(d)	58,154	2,579,711
Kirkland's, Inc. (a)	44,730	484,873
Lithia Motors, Inc. Class A (sub. vtg.) (d)	45,718	1,116,434
Lumber Liquidators Holdings, Inc. (a)(d)	47,662	1,386,488
MarineMax, Inc. (a)(d)	45,781	441,329
Mattress Firm Holding Corp. (d)	20,300	694,869
Monro Muffler Brake, Inc.	68,633	2,319,109
New York & Co., Inc. (a)	66,787	235,758
Office Depot, Inc. (a)(d)	585,256	1,258,300
OfficeMax, Inc. (a)(d)	175,591	855,128
Pacific Sunwear of California, Inc. (a)(d)	134,412	192,209
Penske Automotive Group, Inc.	94,060	2,311,995
Perfumania Holdings, Inc. (a)	10,679	83,296
PetSmart, Inc. (d)	253,122	16,311,182
Pier 1 Imports, Inc. (d)	278,323	4,536,665
RadioShack Corp. (d)	214,393	994,784
Rent-A-Center, Inc. (d)	153,385	5,164,473
rue21, Inc. (a)(d)	31,869	843,891
Sally Beauty Holdings, Inc. (a)	357,602	9,451,421
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Select Comfort Corp. (a)(d)	148,206	$ 4,054,916
Shoe Carnival, Inc. (a)(d)	30,189	639,403
Signet Jewelers Ltd. (d)	195,234	8,523,916
Sonic Automotive, Inc. Class A (sub. vtg.)	74,200	1,104,838
Stage Stores, Inc.	76,001	1,306,457
Stein Mart, Inc. (a)	56,330	407,829
Systemax, Inc. (a)(d)	25,296	307,599
Talbots, Inc. (a)(d)	148,284	361,813
Tandy Leather Factory, Inc.	3,074	15,370
Teavana Holdings, Inc. (a)(d)	44,153	586,352
The Buckle, Inc. (d)	56,089	2,195,323
The Cato Corp. Class A (sub. vtg.)	57,708	1,656,220
The Children's Place Retail Stores, Inc. (a)(d)	66,414	3,053,052
The Men's Wearhouse, Inc.	113,980	4,102,140
The Pep Boys - Manny, Moe & Jack (d)	107,745	999,874
Tilly's, Inc. (a)	17,521	285,242
Tractor Supply Co. (d)	164,326	15,011,180
Trans World Entertainment Corp. (a)	29,120	88,234
Ulta Salon, Cosmetics & Fragrance, Inc. (d)	129,621	11,584,229
Vitamin Shoppe, Inc. (a)(d)	60,176	2,979,916
West Marine, Inc. (a)	30,261	315,320
Wet Seal, Inc. Class A (a)(d)	251,975	715,609
Williams-Sonoma, Inc. (d)	228,308	7,970,232
Winmark Corp.	5,172	264,651
Zale Corp. (a)(d)	157,479	368,501
Zumiez, Inc. (a)(d)	62,820	2,311,148
		240,453,718
Textiles, Apparel & Luxury Goods - 1.3%
American Apparel, Inc. (a)(d)	88,306	75,943
Carter's, Inc. (a)(d)	124,214	6,698,861
Charles & Colvard Ltd. (a)	24,954	96,073
Cherokee, Inc.	28,809	348,301
Columbia Sportswear Co.	45,100	2,168,859
Crocs, Inc. (a)(d)	195,234	3,301,407
Crown Crafts, Inc.	2,227	12,093
Culp, Inc. (a)	19,568	189,418
Deckers Outdoor Corp. (a)(d)	86,878	4,836,498
Delta Apparel, Inc. (a)	17,128	242,704
DGSE Companies, Inc. (a)(d)	6,929	51,482
Fifth & Pacific Companies, Inc. (a)	203,166	2,431,897
Forward Industries, Inc. (NY Shares) (a)	18,823	40,846
G-III Apparel Group Ltd. (a)(d)	38,295	946,269
Hallwood Group, Inc. (a)	360	2,959
Hanesbrands, Inc. (a)(d)	228,176	6,356,983
Heelys, Inc. (a)	58,297	123,007
Iconix Brand Group, Inc. (a)(d)	151,594	2,270,878
Joe's Jeans, Inc. (a)	112,776	112,776
K-Swiss, Inc. Class A (a)(d)	60,461	180,778

	Shares	Value
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	26,310	$ 397,281
Lacrosse Footwear, Inc.	9,275	101,098
Lakeland Industries, Inc. (a)	25,549	205,158
Maidenform Brands, Inc. (a)(d)	78,925	1,523,253
Michael Kors Holdings Ltd.	93,845	3,695,616
Movado Group, Inc. (d)	36,887	1,021,770
Oxford Industries, Inc.	39,771	1,831,455
Perry Ellis International, Inc. (a)(d)	50,000	940,500
PVH Corp.	138,120	11,187,720
Quiksilver, Inc. (a)(d)	280,211	770,580
R.G. Barry Corp.	22,932	294,906
Rocky Brands, Inc. (a)	16,536	218,771
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	83,366	1,416,388
Steven Madden Ltd. (a)(d)	82,921	3,361,617
Superior Uniform Group, Inc.	5,649	66,489
Tandy Brands Accessories, Inc. (a)	1,058	1,545
The Jones Group, Inc.	181,430	1,748,985
True Religion Apparel, Inc.	71,106	2,085,539
Tumi Holdings, Inc. (d)	41,597	717,548
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	92,429	9,310,373
Unifi, Inc. (a)	45,178	498,313
Vera Bradley, Inc. (a)(d)	51,675	1,130,132
Warnaco Group, Inc. (a)	104,861	4,667,363
Wolverine World Wide, Inc. (d)	110,840	4,711,808
		82,392,240
TOTAL CONSUMER DISCRETIONARY		1,012,003,192
CONSUMER STAPLES - 3.7%
Beverages - 0.5%
Boston Beer Co., Inc. Class A (a)(d)	22,500	2,359,125
Central European Distribution Corp. (a)(d)	158,400	620,928
Coca-Cola Bottling Co. CONSOLIDATED	11,601	710,793
Craft Brew Alliance, Inc. (a)(d)	22,005	174,940
Crystal Rock Holdings, Inc. (a)	4,384	4,384
Jones Soda Co. (a)(d)	42,540	12,771
MGP Ingredients, Inc.	21,690	71,360
Monster Beverage Corp. (a)	357,160	25,929,816
National Beverage Corp. (a)	48,005	694,152
Primo Water Corp. (a)(d)	43,402	53,818
		30,632,087
Food & Staples Retailing - 0.5%
Andersons, Inc. (d)	39,242	1,708,989
Arden Group, Inc. Class A	3,147	259,722
Casey's General Stores, Inc.	83,969	4,755,164
Chefs' Warehouse Holdings (a)	27,477	523,437
Crumbs Bake Shop, Inc. (a)(d)	21,400	51,574
Fresh Market, Inc. (a)(d)	64,646	3,757,226
Harris Teeter Supermarkets, Inc.	97,422	3,656,248
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Ingles Markets, Inc. Class A	32,319	$ 504,500
Nash-Finch Co.	43,985	906,531
PriceSmart, Inc. (d)	37,160	2,511,273
Rite Aid Corp. (a)	1,632,448	2,122,182
Roundy's, Inc. (d)	38,156	411,703
Spartan Stores, Inc.	52,974	887,315
SUPERVALU, Inc. (d)	479,548	2,167,557
Susser Holdings Corp. (a)(d)	47,862	1,399,964
The Pantry, Inc. (a)	53,093	685,431
United Natural Foods, Inc. (a)(d)	105,909	5,369,586
Village Super Market, Inc. Class A	10,961	274,025
Weis Markets, Inc.	33,559	1,464,515
		33,416,942
Food Products - 1.6%
Alico, Inc.	8,218	200,684
Annie's, Inc.	6,861	275,469
B&G Foods, Inc. Class A (d)	97,603	2,350,280
Bridgford Foods Corp. (a)	4,789	45,160
Bunge Ltd.	342,726	20,392,197
Cal-Maine Foods, Inc. (d)	27,895	991,388
Calavo Growers, Inc. (d)	37,834	1,036,273
Chiquita Brands International, Inc. (a)(d)	92,664	502,239
Coffee Holding Co., Inc.	4,500	35,460
Corn Products International, Inc.	167,409	8,552,926
Darling International, Inc. (a)(d)	244,220	3,421,522
Diamond Foods, Inc. (d)	48,508	1,023,519
Dole Food Co., Inc. (a)(d)	97,530	866,066
Farmer Brothers Co. (a)	16,489	112,785
Flowers Foods, Inc.	306,223	6,743,030
Fresh Del Monte Produce, Inc.	108,218	2,539,876
Golden Enterprises Ltd.	2,595	8,641
Green Mountain Coffee Roasters, Inc. (a)(d)	281,681	6,647,672
Griffin Land & Nurseries, Inc.	6,082	143,414
Hain Celestial Group, Inc. (a)(d)	96,961	5,380,366
Imperial Sugar Co. (d)	28,869	182,163
Inventure Foods, Inc. (a)	25,815	160,569
J&J Snack Foods Corp.	28,888	1,590,862
John B. Sanfilippo & Son, Inc. (a)	24,690	357,758
Lancaster Colony Corp.	51,289	3,452,775
Lifeway Foods, Inc. (d)	13,382	132,080
Limoneira Co. (d)	16,924	260,460
Omega Protein Corp. (a)	45,997	306,800
Overhill Farms, Inc. (a)	28,537	126,990
Pilgrims Pride Corp. (d)	158,457	1,300,932
Post Holdings, Inc. (a)(d)	61,641	1,853,545
Ralcorp Holdings, Inc. (a)	131,280	8,342,844
Rocky Mountain Chocolate Factory, Inc.	795	8,300
Sanderson Farms, Inc. (d)	53,062	2,915,226
Seneca Foods Corp. Class A (a)	22,104	481,646
Smart Balance, Inc. (a)	144,048	854,205

	Shares	Value
Smithfield Foods, Inc. (a)(d)	358,972	$ 7,060,979
Snyders-Lance, Inc.	143,901	3,711,207
Tootsie Roll Industries, Inc. (d)	71,986	1,608,887
TreeHouse Foods, Inc. (a)(d)	80,204	4,572,430
		100,549,625
Household Products - 0.6%
Central Garden & Pet Co. Class A (non-vtg.) (a)	119,241	1,099,402
Church & Dwight Co., Inc.	324,527	17,277,817
Energizer Holdings, Inc. (a)(d)	152,000	11,082,320
Harbinger Group, Inc. (a)	54,557	259,691
Ocean Bio-Chem, Inc. (a)	20,307	43,457
Oil-Dri Corp. of America	15,023	288,892
Orchids Paper Products Co.	28,220	459,139
Spectrum Brands Holdings, Inc. (a)	55,815	1,926,734
WD-40 Co.	45,270	2,117,731
		34,555,183
Personal Products - 0.4%
CCA Industries, Inc.	3,083	13,195
Cyanotech Corp. (a)	3,808	28,408
Elizabeth Arden, Inc. (a)	57,676	1,987,515
Herbalife Ltd.	269,104	12,053,168
Inter Parfums, Inc.	38,625	606,413
Mannatech, Inc. (a)	1,576	7,880
MediFast, Inc. (a)(d)	29,967	541,204
Natural Alternatives International, Inc. (a)	20,104	151,182
Nature's Sunshine Products, Inc.	19,893	290,438
Nu Skin Enterprises, Inc. Class A (d)	131,696	5,647,124
Nutraceutical International Corp. (a)	24,021	359,354
Physicians Formula Holdings, Inc. (a)	22,295	69,560
Prestige Brands Holdings, Inc. (a)(d)	119,856	1,645,623
Reliv International, Inc.	10,690	14,966
Revlon, Inc. (a)	42,260	629,251
Schiff Nutrition International, Inc. (a)(d)	27,999	470,383
The Female Health Co.	51,052	286,912
United-Guardian, Inc.	4,135	89,978
USANA Health Sciences, Inc. (a)(d)	35,514	1,434,766
		26,327,320
Tobacco - 0.1%
Alliance One International, Inc. (a)(d)	296,940	852,218
Star Scientific, Inc. (a)(d)	270,880	1,051,014
Universal Corp. (d)	47,967	2,166,669
Vector Group Ltd. (d)	127,836	2,122,078
		6,191,979
TOTAL CONSUMER STAPLES		231,673,136
ENERGY - 5.6%
Energy Equipment & Services - 1.9%
Atwood Oceanics, Inc. (a)(d)	120,658	4,610,342
Basic Energy Services, Inc. (a)(d)	97,645	1,107,294
Bolt Technology Corp.	26,764	331,071
Bristow Group, Inc.	74,615	2,988,331
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
C&J Energy Services, Inc. (d)	141,327	$ 2,526,927
Cal Dive International, Inc. (a)(d)	203,172	522,152
Carbo Ceramics, Inc. (d)	45,248	3,681,377
Dawson Geophysical Co. (a)	17,762	403,197
Dresser-Rand Group, Inc. (a)	178,338	7,825,471
Dril-Quip, Inc. (a)(d)	80,044	4,849,866
Energy Services of America Corp. (a)	9,053	24,353
ENGlobal Corp. (a)	44,577	80,239
Exterran Holdings, Inc. (a)(d)	142,052	1,639,280
Forbes Energy Services Ltd. (a)	11,856	59,399
Forum Energy Technologies, Inc.	28,476	611,664
Geokinetics, Inc. (a)(d)	60,539	24,549
Global Geophysical Services, Inc. (a)	59,223	419,891
Gulf Island Fabrication, Inc.	30,245	756,125
Gulfmark Offshore, Inc. Class A (a)	58,283	2,080,120
Helix Energy Solutions Group, Inc. (a)(d)	217,927	3,733,090
Hercules Offshore, Inc. (a)(d)	357,973	1,184,891
Hornbeck Offshore Services, Inc. (a)(d)	66,010	2,204,074
ION Geophysical Corp. (a)(d)	259,904	1,575,018
Key Energy Services, Inc. (a)(d)	366,546	3,632,471
Lufkin Industries, Inc.	75,030	4,311,974
Matrix Service Co. (a)(d)	80,487	836,260
McDermott International, Inc. (a)	530,160	5,381,124
Mitcham Industries, Inc. (a)(d)	24,562	464,222
Natural Gas Services Group, Inc. (a)	25,396	349,957
Newpark Resources, Inc. (a)(d)	191,113	1,106,544
Oceaneering International, Inc.	256,458	11,853,489
Oil States International, Inc. (a)(d)	117,013	7,789,555
OYO Geospace Corp. (a)(d)	10,758	998,235
Parker Drilling Co. (a)	242,503	1,185,840
Patterson-UTI Energy, Inc.	336,031	5,080,789
PHI, Inc. (non-vtg.) (a)(d)	30,743	731,991
Pioneer Drilling Co. (a)(d)	132,423	985,227
RigNet, Inc. (a)	17,441	272,254
RPC, Inc. (d)	169,009	1,754,313
SEACOR Holdings, Inc. (a)	52,976	4,567,061
Superior Energy Services, Inc. (a)	378,585	8,192,579
Tesco Corp. (a)(d)	66,408	798,224
TETRA Technologies, Inc. (a)(d)	232,603	1,486,333
TGC Industries, Inc.	33,924	317,868
Tidewater, Inc.	114,413	5,157,738
Union Drilling, Inc. (a)	29,459	136,395
Unit Corp. (a)	116,878	4,650,576
Willbros Group, Inc. (a)	99,083	566,755
		115,846,495
Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. (a)(d)	199,696	551,161
Adams Resources & Energy, Inc.	9,909	351,274
Alon USA Energy, Inc.	31,382	265,806
Amyris, Inc. (a)(d)	59,801	162,061
APCO Oil and Gas International, Inc. (d)	22,879	520,955

	Shares	Value
Approach Resources, Inc. (a)(d)	61,189	$ 1,715,128
Arch Coal, Inc.	486,332	3,083,345
ATP Oil & Gas Corp. (a)(d)	125,004	660,021
Barnwell Industries, Inc. (a)	11,298	36,719
Berry Petroleum Co. Class A (d)	113,429	4,413,522
Bill Barrett Corp. (a)(d)	108,832	2,101,546
BioFuel Energy Corp. (a)(d)	245,610	72,455
Bonanza Creek Energy, Inc.	21,405	365,169
BPZ Energy, Inc. (a)(d)	218,335	674,655
Callon Petroleum Co. (a)	73,635	317,367
Carrizo Oil & Gas, Inc. (a)(d)	72,656	1,606,424
Cheniere Energy, Inc. (a)(d)	419,826	5,894,357
Cimarex Energy Co. (d)	195,710	10,425,472
Clayton Williams Energy, Inc. (a)(d)	27,250	1,557,065
Clean Energy Fuels Corp. (a)(d)	140,231	1,908,544
Cloud Peak Energy, Inc. (a)(d)	131,126	2,029,830
Cobalt International Energy, Inc. (a)	433,570	9,820,361
Comstock Resources, Inc. (a)(d)	100,233	1,498,483
Concho Resources, Inc. (a)	240,809	21,128,582
Contango Oil & Gas Co. (a)(d)	31,943	1,678,285
Continental Resources, Inc. (a)(d)	129,587	9,441,709
CREDO Petroleum Corp. (a)	17,574	183,297
Crimson Exploration, Inc. (a)(d)	84,713	336,311
Crosstex Energy, Inc. (d)	142,544	1,925,769
Cubic Energy, Inc. (a)(d)	111,458	30,094
CVR Energy, Inc. (a)(d)	38,340	975,370
Delek US Holdings, Inc.	35,233	567,604
DHT Holdings, Inc. (d)	140,401	95,332
Double Eagle Petroleum Co. (a)	27,291	114,622
Earthstone Energy, Inc. (a)	4,213	77,941
Endeavour International Corp. (a)(d)	75,178	751,028
Energen Corp.	170,000	7,505,500
Energy Partners Ltd. (a)	62,783	991,344
Evolution Petroleum Corp. (a)	37,375	299,748
EXCO Resources, Inc. (d)	428,710	3,086,712
FieldPoint Petroleum Corp. (a)	9,981	37,628
FieldPoint Petroleum Corp. warrants 3/23/17 (a)	9,981	8,192
Forest Oil Corp. (a)(d)	237,472	1,982,891
FX Energy, Inc. (a)(d)	108,663	529,189
Gasco Energy, Inc. (a)	467,214	88,771
Gastar Exploration Ltd. (a)	112,646	202,763
GeoMet, Inc. (a)	60,223	18,669
Georesources, Inc. (a)(d)	43,651	1,558,341
Gevo, Inc. (a)(d)	16,005	97,150
GMX Resources, Inc. (a)(d)	104,152	100,809
Goodrich Petroleum Corp. (a)(d)	59,308	875,979
Green Plains Renewable Energy, Inc. (a)(d)	73,502	521,129
Gulfport Energy Corp. (a)	88,655	1,638,344
Halcon Resources Corp. (a)(d)	62,504	588,163
Hallador Energy Co.	5,608	39,536
Harvest Natural Resources, Inc. (a)(d)	74,832	410,828
HKN, Inc. (a)	28,420	67,355
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
HollyFrontier Corp.	441,678	$ 13,020,667
Houston American Energy Corp. (a)(d)	37,486	58,103
Hyperdynamics Corp. (a)(d)	506,351	384,827
Isramco, Inc. (a)(d)	2,413	190,217
James River Coal Co. (a)(d)	77,119	193,569
KiOR, Inc. Class A (d)	28,186	255,083
Kodiak Oil & Gas Corp. (a)(d)	616,350	4,998,599
Laredo Petroleum Holdings, Inc.	62,382	1,313,141
Lucas Energy, Inc. (a)(d)	25,312	36,196
Magellan Petroleum Corp. (a)	109,622	122,777
Magnum Hunter Resources Corp. (d)	378,880	1,526,886
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	19,383	0
Matador Resources Co.	29,289	294,354
McMoRan Exploration Co. (a)(d)	286,847	2,791,021
Mexco Energy Corp. (a)	2,175	12,746
Midstates Petroleum Co., Inc.	53,159	762,300
Miller Energy Resources, Inc. (a)(d)	147,718	595,304
Northern Oil & Gas, Inc. (a)(d)	167,032	2,994,884
Oasis Petroleum, Inc. (a)(d)	159,590	4,099,867
Overseas Shipholding Group, Inc. (d)	63,133	689,412
Pacific Ethanol, Inc. (a)(d)	166,130	106,323
Panhandle Royalty Co. Class A	15,804	401,580
Patriot Coal Corp. (a)	201,010	476,394
Penn Virginia Corp.	93,671	526,431
Petroleum Development Corp. (a)(d)	70,137	1,742,203
Petroquest Energy, Inc. (a)(d)	116,987	579,086
Plains Exploration & Production Co. (a)	335,541	12,009,012
PostRock Energy Corp. (a)	17,510	35,896
PrimeEnergy Corp. (a)	1,965	43,584
Pyramid Oil Co. (a)	7,060	33,464
Quicksilver Resources, Inc. (a)(d)	274,950	1,229,027
Renewable Energy Group, Inc. (d)	10,652	73,925
Rentech, Inc. (a)	686,373	1,290,381
Resolute Energy Corp. (a)(d)	180,267	1,577,336
Rex American Resources Corp. (a)	16,822	309,861
Rex Energy Corp. (a)	90,060	906,004
Rosetta Resources, Inc. (a)(d)	112,738	4,361,833
Royale Energy, Inc. (a)(d)	11,555	32,932
Sanchez Energy Corp.	19,483	470,514
SandRidge Energy, Inc. (a)(d)	970,712	6,164,021
Saratoga Resources, Inc. (a)	15,181	92,452
SemGroup Corp. Class A (a)	96,535	2,910,530
Ship Finance International Ltd. (NY Shares) (d)	109,403	1,694,652
SM Energy Co.	150,573	8,144,494
Solazyme, Inc. (d)	74,784	819,633
Stone Energy Corp. (a)(d)	104,960	2,472,858
Swift Energy Co. (a)(d)	88,600	1,764,026
Synergy Resources Corp. (a)	28,550	77,371
Syntroleum Corp. (a)(d)	166,427	106,530

	Shares	Value
Targa Resources Corp.	89,113	$ 3,951,270
Teekay Corp.	95,965	2,585,297
Tengasco, Inc. (a)(d)	63,216	48,487
Tri-Valley Corp. (a)(d)	75,638	5,030
Ultra Petroleum Corp. (a)(d)	366,925	6,795,451
Uranium Energy Corp. (a)(d)	202,850	466,555
Uranium Resources, Inc. (a)(d)	186,574	130,434
US Energy Corp. (a)(d)	91,127	205,036
USEC, Inc. (a)(d)	388,801	280,792
Vaalco Energy, Inc. (a)(d)	119,162	1,016,452
Venoco, Inc. (a)	63,393	591,457
Verenium Corp. (a)(d)	32,819	117,492
Voyager Oil & Gas, Inc. (a)(d)	93,088	174,075
W&T Offshore, Inc.	102,777	1,579,682
Warren Resources, Inc. (a)	175,353	377,009
Western Refining, Inc.	113,744	2,199,809
Westmoreland Coal Co. (a)	24,842	185,818
Whiting Petroleum Corp. (a)	266,339	11,508,508
World Fuel Services Corp. (d)	162,252	6,084,450
ZaZa Energy Corp. (a)(d)	54,531	175,045
Zion Oil & Gas, Inc. (a)(d)	112,487	239,597
Zion Oil & Gas, Inc. warrants 8/15/12 (a)(d)	26,798	5,360
		231,502,117
TOTAL ENERGY		347,348,612
FINANCIALS - 21.8%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)(d)	118,272	12,190,295
Arlington Asset Investment Corp. (d)	20,855	470,906
Artio Global Investors, Inc. Class A (d)	122,626	374,009
BGC Partners, Inc. Class A (d)	169,391	1,009,570
Calamos Asset Management, Inc. Class A	47,935	521,533
CIFI Corp. (a)	10,218	75,102
Cohen & Steers, Inc. (d)	41,701	1,349,027
Cowen Group, Inc. Class A (a)	250,464	636,179
Diamond Hill Investment Group, Inc.	6,477	433,117
Duff & Phelps Corp. Class A	67,634	963,785
Eaton Vance Corp. (non-vtg.)	260,368	6,337,357
Edelman Financial Group, Inc.	54,798	470,715
Epoch Holding Corp.	37,425	860,027
Evercore Partners, Inc. Class A	51,523	1,273,133
FBR Capital Markets Corp. (a)	141,847	377,313
Financial Engines, Inc. (a)(d)	118,591	2,488,039
FirstCity Financial Corp. (a)	5,260	47,235
FXCM, Inc. Class A (d)	32,446	333,545
GAMCO Investors, Inc. Class A	13,874	575,910
GFI Group, Inc.	188,467	512,630
Gleacher & Co., Inc. (a)(d)	185,336	157,536
Greenhill & Co., Inc.	60,155	2,097,605
HFF, Inc. (a)(d)	86,273	1,128,451
ICG Group, Inc. (a)	113,828	990,304
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Institutional Financial Markets, Inc.	16,813	$ 19,503
INTL FCStone, Inc. (a)(d)	36,432	665,977
Investment Technology Group, Inc. (a)(d)	111,776	1,059,636
Janus Capital Group, Inc. (d)	420,000	3,066,000
Jefferies Group, Inc. (d)	355,990	4,756,026
JMP Group, Inc.	44,707	259,748
KBW, Inc.	72,402	1,173,636
Knight Capital Group, Inc. Class A (a)(d)	210,178	2,641,937
Ladenburg Thalmann Financial Services, Inc. (a)(d)	282,944	413,098
LPL Investment Holdings, Inc.	120,188	3,891,687
Manning & Napier, Inc.	5,518	76,645
Medallion Financial Corp.	52,498	541,779
Oppenheimer Holdings, Inc. Class A (non-vtg.)	32,675	458,104
Penson Worldwide, Inc. (a)(d)	47,870	14,361
Piper Jaffray Companies (a)(d)	44,362	971,971
Pzena Investment Management, Inc.	13,002	53,568
Raymond James Financial, Inc.	242,451	8,286,975
Rodman & Renshaw Capital Group, Inc. (a)(d)	120,949	60,475
Safeguard Scientifics, Inc. (a)(d)	52,134	789,830
SEI Investments Co.	320,260	5,735,857
Stifel Financial Corp. (a)(d)	117,290	3,728,649
SWS Group, Inc.	80,179	461,029
TD Ameritrade Holding Corp. (d)	551,725	9,467,601
Teton Advisors, Inc. (a)	145	2,175
U.S. Global Investments, Inc. Class A	36,632	183,526
Virtus Investment Partners, Inc. (a)	15,774	1,118,061
Waddell & Reed Financial, Inc. Class A (d)	213,366	6,125,738
Walter Investment Management Corp.	58,571	1,108,749
Westwood Holdings Group, Inc.	13,202	469,991
WisdomTree Investments, Inc. (a)	144,563	965,681
		94,241,336
Commercial Banks - 4.5%
1st Source Corp.	36,833	784,911
1st United Bancorp, Inc. (a)	67,294	387,613
Access National Corp.	4,818	58,876
ACNB Corp.	13,555	195,463
Alliance Financial Corp.	11,655	365,850
Ameriana Bancorp	2,223	13,005
American National Bankshares, Inc.	15,150	330,119
Ameris Bancorp (a)(d)	51,389	584,293
AmeriServ Financial, Inc. (a)(d)	12,760	33,431
Ames National Corp. (d)	14,284	290,108
Anchor Bancorp (a)	6,363	67,702
Arrow Financial Corp.	29,216	697,094
Associated Banc-Corp.	434,355	5,498,934
Auburn National Bancorp., Inc.	2,112	52,758
BancFirst Corp.	20,263	768,576

	Shares	Value
Bancorp, Inc., Delaware (a)	71,704	$ 651,789
BancorpSouth, Inc.	226,260	3,052,247
BancTrust Financial Group, Inc. (a)	34,209	100,574
Bank of Hawaii Corp.	98,531	4,565,927
Bank of Kentucky Financial Corp. (d)	10,625	254,681
Bank of Marin Bancorp	11,502	409,356
Bank of the James Financial Group, Inc. (a)	2,186	11,914
Bank of the Ozarks, Inc.	66,910	1,943,066
Banner Bank	32,759	628,973
Bar Harbor Bankshares	9,461	331,135
BBCN Bancorp, Inc. (a)	168,307	1,816,033
BCB Bancorp, Inc. (d)	9,297	95,108
Berkshire Bancorp, Inc. (a)	1,681	14,289
BOK Financial Corp.	68,766	3,833,705
Boston Private Financial Holdings, Inc. (d)	161,973	1,460,996
Bridge Bancorp, Inc.	17,303	339,139
Bridge Capital Holdings (a)	15,251	233,950
Bryn Mawr Bank Corp.	22,784	466,388
BSB Bancorp, Inc.	19,579	237,689
C & F Financial Corp.	802	29,754
Camden National Corp.	16,328	526,415
Capital Bank Corp. (a)	18,858	39,413
Capital City Bank Group, Inc.	30,318	203,737
CapitalSource, Inc.	671,726	4,252,026
Cardinal Financial Corp.	65,740	749,436
Cascade Bancorp (a)(d)	31,306	172,183
Cathay General Bancorp	170,364	2,824,635
Center Bancorp, Inc.	24,715	254,812
Centerstate Banks of Florida, Inc.	66,005	477,876
Central Pacific Financial Corp. (a)	43,050	552,332
Century Bancorp, Inc. Class A (non-vtg.)	7,814	218,558
Chemical Financial Corp.	58,852	1,196,461
CIT Group, Inc. (a)	471,072	16,105,952
Citizens & Northern Corp.	30,086	525,001
Citizens Holding Co.	2,280	44,574
Citizens Republic Bancorp, Inc. (a)	84,126	1,367,889
City Holding Co. (d)	34,461	1,108,955
City National Corp. (d)	107,609	5,346,015
CNB Financial Corp., Pennsylvania	24,450	365,039
CoBiz, Inc.	138,787	843,825
Colony Bankcorp, Inc. (a)	4,000	20,400
Columbia Banking Systems, Inc. (d)	87,978	1,594,161
Commerce Bancshares, Inc.	193,221	7,485,382
Community Bank System, Inc.	107,478	2,859,990
Community Partners Bancorp	1,393	8,358
Community Trust Bancorp, Inc.	34,249	1,131,244
Crescent Financial Bancshares, Inc. (a)	4,931	29,438
Cullen/Frost Bankers, Inc.	143,609	8,169,916
CVB Financial Corp. (d)	241,074	2,625,296
Eagle Bancorp, Inc., Maryland (a)(d)	47,604	763,568
East West Bancorp, Inc. (d)	323,174	7,235,866
Eastern Virginia Bankshares, Inc. (a)	3,012	12,590
Encore Bancshares, Inc. (a)	30,605	630,769
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Enterprise Bancorp, Inc.	11,330	$ 180,034
Enterprise Financial Services Corp.	42,722	461,825
Farmers Capital Bank Corp. (a)	5,824	42,515
Farmers National Banc Corp.	41,229	250,260
Fidelity Southern Corp.	10,686	91,365
Financial Institutions, Inc.	28,782	470,298
First Bancorp, North Carolina	37,879	351,896
First Bancorp, Puerto Rico (a)	186,883	682,123
First Busey Corp. (d)	187,857	871,656
First California Financial Group, Inc. (a)	58,547	396,949
First Citizen Bancshares, Inc.	17,596	2,964,926
First Commonwealth Financial Corp.	220,589	1,383,093
First Community Bancshares, Inc.	36,337	450,215
First Connecticut Bancorp, Inc.	36,193	471,595
First Financial Bancorp, Ohio	125,711	1,930,921
First Financial Bankshares, Inc. (d)	91,048	2,918,999
First Financial Corp., Indiana	28,823	808,485
First Financial Service Corp. (a)	745	2,459
First Interstate Bancsystem, Inc.	46,551	649,386
First M&F Corp.	1,684	7,157
First Merchants Corp.	56,317	660,598
First Midwest Bancorp, Inc., Delaware	155,623	1,570,236
First Niagara Financial Group, Inc.	686,322	5,538,619
First of Long Island Corp.	16,908	455,840
First Republic Bank (a)	194,968	6,121,995
First Security Group, Inc. (a)(d)	1,070	2,568
First South Bancorp, Inc., Virginia (a)	39,689	185,745
First United Corp. (a)	14,602	79,727
Firstbank Corp., Michigan	7,615	75,389
FirstMerit Corp.	236,536	3,760,922
FNB Corp., Pennsylvania	296,034	3,143,881
FNB United Corp. (a)(d)	4,166	62,240
Fulton Financial Corp.	455,371	4,612,908
German American Bancorp, Inc.	31,184	570,979
Glacier Bancorp, Inc.	159,143	2,283,702
Great Southern Bancorp, Inc.	21,585	505,305
Green Bankshares, Inc. (a)	33,783	55,066
Guaranty Bancorp (a)	85,858	160,554
Hampton Roads Bankshares, Inc. (a)(d)	56,222	78,711
Hampton Roads Bankshares, Inc. rights (a)	56,222	73,201
Hancock Holding Co.	188,216	5,738,706
Hanmi Financial Corp. (a)	49,523	465,021
Hawthorn Bancshares, Inc.	6,079	60,061
Heartland Financial USA, Inc.	31,079	590,501
Heritage Commerce Corp. (a)	57,846	356,331
Heritage Financial Corp., Washington	35,332	489,348
Heritage Oaks Bancorp (a)	19,812	97,475
Home Bancshares, Inc.	61,821	1,739,025
Horizon Bancorp Industries (d)	8,065	201,302
Hudson Valley Holding Corp.	41,056	685,635

	Shares	Value
IBERIABANK Corp. (d)	73,254	$ 3,552,086
Independent Bank Corp. (a)(d)	17,064	58,871
Independent Bank Corp., Massachusetts (d)	47,398	1,281,168
International Bancshares Corp.	125,554	2,318,982
Intervest Bancshares Corp. Class A (a)	43,436	164,622
Investors Bancorp, Inc. (a)	116,640	1,742,602
Lakeland Bancorp, Inc.	58,820	528,792
Lakeland Financial Corp.	34,881	896,093
Macatawa Bank Corp. (a)	67,984	227,067
MainSource Financial Group, Inc.	47,324	523,403
MB Financial, Inc.	119,861	2,434,377
MBT Financial Corp. (a)(d)	10,000	26,700
Mercantile Bank Corp. (a)(d)	17,873	260,410
Merchants Bancshares, Inc.	14,012	370,758
Metro Bancorp, Inc. (a)	41,607	470,991
Metrocorp Bancshares, Inc. (a)	35,019	332,681
Middleburg Financial Corp.	12,256	196,096
Midsouth Bancorp, Inc.	24,320	320,538
MidWestOne Financial Group, Inc.	16,620	320,101
National Bankshares, Inc. (d)	16,169	468,901
National Penn Bancshares, Inc. (d)	283,008	2,521,601
NBT Bancorp, Inc.	110,024	2,186,177
NewBridge Bancorp (a)	32,890	140,440
North Valley Bancorp (a)	3,411	44,002
Northeast Bancorp	18,382	159,004
Northrim Bancorp, Inc.	11,006	239,270
Norwood Financial Corp.	2,777	77,451
OBA Financial Services, Inc. (a)	5,103	76,545
Ohio Valley Banc Corp.	7,485	149,401
Old National Bancorp, Indiana	206,275	2,390,727
Old Second Bancorp, Inc. (a)(d)	34,774	45,902
OmniAmerican Bancorp, Inc. (a)	21,285	421,017
Oriental Financial Group, Inc.	108,756	1,138,675
Orrstown Financial Services, Inc.	16,026	121,477
Pacific Capital Bancorp NA (a)(d)	18,635	848,824
Pacific Continental Corp.	43,214	388,926
Pacific Mercantile Bancorp (a)	15,716	99,011
Pacific Premier Bancorp, Inc. (a)	1,830	14,457
PacWest Bancorp	69,253	1,579,661
Park National Corp. (d)	38,738	2,499,763
Park Sterling Corp. (a)	97,814	435,272
Patriot National Bancorp, Inc. (a)(d)	14,022	25,520
Peapack-Gladstone Financial Corp.	17,211	255,755
Penns Woods Bancorp, Inc.	10,096	382,840
Peoples Bancorp of North Carolina	1,842	14,552
Peoples Bancorp, Inc. (d)	20,106	377,390
Peoples Financial Corp., Mississippi	7,232	65,233
Pinnacle Financial Partners, Inc. (a)(d)	92,448	1,577,163
Popular, Inc. (a)	268,902	4,106,134
Porter Bancorp, Inc.	3,733	5,973
Preferred Bank, Los Angeles (a)	20,486	251,363
Premier Financial Bancorp, Inc. (a)	5,435	38,154
PremierWest Bancorp (a)(d)	17,140	25,024
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Princeton National Bancorp, Inc. (a)(d)	3,779	$ 2,834
PrivateBancorp, Inc.	142,003	2,091,704
Prosperity Bancshares, Inc. (d)	104,563	4,466,931
QCR Holdings, Inc.	6,005	72,000
Renasant Corp.	59,271	906,254
Republic Bancorp, Inc., Kentucky Class A	25,708	542,439
Republic First Bancorp, Inc. (a)	43,198	85,964
Royal Bancshares of Pennsylvania, Inc. Class A (a)	6,704	10,458
S&T Bancorp, Inc. (d)	77,320	1,327,584
S.Y. Bancorp, Inc.	30,337	683,796
Sandy Spring Bancorp, Inc.	54,021	961,034
Savannah Bancorp, Inc. (a)	3,956	19,938
SCBT Financial Corp.	39,694	1,345,230
Seacoast Banking Corp., Florida (a)	235,806	356,067
Shore Bancshares, Inc.	20,686	121,013
Sierra Bancorp (d)	28,927	260,054
Signature Bank (a)(d)	113,303	6,957,937
Simmons First National Corp. Class A (d)	37,373	888,730
Southern National Bancorp of Virginia, Inc.	12,282	84,746
Southside Bancshares, Inc.	40,257	844,592
Southwest Bancorp, Inc., Oklahoma (a)	44,454	424,980
State Bank Financial Corp. (a)	70,725	1,191,716
StellarOne Corp.	55,996	676,432
Sterling Bancorp, New York	62,200	566,020
Sterling Financial Corp., Washington (a)	89,175	1,598,016
Suffolk Bancorp (a)	25,339	299,760
Summit Financial Group, Inc. (a)	1,800	9,504
Sun Bancorp, Inc., New Jersey (a)(d)	136,043	318,341
Susquehanna Bancshares, Inc. (d)	475,630	4,580,317
SVB Financial Group (a)(d)	95,021	5,668,953
Synovus Financial Corp. (d)	1,961,478	3,746,423
Taylor Capital Group, Inc. (a)(d)	36,427	542,034
TCF Financial Corp. (d)	333,798	3,935,478
Texas Capital Bancshares, Inc. (a)(d)	76,497	2,966,554
The First Bancorp, Inc.	21,478	304,988
TIB Financial Corp. (a)	777	9,907
Tompkins Financial Corp.	22,482	823,066
TowneBank (d)	64,296	798,556
Trico Bancshares (d)	35,094	538,693
Trustmark Corp.	122,362	2,988,080
UMB Financial Corp.	95,086	4,637,344
Umpqua Holdings Corp. (d)	254,223	3,261,681
Union Bankshares, Inc.	388	7,287
Union/First Market Bankshares Corp.	46,992	656,008
United Bankshares, Inc., West Virginia	132,968	3,406,640
United Community Banks, Inc., Georgia (a)(d)	46,313	381,156
United Security Bancshares, Inc. (a)	8,545	43,067
United Security Bancshares, California (d)	7,269	16,428

	Shares	Value
Univest Corp. of Pennsylvania	34,700	$ 555,894
Valley National Bancorp (d)	489,100	5,473,029
Virginia Commerce Bancorp, Inc. (a)	67,965	560,711
VIST Financial Corp.	19,913	225,216
Washington Banking Co., Oak Harbor	41,106	557,808
Washington Trust Bancorp, Inc.	35,763	842,576
Webster Financial Corp.	192,996	3,912,029
Wellesley Bancorp, Inc.	2,803	40,644
WesBanco, Inc.	64,528	1,311,854
West Bancorp., Inc.	25,000	232,000
West Coast Bancorp (a)	46,944	882,547
Westamerica Bancorp.	70,836	3,167,078
Western Alliance Bancorp. (a)(d)	206,028	1,796,564
Wilshire Bancorp, Inc. (a)	124,300	622,743
Wintrust Financial Corp. (d)	76,756	2,610,472
Xenith Bankshares, Inc. (a)	16,585	68,662
Yadkin Valley Financial Corp. (a)	15,173	42,940
		284,682,750
Consumer Finance - 0.3%
Cash America International, Inc. (d)	61,500	2,735,520
CompuCredit Holdings Corp. (a)(d)	41,074	166,350
Consumer Portfolio Services, Inc. (a)	11,918	26,220
Credit Acceptance Corp. (a)(d)	21,614	1,831,570
DFC Global Corp. (a)(d)	92,459	1,523,724
EZCORP, Inc. (non-vtg.) Class A (a)(d)	106,020	2,502,072
First Cash Financial Services, Inc. (a)(d)	76,532	2,866,889
First Marblehead Corp. (a)(d)	153,484	174,972
Green Dot Corp. Class A (a)(d)	42,106	894,331
Imperial Holdings, Inc. (a)(d)	53,799	219,500
Nelnet, Inc. Class A	61,253	1,429,645
Netspend Holdings, Inc. (a)(d)	69,646	516,077
QC Holdings, Inc.	15,915	63,899
Regional Management Corp.	1,398	20,621
White River Capital, Inc.	7,973	181,625
World Acceptance Corp. (a)(d)	41,982	2,873,248
		18,026,263
Diversified Financial Services - 0.4%
California First National Bancorp	1,545	23,376
Catskill Litigation Trust (a)	1,036	0
CBOE Holdings, Inc.	232,203	5,863,126
FX Alliance, Inc. (d)	11,347	186,772
Gain Capital Holdings, Inc.	22,236	109,401
Interactive Brokers Group, Inc.	80,367	1,146,033
Life Partners Holdings, Inc. (d)	51,198	117,755
MarketAxess Holdings, Inc.	67,374	2,175,506
Marlin Business Services Corp.	19,144	275,865
MicroFinancial, Inc.	5,166	41,328
MSCI, Inc. Class A (a)	266,174	8,999,343
NCP Litigation Trust (a)	200	0
NewStar Financial, Inc. (a)(d)	67,474	754,359
PHH Corp. (a)(d)	123,456	2,045,666
PICO Holdings, Inc. (a)(d)	53,727	1,190,590
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - continued
Resource America, Inc. Class A	23,799	$ 144,936
Vector Capital Corp. rights (a)	49,572	1
		23,074,057
Insurance - 4.3%
21st Century Holding Co. (a)	8,797	35,804
Alleghany Corp. (d)	37,169	12,228,601
Allied World Assurance Co. Holdings Ltd.	89,522	6,884,242
American Equity Investment Life Holding Co.	119,336	1,262,575
American Financial Group, Inc.	210,353	8,180,628
American Independence Corp. (a)	3,087	14,941
American National Insurance Co.	30,247	2,066,475
American Safety Insurance Group Ltd. (a)(d)	25,797	463,314
Amerisafe, Inc. (a)(d)	44,533	1,219,759
Amtrust Financial Services, Inc. (d)	67,118	1,929,643
Arch Capital Group Ltd. (a)(d)	304,045	11,623,640
Argo Group International Holdings, Ltd.	69,162	1,935,153
Arthur J. Gallagher & Co. (d)	255,000	8,858,700
Aspen Insurance Holdings Ltd. (d)	153,609	4,340,990
Assured Guaranty Ltd.	379,226	4,527,958
Axis Capital Holdings Ltd.	311,323	10,242,527
Baldwin & Lyons, Inc. Class B	20,123	427,614
Brown & Brown, Inc.	285,914	7,319,398
Citizens, Inc. Class A (a)(d)	78,016	629,589
CNA Financial Corp.	99,168	2,821,330
CNO Financial Group, Inc.	479,137	3,286,880
Crawford & Co. Class B	69,141	248,908
Donegal Group, Inc. Class A	26,385	392,345
Eastern Insurance Holdings, Inc.	16,085	247,066
eHealth, Inc. (a)(d)	59,193	948,864
EMC Insurance Group	12,011	238,298
Employers Holdings, Inc.	110,478	1,867,078
Endurance Specialty Holdings Ltd.	106,872	4,174,420
Enstar Group Ltd. (a)(d)	21,473	1,956,620
Erie Indemnity Co. Class A	63,649	4,574,454
Everest Re Group Ltd.	99,157	10,125,913
FBL Financial Group, Inc. Class A	35,194	898,503
Fidelity National Financial, Inc. Class A	485,770	9,151,907
First Acceptance Corp. (a)	24,679	35,291
First American Financial Corp.	238,268	3,755,104
Flagstone Reinsurance Holdings Ltd.	117,127	865,569
Fortegra Financial Corp. (a)	15,197	121,424
Global Indemnity PLC (a)	37,631	785,735
Greenlight Capital Re, Ltd. (a)	63,768	1,578,896
Hallmark Financial Services, Inc. (a)	27,548	196,142
Hanover Insurance Group, Inc.	117,027	4,565,223
HCC Insurance Holdings, Inc. (d)	266,725	8,337,824
Hilltop Holdings, Inc. (a)(d)	103,357	1,074,913
Homeowners Choice, Inc.	3,524	48,103

	Shares	Value
Horace Mann Educators Corp.	81,387	$ 1,392,532
Independence Holding Co.	12,745	115,342
Infinity Property & Casualty Corp.	29,456	1,580,609
Investors Title Co.	2,693	139,659
Kansas City Life Insurance Co.	10,866	338,802
Kemper Corp.	121,221	3,550,563
Maiden Holdings Ltd.	143,671	1,169,482
Markel Corp. (a)	22,305	9,780,519
MBIA, Inc. (a)(d)	401,932	3,605,330
Meadowbrook Insurance Group, Inc. (d)	121,669	1,081,637
Mercury General Corp.	55,815	2,433,534
Montpelier Re Holdings Ltd. (d)	171,990	3,591,151
National Financial Partners Corp. (a)(d)	130,377	1,734,014
National Interstate Corp.	12,547	312,922
National Security Group, Inc.	2,778	26,058
National Western Life Insurance Co. Class A	7,450	941,829
Navigators Group, Inc. (a)(d)	29,134	1,411,542
Old Republic International Corp.	586,439	5,788,153
OneBeacon Insurance Group Ltd.	51,637	674,896
PartnerRe Ltd. (d)	150,747	10,683,440
Phoenix Companies, Inc. (a)(d)	253,513	410,691
Platinum Underwriters Holdings Ltd.	76,798	2,787,767
Presidential Life Corp.	49,531	436,368
Primerica, Inc.	115,806	2,787,450
ProAssurance Corp. (d)	64,616	5,695,254
Protective Life Corp. (d)	178,332	4,700,832
Reinsurance Group of America, Inc.	163,166	8,186,038
RenaissanceRe Holdings Ltd.	114,395	8,816,423
RLI Corp.	47,991	3,198,120
Safety Insurance Group, Inc.	32,009	1,283,881
SeaBright Insurance Holdings, Inc.	51,078	433,141
Selective Insurance Group, Inc.	108,320	1,830,608
StanCorp Financial Group, Inc. (d)	111,235	3,872,090
State Auto Financial Corp.	31,387	428,433
Stewart Information Services Corp. (d)	39,262	542,993
Symetra Financial Corp.	233,995	2,644,144
Tower Group, Inc.	79,758	1,565,650
Unico American Corp.	2,607	26,461
United Fire Group, Inc.	48,938	1,039,933
Universal Insurance Holdings, Inc.	99,404	347,914
Validus Holdings Ltd.	149,338	4,686,226
W.R. Berkley Corp.	270,121	10,351,037
White Mountains Insurance Group Ltd.	13,674	7,042,383
		269,954,212
Real Estate Investment Trusts - 9.2%
Acadia Realty Trust (SBI)	113,588	2,540,964
AG Mortgage Investment Trust, Inc.	33,432	668,974
Agree Realty Corp.	28,120	588,270
Alexanders, Inc.	7,463	2,919,078
Alexandria Real Estate Equities, Inc.	137,506	9,413,661
American Assets Trust, Inc.	97,861	2,210,680
American Campus Communities, Inc.	162,273	7,123,785
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Capital Agency Corp.	515,447	$ 16,839,653
American Capital Mortgage Investment Corp.	48,058	1,143,300
American Realty Capital Trust, Inc.	13,581	145,045
Annaly Capital Management, Inc. (d)	2,301,854	38,256,813
Anworth Mortgage Asset Corp.	286,499	1,928,138
Apollo Commercial Real Estate Finance, Inc.	43,970	698,244
Apollo Residential Mortgage, Inc.	24,079	451,481
Arbor Realty Trust, Inc. (d)	95,842	584,636
Ares Commercial Real Estate Corp.	16,980	280,000
Armour Residential REIT, Inc. (d)	461,337	3,220,132
Ashford Hospitality Trust, Inc.	167,220	1,429,731
Associated Estates Realty Corp.	110,604	1,748,649
BioMed Realty Trust, Inc.	366,169	6,609,350
Brandywine Realty Trust (SBI)	355,301	3,990,030
BRE Properties, Inc.	164,606	8,103,553
BRT Realty Trust (a)	7,942	56,229
Camden Property Trust (SBI)	192,193	12,513,686
Campus Crest Communities, Inc.	85,655	923,361
Capital Trust, Inc. Class A (a)	85,860	282,479
CapLease, Inc.	166,403	653,964
Capstead Mortgage Corp.	222,517	3,064,059
CBL & Associates Properties, Inc.	348,676	6,087,883
Cedar Shopping Centers, Inc.	117,707	564,994
Chatham Lodging Trust	37,534	487,191
Chesapeake Lodging Trust	79,186	1,429,307
Chimera Investment Corp.	2,491,833	6,977,132
Colonial Properties Trust (SBI)	223,039	4,730,657
Colony Financial, Inc.	71,275	1,197,420
CommonWealth REIT	198,107	3,496,589
Coresite Realty Corp.	68,854	1,642,168
Corporate Office Properties Trust (SBI)	150,393	3,310,150
Cousins Properties, Inc.	217,353	1,573,636
Crexus Investment Corp.	178,454	1,748,849
CubeSmart	230,860	2,611,027
Cys Investments, Inc. (d)	283,319	3,875,804
DCT Industrial Trust, Inc.	498,172	2,899,361
DDR Corp.	548,129	7,613,512
DiamondRock Hospitality Co. (d)	357,776	3,556,293
Digital Realty Trust, Inc.	238,191	16,856,777
Douglas Emmett, Inc.	275,325	5,891,955
Duke Realty LP	553,037	7,654,032
DuPont Fabros Technology, Inc. (d)	145,560	3,710,324
EastGroup Properties, Inc. (d)	54,633	2,708,158
Education Realty Trust, Inc.	179,142	1,974,145
Entertainment Properties Trust (SBI)	98,855	4,079,746
Equity Lifestyle Properties, Inc.	97,326	6,409,890
Equity One, Inc.	128,065	2,543,371
Essex Property Trust, Inc.	75,701	11,389,972
Excel Trust, Inc.	82,459	963,946

	Shares	Value
Extra Space Storage, Inc.	235,368	$ 6,675,036
Federal Realty Investment Trust (SBI) (d)	151,446	14,884,113
FelCor Lodging Trust, Inc. (a)	316,013	1,311,454
First Industrial Realty Trust, Inc. (a)	173,098	2,065,059
First Potomac Realty Trust	155,718	1,868,616
Franklin Street Properties Corp.	159,485	1,556,574
General Growth Properties, Inc.	913,520	15,301,460
Getty Realty Corp. (d)	107,657	1,733,278
Gladstone Commercial Corp.	28,855	457,063
Glimcher Realty Trust	297,434	2,736,393
Government Properties Income Trust	84,514	1,807,754
Gramercy Capital Corp. (a)	124,024	316,261
Gyrodyne Co. of America, Inc. (a)	774	77,981
Hatteras Financial Corp.	234,157	6,685,182
Healthcare Realty Trust, Inc.	159,001	3,478,942
Hersha Hospitality Trust (d)	396,416	2,112,897
Highwoods Properties, Inc. (SBI)	153,871	4,963,878
Home Properties, Inc.	104,528	6,265,408
Hospitality Properties Trust (SBI)	280,146	6,586,232
Hudson Pacific Properties, Inc.	57,436	920,125
Inland Real Estate Corp.	192,865	1,585,350
Invesco Mortgage Capital, Inc.	297,124	5,389,829
Investors Real Estate Trust (d)	219,188	1,558,427
iStar Financial, Inc. (a)(d)	264,321	1,498,700
Kilroy Realty Corp.	152,958	7,022,302
Kite Realty Group Trust	144,024	682,674
LaSalle Hotel Properties (SBI)	185,630	5,119,675
Lexington Corporate Properties Trust (d)	372,493	3,095,417
Liberty Property Trust (SBI)	275,612	9,555,468
LTC Properties, Inc.	66,955	2,160,638
Mack-Cali Realty Corp.	191,873	5,226,621
Medical Properties Trust, Inc.	291,183	2,620,647
MFA Financial, Inc.	876,893	6,681,925
Mid-America Apartment Communities, Inc.	79,346	5,347,127
Mission West Properties, Inc.	50,496	424,671
Monmouth Real Estate Investment Corp. Class A	69,343	703,831
MPG Office Trust, Inc. (a)(d)	183,549	326,717
National Health Investors, Inc.	62,000	2,992,740
National Retail Properties, Inc.	234,656	6,216,037
New York Mortgage Trust, Inc.	45,221	301,172
NorthStar Realty Finance Corp.	302,735	1,568,167
Omega Healthcare Investors, Inc.	217,014	4,581,166
One Liberty Properties, Inc.	31,813	564,044
Parkway Properties, Inc.	58,364	615,157
Pebblebrook Hotel Trust	140,580	3,085,731
Pennsylvania Real Estate Investment Trust (SBI)	138,362	1,754,430
Pennymac Mortgage Investment Trust	55,638	1,027,634
Piedmont Office Realty Trust, Inc. Class A	413,855	6,832,746
PMC Commercial Trust	13,167	103,624
Post Properties, Inc.	120,923	5,853,882
Potlatch Corp.	107,179	3,071,750
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
PS Business Parks, Inc.	43,000	$ 2,833,270
RAIT Financial Trust (d)	106,830	434,798
Ramco-Gershenson Properties Trust (SBI)	103,269	1,229,934
Rayonier, Inc.	272,617	11,714,352
Realty Income Corp.	298,304	11,433,992
Redwood Trust, Inc.	159,669	1,933,592
Regency Centers Corp.	198,661	8,703,338
Resource Capital Corp.	171,837	917,610
Retail Opportunity Investments Corp. (d)	114,340	1,374,367
Retail Properties America, Inc.	75,643	692,133
RLJ Lodging Trust	142,273	2,508,273
Rouse Properties, Inc. (d)	39,819	509,285
Sabra Health Care REIT, Inc.	98,716	1,419,536
Saul Centers, Inc.	23,989	963,398
Select Income (REIT)	5,100	111,945
Senior Housing Properties Trust (SBI)	359,780	7,429,457
SL Green Realty Corp. (d)	193,038	14,479,780
Sovran Self Storage, Inc.	73,113	3,608,127
Stag Industrial, Inc.	40,303	554,166
Starwood Property Trust, Inc.	262,224	5,254,969
Strategic Hotel & Resorts, Inc. (a)	354,090	2,205,981
Summit Hotel Properties, Inc.	75,902	604,939
Sun Communities, Inc.	67,921	2,799,024
Sunstone Hotel Investors, Inc. (a)	332,828	3,331,608
Supertel Hospitality, Inc., Maryland (a)	13,197	12,422
Tanger Factory Outlet Centers, Inc.	209,858	6,507,697
Taubman Centers, Inc.	133,106	9,716,738
Terreno Realty Corp.	31,023	441,147
The Macerich Co. (d)	299,629	17,093,834
Two Harbors Investment Corp.	460,856	4,765,251
UDR, Inc. (d)	492,867	12,765,255
UMH Properties, Inc.	29,271	296,515
Universal Health Realty Income Trust (SBI)	32,328	1,249,477
Urstadt Biddle Properties, Inc.	5,274	90,449
Urstadt Biddle Properties, Inc. Class A	50,629	901,196
Washington (REIT) (SBI)	136,559	3,842,770
Weingarten Realty Investors (SBI)	262,830	6,723,191
Western Asset Mortgage Capital Corp.	17,417	327,440
Whitestone REIT Class B	24,805	317,504
Winthrop Realty Trust	59,385	611,072
		578,454,071
Real Estate Management & Development - 0.5%
American Realty Capital Properties, Inc.	6,190	67,347
American Realty Investments, Inc. (a)	1,965	4,323
AV Homes, Inc. (a)	24,732	278,235
Brookfield Properties Corp.	610,518	10,208,303
Consolidated-Tomoka Land Co.	11,328	314,352
Forest City Enterprises, Inc. Class A (a)	297,002	3,976,857
Forestar Group, Inc. (a)(d)	73,423	990,476
Howard Hughes Corp. (a)	60,794	3,639,737
InterGroup Corp. (a)	336	6,720

	Shares	Value
Jones Lang LaSalle, Inc. (d)	94,711	$ 6,866,548
Kennedy-Wilson Holdings, Inc. (d)	91,995	1,199,615
Maui Land & Pineapple, Inc. (a)	17,270	60,618
Preferred Apartment Communities, Inc. Class A	2,507	18,527
Stratus Properties, Inc. (a)	6,633	54,523
Tejon Ranch Co. (a)(d)	33,819	900,938
The St. Joe Co. (a)(d)	213,311	3,406,577
Thomas Properties Group, Inc.	85,189	403,796
Transcontinental Realty Investors, Inc. (a)	1,497	4,147
Zillow, Inc. (d)	7,673	300,628
ZipRealty, Inc. (a)	28,991	43,197
		32,745,464
Thrifts & Mortgage Finance - 1.1%
Alliance Bancorp, Inc. of Pennsylvania	6,385	75,982
ASB Bancorp, Inc.	13,663	187,866
Astoria Financial Corp.	205,339	1,845,998
Bank Mutual Corp.	123,703	425,538
BankAtlantic Bancorp, Inc. Class A (a)(d)	46,761	229,597
BankFinancial Corp. (d)	56,765	384,867
BankUnited, Inc.	92,889	2,191,252
Beacon Federal Bancorp, Inc.	11,844	157,525
Beneficial Mutual Bancorp, Inc. (a)	107,032	925,827
Berkshire Hills Bancorp, Inc. (d)	50,973	1,112,231
BofI Holding, Inc. (a)(d)	27,494	516,337
Brookline Bancorp, Inc., Delaware (d)	180,966	1,590,691
Camco Financial Corp. (a)	7,852	18,060
Cape Bancorp, Inc. (a)	25,193	206,583
Capitol Federal Financial, Inc.	435,831	5,077,431
Central Bancorp, Inc.	538	16,409
CFS Bancorp, Inc.	9,922	54,075
Charter Financial Corp., Georgia	2,453	21,930
Cheviot Financial Corp.	44	376
Chicopee Bancorp, Inc. (a)	11,029	158,487
Citizens South Banking Corp., Delaware	14,691	96,226
Clifton Savings Bancorp, Inc.	25,210	257,142
Dime Community Bancshares, Inc.	83,947	1,096,348
Doral Financial Corp. (a)(d)	295,629	425,706
Eagle Bancorp Montana, Inc.	15,964	159,640
ESB Financial Corp. (d)	31,148	387,793
ESSA Bancorp, Inc.	32,482	334,565
EverBank Financial Corp.	42,117	468,341
Farmer Mac Class C (non-vtg.) (d)	21,618	521,426
First Clover Leaf Financial Corp.	10,566	60,755
First Defiance Financial Corp.	23,633	377,892
First Federal Bancshares of Arkansas, Inc. (a)(d)	3,836	29,307
First Financial Holdings, Inc.	36,582	351,187
First Financial Northwest, Inc. (a)(d)	34,706	264,460
First PacTrust Bancorp, Inc.	20,005	225,056
Flagstar Bancorp, Inc. (a)	500,000	380,500
Flushing Financial Corp.	72,793	939,030
Fox Chase Bancorp, Inc.	32,985	422,868
Franklin Financial Corp./VA (a)	27,950	428,474
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Hampden Bancorp, Inc.	5,136	$ 67,282
Heritage Financial Group, Inc.	7,564	92,886
HF Financial Corp.	632	7,793
HMN Financial, Inc. (a)(d)	2,852	8,870
Home Bancorp, Inc. (a)	15,826	265,086
Home Federal Bancorp, Inc.	37,371	334,470
HomeStreet, Inc.	1,326	43,758
HopFed Bancorp, Inc.	11,426	79,525
IF Bancorp, Inc. (a)	11,597	142,411
Impac Mortgage Holdings, Inc. (a)(d)	20,302	41,416
Indiana Community Bancorp	10,158	208,341
Kaiser Federal Financial Group, Inc.	22,747	318,231
Kearny Financial Corp.	52,612	487,187
Meridian Interstate Bancorp, Inc. (a)	21,767	286,236
Meta Financial Group, Inc.	9,879	203,409
MGIC Investment Corp. (a)(d)	418,031	1,061,799
MutualFirst Financial, Inc.	4,269	45,209
NASB Financial, Inc. (a)	3,384	55,498
Nationstar Mortgage Holdings, Inc.	34,115	653,985
New England Bancshares, Inc.	10,376	131,775
New Hampshire Thrift Bancshare	2,906	36,935
New York Community Bancorp, Inc. (d)	977,822	12,076,102
Northeast Community Bancorp, Inc.	8,762	49,943
Northfield Bancorp, Inc. (d)	60,678	838,570
Northwest Bancshares, Inc.	211,159	2,421,994
Ocean Shore Holding Co.	3,679	43,780
OceanFirst Financial Corp.	36,227	510,801
Ocwen Financial Corp. (a)	249,236	3,995,253
Oneida Financial Corp.	2,810	28,718
Oritani Financial Corp.	106,486	1,457,793
Peoples Federal Bancshares, Inc. (a)	9,219	148,426
Poage Bankshares, Inc.	6,654	78,251
Provident Financial Holdings, Inc.	21,034	227,167
Provident Financial Services, Inc.	125,938	1,756,835
Provident New York Bancorp	85,454	659,705
Pulaski Financial Corp. (d)	11,679	84,790
PVF Capital Corp. (a)	16,043	29,680
Radian Group, Inc. (d)	296,100	734,328
Riverview Bancorp, Inc. (a)	20,156	26,606
Rockville Financial, Inc.	39,950	449,438
Roma Financial Corp.	25,270	203,171
SI Financial Group, Inc.	9,136	105,704
Southern Missouri Bancorp, Inc.	376	8,622
SP Bancorp, Inc. (a)	1,199	14,988
Teche Holding Co.	462	17,140
Territorial Bancorp, Inc.	28,348	607,498
TF Financial Corp.	1,866	49,244
TFS Financial Corp. (a)(d)	245,744	2,302,621
Timberland Bancorp, Inc. (a)	12,774	60,932
Tree.com, Inc. (a)	19,805	178,839
Trustco Bank Corp., New York	220,181	1,140,538

	Shares	Value
United Community Financial Corp., Ohio (a)	29,423	$ 61,494
United Financial Bancorp, Inc.	39,515	544,517
ViewPoint Financial Group	52,099	794,510
Walker & Dunlop, Inc. (a)	26,794	314,294
Washington Federal, Inc. (d)	287,542	4,718,564
Waterstone Financial, Inc. (a)	7,726	30,518
Westfield Financial, Inc.	94,628	669,966
Wolverine Bancorp, Inc. (a)	7,456	119,296
WSFS Financial Corp.	22,660	842,499
		65,399,015
TOTAL FINANCIALS		1,366,577,168
HEALTH CARE - 10.8%
Biotechnology - 3.3%
Aastrom Biosciences, Inc. (a)(d)	91,835	182,752
Acadia Pharmaceuticals, Inc. (a)	129,491	178,698
Achillion Pharmaceuticals, Inc. (a)(d)	105,385	756,664
Acorda Therapeutics, Inc. (a)(d)	110,294	2,425,365
ADVENTRX Pharmaceuticals, Inc. (a)(d)	111,483	59,097
Aegerion Pharmaceuticals, Inc. (a)(d)	24,350	370,364
Affymax, Inc. (a)(d)	76,053	1,075,389
Agenus, Inc. (a)(d)	39,248	204,875
Alkermes PLC (a)(d)	206,218	3,221,125
Allos Therapeutics, Inc. (a)	469,334	835,415
Alnylam Pharmaceuticals, Inc. (a)(d)	97,437	997,755
AMAG Pharmaceuticals, Inc. (a)(d)	57,756	810,317
Amicus Therapeutics, Inc. (a)(d)	37,172	175,824
Amylin Pharmaceuticals, Inc. (a)(d)	303,596	8,048,330
Anacor Pharmaceuticals, Inc. (a)	27,640	138,200
Anthera Pharmaceuticals, Inc. (a)(d)	50,448	99,383
ARCA biopharma, Inc. (a)(d)	20,234	9,510
Ardea Biosciences, Inc. (a)	50,140	1,601,973
Arena Pharmaceuticals, Inc. (a)	327,619	2,191,771
ARIAD Pharmaceuticals, Inc. (a)(d)	390,457	6,469,872
ArQule, Inc. (a)(d)	117,826	699,886
Array Biopharma, Inc. (a)(d)	148,443	482,440
Arrowhead Research Corp. (a)(d)	16,316	65,264
AspenBio Pharma, Inc. (a)	11,947	5,388
Astex Pharmaceuticals, Inc. (a)	198,062	348,589
Athersys, Inc. (a)	14,873	22,012
AVEO Pharmaceuticals, Inc. (a)(d)	89,765	1,142,708
AVI BioPharma, Inc. (a)(d)	377,335	245,192
Avigen, Inc. rights (a)	22,946	0
BioCryst Pharmaceuticals, Inc. (a)	76,558	237,330
BioMarin Pharmaceutical, Inc. (a)(d)	270,779	9,650,564
BioMimetic Therapeutics, Inc. (a)(d)	45,475	114,597
Biosante Pharmaceuticals, Inc. (a)(d)	223,743	101,825
Biospecifics Technologies Corp. (a)(d)	11,833	201,161
BioTime, Inc. (a)(d)	63,632	255,801
Cardium Therapeutics, Inc. (a)(d)	106,276	25,836
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Catalyst Pharmaceutical Partners, Inc. (a)(d)	16,419	$ 9,359
Cel-Sci Corp. (a)(d)	474,439	185,031
Cell Therapeutics, Inc. (a)(d)	497,008	447,158
Celldex Therapeutics, Inc. (a)(d)	103,904	433,280
Celsion Corp. (a)(d)	80,797	154,322
Cepheid, Inc. (a)(d)	144,713	5,474,493
Chelsea Therapeutics International Ltd. (a)(d)	111,861	149,894
ChemoCentryx, Inc. (d)	8,614	120,768
Cleveland Biolabs, Inc. (a)(d)	63,757	82,884
Clovis Oncology, Inc. (d)	18,757	334,062
Codexis, Inc. (a)(d)	55,475	173,082
Coronado Biosciences, Inc. (a)(d)	31,866	192,789
Cubist Pharmaceuticals, Inc. (a)(d)	130,295	5,227,435
Cubist Pharmaceuticals, Inc. rights (a)	105,448	1
Curis, Inc. (a)(d)	148,476	694,868
Cyclacel Pharmaceuticals, Inc. (a)(d)	71,040	42,624
Cytokinetics, Inc. (a)	96,287	88,584
Cytori Therapeutics, Inc. (a)(d)	157,438	349,512
CytRx Corp. (a)(d)	53,800	204,978
DARA BioSciences, Inc. (a)	10,188	8,253
Dendreon Corp. (a)(d)	353,297	2,473,079
Discovery Laboratories, Inc. (a)(d)	83,205	218,829
DUSA Pharmaceuticals, Inc. (a)	49,844	257,195
Dyax Corp. (a)(d)	226,428	421,156
Dynavax Technologies Corp. (a)(d)	237,000	893,490
Emergent BioSolutions, Inc. (a)	49,241	710,055
EntreMed, Inc. (a)	37,512	69,772
Enzon Pharmaceuticals, Inc. (a)(d)	134,828	866,944
Exact Sciences Corp. (a)(d)	98,158	969,801
Exelixis, Inc. (a)(d)	297,938	1,379,453
Forticell Bioscience, Inc. (a)	2	0
Galena Biopharma, Inc. (a)(d)	107,386	150,340
Genomic Health, Inc. (a)(d)	38,468	1,299,834
GenVec, Inc. (a)	22,127	54,432
Geron Corp. (a)(d)	273,415	358,174
GTx, Inc. (a)(d)	60,735	177,346
Halozyme Therapeutics, Inc. (a)(d)	197,396	1,508,105
Hemispherx Biopharma, Inc. (a)(d)	257,396	69,497
Horizon Pharma, Inc. (d)	23,401	93,604
Human Genome Sciences, Inc. (a)(d)	529,479	7,211,504
iBio, Inc. (a)(d)	90,664	85,224
Idenix Pharmaceuticals, Inc. (a)(d)	175,634	1,587,731
Idera Pharmaceuticals, Inc. (a)	48,311	49,277
ImmunoGen, Inc. (a)(d)	222,354	3,115,180
Immunomedics, Inc. (a)(d)	140,629	466,888
Incyte Corp. (a)(d)	263,293	5,610,774
Infinity Pharmaceuticals, Inc. (a)(d)	36,284	472,055
Inovio Pharmaceuticals, Inc. (a)(d)	218,287	91,681
Insmed, Inc. (a)(d)	39,190	110,516

	Shares	Value
InterMune, Inc. (a)(d)	145,978	$ 1,522,551
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	134,177	1,599,390
Isis Pharmaceuticals, Inc. (a)(d)	211,106	2,087,838
IsoRay, Inc. (a)(d)	53,013	58,314
Keryx Biopharmaceuticals, Inc. (a)(d)	141,819	249,601
Lexicon Pharmaceuticals, Inc. (a)(d)	499,730	794,571
Ligand Pharmaceuticals, Inc.:
Class B (a)	43,415	543,990
General CVR	26,087	488
Glucagon CVR (a)	26,087	391
rights (a)	26,087	652
TR Beta CVR (a)	26,087	261
MannKind Corp. (a)(d)	315,890	574,920
Maxygen, Inc. (a)	88,637	513,208
Medgenics, Inc. (a)	12,815	80,094
MediciNova, Inc. (a)	37,660	65,905
Medivation, Inc. (a)(d)	86,775	7,309,058
Merrimack Pharmaceuticals, Inc.	5,644	38,774
Metabolix, Inc. (a)(d)	85,270	170,540
Momenta Pharmaceuticals, Inc. (a)(d)	96,246	1,327,232
Myrexis, Inc. (a)	78,861	190,055
Myriad Genetics, Inc. (a)	213,646	5,155,278
Nabi Biopharmaceuticals (a)(d)	107,264	165,187
Nanosphere, Inc. (a)	67,194	116,246
Neuralstem, Inc. (a)(d)	84,954	84,104
Neurocrine Biosciences, Inc. (a)	145,022	970,197
NeurogesX, Inc. (a)(d)	29,276	10,689
NewLink Genetics Corp.	11,673	148,947
Novavax, Inc. (a)(d)	175,645	223,069
NPS Pharmaceuticals, Inc. (a)(d)	170,911	1,348,488
OncoGenex Pharmaceuticals, Inc. (a)(d)	29,511	370,658
Oncothyreon, Inc. (a)(d)	122,634	445,161
ONYX Pharmaceuticals, Inc. (a)	140,098	6,413,686
Opexa Therapeutics, Inc. (a)	33,277	14,309
Opko Health, Inc. (a)(d)	342,921	1,577,437
OREXIGEN Therapeutics, Inc. (a)(d)	67,497	225,440
Osiris Therapeutics, Inc. (a)(d)	34,104	215,878
OXiGENE, Inc. (a)(d)	2,854	2,455
Oxygen Biotherapeutics, Inc. (a)(d)	46,598	93,662
PDL BioPharma, Inc.	287,952	1,868,808
Peregrine Pharmaceuticals, Inc. (a)(d)	126,870	70,641
Pharmacyclics, Inc. (a)(d)	140,180	4,404,456
PharmAthene, Inc. (a)(d)	77,388	94,413
Progenics Pharmaceuticals, Inc. (a)(d)	99,977	865,801
PROLOR Biotech, Inc. (a)(d)	117,348	597,301
Raptor Pharmaceutical Corp. (a)(d)	79,946	429,310
Regeneron Pharmaceuticals, Inc. (a)(d)	171,000	23,196,150
Repligen Corp. (a)	65,974	269,834
Rexahn Pharmaceuticals, Inc. (a)(d)	117,188	48,047
Rigel Pharmaceuticals, Inc. (a)(d)	245,712	1,825,640
Sangamo Biosciences, Inc. (a)(d)	106,420	472,505
Savient Pharmaceuticals, Inc. (a)(d)	435,048	315,105
SciClone Pharmaceuticals, Inc. (a)(d)	109,407	689,264
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Seattle Genetics, Inc. (a)(d)	219,964	$ 4,284,899
SIGA Technologies, Inc. (a)(d)	109,876	253,814
Spectrum Pharmaceuticals, Inc. (a)(d)	123,410	1,430,322
StemCells, Inc. (a)(d)	72,956	51,799
Sunesis Pharmaceuticals, Inc. (a)(d)	58,396	169,932
Synageva BioPharma Corp. (a)	15,281	596,112
Synergy Pharmaceuticals, Inc. (a)	73,922	316,386
Synta Pharmaceuticals Corp. (a)(d)	83,205	400,216
Synthetic Biologics, Inc. (a)(d)	51,943	93,497
Targacept, Inc. (a)	150,431	624,289
Telik, Inc. (a)(d)	2,731	12,508
Tengion, Inc. (a)	27,587	7,893
Theravance, Inc. (a)(d)	187,197	3,873,106
Threshold Pharmaceuticals, Inc. (a)(d)	91,654	671,824
Tranzyme, Inc. (a)(d)	27,277	82,104
Trius Therapeutics, Inc. (a)	68,002	348,850
United Therapeutics Corp. (a)(d)	128,305	5,676,213
Vanda Pharmaceuticals, Inc. (a)(d)	115,941	492,749
Verastem, Inc. (d)	1,695	17,018
Vertex Pharmaceuticals, Inc. (a)(d)	481,893	28,932,856
Vical, Inc. (a)(d)	181,350	529,542
XOMA Corp. (a)(d)	70,792	169,193
Zalicus, Inc. (a)(d)	139,798	132,808
ZIOPHARM Oncology, Inc. (a)(d)	196,259	1,008,771
		208,629,285
Health Care Equipment & Supplies - 2.4%
Abaxis, Inc. (a)(d)	51,787	1,695,506
Abiomed, Inc. (a)(d)	102,674	2,087,362
Accuray, Inc. (a)(d)	136,087	853,265
Alere, Inc. (a)	189,216	3,475,898
Align Technology, Inc. (a)(d)	136,874	4,274,575
Allied Healthcare Products, Inc. (a)	4,954	16,101
Alphatec Holdings, Inc. (a)(d)	223,255	368,371
Analogic Corp.	26,724	1,762,181
Angiodynamics, Inc. (a)(d)	61,177	736,571
Anika Therapeutics, Inc. (a)	35,451	482,134
Antares Pharma, Inc. (a)(d)	291,705	793,438
ArthroCare Corp. (a)	55,655	1,457,048
Atricure, Inc. (a)	23,297	209,440
Atrion Corp.	3,467	696,416
Bacterin International Holdings, Inc. (a)(d)	41,452	60,520
BioLase Technology, Inc. (d)	75,032	178,576
Bovie Medical Corp. (a)(d)	27,980	79,183
BSD Medical Corp. (a)(d)	95,648	153,993
Cantel Medical Corp. (d)	49,563	1,083,447
Cardica, Inc. (a)	38,892	70,395
Cardiovascular Systems, Inc. (a)(d)	30,872	279,083
Cerus Corp. (a)(d)	105,314	355,961
Conceptus, Inc. (a)(d)	54,532	918,319
CONMED Corp.	63,622	1,704,433

	Shares	Value
Cryolife, Inc. (a)	73,873	$ 341,293
Cutera, Inc. (a)	35,495	245,270
Cyberonics, Inc. (a)(d)	69,680	2,686,164
Cynosure, Inc. Class A (a)	19,062	375,903
Daxor Corp.	5,176	46,584
Delcath Systems, Inc. (a)(d)	109,078	162,526
Derma Sciences, Inc. (a)	24,519	219,200
DexCom, Inc. (a)(d)	141,851	1,524,898
Digirad Corp. (a)	23,301	52,893
Dynatronics Corp. (a)	17,122	8,732
DynaVox, Inc. Class A (a)	35,547	45,500
Endologix, Inc. (a)(d)	105,384	1,432,169
EnteroMedics, Inc. (a)	57,056	197,699
Escalon Medical Corp. (a)	3,512	2,458
Exactech, Inc. (a)(d)	19,203	312,241
Fonar Corp. (a)	5,489	23,273
Gen-Probe, Inc. (a)	108,186	8,753,329
Genmark Diagnostics, Inc. (a)	44,141	198,635
Greatbatch, Inc. (a)(d)	50,412	1,046,553
Haemonetics Corp. (a)(d)	60,375	4,208,741
Hansen Medical, Inc. (a)(d)	150,643	355,517
Hill-Rom Holdings, Inc.	136,420	4,012,112
Hologic, Inc. (a)	617,315	10,346,199
ICU Medical, Inc. (a)(d)	29,363	1,510,726
IDEXX Laboratories, Inc. (a)(d)	127,786	10,841,364
Insulet Corp. (a)(d)	104,311	1,921,409
Integra LifeSciences Holdings Corp. (a)(d)	43,170	1,532,967
Invacare Corp.	71,642	1,066,749
Iridex Corp. (a)	9,439	36,718
IRIS International, Inc. (a)	45,897	489,262
IVAX Diagnostics, Inc. (a)	7,111	4,267
Kensey Nash Corp.	23,000	884,350
Kewaunee Scientific Corp.	5,250	42,840
Kips Bay Medical, Inc. (a)	9,803	11,175
LeMaitre Vascular, Inc.	13,768	76,688
Mako Surgical Corp. (a)(d)	99,656	2,263,188
Masimo Corp. (a)(d)	148,292	2,789,373
Medical Action Industries, Inc. (a)	32,086	138,291
MELA Sciences, Inc. (a)(d)	127,887	340,179
Meridian Bioscience, Inc. (d)	116,715	2,210,582
Merit Medical Systems, Inc. (a)	88,449	1,149,837
Natus Medical, Inc. (a)	61,534	689,181
Navidea Biopharmaceuticals, Inc. (a)(d)	218,447	589,807
Neogen Corp. (a)(d)	52,582	2,047,543
NeuroMetrix, Inc. (a)	4,110	2,959
NuVasive, Inc. (a)(d)	93,970	1,856,847
NxStage Medical, Inc. (a)(d)	140,487	2,133,998
OraSure Technologies, Inc. (a)(d)	93,746	970,271
Orthofix International NV (a)	56,449	2,139,417
Palomar Medical Technologies, Inc. (a)	45,060	374,899
PhotoMedex, Inc.	12,032	151,242
Quidel Corp. (a)(d)	58,570	920,720
ResMed, Inc. (a)(d)	342,538	10,611,827
Retractable Technologies, Inc. (a)	5,601	5,601
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Rochester Medical Corp. (a)	22,381	$ 223,586
Rockwell Medical Technologies, Inc. (a)(d)	39,941	339,898
RTI Biologics, Inc. (a)	112,823	405,035
Sirona Dental Systems, Inc. (a)	119,511	5,112,681
Solta Medical, Inc. (a)	115,233	300,758
Staar Surgical Co. (a)(d)	69,588	590,802
Stereotaxis, Inc. (a)(d)	116,456	29,102
Steris Corp.	135,052	4,032,653
SurModics, Inc. (a)	32,266	449,465
Symmetry Medical, Inc. (a)(d)	73,616	569,788
Synergetics USA, Inc. (a)	65,159	233,269
Teleflex, Inc. (d)	87,505	5,197,797
The Cooper Companies, Inc.	112,952	9,621,251
The Spectranetics Corp. (a)	69,914	690,051
Theragenics Corp. (a)	80,225	154,032
ThermoGenesis Corp. (a)(d)	36,219	33,684
Thoratec Corp. (a)	128,378	3,894,989
TranS1, Inc. (a)	28,877	84,610
Unilife Corp. (a)(d)	283,259	1,181,190
Urologix, Inc. (a)(d)	5,053	5,811
Uroplasty, Inc. (a)(d)	38,436	178,343
Utah Medical Products, Inc.	5,647	192,563
Vascular Solutions, Inc. (a)	32,880	374,174
Vermillion, Inc. (a)(d)	26,315	53,683
Vision Sciences, Inc. (a)	22,011	29,715
Volcano Corp. (a)(d)	112,323	3,211,315
West Pharmaceutical Services, Inc. (d)	70,156	3,353,457
Wright Medical Group, Inc. (a)(d)	79,689	1,577,045
Young Innovations, Inc.	13,402	465,183
Zeltiq Aesthetics, Inc.	39,478	176,861
		152,957,173
Health Care Providers & Services - 2.6%
Acadia Healthcare Co., Inc. (a)	27,290	488,491
Accretive Health, Inc. (a)(d)	115,243	1,355,258
Adcare Health Systems, Inc.	10,388	35,319
Addus HomeCare Corp. (a)	22,321	89,061
Advocat, Inc.	10,190	61,548
Air Methods Corp. (a)(d)	24,023	2,189,696
Alliance Healthcare Services, Inc. (a)	113,811	118,363
Almost Family, Inc. (a)	17,026	378,488
Amedisys, Inc. (a)(d)	67,342	738,742
American CareSource Holdings, Inc. (a)	6,161	3,081
American Shared Hospital Services (a)	115	346
AMERIGROUP Corp. (a)(d)	105,373	6,575,275
AMN Healthcare Services, Inc. (a)(d)	100,708	604,248
AmSurg Corp. (a)(d)	69,905	1,909,805
Assisted Living Concepts, Inc. Class A	40,594	561,821
Bio-Reference Laboratories, Inc. (a)(d)	52,750	1,014,383
BioScrip, Inc. (a)(d)	121,324	820,150
Birner Dental Management Services, Inc.	483	8,071
Brookdale Senior Living, Inc. (a)(d)	213,742	3,524,606

	Shares	Value
Capital Senior Living Corp. (a)(d)	48,537	$ 479,546
CardioNet, Inc. (a)	56,333	129,003
Catalyst Health Solutions, Inc. (a)	108,890	9,459,274
Centene Corp. (a)(d)	108,484	3,920,612
Chemed Corp.	53,951	2,996,978
Chindex International, Inc. (a)(d)	33,922	319,545
Community Health Systems, Inc. (a)	233,076	5,130,003
Conmed Healthcare Management, Inc. (a)	2,500	8,250
Corvel Corp. (a)	14,612	649,211
Cross Country Healthcare, Inc. (a)	74,123	336,518
Emeritus Corp. (a)(d)	68,719	1,045,216
ExamWorks Group, Inc. (a)	75,796	854,221
Five Star Quality Care, Inc. (a)	94,878	294,122
Gentiva Health Services, Inc. (a)(d)	70,931	397,923
Hanger Orthopedic Group, Inc. (a)(d)	82,506	1,779,654
HCA Holdings, Inc.	408,085	10,606,129
Health Management Associates, Inc. Class A (a)(d)	569,786	3,652,328
Health Net, Inc. (a)(d)	199,897	5,121,361
HealthSouth Corp. (a)(d)	205,530	3,933,844
Healthways, Inc. (a)	70,398	461,107
Henry Schein, Inc. (a)(d)	216,083	16,057,128
HMS Holdings Corp. (a)(d)	187,803	5,031,242
Hooper Holmes, Inc. (a)	128,551	79,702
InfuSystems Holdings, Inc. (a)	5,400	11,016
Integramed America, Inc. (a)	12,500	138,875
IPC The Hospitalist Co., Inc. (a)	40,062	1,401,769
Kindred Healthcare, Inc. (a)(d)	123,250	1,019,278
Landauer, Inc.	21,955	1,107,191
LCA-Vision, Inc. (a)	49,197	224,830
LHC Group, Inc. (a)	40,565	679,464
LifePoint Hospitals, Inc. (a)(d)	111,238	4,095,783
Lincare Holdings, Inc.	215,805	4,948,409
Magellan Health Services, Inc. (a)	73,679	3,107,043
Medcath Corp. (a)	19,048	149,717
MEDNAX, Inc. (a)(d)	115,837	7,067,215
Metropolitan Health Networks, Inc. (a)(d)	88,677	771,490
MModal, Inc. (a)	80,300	1,009,371
Molina Healthcare, Inc. (a)(d)	62,000	1,581,620
MWI Veterinary Supply, Inc. (a)(d)	26,150	2,430,643
National Healthcare Corp. (d)	33,268	1,424,203
National Research Corp.	7,753	333,146
NeoStem, Inc. (a)(d)	194,863	82,680
Omnicare, Inc. (d)	252,824	7,969,012
Owens & Minor, Inc.	131,928	3,755,990
PDI, Inc. (a)	19,284	143,666
PharMerica Corp. (a)	64,907	644,527
Providence Service Corp. (a)	27,523	366,056
PSS World Medical, Inc. (a)(d)	126,295	2,554,948
Psychemedics Corp.	15,744	156,810
RadNet, Inc. (a)(d)	74,982	179,957
Select Medical Holdings Corp. (a)(d)	122,570	1,132,547
Sharps Compliance Corp. (a)(d)	29,684	94,989
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Skilled Healthcare Group, Inc. (a)(d)	74,963	$ 413,046
SRI/Surgical Express, Inc. (a)	3,720	13,057
Sun Healthcare Group, Inc. (a)	50,315	244,028
SunLink Health Systems, Inc. (a)	19,190	16,887
Sunrise Senior Living, Inc. (a)(d)	161,045	969,491
Team Health Holdings, Inc. (a)	64,971	1,477,441
The Ensign Group, Inc.	35,028	889,711
Triple-S Management Corp. (a)(d)	46,216	802,310
U.S. Physical Therapy, Inc.	23,352	567,454
Universal American Spin Corp. (a)	82,973	815,625
Universal Health Services, Inc. Class B	209,254	8,108,593
Vanguard Health Systems, Inc. (a)	106,734	821,852
VCA Antech, Inc. (a)(d)	193,545	4,168,959
Wellcare Health Plans, Inc. (a)	92,892	5,245,611
		166,355,979
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)(d)	453,445	4,906,275
Arrhythmia Research Technology, Inc.	9,913	29,342
athenahealth, Inc. (a)(d)	76,541	5,563,765
Authentidate Holding Corp. (a)	66,432	49,824
Computer Programs & Systems, Inc. (d)	32,130	1,747,872
Epocrates, Inc. (a)(d)	34,986	265,194
Greenway Medical Technologies (d)	20,820	342,073
HealthStream, Inc. (a)(d)	65,449	1,382,283
iCAD, Inc. (a)	113,074	58,798
MedAssets, Inc. (a)(d)	128,301	1,452,367
Medidata Solutions, Inc. (a)	73,177	2,067,982
Mediware Information Systems, Inc. (a)	10,347	144,858
Merge Healthcare, Inc. (a)	215,070	505,415
Omnicell, Inc. (a)	96,178	1,258,970
Quality Systems, Inc.	75,236	2,152,502
Simulations Plus, Inc.	26,420	104,623
Vocera Communications, Inc.	4,985	120,388
		22,152,531
Life Sciences Tools & Services - 1.0%
Acceler8 Technology Corp. (a)	39,227	101,990
Affymetrix, Inc. (a)(d)	138,802	657,921
Albany Molecular Research, Inc. (a)	52,930	137,089
Apricus Biosciences, Inc. (a)(d)	65,877	173,257
BG Medicine, Inc. (a)(d)	19,157	102,490
Bio-Rad Laboratories, Inc. Class A (a)	44,001	4,382,940
Bioanalytical Systems, Inc. (a)(d)	4,772	5,011
BioClinica, Inc. (a)	2,110	10,867
Biodelivery Sciences International, Inc. (a)	50,916	178,206
Bruker BioSciences Corp. (a)	204,933	3,039,156
Cambrex Corp. (a)	55,696	400,454
Charles River Laboratories International, Inc. (a)	115,000	3,838,700
Combimatrix Corp. (a)	2,030	2,030

	Shares	Value
Complete Genomics, Inc. (a)(d)	90,380	$ 210,585
Covance, Inc. (a)(d)	153,832	7,137,805
Enzo Biochem, Inc. (a)	71,931	130,914
eResearchTechnology, Inc. (a)(d)	116,379	919,394
Fluidigm Corp. (a)	42,977	598,240
Furiex Pharmaceuticals, Inc. (a)	30,575	612,723
Harvard Bioscience, Inc. (a)	52,783	188,963
Illumina, Inc. (a)(d)	295,510	12,724,661
Luminex Corp. (a)(d)	115,050	2,548,358
Medtox Scientific, Inc. (a)	20,575	415,821
Mettler-Toledo International, Inc. (a)(d)	77,223	12,056,055
Pacific Biosciences of California, Inc. (a)(d)	101,089	238,570
PAREXEL International Corp. (a)(d)	126,901	3,395,871
pSivida Corp. (a)(d)	55,999	110,878
PURE Bioscience, Inc. (a)(d)	94,087	29,167
Response Genetics, Inc. (a)	4,777	7,643
Sequenom, Inc. (a)(d)	327,816	1,255,535
Strategic Diagnostics, Inc. (a)	32,256	53,222
Techne Corp. (d)	85,451	5,798,705
Virtualscopics, Inc. (a)	21,674	21,891
		61,485,112
Pharmaceuticals - 1.1%
AcelRx Pharmaceuticals, Inc. (a)	17,972	53,017
Acura Pharmaceuticals, Inc. (a)(d)	28,281	79,752
Akorn, Inc. (a)(d)	194,239	2,651,362
Alexza Pharmaceuticals, Inc. (a)(d)	101,778	37,149
Alimera Sciences, Inc. (a)(d)	16,534	45,303
Ampio Pharmaceuticals, Inc. (a)(d)	58,367	188,525
Auxilium Pharmaceuticals, Inc. (a)	113,519	2,168,213
AVANIR Pharmaceuticals Class A (a)(d)	288,916	858,081
Biodel, Inc. (a)(d)	55,601	46,794
Cadence Pharmaceuticals, Inc. (a)(d)	123,636	339,999
Cempra, Inc.	14,617	113,282
Columbia Laboratories, Inc. (a)	152,776	105,354
Corcept Therapeutics, Inc. (a)(d)	131,028	535,905
Cornerstone Therapeutics, Inc. (a)	21,886	118,184
Cumberland Pharmaceuticals, Inc. (a)(d)	32,551	199,863
DepoMed, Inc. (a)(d)	128,941	662,757
Durect Corp. (a)	192,572	155,694
Echo Therapeutics, Inc. (a)(d)	90,982	173,776
Endo Pharmaceuticals Holdings, Inc. (a)	269,816	8,774,416
Endocyte, Inc. (a)(d)	78,763	506,446
Heska Corp.	6,758	82,515
Hi-Tech Pharmacal Co., Inc. (a)	29,611	855,462
Impax Laboratories, Inc. (a)(d)	146,054	3,027,699
Ista Pharmaceuticals, Inc. (a)(d)	109,371	994,182
Jazz Pharmaceuticals PLC (a)	74,499	3,218,357
KV Pharmaceutical Co. Class A (a)(d)	192,403	215,491
Lannett Co., Inc. (a)(d)	38,740	156,897
MAP Pharmaceuticals, Inc. (a)(d)	54,808	645,090
Medicis Pharmaceutical Corp. Class A (d)	157,437	5,683,476
Nektar Therapeutics (a)(d)	255,499	1,711,843
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
NuPathe, Inc. (a)(d)	4,564	$ 14,468
Obagi Medical Products, Inc. (a)	38,431	476,160
Oculus Innovative Sciences, Inc. (a)(d)	45,130	33,396
Omeros Corp. (a)	43,753	448,031
Optimer Pharmaceuticals, Inc. (a)(d)	83,856	1,252,809
Pacira Pharmaceuticals, Inc. (a)(d)	36,110	383,488
Pain Therapeutics, Inc. (a)	81,649	306,184
Par Pharmaceutical Companies, Inc. (a)(d)	96,623	3,462,968
Pernix Therapeutics Holdings, Inc. (a)	16,867	109,129
Pozen, Inc. (a)	51,346	355,828
Questcor Pharmaceuticals, Inc. (a)(d)	147,308	6,098,551
Repros Therapeutics, Inc. (a)	33,329	279,297
Sagent Pharmaceuticals, Inc. (a)(d)	30,621	488,405
Salix Pharmaceuticals Ltd. (a)	116,918	6,057,522
Santarus, Inc. (a)(d)	112,545	749,550
Somaxon Pharmaceuticals, Inc. (a)(d)	72,498	20,270
Sucampo Pharmaceuticals, Inc. Class A (a)	12,523	91,794
Supernus Pharmaceuticals, Inc. (a)(d)	23,555	129,317
The Medicines Company (a)	114,242	2,511,039
Transcept Pharmaceuticals, Inc. (a)(d)	16,999	120,353
Ventrus Biosciences, Inc. (a)	24,780	250,526
ViroPharma, Inc. (a)	160,618	3,234,847
VIVUS, Inc. (a)(d)	238,708	5,917,571
XenoPort, Inc. (a)(d)	73,123	429,963
Zogenix, Inc. (a)(d)	69,960	125,928
		67,752,278
TOTAL HEALTH CARE		679,332,358
INDUSTRIALS - 14.5%
Aerospace & Defense - 1.4%
AAR Corp.	94,381	1,137,291
AeroVironment, Inc. (a)(d)	58,230	1,297,364
Alliant Techsystems, Inc.	90,093	4,410,052
American Science & Engineering, Inc. (d)	20,327	984,843
API Technologies Corp. (a)	67,799	215,601
Ascent Solar Technologies, Inc. (a)(d)	173,479	100,618
Astronics Corp. (a)	27,943	713,105
Astrotech Corp. (a)	39,511	42,277
BE Aerospace, Inc. (a)	213,088	9,230,972
Breeze Industrial Products Corp. (a)	10,964	89,686
Ceradyne, Inc.	52,881	1,332,072
CPI Aerostructures, Inc. (a)	13,911	202,544
Cubic Corp.	32,575	1,413,755
Curtiss-Wright Corp. (d)	96,755	2,940,384
DigitalGlobe, Inc. (a)	77,952	1,259,704
Ducommun, Inc. (a)	21,976	198,443
EDAC Technologies Corp. (a)	23,390	272,961
Esterline Technologies Corp. (a)(d)	69,031	4,458,712

	Shares	Value
Exelis, Inc.	462,772	$ 4,627,720
GenCorp, Inc. (non-vtg.) (a)(d)	136,287	834,076
GeoEye, Inc. (a)(d)	57,169	1,095,358
HEICO Corp. Class A	94,246	3,157,241
Hexcel Corp. (a)(d)	248,083	6,048,264
Huntington Ingalls Industries, Inc. (a)	101,129	3,719,525
Innovative Solutions & Support, Inc. (a)	13,417	47,362
KEYW Holding Corp. (a)(d)	53,473	493,021
Kratos Defense & Security Solutions, Inc. (a)	125,424	678,544
LMI Aerospace, Inc. (a)	26,052	409,016
Moog, Inc. Class A (a)(d)	86,742	3,297,931
National Presto Industries, Inc. (d)	11,507	771,659
Orbital Sciences Corp. (a)	153,534	1,718,045
SIFCO Industries, Inc.	1,004	19,066
Sparton Corp. (a)	26,316	234,212
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	289,178	6,671,336
Sypris Solutions, Inc.	13,260	78,234
Taser International, Inc. (a)(d)	148,024	796,369
Teledyne Technologies, Inc. (a)(d)	81,863	4,877,398
TransDigm Group, Inc. (a)	107,272	13,194,456
Triumph Group, Inc.	92,499	5,535,140
		88,604,357
Air Freight & Logistics - 0.2%
Air Transport Services Group, Inc. (a)	147,619	748,428
Atlas Air Worldwide Holdings, Inc. (a)(d)	58,153	2,641,309
Echo Global Logistics, Inc. (a)	37,459	637,178
Forward Air Corp. (d)	65,552	2,079,965
Hub Group, Inc. Class A (a)(d)	77,568	2,711,777
Pacer International, Inc. (a)(d)	104,856	591,388
Park-Ohio Holdings Corp. (a)	19,844	366,122
Radiant Logistics, Inc. (a)	37,185	65,817
UTI Worldwide, Inc. (d)	228,795	3,578,354
XPO Logistics, Inc. (a)	34,354	613,562
		14,033,900
Airlines - 1.0%
Alaska Air Group, Inc. (a)	177,402	6,084,889
Allegiant Travel Co. (a)(d)	44,093	2,859,431
Delta Air Lines, Inc. (a)	1,932,209	23,379,729
Hawaiian Holdings, Inc. (a)	220,393	1,273,872
JetBlue Airways Corp. (a)(d)	542,876	2,839,241
Republic Airways Holdings, Inc. (a)	96,210	521,458
SkyWest, Inc. (d)	123,532	870,901
Spirit Airlines, Inc. (a)(d)	47,195	972,689
United Continental Holdings, Inc. (a)(d)	758,129	19,082,107
US Airways Group, Inc. (a)(d)	351,193	4,642,771
		62,527,088
Building Products - 0.7%
A.O. Smith Corp.	91,435	4,220,640
AAON, Inc. (d)	52,998	993,183
Ameresco, Inc. Class A (a)	37,825	406,619
American Woodmark Corp.	19,231	325,196
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Apogee Enterprises, Inc.	75,723	$ 1,119,186
Armstrong World Industries, Inc. (d)	50,078	2,333,134
Builders FirstSource, Inc. (a)(d)	106,568	422,009
Fortune Brands Home & Security, Inc. (a)	362,164	8,192,150
Gibraltar Industries, Inc. (a)	77,978	796,935
Griffon Corp.	118,467	948,921
Insteel Industries, Inc.	42,106	384,428
Lennox International, Inc.	121,219	5,199,083
NCI Building Systems, Inc. (a)(d)	41,117	399,657
Nortek, Inc. (a)	16,204	776,658
Owens Corning (a)(d)	275,085	8,489,123
Patrick Industries, Inc. (a)	5,466	71,823
PGT, Inc. (a)	31,737	82,199
Quanex Building Products Corp.	77,730	1,283,322
Simpson Manufacturing Co. Ltd.	86,766	2,411,227
Trex Co., Inc. (a)(d)	30,535	888,569
Universal Forest Products, Inc.	42,931	1,616,352
US Home Systems, Inc.	16,929	145,082
USG Corp. (a)(d)	158,276	2,440,616
		43,946,112
Commercial Services & Supplies - 1.6%
A.T. Cross Co. Class A (a)	14,209	143,937
ABM Industries, Inc. (d)	92,738	1,991,085
ACCO Brands Corp. (a)	256,397	2,338,341
Acorn Energy, Inc. (d)	48,860	431,434
American Reprographics Co. (a)	75,972	392,775
Amrep Corp. (a)	2,187	14,434
Asset Acceptance Capital Corp. (a)	28,119	163,371
Asta Funding, Inc. (d)	25,295	221,584
Avalon Holdings Corp. Class A (a)	128	444
Casella Waste Systems, Inc. Class A (a)	70,696	357,722
CECO Environmental Corp. (d)	12,938	91,601
Cenveo, Inc. (a)(d)	149,628	311,226
Clean Harbors, Inc. (a)(d)	108,288	6,721,436
Command Security Corp. (a)	4,127	4,498
CompX International, Inc. Class A	729	9,477
Consolidated Graphics, Inc. (a)	28,556	832,979
Copart, Inc. (a)	283,802	7,693,872
Corrections Corp. of America	242,790	6,329,535
Courier Corp.	28,388	310,281
Covanta Holding Corp. (d)	263,153	4,115,713
Deluxe Corp.	118,472	2,739,073
Ecology & Environment, Inc. Class A	5,634	74,425
Encore Capital Group, Inc. (a)	46,658	1,130,990
EnergySolutions, Inc. (a)	182,988	644,118
EnerNOC, Inc. (a)(d)	51,575	325,954
Ennis, Inc. (d)	62,398	887,300
Food Technology Service, Inc. (a)	11,431	77,731
Fuel Tech, Inc. (a)	80,407	322,432
G&K Services, Inc. Class A	41,966	1,224,568
Healthcare Services Group, Inc.	152,756	2,986,380

	Shares	Value
Heritage-Crystal Clean, Inc. (a)	21,398	$ 418,545
Herman Miller, Inc.	126,594	2,339,457
HNI Corp.	76,702	1,772,583
Hudson Technologies, Inc. (a)	14,143	53,036
Humitech International Group, Inc. (a)	75	0
Industrial Services of America, Inc. (a)	12,843	66,912
InnerWorkings, Inc. (a)(d)	95,061	1,120,769
Interface, Inc.	115,037	1,459,820
Intersections, Inc.	49,460	565,328
KAR Auction Services, Inc. (a)	66,857	996,169
Kimball International, Inc. Class B	60,992	419,625
Knoll, Inc.	103,083	1,367,911
McGrath RentCorp. (d)	56,348	1,422,787
Metalico, Inc. (a)(d)	92,179	233,213
Mine Safety Appliances Co. (d)	77,156	3,169,568
Mobile Mini, Inc. (a)(d)	90,516	1,243,690
Multi-Color Corp.	31,465	583,046
NL Industries, Inc.	19,361	236,591
Perma-Fix Environmental Services, Inc. (a)	121,671	135,055
Portfolio Recovery Associates, Inc. (a)(d)	38,935	2,690,798
Quad/Graphics, Inc. (d)	87,661	1,108,035
Rollins, Inc. (d)	172,313	3,659,928
Schawk, Inc. Class A	27,510	306,737
Standard Parking Corp. (a)	32,024	608,776
Standard Register Co.	38,184	25,583
Steelcase, Inc. Class A (d)	179,677	1,575,767
Swisher Hygiene, Inc. (Canada) (a)(d)	260,525	518,444
Sykes Enterprises, Inc. (a)	87,326	1,314,256
Team, Inc. (a)(d)	41,044	1,095,054
Tetra Tech, Inc. (a)(d)	145,040	3,624,550
The Brink's Co.	103,350	2,353,280
The Geo Group, Inc. (a)(d)	149,182	3,246,200
TMS International Corp. (a)	23,655	262,571
TRC Companies, Inc. (a)	34,344	207,094
Unifirst Corp. Massachusetts	36,491	2,088,015
United Stationers, Inc.	100,653	2,541,488
US Ecology, Inc.	55,220	950,336
Versar, Inc. (a)	11,390	34,967
Viad Corp.	45,147	799,553
Virco Manufacturing Co.	4,818	8,817
Waste Connections, Inc.	280,462	8,680,299
		98,193,369
Construction & Engineering - 0.7%
AECOM Technology Corp. (a)(d)	234,566	3,821,080
Aegion Corp. (a)(d)	104,477	1,647,602
Argan, Inc.	15,383	204,286
Comfort Systems USA, Inc.	92,893	843,468
Dycom Industries, Inc. (a)(d)	99,803	1,954,143
EMCOR Group, Inc. (d)	145,482	3,978,933
Furmanite Corp. (a)	78,211	359,771
Goldfield Corp.	15,307	22,501
Granite Construction, Inc. (d)	73,710	1,689,433
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Great Lakes Dredge & Dock Corp.	121,423	$ 789,250
Integrated Electrical Services, Inc. (a)	10,323	34,272
KBR, Inc.	335,436	8,543,555
Layne Christensen Co. (a)	40,869	766,294
MasTec, Inc. (a)	177,197	2,897,171
Michael Baker Corp. (a)	16,454	379,265
MYR Group, Inc. (a)	49,455	752,211
Northwest Pipe Co. (a)(d)	22,062	449,403
Orion Marine Group, Inc. (a)	51,220	342,150
Pike Electric Corp. (a)	35,720	257,898
Primoris Services Corp.	107,760	1,292,042
Shaw Group, Inc. (a)	155,000	3,937,000
Sterling Construction Co., Inc. (a)	38,185	343,665
Tutor Perini Corp. (a)	73,728	828,703
UniTek Global Services, Inc. (a)	33,766	92,857
URS Corp.	194,840	7,047,363
Willdan Group, Inc. (a)	13,349	27,232
		43,301,548
Electrical Equipment - 1.3%
A123 Systems, Inc. (a)(d)	245,524	250,434
Active Power, Inc. (a)(d)	238,312	188,290
Acuity Brands, Inc. (d)	104,324	5,685,658
Allied Motion Technologies, Inc.	14,531	83,844
Altair Nanotechnologies, Inc. (a)(d)	144,426	96,765
American Superconductor Corp. (a)(d)	110,038	433,550
AMETEK, Inc.	365,611	18,540,134
AZZ, Inc. (d)	25,466	1,365,742
Babcock & Wilcox Co. (a)	281,465	6,938,112
Belden, Inc.	99,003	3,093,844
Brady Corp. Class A (d)	110,764	3,039,364
Broadwind Energy, Inc. (a)(d)	350,833	105,250
Capstone Turbine Corp. (a)(d)	666,220	686,207
Coleman Cable, Inc.	32,333	278,064
Digital Power Corp. (a)	4,959	5,852
Ecotality, Inc. (a)(d)	41,249	26,152
Encore Wire Corp. (d)	50,532	1,263,805
EnerSys (a)(d)	130,186	4,293,534
Enphase Energy, Inc.	3,958	27,310
Espey Manufacturing & Electronics Corp.	2,487	62,548
Franklin Electric Co., Inc.	58,175	2,845,921
FuelCell Energy, Inc. (a)(d)	326,527	440,811
Generac Holdings, Inc.	84,806	2,098,949
General Cable Corp. (a)(d)	121,987	3,471,750
Global Power Equipment Group, Inc.	37,928	699,013
GrafTech International Ltd. (a)(d)	333,761	3,561,230
Hoku Corp. (a)(d)	35,507	5,788
Hubbell, Inc. Class B	124,834	9,851,899
II-VI, Inc. (a)(d)	111,216	2,101,982
Lime Energy Co. (a)	31,271	75,676
LSI Industries, Inc.	51,035	312,334
MagneTek, Inc. (a)	6,645	112,633

	Shares	Value
Nexxus Lighting, Inc. (a)	32,997	$ 15,839
Ocean Power Technologies, Inc. (a)(d)	24,836	51,659
Orion Energy Systems, Inc. (a)	65,072	139,905
Plug Power, Inc. (a)(d)	70,828	81,452
Polypore International, Inc. (a)(d)	90,369	3,342,749
Powell Industries, Inc. (a)(d)	28,189	1,036,791
PowerSecure International, Inc. (a)(d)	41,535	172,370
Preformed Line Products Co.	7,217	401,843
Regal-Beloit Corp. (d)	88,864	5,357,611
Satcon Technology Corp. (a)	233,919	80,024
SL Industries, Inc. (a)	7,123	95,021
Thermon Group Holdings, Inc. (d)	34,762	706,016
Ultralife Corp. (a)	43,594	184,403
Universal Security Instruments, Inc. (a)	4,000	20,080
Valence Technology, Inc. (a)(d)	182,149	134,790
Vicor Corp.	52,357	315,189
Westinghouse Solar, Inc. (a)	8,750	1,793
Zbb Energy Corp. (a)(d)	44,500	17,800
		84,197,780
Industrial Conglomerates - 0.2%
Carlisle Companies, Inc.	148,655	7,727,087
Raven Industries, Inc. (d)	38,907	2,591,984
Seaboard Corp. (a)(d)	896	1,779,752
Standex International Corp. (d)	30,898	1,257,240
		13,356,063
Machinery - 3.7%
Accuride Corp. (a)	109,296	647,032
Actuant Corp. Class A (d)	142,526	3,729,905
Adept Technology, Inc. (a)	1,291	5,874
AGCO Corp. (a)(d)	216,563	8,707,998
Alamo Group, Inc.	22,876	708,470
Albany International Corp. Class A	56,075	1,022,808
Altra Holdings, Inc. (a)(d)	63,218	1,060,166
American Railcar Industries, Inc. (a)(d)	22,404	473,845
Ampco-Pittsburgh Corp.	25,813	400,876
Art's-Way Manufacturing Co., Inc.	9,831	73,044
Astec Industries, Inc. (a)(d)	56,072	1,539,176
Barnes Group, Inc.	103,929	2,418,428
Blount International, Inc. (a)	108,737	1,480,998
Briggs & Stratton Corp.	104,869	1,772,286
Cascade Corp.	25,406	1,269,284
Chart Industries, Inc. (a)(d)	70,003	4,372,387
Chicago Rivet & Machine Co.	772	15,015
CIRCOR International, Inc. (d)	43,123	1,388,129
CLARCOR, Inc.	107,624	5,252,051
Colfax Corp. (a)(d)	115,776	3,279,934
Columbus McKinnon Corp. (NY Shares) (a)(d)	62,931	971,655
Commercial Vehicle Group, Inc. (a)	67,579	589,965
Crane Co.	107,465	4,071,849
Donaldson Co., Inc.	331,483	11,857,147
Douglas Dynamics, Inc. (d)	51,117	653,275
Dynamic Materials Corp. (d)	39,486	666,524
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Eastern Co.	9,447	$ 163,528
Edgen Group, Inc. Class A	33,241	252,964
Energy Recovery, Inc. (a)(d)	100,626	225,402
EnPro Industries, Inc. (a)(d)	60,790	2,341,631
ESCO Technologies, Inc. (d)	59,391	2,072,746
Federal Signal Corp. (a)	176,519	879,065
Flow International Corp. (a)(d)	102,629	302,756
FreightCar America, Inc. (d)	56,474	1,119,879
Gardner Denver, Inc.	129,221	6,988,272
Gorman-Rupp Co. (d)	40,313	1,129,167
Graco, Inc.	133,863	6,448,181
Graham Corp. (d)	27,199	523,853
Greenbrier Companies, Inc. (a)(d)	47,797	661,510
Hardinge, Inc.	25,807	241,295
Harsco Corp. (d)	178,657	3,591,006
Hurco Companies, Inc. (a)	14,365	316,892
IDEX Corp.	181,719	7,219,696
ITT Corp.	210,000	4,311,300
John Bean Technologies Corp.	58,324	812,453
Kadant, Inc. (a)	25,872	587,294
Kaydon Corp.	86,633	1,932,782
Kennametal, Inc.	183,562	6,380,615
Key Technology, Inc. (a)	12,346	117,287
L.B. Foster Co. Class A	22,446	620,407
Lincoln Electric Holdings, Inc. (d)	190,347	9,056,710
Lindsay Corp.	25,795	1,435,492
Lydall, Inc. (a)	38,154	475,017
Manitex International, Inc. (a)	28,579	232,061
Manitowoc Co., Inc. (d)	333,099	3,464,230
Meritor, Inc. (a)	237,010	1,282,224
Met-Pro Corp.	50,167	475,583
MFRI, Inc. (a)	13,428	100,307
Middleby Corp. (a)(d)	48,323	4,941,993
Miller Industries, Inc.	26,248	381,121
Mueller Industries, Inc.	89,974	3,822,096
Mueller Water Products, Inc. Class A	356,173	1,243,044
NACCO Industries, Inc. Class A	11,186	1,173,747
Navistar International Corp. (a)	174,156	4,865,919
NN, Inc. (a)(d)	36,484	281,656
Nordson Corp.	145,604	7,805,830
Omega Flex, Inc. (a)	5,411	59,683
Oshkosh Truck Corp. (a)(d)	223,740	4,579,958
Pentair, Inc. (d)	230,522	9,396,077
PMFG, Inc. (a)(d)	42,899	327,748
Proto Labs, Inc.	6,807	251,110
RBC Bearings, Inc. (a)(d)	48,450	2,248,080
Rexnord Corp.	43,654	864,349
Robbins & Myers, Inc. (d)	94,399	4,303,650
Sauer-Danfoss, Inc.	30,572	1,104,566
SPX Corp.	112,395	8,073,333
Sun Hydraulics Corp. (d)	43,492	1,014,668

	Shares	Value
Taylor Devices, Inc. (a)	3,820	$ 36,481
Tecumseh Products Co. Class A (non-vtg.) (a)	42,740	200,878
Tennant Co.	40,266	1,699,225
Terex Corp. (a)(d)	239,491	3,982,735
The L.S. Starrett Co. Class A	14,574	159,294
Timken Co.	196,179	9,357,738
Titan International, Inc. (d)	87,191	1,953,078
Toro Co.	77,217	5,753,439
TriMas Corp. (a)(d)	72,342	1,447,563
Trinity Industries, Inc.	168,963	4,173,386
Twin Disc, Inc. (d)	18,379	350,304
Valmont Industries, Inc. (d)	49,632	5,682,864
Wabash National Corp. (a)(d)	208,685	1,452,448
Wabtec Corp. (d)	106,445	7,728,971
Watts Water Technologies, Inc. Class A	62,379	2,061,626
Woodward, Inc.	134,832	5,084,515
WSI Industries, Inc.	5,668	28,907
		232,081,806
Marine - 0.2%
Alexander & Baldwin, Inc.	93,131	4,751,544
Baltic Trading Ltd.	60,265	222,981
Eagle Bulk Shipping, Inc. (a)(d)	42,250	127,173
Genco Shipping & Trading Ltd. (a)(d)	62,443	194,822
International Shipholding Corp.	21,521	387,163
Kirby Corp. (a)(d)	121,808	6,429,026
Rand Logistics, Inc. (a)(d)	22,234	166,755
		12,279,464
Professional Services - 1.3%
Acacia Research Corp. - Acacia Technologies (a)	93,268	3,242,928
Advisory Board Co. (a)(d)	44,776	4,337,451
Barrett Business Services, Inc.	16,947	334,703
CBIZ, Inc. (a)(d)	118,229	666,812
CDI Corp. (d)	25,347	425,323
Corporate Executive Board Co.	69,514	2,526,139
CRA International, Inc. (a)	23,173	435,884
CTPartners Executive Search, Inc. (a)	10,063	59,170
Dolan Co. (a)	73,005	523,446
Exponent, Inc. (a)(d)	30,002	1,416,694
Franklin Covey Co. (a)(d)	30,881	285,032
FTI Consulting, Inc. (a)(d)	106,450	3,360,627
GP Strategies Corp. (a)(d)	34,381	541,845
Heidrick & Struggles International, Inc. (d)	40,267	661,184
Hill International, Inc. (a)	70,728	215,720
Hudson Global, Inc. (a)	67,394	266,206
Huron Consulting Group, Inc. (a)	48,016	1,500,980
ICF International, Inc. (a)	43,149	970,853
IHS, Inc. Class A (a)(d)	108,544	10,744,771
Innovaro, Inc. (a)(d)	10,333	8,163
Insperity, Inc.	58,666	1,473,103
Kelly Services, Inc. Class A (non-vtg.) (d)	67,625	790,536
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
Kforce, Inc. (a)(d)	104,013	$ 1,386,493
Korn/Ferry International (a)(d)	109,026	1,482,754
Lightbridge Corp. (a)	24,428	51,055
Luna Innovations, Inc. (a)	26,569	42,776
Manpower, Inc.	191,708	6,891,903
Mastech Holdings, Inc. (a)	2,512	14,092
MISTRAS Group, Inc. (a)	35,580	801,973
National Technical Systems, Inc. (a)	1,200	7,044
Navigant Consulting, Inc. (a)(d)	103,551	1,239,505
Nielsen Holdings B.V. (a)	182,704	5,068,209
Odyssey Marine Exploration, Inc. (a)(d)	151,557	489,529
On Assignment, Inc. (a)(d)	102,939	1,714,964
Pendrell Corp. (a)(d)	419,705	486,858
RCM Technologies, Inc. (a)	22,706	128,970
Resources Connection, Inc. (d)	95,261	1,143,132
RPX Corp.	43,861	584,667
Spherix, Inc. (a)	529	397
TeamStaff, Inc. (a)	2,300	2,990
TeamStaff, Inc. rights (a)	2,300	0
Towers Watson & Co.	131,556	7,927,565
TrueBlue, Inc. (a)	90,684	1,355,726
Verisk Analytics, Inc. (a)	310,452	14,870,651
VSE Corp.	9,167	225,050
WageWorks, Inc. (a)	14,083	153,927
		80,857,800
Road & Rail - 1.4%
AMERCO	13,891	1,168,511
Arkansas Best Corp. (d)	60,483	765,110
Avis Budget Group, Inc. (a)(d)	285,697	4,242,600
Celadon Group, Inc.	66,150	1,065,677
Con-way, Inc.	118,493	4,188,728
Covenant Transport Group, Inc. Class A (a)	20,231	76,271
Dollar Thrifty Automotive Group, Inc. (a)	72,155	5,886,405
Frozen Food Express Industries, Inc. (a)	33,709	39,777
Genesee & Wyoming, Inc. Class A (a)(d)	94,016	4,711,142
Heartland Express, Inc. (d)	171,278	2,438,999
Hertz Global Holdings, Inc. (a)(d)	567,186	7,719,401
J.B. Hunt Transport Services, Inc. (d)	225,289	12,870,761
Kansas City Southern	257,563	16,994,007
Knight Transportation, Inc.	147,277	2,468,363
Landstar System, Inc. (d)	116,498	6,139,445
Marten Transport Ltd.	60,494	1,238,312
Old Dominion Freight Lines, Inc. (a)(d)	118,951	5,181,506
P.A.M. Transportation Services, Inc.	12,026	136,856
Patriot Transportation Holding, Inc. (a)	15,144	310,906
Quality Distribution, Inc. (a)	56,949	604,798
RailAmerica, Inc. (a)	52,514	1,250,883
Roadrunner Transportation Systems, Inc. (a)	22,643	380,402
Saia, Inc. (a)	38,313	828,710

	Shares	Value
Swift Transporation Co. (a)	146,022	$ 1,549,293
Universal Truckload Services, Inc.	18,107	237,926
USA Truck, Inc. (a)	17,441	101,158
Werner Enterprises, Inc. (d)	106,019	2,580,502
YRC Worldwide, Inc. (a)(d)	35,990	217,740
Zipcar, Inc. (a)(d)	55,344	594,948
		85,989,137
Trading Companies & Distributors - 0.8%
Aceto Corp.	75,715	645,849
AeroCentury Corp. (a)	740	8,436
Air Lease Corp. Class A (a)(d)	173,320	3,627,588
Aircastle Ltd.	107,319	1,192,314
Ampal-American Israel Corp. Class A (a)	23,445	3,986
Applied Industrial Technologies, Inc.	80,244	3,026,001
Beacon Roofing Supply, Inc. (a)(d)	98,166	2,439,425
BlueLinx Corp. (a)	34,870	73,924
CAI International, Inc. (a)	32,496	602,476
DXP Enterprises, Inc. (a)	33,811	1,589,117
Essex Rental Corp. (a)(d)	20,996	67,817
GATX Corp.	101,809	3,898,267
H&E Equipment Services, Inc. (a)(d)	60,666	962,769
Houston Wire & Cable Co. (d)	39,527	450,608
Interline Brands, Inc. (a)	78,135	1,958,844
Kaman Corp. (d)	55,522	1,624,019
Lawson Products, Inc. (d)	23,255	228,132
MRC Global, Inc. (d)	47,253	980,972
MSC Industrial Direct Co., Inc. Class A (d)	96,815	6,942,604
Rush Enterprises, Inc. Class A (a)(d)	71,429	1,183,579
TAL International Group, Inc.	53,465	1,748,840
Textainer Group Holdings Ltd. (d)	56,757	1,865,603
Titan Machinery, Inc. (a)	40,420	1,246,957
Transcat, Inc. (a)	2,018	16,043
United Rentals, Inc. (a)(d)	175,920	6,078,036
Watsco, Inc. (d)	54,113	3,983,258
WESCO International, Inc. (a)(d)	92,521	5,504,074
Willis Lease Finance Corp. (a)	19,324	246,188
		52,195,726
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)(d)	42,231	585,744
TOTAL INDUSTRIALS		912,149,894
INFORMATION TECHNOLOGY - 15.2%
Communications Equipment - 1.3%
Acme Packet, Inc. (a)(d)	146,106	3,342,905
ADTRAN, Inc. (d)	134,683	3,936,784
Alliance Fiber Optic Products, Inc. (a)	9,905	80,429
Ambient Corp. (a)(d)	4,086	39,798
American Electric Technologies, Inc. (a)	1,200	5,424
Anaren, Inc. (a)	53,781	1,039,049
Arris Group, Inc. (a)(d)	255,054	3,144,816
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Aruba Networks, Inc. (a)(d)	233,308	$ 3,065,667
Aviat Networks, Inc. (a)	125,073	323,939
Aware, Inc.	5,690	32,376
Bel Fuse, Inc. Class B (non-vtg.) (d)	23,302	379,357
Black Box Corp.	52,462	1,174,100
Brocade Communications Systems, Inc. (a)	972,340	4,521,381
CalAmp Corp. (a)	65,195	399,645
Calix Networks, Inc. (a)	75,213	603,960
Ciena Corp. (a)(d)	237,836	3,222,678
ClearOne Communications, Inc. (a)	5,738	22,149
Communications Systems, Inc.	7,926	84,333
Comtech Telecommunications Corp. (d)	62,000	1,790,560
Comverse Technology, Inc. (a)	417,759	2,552,507
Dialogic, Inc. (a)(d)	41,259	38,862
Digi International, Inc. (a)(d)	59,093	534,201
Ditech Networks, Inc. (a)	31,199	25,583
EchoStar Holding Corp. Class A (a)	117,872	3,296,880
EMCORE Corp. (a)(d)	83,286	341,473
Emulex Corp. (a)	180,262	1,211,361
Entrada Networks, Inc. (a)	292	0
Extreme Networks, Inc. (a)(d)	291,313	1,086,597
Finisar Corp. (a)(d)	187,394	2,689,104
Globecomm Systems, Inc. (a)(d)	45,031	477,329
Harmonic, Inc. (a)	368,487	1,617,658
Infinera Corp. (a)(d)	217,526	1,394,342
InterDigital, Inc. (d)	112,611	2,780,366
Ixia (a)(d)	104,379	1,104,330
KVH Industries, Inc. (a)(d)	38,479	370,168
Lantronix, Inc. (a)	2,994	6,287
Loral Space & Communications Ltd.	31,853	1,920,736
Meru Networks, Inc. (a)(d)	34,816	53,965
NETGEAR, Inc. (a)	79,276	2,488,474
Network Engines, Inc. (a)	94,478	69,914
Network Equipment Technologies, Inc. (a)(d)	65,892	72,481
NumereX Corp. Class A (a)(d)	15,136	138,040
Oclaro, Inc. (a)(d)	149,825	382,054
Oplink Communications, Inc. (a)	41,842	536,414
Opnext, Inc. (a)	103,950	107,069
Optical Cable Corp.	11,466	32,105
Parkervision, Inc. (a)(d)	129,931	245,570
PC-Tel, Inc.	41,380	252,832
Performance Technologies, Inc. (a)	4,304	8,780
Plantronics, Inc. (d)	101,000	3,039,090
Polycom, Inc. (a)	422,009	4,827,783
Powerwave Technologies, Inc. (a)(d)	62,771	55,063
Procera Networks, Inc. (a)	58,600	1,224,740
Relm Wireless Corp. (a)	22,872	37,053
Riverbed Technology, Inc. (a)(d)	370,932	6,083,285
ShoreTel, Inc. (a)(d)	46,585	195,191

	Shares	Value
Sonus Networks, Inc. (a)	511,035	$ 1,241,815
Sycamore Networks, Inc. (a)	42,692	566,096
Symmetricom, Inc. (a)	84,462	460,318
Technical Communications Corp.	2,835	22,397
Tellabs, Inc. (d)	876,094	3,206,504
Telular Corp.	34,165	256,238
Tessco Technologies, Inc.	16,392	314,071
TII Industries, Inc. (a)	52,081	107,808
Ubiquiti Networks, Inc.	28,412	529,884
UTStarcom Holdings Corp. (a)	294,481	365,156
ViaSat, Inc. (a)(d)	99,116	4,164,854
Westell Technologies, Inc. Class A (a)(d)	132,720	286,675
Zhone Technologies, Inc. (a)	52,950	44,478
Zoom Technologies, Inc. (a)(d)	21,406	22,476
		80,095,807
Computers & Peripherals - 0.9%
3D Systems Corp. (a)(d)	115,409	3,508,434
Avid Technology, Inc. (a)(d)	74,098	529,060
Concurrent Computer Corp. (a)	10,743	43,724
Cray, Inc. (a)(d)	102,517	1,094,882
Crossroads Systems, Inc. (a)	4,003	17,093
Datalink Corp. (a)	27,110	268,931
Dataram Corp. (a)	23,649	22,467
Diebold, Inc.	156,871	5,805,796
Dot Hill Systems Corp. (a)(d)	105,073	129,240
Electronics for Imaging, Inc. (a)	98,666	1,454,337
Fusion-io, Inc. (d)	120,470	2,515,414
Hauppauge Digital, Inc. (a)	28,370	31,207
Hutchinson Technology, Inc. (a)(d)	81,684	165,819
iGO, Inc. (a)(d)	68,990	39,324
Imation Corp. (a)	76,999	437,354
Immersion Corp. (a)(d)	59,376	333,099
Intermec, Inc. (a)(d)	127,048	750,854
Interphase Corp. (a)	11,825	57,943
Intevac, Inc. (a)(d)	55,110	416,081
NCR Corp. (a)	377,523	8,086,543
Novatel Wireless, Inc. (a)	94,259	195,116
OCZ Technology Group, Inc. (a)(d)	133,468	597,937
Overland Storage, Inc. (a)	57,061	123,252
Presstek, Inc. (a)	42,003	21,842
QLogic Corp. (a)(d)	236,741	3,222,045
Qualstar Corp. (a)	6,660	12,920
Quantum Corp. (a)	718,415	1,400,909
Rimage Corp.	32,359	248,517
Seagate Technology	937,340	21,961,876
Silicon Graphics International Corp. (a)(d)	63,117	371,759
STEC, Inc. (a)(d)	87,553	618,124
Stratasys, Inc. (a)(d)	46,086	2,190,007
Super Micro Computer, Inc. (a)(d)	56,365	898,458
Synaptics, Inc. (a)(d)	70,726	1,896,871
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Transact Technologies, Inc. (a)	18,832	$ 140,863
USA Technologies, Inc. (a)(d)	79,221	112,494
		59,720,592
Electronic Equipment & Components - 2.1%
ADDvantage Technologies Group, Inc. (a)	11,928	26,719
Advanced Photonix, Inc. Class A (a)	41,087	26,296
Aeroflex Holding Corp. (a)	62,535	404,601
Agilysys, Inc. (a)(d)	46,798	340,689
Anixter International, Inc. (d)	63,144	3,631,411
Arrow Electronics, Inc. (a)(d)	251,520	8,529,043
Audience, Inc.	11,462	203,107
Avnet, Inc. (a)	337,029	10,276,014
AVX Corp.	155,839	1,695,528
Badger Meter, Inc. (d)	39,471	1,425,298
Benchmark Electronics, Inc. (a)	158,358	2,144,167
BrightPoint, Inc. (a)(d)	148,301	722,226
Checkpoint Systems, Inc. (a)(d)	94,410	737,342
Clearfield, Inc. (a)	20,779	85,194
ClearSign Combustion Corp. (a)	6,607	34,092
Cognex Corp.	87,000	3,044,130
Coherent, Inc. (a)	55,747	2,460,673
CTS Corp. (d)	70,681	662,988
Daktronics, Inc. (d)	81,427	533,347
DDi Corp.	48,439	629,223
Digital Ally, Inc. (a)	38,320	20,310
Document Security Systems, Inc. (a)(d)	42,498	116,445
Dolby Laboratories, Inc. Class A (a)	133,111	5,709,131
DTS, Inc. (a)(d)	34,766	960,585
Dynasil Corp. of America (a)(d)	9,408	15,241
Echelon Corp. (a)(d)	68,729	242,613
Electro Rent Corp.	46,174	639,048
Electro Scientific Industries, Inc.	54,174	597,539
eMagin Corp. (a)	60,537	188,270
Fabrinet (a)	48,562	566,233
FARO Technologies, Inc. (a)(d)	49,501	2,283,481
FEI Co. (a)(d)	81,048	3,709,567
Frequency Electronics, Inc. (a)	12,396	97,185
Giga-Tronics, Inc. (a)	4,585	4,631
GTSI Corp. (a)	18,931	146,147
I. D. Systems Inc. (a)	33,896	142,363
Identive Group, Inc. (a)	118,347	150,301
IEC Electronics Corp. (a)(d)	18,101	112,226
Image Sensing Systems, Inc. (a)	2,863	14,744
Ingram Micro, Inc. Class A (a)	374,327	6,674,250
Insight Enterprises, Inc. (a)(d)	117,199	1,745,093
Intelli-Check, Inc. (a)(d)	25,728	43,995
IntriCon Corp. (a)	1,667	10,419
InvenSense, Inc.	19,810	196,911
IPG Photonics Corp. (a)(d)	73,262	3,135,614
Iteris, Inc. (a)	52,448	69,756
Itron, Inc. (a)	92,157	3,301,985

	Shares	Value
KEMET Corp. (a)	88,236	$ 507,357
KEY Tronic Corp. (a)	21,607	209,372
LeCroy Corp. (a)(d)	36,021	511,138
LGL Group, Inc. (a)	3,009	20,521
LightPath Technologies, Inc. Class A (a)	1,150	1,334
Littelfuse, Inc.	46,783	2,691,894
LoJack Corp. (a)	47,516	152,526
LRAD Corp. (a)(d)	62,271	81,575
Maxwell Technologies, Inc. (a)	78,927	546,964
Measurement Specialties, Inc. (a)(d)	30,642	1,001,074
Mercury Computer Systems, Inc. (a)(d)	59,976	710,716
Mesa Laboratories, Inc.	4,658	208,446
Methode Electronics, Inc. Class A	85,089	639,018
Micronetics, Inc. (a)	3,743	28,073
MicroVision, Inc. (a)(d)	38,532	102,110
MOCON, Inc.	7,499	116,909
MTS Systems Corp.	32,386	1,252,043
Multi-Fineline Electronix, Inc. (a)	21,997	544,866
Napco Security Technolgies, Inc. (a)	17,472	51,892
National Instruments Corp. (d)	220,244	5,735,154
Neonode, Inc. (a)	53,267	305,753
NeoPhotonics Corp. (a)	37,763	155,206
NetList, Inc. (a)(d)	52,442	121,141
Newport Corp. (a)(d)	77,293	919,014
OSI Systems, Inc. (a)	41,384	2,641,127
Par Technology Corp. (a)	27,309	139,822
Park Electrochemical Corp. (d)	43,720	1,025,671
PC Connection, Inc.	44,665	401,092
PC Mall, Inc. (a)	18,450	99,077
Perceptron, Inc. (a)	25,360	133,140
Planar Systems, Inc. (a)(d)	44,256	81,874
Plexus Corp. (a)(d)	84,283	2,359,924
Power-One, Inc. (a)(d)	142,864	592,886
Pulse Electronics Corp.	91,084	178,525
RadiSys Corp. (a)	64,186	374,846
RealD, Inc. (a)(d)	106,727	1,277,522
Research Frontiers, Inc. (a)(d)	33,274	112,799
RF Industries Ltd.	13,982	47,818
RF Monolithics, Inc. (a)	3,462	6,093
Richardson Electronics Ltd.	36,856	425,687
Rofin-Sinar Technologies, Inc. (a)(d)	64,495	1,280,226
Rogers Corp. (a)(d)	32,685	1,317,532
Sanmina-SCI Corp. (a)	230,139	1,636,288
ScanSource, Inc. (a)(d)	63,898	1,915,023
Sigmatron International, Inc. (a)	762	2,675
Superconductor Technologies, Inc. (a)(d)	141,606	90,628
SYNNEX Corp. (a)(d)	51,035	1,702,017
Tech Data Corp. (a)(d)	104,357	4,968,437
Trimble Navigation Ltd. (a)(d)	280,000	13,206,200
TTM Technologies, Inc. (a)(d)	113,407	1,047,881
Uni-Pixel Inc. (a)(d)	11,265	69,730
Universal Display Corp. (a)(d)	90,254	2,540,650
Viasystems Group, Inc. (a)	9,833	188,892
Vicon Industries, Inc. (a)	18,575	62,412
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Vishay Intertechnology, Inc. (a)(d)	368,581	$ 3,914,330
Vishay Precision Group, Inc. (a)	27,407	381,231
Wayside Technology Group, Inc.	460	6,077
Wireless Ronin Technologies, Inc. (a)	6,055	4,602
Wireless Telecom Group, Inc. (a)	11,376	12,514
Zygo Corp. (a)	33,130	549,295
		129,914,810
Internet Software & Services - 1.8%
Active Network, Inc.	66,626	935,429
Ancestry.com, Inc. (a)(d)	61,834	1,331,904
Angie's List, Inc. (d)	28,671	366,129
AOL, Inc. (a)(d)	252,527	6,926,816
Autobytel, Inc. (a)	94,879	68,313
Bankrate, Inc. (d)	106,485	1,850,709
Bazaarvoice, Inc. (d)	11,229	194,149
Brightcove, Inc. (d)	11,335	143,728
BroadVision, Inc. (a)	4,450	50,419
Carbonite, Inc. (d)	30,056	231,732
comScore, Inc. (a)(d)	102,141	1,853,859
Constant Contact, Inc. (a)(d)	62,167	1,258,882
Cornerstone OnDemand, Inc. (a)	57,150	1,145,858
CoStar Group, Inc. (a)(d)	64,562	4,770,486
Crexendo, Inc.	12,555	46,705
DealerTrack Holdings, Inc. (a)(d)	83,885	2,290,061
Demand Media, Inc. (a)(d)	75,488	691,470
Demandware, Inc.	12,000	373,320
Dice Holdings, Inc. (a)(d)	105,899	1,040,987
Digital River, Inc. (a)(d)	90,961	1,328,031
EarthLink, Inc.	265,160	2,139,841
EasyLink Services International Corp. (a)	79,157	569,139
EDGAR Online, Inc. (a)	62,378	66,744
eGain Communications Corp. (a)(d)	29,357	112,437
Equinix, Inc. (a)	106,342	17,345,444
ExactTarget, Inc.	15,985	316,663
Facebook, Inc. Class A (d)	2,966	87,883
FriendFinder Networks, Inc. (a)(d)	90,515	101,377
Globalscape, Inc. (a)	4,000	8,240
GlowPoint, Inc. (a)	49,485	101,444
IAC/InterActiveCorp	162,000	7,277,040
InfoSpace, Inc. (a)	94,187	1,201,826
Internap Network Services Corp. (a)(d)	107,514	766,575
Internet Media Services, Inc. (a)	7,375	148
Internet Patents Corp.	283	1,033
IntraLinks Holdings, Inc. (a)	152,382	609,528
Inuvo, Inc. (a)	34,088	25,225
iPass, Inc. (a)	111,360	280,627
j2 Global, Inc. (d)	119,133	2,881,827
Keynote Systems, Inc.	36,547	528,104
KIT Digital, Inc. (a)(d)	145,966	475,849
Limelight Networks, Inc. (a)(d)	135,298	368,011
LinkedIn Corp. (a)	36,146	3,473,631

	Shares	Value
Liquidity Services, Inc. (a)	51,451	$ 3,287,204
LivePerson, Inc. (a)(d)	101,340	1,749,128
Local.com Corp. (a)(d)	49,826	119,582
LogMeIn, Inc. (a)(d)	44,733	1,433,693
LookSmart Ltd. (a)	40,635	33,760
Marchex, Inc. Class B	52,192	186,847
Market Leader, Inc. (a)	26,314	118,413
Millennial Media, Inc.	19,983	275,366
Monster Worldwide, Inc. (a)(d)	275,659	2,370,667
Move, Inc. (a)	78,204	646,747
NIC, Inc. (d)	130,477	1,418,285
Onstream Media Corp. (a)	16,789	9,242
Onvia.com, Inc. (a)	1,133	4,453
OpenTable, Inc. (a)(d)	50,754	2,015,949
Perficient, Inc. (a)	61,052	691,719
quepasa.com, Inc. (a)(d)	65,453	191,777
QuinStreet, Inc. (a)(d)	73,086	592,727
Rackspace Hosting, Inc. (a)(d)	244,039	12,072,609
RealNetworks, Inc.	63,414	561,214
Reis, Inc. (a)	12,850	110,382
Responsys, Inc. (a)	38,640	396,833
Saba Software, Inc. (a)	73,699	615,387
SciQuest, Inc. (a)	44,604	702,067
Selectica, Inc. (a)	2,268	9,344
Spark Networks, Inc. (a)	5,759	28,622
SPS Commerce, Inc. (a)	18,321	506,392
Stamps.com, Inc. (a)(d)	54,134	1,329,531
Support.com, Inc. (a)	144,855	372,277
Synacor, Inc. (d)	14,627	215,017
TechTarget, Inc. (a)	30,780	160,979
TheStreet.com, Inc.	58,323	95,066
Travelzoo, Inc. (a)(d)	15,274	356,190
United Online, Inc.	183,141	723,407
Unwired Planet, Inc. (a)(d)	210,780	497,441
ValueClick, Inc. (a)(d)	175,070	3,070,728
VistaPrint Ltd. (a)(d)	84,760	2,871,669
Vocus, Inc. (a)(d)	40,038	645,813
Web.com, Inc. (a)	59,911	953,783
WebMD Health Corp. (a)	125,513	2,890,564
WebMediaBrands, Inc. (a)	31,939	20,760
World Energy Solutions, Inc. (a)	1,365	4,641
XO Group, Inc. (a)(d)	65,794	580,961
Yelp, Inc. (d)	13,710	229,094
Zix Corp. (a)(d)	168,463	414,419
		111,218,372
IT Services - 2.0%
Acxiom Corp. (a)	165,489	2,328,430
Alliance Data Systems Corp. (a)(d)	119,383	15,042,258
Analysts International Corp. (a)	4,541	17,483
Booz Allen Hamilton Holding Corp. Class A (d)	47,885	776,216
Broadridge Financial Solutions, Inc.	265,702	5,375,151
CACI International, Inc. Class A (a)(d)	68,431	2,928,847
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cardtronics, Inc. (a)(d)	91,397	$ 2,560,944
Cass Information Systems, Inc.	21,038	774,830
Ciber, Inc. (a)	139,655	499,965
Computer Task Group, Inc. (a)(d)	35,213	428,542
Convergys Corp. (d)	249,199	3,476,326
CoreLogic, Inc. (a)	261,395	4,441,101
CSG Systems International, Inc. (a)(d)	78,983	1,303,220
CSP, Inc.	3,555	15,109
DST Systems, Inc.	76,200	3,893,820
Dynamics Research Corp. (a)(d)	25,485	159,281
Edgewater Technology, Inc. (a)	11,761	46,338
EPAM Systems, Inc.	16,881	295,418
Euronet Worldwide, Inc. (a)(d)	99,272	1,785,903
ExlService Holdings, Inc. (a)	46,661	1,011,144
FleetCor Technologies, Inc. (a)	72,033	2,730,051
Forrester Research, Inc.	32,652	1,054,007
Gartner, Inc. Class A (a)(d)	221,119	8,995,121
Genpact Ltd. (a)(d)	258,576	4,031,200
Global Cash Access Holdings, Inc. (a)	91,007	641,599
Global Payments, Inc.	193,632	8,225,487
Hackett Group, Inc. (a)	102,623	529,535
Heartland Payment Systems, Inc.	77,033	2,247,823
Higher One Holdings, Inc. (a)(d)	83,069	1,055,807
iGate Corp. (a)(d)	66,307	1,086,772
Information Services Group, Inc. (a)(d)	46,725	62,612
Innodata Isogen, Inc. (a)	57,252	318,894
Jack Henry & Associates, Inc.	200,771	6,627,451
Lender Processing Services, Inc.	196,169	4,527,581
Lionbridge Technologies, Inc. (a)	146,424	440,736
ManTech International Corp. Class A	65,288	1,423,278
Mattersight Corp. (a)	13,580	95,196
Maximus, Inc.	88,092	4,009,067
ModusLink Global Solutions, Inc. (a)	101,501	455,739
MoneyGram International, Inc. (a)	33,895	472,157
NCI, Inc. Class A (a)(d)	30,459	130,060
NeuStar, Inc. Class A (a)(d)	155,646	5,008,688
Newtek Business Services, Inc. (a)	5,503	7,484
Official Payments Holdings, Inc. (a)	27,138	118,322
Online Resources Corp. (a)	46,607	103,468
PFSweb, Inc. (a)	60,946	196,856
PRG-Schultz International, Inc. (a)	45,131	303,732
Rainmaker Systems, Inc. (a)	15,480	10,681
Sapient Corp. (d)	235,057	2,585,627
ServiceSource International, Inc. (a)	80,504	966,048
StarTek, Inc. (a)	22,269	70,593
Storage Engine, Inc. (a)	500	0
Syntel, Inc. (d)	35,416	1,979,754
Teletech Holdings, Inc. (a)	89,822	1,338,348
The Management Network Group, Inc. (a)	2,929	7,176
TNS, Inc. (a)	54,495	974,371

	Shares	Value
TSR, Inc. (a)	2,039	$ 8,543
Unisys Corp. (a)	82,821	1,301,118
Vantiv, Inc.	56,994	1,264,127
VeriFone Systems, Inc. (a)(d)	242,969	8,773,611
Virtusa Corp. (a)	42,402	620,341
WidePoint Corp. (a)	102,981	71,541
WPCS International, Inc. (a)	38,998	36,904
Wright Express Corp. (a)(d)	95,820	5,371,669
		127,439,501
Office Electronics - 0.1%
Zebra Technologies Corp. Class A (a)	119,030	3,983,934
Semiconductors & Semiconductor Equipment - 2.9%
Advanced Energy Industries, Inc. (a)(d)	78,334	1,069,259
AEHR Test Systems (a)	9,000	11,430
Aetrium, Inc. (a)	6,743	5,664
Amkor Technology, Inc. (a)(d)	216,408	1,023,610
Amtech Systems, Inc. (a)(d)	19,914	90,011
ANADIGICS, Inc. (a)	156,061	310,561
Applied Micro Circuits Corp. (a)(d)	232,408	1,241,059
Atmel Corp. (a)(d)	1,044,496	7,311,472
ATMI, Inc. (a)	76,660	1,533,967
AuthenTec, Inc. (a)(d)	68,075	287,277
Axcelis Technologies, Inc. (a)	244,233	271,099
AXT, Inc. (a)(d)	91,754	353,253
Brooks Automation, Inc.	168,253	1,576,531
BTU International, Inc. (a)	13,926	42,335
Cabot Microelectronics Corp. (d)	56,186	1,760,869
Cascade Microtech, Inc. (a)	15,468	69,606
Cavium, Inc. (a)(d)	100,852	2,441,627
Ceva, Inc. (a)(d)	47,618	827,601
Cirrus Logic, Inc. (a)(d)	171,855	4,935,676
Cohu, Inc. (d)	53,812	502,604
Cree, Inc. (a)(d)	260,039	6,519,178
CVD Equipment Corp. (a)(d)	8,902	105,934
CyberOptics Corp. (a)	9,297	85,997
Cymer, Inc. (a)(d)	58,494	3,168,620
Cypress Semiconductor Corp.	376,336	4,963,872
DayStar Technologies, Inc. (a)	3,735	3,735
Diodes, Inc. (a)(d)	70,667	1,382,953
DSP Group, Inc. (a)	46,628	292,358
Entegris, Inc. (a)	275,618	2,125,015
Entropic Communications, Inc. (a)(d)	169,805	682,616
Exar Corp. (a)(d)	110,334	866,122
Fairchild Semiconductor International, Inc. (a)(d)	263,581	3,481,905
FormFactor, Inc. (a)	110,045	659,170
FSI International, Inc. (a)(d)	90,047	313,364
GigOptix, Inc. (a)	44,862	103,631
GSI Technology, Inc. (a)	42,569	174,533
GT Advanced Technologies, Inc. (a)(d)	351,919	1,478,060
Hittite Microwave Corp. (a)(d)	77,384	3,813,484
Ikanos Communications, Inc. (a)	115,443	101,013
Inphi Corp. (a)	37,505	311,667
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Integrated Device Technology, Inc. (a)(d)	335,484	$ 1,841,807
Integrated Silicon Solution, Inc. (a)(d)	51,768	484,548
Intermolecular, Inc.	9,014	58,411
International Rectifier Corp. (a)(d)	182,241	3,433,420
Intersil Corp. Class A	260,828	2,751,735
Intest Corp. (a)	34,005	114,257
IXYS Corp. (a)(d)	59,965	621,237
Kopin Corp. (a)(d)	153,988	472,743
Kulicke & Soffa Industries, Inc. (a)(d)	219,474	2,308,866
Lam Research Corp. (a)(d)	295,083	11,006,596
Lattice Semiconductor Corp. (a)	235,951	1,078,296
LTX-Credence Corp. (a)	104,147	739,444
M/A-COM Technology Solutions, Inc.	6,994	115,821
Marvell Technology Group Ltd.	1,175,035	14,723,189
Mattson Technology, Inc. (a)	128,882	228,121
Maxim Integrated Products, Inc.	697,675	17,553,503
MaxLinear, Inc. Class A (a)	30,878	138,333
MEMC Electronic Materials, Inc. (a)(d)	482,663	806,047
MEMSIC, Inc. (a)(d)	20,654	46,472
Micrel, Inc.	96,504	944,774
Microsemi Corp. (a)(d)	178,762	3,156,937
Mindspeed Technologies, Inc. (a)	64,454	199,807
MIPS Technologies, Inc. (a)(d)	104,835	669,896
MKS Instruments, Inc.	128,708	3,365,714
Monolithic Power Systems, Inc. (a)	82,168	1,543,937
MoSys, Inc. (a)(d)	79,294	238,675
Nanometrics, Inc. (a)(d)	41,017	636,994
NVE Corp. (a)(d)	11,458	595,701
Omnivision Technologies, Inc. (a)(d)	127,409	2,061,478
ON Semiconductor Corp. (a)	1,070,450	7,214,833
PDF Solutions, Inc. (a)	48,055	425,287
Pericom Semiconductor Corp. (a)	65,839	517,495
Photronics, Inc. (a)(d)	114,532	687,192
Pixelworks, Inc. (a)	35,295	82,943
PLX Technology, Inc. (a)(d)	81,321	514,762
PMC-Sierra, Inc. (a)(d)	487,003	3,107,079
Power Integrations, Inc.	57,924	2,363,878
QuickLogic Corp. (a)(d)	98,963	294,910
Rambus, Inc. (a)(d)	228,253	1,097,897
Ramtron International Corp. (a)	65,988	127,357
RF Micro Devices, Inc. (a)(d)	573,446	2,161,891
Rubicon Technology, Inc. (a)(d)	35,909	316,717
Rudolph Technologies, Inc. (a)(d)	62,052	534,888
Semtech Corp. (a)(d)	136,520	3,288,767
Sigma Designs, Inc. (a)	62,892	376,094
Silicon Image, Inc. (a)	172,389	761,959
Silicon Laboratories, Inc. (a)(d)	91,886	3,172,824
Skyworks Solutions, Inc. (a)(d)	419,756	11,274,646
Spansion, Inc. Class A (a)	142,425	1,538,190
Spire Corp. (a)	200	139
Standard Microsystems Corp. (a)	75,204	2,755,475

	Shares	Value
STR Holdings, Inc. (a)(d)	98,143	$ 374,906
SunPower Corp. (a)(d)	91,055	456,186
Supertex, Inc. (a)(d)	23,977	445,732
Tessera Technologies, Inc.	117,977	1,603,307
TranSwitch Corp. (a)(d)	48,274	81,100
TriQuint Semiconductor, Inc. (a)(d)	346,255	1,803,989
Ultra Clean Holdings, Inc. (a)	51,157	304,896
Ultratech, Inc. (a)	52,421	1,589,405
Veeco Instruments, Inc. (a)(d)	106,267	3,685,340
Vitesse Semiconductor Corp. (a)(d)	78,832	178,949
Volterra Semiconductor Corp. (a)(d)	52,784	1,466,340
		182,840,870
Software - 4.1%
Accelrys, Inc. (a)(d)	120,176	937,373
ACI Worldwide, Inc. (a)(d)	94,718	3,617,280
Activision Blizzard, Inc. (d)	1,012,180	11,882,993
Actuate Corp. (a)	89,294	596,484
Advent Software, Inc. (a)(d)	65,312	1,703,990
American Software, Inc. Class A	56,018	445,903
ANSYS, Inc. (a)(d)	206,890	12,801,319
Ariba, Inc. (a)	222,269	9,986,546
Aspen Technology, Inc. (a)(d)	206,743	4,569,020
Astea International, Inc. (a)	13,242	39,991
Asure Software, Inc. (a)	946	4,200
Blackbaud, Inc.	88,986	2,300,288
Bottomline Technologies, Inc. (a)(d)	68,740	1,229,071
BroadSoft, Inc. (a)(d)	69,557	1,899,602
BSQUARE Corp. (a)	30,361	80,457
Cadence Design Systems, Inc. (a)(d)	584,651	5,963,440
Callidus Software, Inc. (a)(d)	65,801	328,347
Cinedigm Digital Cinema Corp. (a)	46,130	72,424
CommVault Systems, Inc. (a)(d)	97,486	4,569,169
Compuware Corp. (a)	473,324	4,259,916
Concur Technologies, Inc. (a)(d)	113,580	7,024,923
Datawatch Corp. (a)	3,120	40,092
Deltek, Inc. (a)	63,814	669,409
Digimarc Corp.	13,264	326,029
Ebix, Inc. (d)	70,033	1,218,574
Ellie Mae, Inc. (a)	31,084	505,115
Envivio, Inc.	17,506	146,875
EPIQ Systems, Inc. (d)	103,997	1,147,087
ePlus, Inc. (a)	9,557	300,377
Evolving Systems, Inc.	12,044	66,483
FactSet Research Systems, Inc.	91,893	9,688,279
Fair Isaac Corp. (d)	90,000	3,659,400
FalconStor Software, Inc. (a)	86,450	231,686
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	295,137	6,271,661
Glu Mobile, Inc. (a)(d)	98,049	452,986
GSE Systems, Inc. (a)	33,148	74,252
Guidance Software, Inc. (a)	20,946	171,757
Guidewire Software, Inc.	16,113	417,488
Imperva, Inc.	9,739	250,390
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Infoblox, Inc.	16,374	$ 324,041
Informatica Corp. (a)(d)	239,098	9,905,830
Interactive Intelligence Group, Inc. (a)	39,218	1,011,824
JDA Software Group, Inc. (a)	91,141	2,522,783
Jive Software, Inc.	37,835	633,736
Kenexa Corp. (a)(d)	72,738	2,121,767
Majesco Entertainment Co. (a)(d)	152,851	308,759
Manhattan Associates, Inc. (a)(d)	59,488	2,825,680
Marlborough Software Development Holdings, Inc.	3,682	2,909
Mentor Graphics Corp. (a)	226,012	3,186,769
MICROS Systems, Inc. (a)(d)	184,532	9,735,908
MicroStrategy, Inc. Class A (a)(d)	21,893	2,670,508
Mitek Systems, Inc. (a)(d)	64,863	137,510
Monotype Imaging Holdings, Inc. (a)(d)	66,621	912,708
Motricity, Inc. (a)(d)	112,960	72,294
NetScout Systems, Inc. (a)(d)	69,317	1,389,806
NetSol Technologies, Inc. (a)(d)	160,969	77,265
NetSuite, Inc. (a)	61,705	2,895,199
Nuance Communications, Inc. (a)(d)	515,845	10,672,833
Opnet Technologies, Inc.	50,362	1,257,539
Parametric Technology Corp. (a)(d)	263,064	5,313,893
Peerless Systems Corp. (a)	15,698	59,652
Pegasystems, Inc. (d)	31,869	987,620
Pervasive Software, Inc. (a)	25,547	181,384
Progress Software Corp. (a)(d)	171,703	3,300,132
Proofpoint, Inc.	13,633	194,543
PROS Holdings, Inc. (a)	42,032	631,741
QAD, Inc. Class B	24,367	304,588
QLIK Technologies, Inc. (a)	164,916	3,748,541
Quest Software, Inc. (a)	127,647	3,191,175
RealPage, Inc. (a)(d)	73,834	1,317,937
Rosetta Stone, Inc. (a)(d)	28,088	387,614
Rovi Corp. (a)	268,338	6,555,497
Scientific Learning Corp. (a)	24,929	32,408
SeaChange International, Inc. (a)	69,895	565,451
Smith Micro Software, Inc. (a)	72,854	117,295
SolarWinds, Inc. (a)	150,002	6,879,092
Solera Holdings, Inc.	172,361	7,652,828
Sonic Foundry, Inc. (a)	1,571	11,138
Sourcefire, Inc. (a)(d)	63,636	3,510,162
Splunk, Inc.	30,382	989,238
SRS Labs, Inc. (a)	24,983	226,096
SS&C Technologies Holdings, Inc. (a)	67,317	1,587,335
Synchronoss Technologies, Inc. (a)(d)	71,953	1,288,678
Synopsys, Inc. (a)	344,607	10,183,137
Take-Two Interactive Software, Inc. (a)	177,765	2,047,853
Tangoe, Inc. (a)	83,460	1,611,613
TeleCommunication Systems, Inc. Class A (a)	110,511	163,556
TeleNav, Inc. (a)	41,916	251,915

	Shares	Value
THQ, Inc. (a)(d)	139,201	$ 91,873
TIBCO Software, Inc. (a)(d)	371,031	9,925,079
TiVo, Inc. (a)	322,529	2,754,398
Tyler Technologies, Inc. (a)(d)	75,793	2,827,079
Ultimate Software Group, Inc. (a)(d)	65,694	5,277,199
Vasco Data Security International, Inc. (a)	64,183	448,639
Verint Systems, Inc. (a)(d)	43,778	1,257,304
Versant Corp. (a)	12,238	118,709
VirnetX Holding Corp. (a)(d)	117,196	3,907,315
VMware, Inc. Class A (a)(d)	156,516	14,557,553
Vringo, Inc. (a)	11,470	43,471
Wave Systems Corp. Class A (a)(d)	172,796	172,796
Websense, Inc. (a)(d)	80,067	1,487,645
Zynga, Inc. (d)	235,409	1,473,660
		260,251,176
TOTAL INFORMATION TECHNOLOGY		955,465,062
MATERIALS - 6.1%
Chemicals - 3.1%
A. Schulman, Inc. (d)	65,137	1,391,978
ADA-ES, Inc. (a)(d)	36,134	946,349
Albemarle Corp.	215,350	13,071,745
American Pacific Corp. (a)	11,292	97,789
American Vanguard Corp.	65,053	1,753,178
Arabian American Development Co. (a)	34,688	343,411
Ashland, Inc.	158,178	10,112,320
Balchem Corp. (d)	69,438	2,016,480
Cabot Corp.	129,018	4,876,880
Calgon Carbon Corp. (a)(d)	115,042	1,538,112
Celanese Corp. Class A (d)	371,986	14,808,763
Cereplast, Inc. (a)(d)	22,207	9,771
Chase Corp.	11,674	134,134
Chemtura Corp. (a)	220,132	3,326,195
Clean Diesel Technologies, Inc. (a)(d)	33,479	81,354
Core Molding Technologies, Inc. (a)	11,521	88,827
Cytec Industries, Inc. (d)	109,846	6,641,289
Ferro Corp. (a)(d)	176,641	784,286
Flotek Industries, Inc. (a)(d)	132,008	1,405,885
FutureFuel Corp.	37,342	367,445
Georgia Gulf Corp.	74,333	2,212,150
GSE Holding, Inc.	13,737	149,733
H.B. Fuller Co. (d)	112,158	3,409,603
Hawkins, Inc. (d)	17,707	584,508
Huntsman Corp.	438,667	5,614,938
Innophos Holdings, Inc. (d)	44,680	2,255,446
Intrepid Potash, Inc. (a)(d)	143,302	2,813,018
KMG Chemicals, Inc.	19,780	337,842
Koppers Holdings, Inc.	50,513	1,773,511
Kraton Performance Polymers, Inc. (a)	66,091	1,262,999
Kronos Worldwide, Inc. (d)	60,714	1,024,852
Landec Corp. (a)	84,086	614,669
LSB Industries, Inc. (a)	38,005	1,057,299
LyondellBasell Industries NV Class A	783,118	30,901,836
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Material Sciences Corp. (a)	23,734	$ 191,533
Minerals Technologies, Inc.	47,574	3,010,007
NewMarket Corp.	24,323	5,078,886
Olin Corp. (d)	148,501	2,846,764
OM Group, Inc. (a)(d)	76,699	1,396,689
OMNOVA Solutions, Inc. (a)(d)	103,204	743,069
Penford Corp. (a)	27,329	218,085
PolyOne Corp.	192,213	2,542,978
Quaker Chemical Corp. (d)	24,863	1,039,025
Rockwood Holdings, Inc. (a)	152,526	7,382,258
RPM International, Inc. (d)	288,548	7,606,125
Senomyx, Inc. (a)(d)	108,140	251,966
Sensient Technologies Corp.	116,292	4,246,984
Solutia, Inc.	276,661	7,597,111
Spartech Corp. (a)	67,518	253,868
Stepan Co.	16,020	1,447,888
The Scotts Miracle-Gro Co. Class A (d)	104,032	4,491,061
TOR Minerals International, Inc. (a)	3,831	65,510
TPC Group, Inc. (a)	34,509	1,090,139
Tredegar Corp.	48,210	653,246
Valhi, Inc.	64,947	920,948
Valspar Corp.	207,434	10,000,393
W.R. Grace & Co. (a)	134,585	7,065,713
Westlake Chemical Corp. (d)	46,385	2,527,519
Zep, Inc.	44,069	617,847
Zoltek Companies, Inc. (a)(d)	65,740	548,929
		191,643,136
Construction Materials - 0.2%
Eagle Materials, Inc.	123,296	3,957,802
Headwaters, Inc. (a)	123,195	567,929
Martin Marietta Materials, Inc. (d)	99,251	6,696,465
Texas Industries, Inc. (d)	58,355	1,867,360
U.S. Concrete, Inc. (a)	25,199	123,727
United States Lime & Minerals, Inc. (a)	7,538	336,798
		13,550,081
Containers & Packaging - 0.9%
AEP Industries, Inc. (a)	13,400	462,702
Aptargroup, Inc. (d)	148,309	7,514,817
Boise, Inc.	247,252	1,706,039
Crown Holdings, Inc. (a)	371,357	12,659,560
Graphic Packaging Holding Co. (a)	283,302	1,402,345
Greif, Inc. Class A (d)	87,877	3,843,740
MOD-PAC Corp. (sub. vtg.) (a)	3,740	20,233
Myers Industries, Inc. (d)	100,702	1,693,808
Northern Technologies International Corp. (a)	1,103	13,743
Packaging Corp. of America	238,810	6,407,272
Rock-Tenn Co. Class A	160,815	8,296,446
Silgan Holdings, Inc.	114,111	4,769,840

	Shares	Value
Sonoco Products Co.	223,043	$ 6,863,033
UFP Technologies, Inc. (a)	15,846	257,656
		55,911,234
Metals & Mining - 1.5%
A.M. Castle & Co. (a)(d)	38,879	426,503
AK Steel Holding Corp. (d)	317,663	1,915,508
Allied Nevada Gold Corp. (a)(d)	202,149	5,243,745
Amcol International Corp. (d)	58,468	1,641,781
Carpenter Technology Corp.	104,412	4,704,805
Century Aluminum Co. (a)(d)	132,753	939,891
Coeur d'Alene Mines Corp. (a)	187,286	3,165,133
Commercial Metals Co.	258,548	3,019,841
Compass Minerals International, Inc.	82,516	5,871,839
Comstock Mining, Inc. (a)(d)	47,942	96,843
Friedman Industries	15,044	153,599
General Moly, Inc. (a)(d)	202,841	503,046
Globe Specialty Metals, Inc.	115,739	1,356,461
Golden Minerals Co. (a)(d)	119,984	417,544
Handy & Harman Ltd. (a)	40,429	536,089
Haynes International, Inc.	25,877	1,319,727
Hecla Mining Co. (d)	642,578	2,730,957
Horsehead Holding Corp. (a)	105,544	935,120
Kaiser Aluminum Corp. (d)	34,968	1,678,114
Materion Corp.	41,932	926,278
McEwen Mining, Inc. (a)(d)	474,112	1,118,904
Metals USA Holdings Corp. (a)	48,992	711,364
Mines Management, Inc. (a)(d)	69,165	93,373
Molycorp, Inc. (a)(d)	148,913	2,930,608
Noranda Aluminium Holding Corp.	72,868	560,355
Olympic Steel, Inc.	20,461	339,243
Reliance Steel & Aluminum Co.	163,157	7,702,642
Royal Gold, Inc.	130,380	8,818,903
RTI International Metals, Inc. (a)(d)	67,771	1,422,513
Schnitzer Steel Inds, Inc. Class A (d)	53,001	1,382,266
Silver Bull Resources, Inc. (a)(d)	148,902	70,728
Solitario Exploration & Royalty Corp. (a)	57,827	60,467
Southern Copper Corp. (d)	415,642	11,825,015
Steel Dynamics, Inc.	537,283	5,662,963
Stillwater Mining Co. (a)	246,287	2,090,977
SunCoke Energy, Inc. (a)(d)	184,578	2,591,475
Synalloy Corp.	9,327	109,126
Timberline Resources Corp. (a)(d)	213,150	80,997
U.S. Silica Holdings, Inc. (d)	26,459	322,006
Universal Stainless & Alloy Products, Inc. (a)(d)	14,191	571,046
Vista Gold Corp. (a)(d)	223,243	645,173
Walter Energy, Inc.	142,968	6,926,800
Worthington Industries, Inc.	122,406	1,989,098
		95,608,866
Paper & Forest Products - 0.4%
Buckeye Technologies, Inc.	86,916	2,408,442
Clearwater Paper Corp. (a)(d)	61,188	1,917,632
Deltic Timber Corp.	29,841	1,659,458
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - continued
Domtar Corp.	84,180	$ 6,659,480
Glatfelter (d)	142,034	2,151,815
Kapstone Paper & Packaging Corp. (a)	96,111	1,483,954
Louisiana-Pacific Corp. (a)(d)	297,382	2,801,338
Neenah Paper, Inc. (d)	32,380	843,823
Resolute Forest Products (a)(d)	169,578	1,917,927
Schweitzer-Mauduit International, Inc.	43,953	2,940,456
Verso Paper Corp. (a)(d)	31,277	35,969
Wausau-Mosinee Paper Corp. (d)	98,528	907,443
		25,727,737
TOTAL MATERIALS		382,441,054
TELECOMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.6%
8x8, Inc. (a)(d)	229,564	927,439
AboveNet, Inc. (a)	49,005	4,083,097
Alaska Communication Systems Group, Inc. (d)	97,590	193,228
Allegiance Telecom, Inc. (a)	15,750	0
Atlantic Tele-Network, Inc. (d)	21,199	697,447
Cbeyond, Inc. (a)	66,391	393,035
Cincinnati Bell, Inc. New (a)(d)	414,315	1,466,675
Cogent Communications Group, Inc. (a)	126,168	2,238,220
Consolidated Communications Holdings, Inc. (d)	74,820	1,103,595
Elephant Talk Communication, Inc. (a)(d)	147,046	330,854
FairPoint Communications, Inc. (a)(d)	43,522	236,760
General Communications, Inc. Class A (a)(d)	82,347	522,080
Globalstar, Inc. (a)(d)	237,229	86,019
Hawaiian Telcom Holdco, Inc. (a)(d)	21,226	399,049
HickoryTech Corp.	34,243	327,706
IDT Corp. Class B	44,462	368,145
inContact, Inc. (a)	85,411	446,700
Iridium Communications, Inc. (a)(d)	181,498	1,540,918
Level 3 Communications, Inc. (a)	361,564	7,676,004
Lumos Networks Corp.	42,527	435,902
Multiband Corp. (a)	27,198	54,124
Neutral Tandem, Inc. (a)	105,029	1,425,244
ORBCOMM, Inc. (a)(d)	78,686	256,516
Premiere Global Services, Inc. (a)	109,608	916,323
Primus Telecommunications Group, Inc. (a)	26,065	412,609
SureWest Communications	40,598	865,549
Towerstream Corp. (a)(d)	116,654	423,454
tw telecom, inc. (a)(d)	379,421	8,798,773
Vonage Holdings Corp. (a)	287,525	526,171
Warwick Valley Telephone Co.	11,334	149,609
		37,301,245

	Shares	Value
Wireless Telecommunication Services - 0.4%
Boingo Wireless, Inc. (d)	25,257	$ 241,962
Clearwire Corp. Class A (a)(d)	779,626	943,347
Leap Wireless International, Inc. (a)(d)	129,972	749,938
NII Holdings, Inc. (a)(d)	387,841	4,467,928
NTELOS Holdings Corp.	30,862	590,699
SBA Communications Corp. Class A (a)(d)	255,631	13,280,030
Shenandoah Telecommunications Co.	47,154	502,662
Telephone & Data Systems, Inc.	217,270	4,312,810
U.S. Cellular Corp. (a)(d)	32,602	1,218,989
USA Mobility, Inc.	61,882	768,574
		27,076,939
TOTAL TELECOMMUNICATION SERVICES		64,378,184
UTILITIES - 3.7%
Electric Utilities - 1.4%
Allete, Inc. (d)	66,832	2,609,790
Central Vermont Public Service Corp. (d)	32,616	1,145,148
Cleco Corp. (d)	155,364	6,345,066
El Paso Electric Co.	107,795	3,308,229
Empire District Electric Co.	90,830	1,821,142
Great Plains Energy, Inc.	308,667	6,148,647
Hawaiian Electric Industries, Inc.	219,380	6,057,082
IDACORP, Inc.	103,848	4,080,188
ITC Holdings Corp.	120,021	8,275,448
MGE Energy, Inc.	67,449	3,043,973
NV Energy, Inc.	516,735	8,939,516
OGE Energy Corp. (d)	217,510	11,580,232
Otter Tail Corp.	105,464	2,228,454
PNM Resources, Inc. (d)	211,467	3,943,860
Portland General Electric Co. (d)	157,656	3,965,048
UIL Holdings Corp.	104,129	3,520,601
Unitil Corp. (d)	33,222	884,037
UNS Energy Corp.	82,096	3,077,779
Westar Energy, Inc.	267,230	7,648,123
		88,622,363
Gas Utilities - 0.9%
Atmos Energy Corp.	221,530	7,341,504
Chesapeake Utilities Corp.	26,929	1,138,020
Delta Natural Gas Co., Inc.	9,760	185,928
Gas Natural, Inc.	11,151	116,305
Laclede Group, Inc.	50,946	1,941,552
National Fuel Gas Co. (d)	173,587	7,504,166
New Jersey Resources Corp.	96,780	4,062,824
Northwest Natural Gas Co.	72,448	3,357,965
Piedmont Natural Gas Co., Inc. (d)	169,819	5,148,912
Questar Corp. (d)	407,335	8,175,213
RGC Resources, Inc.	2,242	38,921
South Jersey Industries, Inc.	60,919	2,949,089
Southwest Gas Corp.	98,618	4,139,984
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - continued
UGI Corp.	252,239	$ 7,234,215
WGL Holdings, Inc. (d)	128,154	4,991,598
		58,326,196
Independent Power Producers & Energy Traders - 0.4%
American DG Energy, Inc. (a)(d)	8,583	23,174
Black Hills Corp.	103,741	3,338,385
Calpine Corp. (a)	914,300	15,360,240
Dynegy, Inc. (a)(d)	316,627	151,981
Genie Energy Ltd. Class B	48,524	324,626
GenOn Energy, Inc. (a)	2,015,622	3,466,870
Ormat Technologies, Inc. (d)	66,515	1,350,920
Synthesis Energy Systems, Inc. (a)	76,822	80,663
Tegal Corp. (a)	177	634
US Geothermal, Inc. (a)(d)	223,992	87,832
		24,185,325
Multi-Utilities - 0.5%
Alliant Energy Corp. (d)	272,070	11,886,738
Avista Corp.	120,028	3,049,911
CH Energy Group, Inc. (d)	36,303	2,382,566
MDU Resources Group, Inc.	394,898	8,873,358
NorthWestern Energy Corp.	73,604	2,613,678
Vectren Corp.	181,121	5,310,468
		34,116,719
Water Utilities - 0.5%
American States Water Co. (d)	47,115	1,733,361
American Water Works Co., Inc.	400,946	13,716,363
Aqua America, Inc. (d)	307,965	7,113,992
Artesian Resources Corp. Class A	17,456	325,729
Cadiz, Inc. (a)(d)	34,362	259,777
California Water Service Group (d)	120,414	2,096,408
Connecticut Water Service, Inc.	21,351	593,344
Middlesex Water Co.	51,194	932,755
Pure Cycle Corp. (a)	69,664	153,957
SJW Corp.	31,800	735,216
York Water Co.	39,414	670,826
		28,331,728
TOTAL UTILITIES		233,582,331
TOTAL COMMON STOCKS (Cost $5,752,650,214)		6,184,950,991
Nonconvertible Bonds - 0.0%
	Principal Amount	Value
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $37,340)	$ 37,300	$ 32,383
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.03% to 0.09% 6/7/12 to 6/28/12 (e) (Cost $5,999,830)	6,000,000	5,999,944
Money Market Funds - 30.0%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	92,900,339	92,900,339
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	1,788,347,583	1,788,347,583
TOTAL MONEY MARKET FUNDS (Cost $1,881,247,922)		1,881,247,922
TOTAL INVESTMENT PORTFOLIO - 128.6% (Cost $7,639,935,306)		8,072,231,240
NET OTHER ASSETS (LIABILITIES) - (28.6)%		(1,793,600,902)
NET ASSETS - 100%		$ 6,278,630,338
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
411 CME E-mini S&P Midcap 400 Index Contracts	June 2012	$ 38,009,280	$ (1,037,422)
751 E-mini Russell 2000 Index Contracts	June 2012	57,158,610	(1,489,046)
TOTAL EQUITY INDEX CONTRACTS		$ 95,167,890	$ (2,526,468)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $5,999,944.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 28,638
Fidelity Securities Lending Cash Central Fund	3,957,193
Total	$ 3,985,831
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,012,003,192	$ 1,011,941,644	$ 5,426	$ 56,122
Consumer Staples	231,673,136	231,673,136	-	-
Energy	347,348,612	347,348,612	-	-
Financials	1,366,577,168	1,366,501,791	73,201	2,176
Health Care	679,332,358	679,332,357	-	1
Industrials	912,149,894	912,149,894	-	-
Information Technology	955,465,062	955,465,062	-	-
Materials	382,441,054	382,441,054	-	-
Telecommunication Services	64,378,184	64,378,184	-	-
Utilities	233,582,331	233,582,331	-	-
Corporate Bonds	32,383	-	32,383	-
U.S. Government and Government Agency Obligations	5,999,944	-	5,999,944	-
Money Market Funds	1,881,247,922	1,881,247,922	-	-
Total Investments in Securities:	$ 8,072,231,240	$ 8,066,061,987	$ 6,110,954	$ 58,299
Derivative Instruments:
Liabilities
Futures Contracts	$ (2,526,468)	$ (2,526,468)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 8,011
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(2,805)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	54,254
Transfers out of Level 3	(1,161)
Ending Balance	$ 58,299
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (2,805)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $7,654,835,965. Net unrealized appreciation aggregated $417,395,275, of which $1,500,734,395 related to appreciated investment securities and $1,083,339,120 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® International Index Fund

May 31, 2012

1.816029.107

SPI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.7%
	Shares	Value
Australia - 8.5%
AGL Energy Ltd.	460,707	$ 6,816,888
Alumina Ltd.	2,052,568	1,952,152
Amcor Ltd.	1,019,488	7,418,332
AMP Ltd.	2,352,060	8,889,630
APA Group unit	460,000	2,249,392
Asciano Ltd. unit	795,299	3,517,141
ASX Ltd.	144,087	4,134,863
Australia & New Zealand Banking Group Ltd.	2,203,568	44,861,758
Bendigo & Adelaide Bank Ltd.	318,022	2,258,334
BHP Billiton Ltd.	2,657,661	81,922,975
Boral Ltd.	679,796	2,337,528
Brambles Ltd.	1,223,205	7,935,550
Caltex Australia Ltd.	121,896	1,620,786
Campbell Brothers Ltd.	56,300	3,189,052
Centro Retail Australia unit (a)	1,049,500	1,942,404
CFS Retail Property Trust unit	1,546,561	2,832,230
Coca-Cola Amatil Ltd.	458,484	5,738,929
Cochlear Ltd.	45,259	2,765,124
Commonwealth Bank of Australia	1,302,485	62,676,281
Computershare Ltd.	375,455	2,849,042
Crown Ltd.	366,535	3,027,714
CSL Ltd.	435,934	15,987,821
DEXUS Property Group unit	3,892,117	3,563,832
Echo Entertainment Group Ltd.	552,223	2,366,850
Fortescue Metals Group Ltd.	1,245,666	5,605,923
Goodman Group unit	1,132,284	3,727,998
Harvey Norman Holdings Ltd.	432,111	829,211
Iluka Resources Ltd.	351,273	4,585,145
Incitec Pivot Ltd.	1,333,966	3,690,342
Insurance Australia Group Ltd.	1,759,157	5,706,271
John Fairfax Holdings Ltd.	1,718,456	1,113,175
Leighton Holdings Ltd.	131,578	2,264,766
Lend Lease Group unit	442,695	3,165,222
Lynas Corp. Ltd. (a)(d)	1,520,309	1,532,766
Macquarie Group Ltd.	285,263	7,494,280
Metcash Ltd.	658,872	2,451,704
Mirvac Group unit	2,840,491	3,403,314
National Australia Bank Ltd.	1,888,347	41,350,584
Newcrest Mining Ltd.	632,464	15,352,793
Orica Ltd.	300,822	7,255,440
Origin Energy Ltd.	886,837	11,126,619
OZ Minerals Ltd.	265,406	2,254,399
Qantas Airways Ltd. (a)	867,378	1,258,920
QBE Insurance Group Ltd.	960,294	11,580,529
QR National Ltd.	1,399,535	4,648,809
Ramsay Health Care Ltd.	107,298	2,254,474
Rio Tinto Ltd.	360,030	19,941,099
Santos Ltd.	781,113	9,122,977
Sims Metal Management Ltd.	145,921	1,549,219
Sonic Healthcare Ltd.	296,784	3,526,987

	Shares	Value
SP AusNet unit	1,412,628	$ 1,389,801
Stockland Corp. Ltd. unit	1,925,631	5,983,665
Suncorp-Metway Ltd.	1,063,020	8,035,385
Sydney Airport unit	350,832	991,062
Tabcorp Holdings Ltd.	594,708	1,679,985
Tattersall's Ltd.	1,122,224	2,864,075
Telstra Corp. Ltd.	3,584,855	12,396,626
The GPT Group unit	1,409,597	4,448,807
Toll Holdings Ltd.	575,311	2,589,096
Transurban Group unit	1,072,984	5,915,796
Wesfarmers Ltd.	848,964	24,147,694
Westfield Group unit	1,900,504	16,828,144
Westfield Retail Trust unit	2,461,279	6,521,287
Westpac Banking Corp.	2,530,676	50,017,518
Whitehaven Coal Ltd.	350,000	1,356,921
Woodside Petroleum Ltd.	534,182	16,739,553
Woolworths Ltd.	1,007,575	25,950,300
WorleyParsons Ltd.	155,118	3,883,281
TOTAL AUSTRALIA		651,386,570
Austria - 0.3%
Andritz AG	66,374	3,518,794
Erste Bank AG	157,204	2,733,254
IMMOEAST AG (a)(d)	321,410	4
IMMOFINANZ Immobilien Anlagen AG	804,922	2,304,833
OMV AG	133,721	3,648,839
Osterreichische Elektrizitatswirtschafts AG	56,769	1,315,577
Raiffeisen International Bank-Holding AG (d)	36,806	1,016,172
Telekom Austria AG	266,314	2,454,045
Vienna Insurance Group AG Wien	27,914	980,896
Voestalpine AG	89,891	2,256,260
TOTAL AUSTRIA		20,228,674
Bailiwick of Guernsey - 0.1%
Resolution Ltd.	1,256,439	3,751,248
Bailiwick of Jersey - 0.8%
Experian PLC	836,086	11,697,272
Glencore International PLC (d)	1,159,592	6,103,646
Petrofac Ltd.	208,212	4,997,470
Randgold Resources Ltd.	74,284	5,922,481
Shire PLC	461,066	13,003,329
Wolseley PLC	238,059	8,127,494
WPP PLC	1,037,502	12,421,316
TOTAL BAILIWICK OF JERSEY		62,273,008
Belgium - 1.0%
Ageas	1,767,040	2,806,072
Anheuser-Busch InBev SA NV (d)	662,565	44,828,984
Belgacom SA	128,721	3,394,400
Colruyt NV	64,087	2,573,853
Delhaize Group SA	85,226	3,102,420
Groupe Bruxelles Lambert SA	69,235	4,338,614
Common Stocks - continued
	Shares	Value
Belgium - continued
Groupe Bruxelles Lambert SA (strip VVPR) (a)	2,466	$ 9
KBC Groupe SA	134,595	2,074,106
Mobistar SA	25,921	768,567
Solvay SA Class A	50,622	5,327,517
Telenet Group Holding NV	48,000	1,958,319
UCB SA	83,158	3,906,333
Umicore SA	94,933	4,526,020
TOTAL BELGIUM		79,605,214
Bermuda - 0.4%
Cheung Kong Infrastructure Holdings Ltd.	386,450	2,123,557
First Pacific Co. Ltd.	1,670,000	1,721,306
Kerry Properties Ltd.	563,181	2,242,116
Li & Fung Ltd.	4,663,246	8,555,588
Noble Group Ltd.	3,071,890	2,658,045
NWS Holdings Ltd.	1,087,984	1,598,008
Orient Overseas International Ltd.	202,400	1,095,245
Seadrill Ltd.	313,370	10,404,373
Shangri-La Asia Ltd.	1,103,380	2,169,358
Yue Yuen Industrial (Holdings) Ltd.	604,000	1,879,341
TOTAL BERMUDA		34,446,937
Cayman Islands - 0.2%
ASM Pacific Technology Ltd.	167,929	2,064,076
Foxconn International Holdings Ltd. (a)	1,765,000	720,868
Lifestyle International Holdings Ltd.	462,500	1,001,089
MGM China Holdings Ltd.	894,800	1,441,078
Sands China Ltd.	2,001,600	6,833,996
Wynn Macau Ltd.	1,242,800	3,048,735
TOTAL CAYMAN ISLANDS		15,109,842
Denmark - 1.1%
A.P. Moller - Maersk A/S:
Series A	466	2,756,705
Series B	1,093	6,796,279
Carlsberg A/S Series B	89,410	6,707,206
Coloplast A/S Series B	18,560	3,198,138
Danske Bank A/S (a)	537,906	7,163,900
DSV de Sammensluttede Vognmaend A/S	170,913	3,329,586
Novo Nordisk A/S Series B	340,712	45,547,043
Novozymes A/S Series B (d)	185,268	4,985,608
TDC A/S	395,803	2,501,083
Tryg A/S	21,257	1,118,559
William Demant Holding A/S (a)(d)	19,685	1,735,538
TOTAL DENMARK		85,839,645
Finland - 0.7%
Elisa Corp. (A Shares) (d)	115,880	2,272,575
Fortum Corp.	366,848	6,673,942
Kesko Oyj	53,126	1,334,235
Kone Oyj (B Shares)	129,615	7,254,873

	Shares	Value
Metso Corp.	102,252	$ 3,356,998
Neste Oil Oyj	95,349	880,102
Nokia Corp.	3,106,056	8,156,130
Nokian Tyres PLC	89,422	3,370,489
Orion Oyj (B Shares)	76,922	1,339,957
Pohjola Bank PLC (A Shares)	107,193	1,120,414
Sampo OYJ (A Shares)	344,414	7,976,763
Stora Enso Oyj (R Shares)	494,902	2,699,364
UPM-Kymmene Corp.	425,003	4,375,278
Wartsila Corp.	138,351	4,556,956
TOTAL FINLAND		55,368,076
France - 8.1%
Accor SA	126,334	3,764,799
Aeroports de Paris	27,142	1,966,932
Air Liquide SA	9,696	1,052,536
Air Liquide SA (a)	80,173	8,723,271
Air Liquide SA	14,109	1,535,138
Alcatel-Lucent SA (a)(d)	1,905,603	2,981,772
Alstom SA	174,525	5,084,639
Arkema SA	45,926	3,031,594
Atos Origin SA	45,788	2,508,065
AXA SA	1,437,018	16,210,053
BIC SA	22,638	2,215,047
BNP Paribas SA	797,379	25,549,710
Bouygues SA	157,964	3,836,305
Bureau Veritas SA	42,688	3,678,576
Cap Gemini SA	122,051	4,117,985
Carrefour SA	482,309	8,328,805
Casino Guichard Perrachon SA	45,506	3,823,180
Christian Dior SA	43,741	5,727,523
CNP Assurances	125,357	1,358,014
Compagnie de St. Gobain	332,632	11,838,621
Compagnie Generale de Geophysique SA (a)	119,410	2,610,875
Credit Agricole SA	814,675	2,929,068
Danone SA (d)	486,349	31,195,444
Dassault Systemes SA	49,167	4,477,033
Edenred SA	140,871	3,722,547
EDF SA	6,839	131,873
EDF SA	186,140	3,603,968
Essilor International SA	166,316	14,219,703
Eurazeo SA	27,401	1,049,611
Eutelsat Communications	107,656	2,824,278
Fonciere Des Regions	23,331	1,503,270
France Telecom SA	1,537,160	19,305,837
GDF Suez	1,063,576	21,047,812
Gecina SA	18,921	1,607,217
Groupe Eurotunnel SA	456,310	3,512,140
ICADE	19,488	1,508,087
Iliad SA	16,487	2,128,097
Imerys	27,805	1,337,849
JC Decaux SA	52,245	1,094,311
Klepierre SA	93,163	2,892,049
Common Stocks - continued
	Shares	Value
France - continued
L'Oreal SA	2,080	$ 234,191
L'Oreal SA (a)	179,277	20,275,712
L'Oreal SA	17,567	1,986,777
Lafarge SA (a)	71,536	2,646,414
Lafarge SA (a)	71,270	2,636,573
Lafarge SA	16,709	618,135
Lafarge SA (Bearer)	5,424	200,809
Lagardere S.C.A. (Reg.)	93,992	2,228,168
Legrand SA	189,678	5,714,415
LVMH Moet Hennessy - Louis Vuitton SA	208,522	30,865,469
Michelin CGDE Series B	151,809	8,900,067
Natixis SA	757,338	1,778,904
Pernod Ricard SA	175,769	17,167,432
Peugeot Citroen SA	190,763	1,887,975
PPR SA	62,457	8,895,714
Publicis Groupe SA (d)	121,930	5,652,923
Remy Cointreau SA	18,500	1,836,775
Renault SA	163,600	6,875,923
Rexel SA	90,000	1,602,546
Safran SA	190,341	6,554,354
Sanofi SA	1,005,719	68,506,717
Schneider Electric SA	428,513	22,914,407
SCOR SE	139,261	3,024,814
Societe Generale Series A	576,921	11,522,611
Sodexo SA	77,845	5,658,595
Suez Environnement SA	232,149	2,524,506
Technip SA	80,370	7,359,430
Thales SA	83,415	2,471,636
Total SA	1,760,751	75,886,642
Total SA (strip VVPR) (a)	3,096	4
Unibail-Rodamco	75,681	12,526,691
Vallourec SA	91,718	3,436,961
Veolia Environnement SA	310,478	3,577,574
VINCI SA	370,184	14,864,906
Vivendi	1,070,024	17,321,561
Wendel SA	26,649	1,753,132
Zodiac Aerospace	28,000	2,732,126
TOTAL FRANCE		624,675,223
Germany - 7.4%
adidas AG	173,696	12,970,191
Allianz AG	376,395	34,206,733
Axel Springer Verlag	35,579	1,437,265
BASF AG	762,142	53,486,662
Bayer AG	686,123	43,546,843
Bayerische Motoren Werke AG (BMW)	274,230	20,829,964
Beiersdorf AG	82,406	5,205,415
Brenntag AG	37,743	4,269,507
Celesio AG	70,608	976,426
Commerzbank AG (a)	3,061,087	5,087,716
Continental AG	66,837	5,596,037
Daimler AG (Germany)	749,581	34,880,113

	Shares	Value
Deutsche Bank AG (d)	764,249	$ 27,703,107
Deutsche Boerse AG	163,058	7,802,409
Deutsche Lufthansa AG	178,059	1,875,591
Deutsche Post AG	699,590	11,597,200
Deutsche Telekom AG	2,314,189	22,831,970
E.ON AG	1,493,096	27,383,207
Fraport AG Frankfurt Airport Services Worldwide	32,507	1,649,178
Fresenius Medical Care AG & Co. KGaA	171,990	11,417,190
Fresenius SE	101,563	9,610,737
GEA Group AG	142,095	3,632,426
Hannover Rueckversicherungs AG	53,278	2,859,566
HeidelbergCement Finance AG	114,050	4,991,739
HeidelbergCement Finance AG (strip VVPR) (a)	239	0
Henkel AG & Co. KGaA	104,865	5,762,923
Hochtief AG	33,381	1,522,417
Infineon Technologies AG	896,593	7,116,534
K&S AG	144,524	5,802,205
Kabel Deutschland Holding AG	74,560	4,242,886
Lanxess AG	67,950	4,540,041
Linde AG	142,615	21,990,168
MAN SE	35,365	3,397,014
Merck KGaA	52,117	4,834,848
Metro AG (d)	104,409	3,011,525
Munich Re Group	147,838	18,387,037
RWE AG	406,257	14,884,790
Salzgitter AG	31,967	1,371,402
SAP AG	764,549	43,869,473
Siemens AG	684,185	56,488,027
Suedzucker AG (Bearer)	56,884	1,729,457
Thyssenkrupp AG	325,467	5,397,580
United Internet AG	89,235	1,529,572
Volkswagen AG	24,950	3,773,786
Wacker Chemie AG (d)	12,121	832,797
TOTAL GERMANY		566,331,674
Greece - 0.1%
Coca-Cola Hellenic Bottling Co. SA	164,036	2,857,106
Greek Organization of Football Prognostics SA	177,408	944,842
TOTAL GREECE		3,801,948
Hong Kong - 2.5%
AIA Group Ltd.	8,435,600	27,497,173
Bank of East Asia Ltd.	1,277,618	4,271,594
BOC Hong Kong (Holdings) Ltd.	3,026,066	8,323,918
Cathay Pacific Airways Ltd.	899,327	1,388,117
Cheung Kong Holdings Ltd.	1,191,449	13,738,839
CLP Holdings Ltd.	1,499,157	12,207,191
Galaxy Entertainment Group Ltd. (a)	1,223,000	2,968,649
Hang Lung Group Ltd.	701,000	4,055,234
Hang Lung Properties Ltd.	2,077,423	6,624,478
Hang Seng Bank Ltd.	631,801	8,164,560
Common Stocks - continued
	Shares	Value
Hong Kong - continued
Henderson Land Development Co. Ltd.	855,319	$ 4,308,801
Hong Kong & China Gas Co. Ltd.	3,958,523	9,292,511
Hong Kong Exchanges and Clearing Ltd.	848,598	11,982,960
Hopewell Holdings Ltd.	460,500	1,198,485
Hutchison Whampoa Ltd.	1,757,158	14,455,172
Hysan Development Co. Ltd.	519,044	2,046,337
Link (REIT)	1,844,950	7,083,574
MTR Corp. Ltd.	1,178,451	3,803,390
New World Development Co. Ltd.	3,062,931	3,299,097
PCCW Ltd.	3,399,000	1,243,716
Power Assets Holdings Ltd.	1,136,176	7,941,397
Sino Land Ltd.	2,518,689	3,478,731
SJM Holdings Ltd.	1,569,000	2,785,632
Sun Hung Kai Properties Ltd.	1,270,685	14,390,581
Swire Pacific Ltd. (A Shares)	614,884	6,630,865
Wharf Holdings Ltd.	1,253,585	6,549,320
Wheelock and Co. Ltd.	719,000	2,144,527
Wing Hang Bank Ltd.	147,842	1,358,122
TOTAL HONG KONG		193,232,971
Ireland - 0.3%
CRH PLC	592,274	10,022,842
Elan Corp. PLC (a)	405,037	5,705,575
Irish Bank Resolution Corp. Ltd. (a)	331,052	4
James Hardie Industries NV CDI	363,696	2,628,730
Kerry Group PLC Class A	122,196	5,268,974
Ryanair Holdings PLC (a)	262,563	1,319,487
TOTAL IRELAND		24,945,612
Isle of Man - 0.1%
Genting Singapore PLC	5,063,859	5,894,605
Israel - 0.6%
Bank Hapoalim BM (Reg.)	913,874	2,916,906
Bank Leumi le-Israel BM	1,117,762	2,820,354
Bezeq Israeli Telecommunication Corp. Ltd.	1,599,043	2,015,316
Delek Group Ltd.	3,490	572,168
Elbit Systems Ltd. (Israel)	19,780	657,687
Israel Chemicals Ltd.	355,747	3,685,279
Israel Corp. Ltd. (Class A)	1,890	1,060,288
Mizrahi Tefahot Bank Ltd. (a)	97,754	775,271
NICE Systems Ltd. (a)	48,532	1,799,733
Teva Pharmaceutical Industries Ltd.	757,031	29,668,213
Teva Pharmaceutical Industries Ltd. sponsored ADR (d)	20,000	783,800
TOTAL ISRAEL		46,755,015
Italy - 1.9%
Assicurazioni Generali SpA	949,546	9,687,035
Atlantia SpA	252,906	3,133,940
Autogrill SpA	85,034	733,902
Banca Monte dei Paschi di Siena SpA (d)	4,976,175	1,247,538
Banco Popolare Societa Cooperativa	1,541,583	1,719,569

	Shares	Value
Enel Green Power SpA	1,403,128	$ 1,865,124
Enel SpA	5,443,688	15,525,828
ENI SpA	1,990,868	38,352,799
EXOR SpA	50,843	1,090,366
Fiat Industrial SpA	700,166	7,073,877
Fiat Industrial SpA:
rights 6/20/12 (a)	616,828	11
rights 6/20/12 (a)	616,828	23
Fiat SpA (d)	782,052	3,691,968
Fiat SpA:
rights 6/20/12 (a)	616,656	8
rights 6/20/12 (a)	616,656	8
Finmeccanica SpA (d)	349,144	1,166,773
Intesa Sanpaolo SpA	8,364,622	10,449,761
Intesa Sanpaolo SpA (Risparmio Shares)	778,148	820,731
Luxottica Group SpA	99,441	3,218,487
Mediaset SpA	546,805	852,492
Mediobanca SpA	409,666	1,432,888
Pirelli & C SpA	210,206	2,093,524
Prysmian SpA	178,844	2,537,085
Saipem SpA	234,665	9,168,832
Snam Rete Gas SpA	1,301,101	5,263,504
Telecom Italia SpA	7,818,778	6,460,453
Terna SpA	1,082,545	3,622,257
UniCredit SpA	3,322,449	10,251,147
Unione di Banche Italiane SCPA	636,324	1,769,903
TOTAL ITALY		143,229,833
Japan - 21.4%
ABC-Mart, Inc.	22,100	833,276
Advantest Corp.	117,990	1,595,427
Aeon Co. Ltd.	491,300	5,953,530
Aeon Credit Service Co. Ltd. (d)	69,400	1,121,635
Aeon Mall Co. Ltd.	64,300	1,258,176
Air Water, Inc.	117,000	1,348,094
Aisin Seiki Co. Ltd.	164,900	5,136,440
Ajinomoto Co., Inc.	532,866	7,184,695
Alfresa Holdings Corp.	33,700	1,631,718
All Nippon Airways Ltd.	612,000	1,672,627
Amada Co. Ltd.	303,000	1,750,571
Aozora Bank Ltd.	487,000	1,029,338
Asahi Glass Co. Ltd.	858,677	5,757,980
Asahi Group Holdings	312,603	6,674,922
Asahi Kasei Corp.	1,047,727	5,658,455
Asics Corp.	125,300	1,333,107
Astellas Pharma, Inc.	362,000	14,215,565
Bank of Kyoto Ltd.	262,000	1,909,972
Bank of Yokohama Ltd.	1,008,084	4,517,631
Benesse Holdings, Inc.	54,900	2,470,514
Bridgestone Corp.	542,679	11,573,295
Brother Industries Ltd.	196,000	2,140,993
Canon, Inc.	937,844	37,421,378
Casio Computer Co. Ltd. (d)	198,100	1,151,344
Central Japan Railway Co.	1,236	10,054,136
Common Stocks - continued
	Shares	Value
Japan - continued
Chiba Bank Ltd.	639,674	$ 3,600,579
Chiyoda Corp.	136,000	1,607,549
Chubu Electric Power Co., Inc.	570,564	8,739,937
Chugai Pharmaceutical Co. Ltd.	188,925	3,406,787
Chugoku Electric Power Co., Inc.(THE)	242,000	3,816,562
Citizen Holdings Co. Ltd.	222,566	1,279,767
Coca-Cola West Co. Ltd.	47,600	799,066
Cosmo Oil Co. Ltd.	473,000	1,194,215
Credit Saison Co. Ltd.	119,252	2,274,326
Dai Nippon Printing Co. Ltd.	464,242	3,505,019
Dai-ichi Mutual Life Insurance Co.	7,396	7,383,940
Daicel Chemical Industries Ltd.	240,000	1,361,964
Daido Steel Co. Ltd.	236,000	1,417,710
Daihatsu Motor Co. Ltd.	161,000	2,763,290
Daiichi Sankyo Kabushiki Kaisha	555,470	8,933,754
Daikin Industries Ltd.	189,394	4,865,845
Dainippon Sumitomo Pharma Co. Ltd.	141,800	1,354,945
Daito Trust Construction Co. Ltd.	58,863	5,182,108
Daiwa House Industry Co. Ltd.	402,184	5,124,932
Daiwa Securities Group, Inc.	1,418,985	4,472,708
DeNA Co. Ltd.	80,000	1,667,765
Denki Kagaku Kogyo KK	363,358	1,215,128
Denso Corp.	404,838	12,174,035
Dentsu, Inc.	146,200	4,090,435
East Japan Railway Co.	280,300	16,666,157
Eisai Co. Ltd.	210,478	8,583,270
Electric Power Development Co. Ltd.	97,280	2,517,179
FamilyMart Co. Ltd.	54,000	2,451,018
Fanuc Corp.	159,172	27,353,173
Fast Retailing Co. Ltd.	44,400	9,888,483
Fuji Electric Co. Ltd.	487,153	1,129,661
Fuji Heavy Industries Ltd.	487,000	3,728,268
Fujifilm Holdings Corp.	381,605	7,131,248
Fujitsu Ltd.	1,567,075	6,843,351
Fukuoka Financial Group, Inc.	626,300	2,306,080
Furukawa Electric Co. Ltd.	533,790	1,141,394
Fyushu Electric Power Co., Inc.	352,270	4,287,480
GREE, Inc. (d)	76,000	1,217,106
GS Yuasa Corp. (d)	301,000	1,282,409
Gunma Bank Ltd.	320,663	1,417,669
Hakuhodo DY Holdings, Inc.	17,940	1,121,954
Hamamatsu Photonics KK	53,700	1,872,490
Hankyu Hanshin Holdings, Inc.	975,000	4,728,178
Hino Motors Ltd.	228,000	1,510,391
Hirose Electric Co. Ltd.	27,198	2,488,572
Hisamitsu Pharmaceutical Co., Inc.	50,700	2,233,334
Hitachi Chemical Co. Ltd.	87,300	1,378,151
Hitachi Construction Machinery Co. Ltd. (d)	86,800	1,665,362
Hitachi High-Technologies Corp.	57,700	1,280,820
Hitachi Ltd.	3,747,271	21,392,316
Hitachi Metals Ltd.	143,000	1,660,394

	Shares	Value
Hokkaido Electric Power Co., Inc.	151,000	$ 1,895,306
Hokuriku Electric Power Co., Inc.	137,700	2,139,400
Honda Motor Co. Ltd.	1,352,560	42,995,564
Hoya Corp.	365,916	7,833,053
Ibiden Co. Ltd.	100,500	1,766,295
Idemitsu Kosan Co. Ltd.	17,400	1,573,246
INPEX Corp.	1,789	10,327,980
Isetan Mitsukoshi Holdings Ltd.	301,987	3,034,240
Ishikawajima-Harima Heavy Industries Co. Ltd.	1,095,185	2,244,515
Isuzu Motors Ltd.	984,000	5,243,721
Itochu Corp.	1,245,986	13,628,292
ITOCHU Techno-Solutions Corp.	23,600	1,093,226
Iyo Bank Ltd.	194,000	1,458,635
J Front Retailing Co. Ltd.	424,800	1,990,568
Japan Petroleum Exploration Co. Ltd.	28,300	1,094,396
Japan Prime Realty Investment Corp.	544	1,553,830
Japan Real Estate Investment Corp.	465	4,103,016
Japan Retail Fund Investment Corp.	1,497	2,357,770
Japan Steel Works Ltd.	257,000	1,349,057
Japan Tobacco, Inc.	3,724	20,721,397
JFE Holdings, Inc.	380,875	6,154,078
JGC Corp.	174,117	4,770,236
Joyo Bank Ltd.	529,941	2,189,242
JS Group Corp.	228,259	4,177,385
JSR Corp.	141,716	2,443,503
JTEKT Corp.	185,700	1,801,481
Jupiter Telecommunications Co.	1,847	1,891,557
JX Holdings, Inc.	1,867,868	9,469,889
Kajima Corp.	690,317	1,804,443
Kamigumi Co. Ltd.	210,663	1,634,908
Kaneka Corp.	216,559	1,191,429
Kansai Electric Power Co., Inc.	643,936	9,319,910
Kansai Paint Co. Ltd.	187,000	1,787,622
Kao Corp.	432,750	11,178,033
Kawasaki Heavy Industries Ltd.	1,171,945	3,096,229
Kawasaki Kisen Kaisha Ltd. (d)	657,000	1,206,760
KDDI Corp.	2,257	13,936,372
Keihin Electric Express Railway Co. Ltd.	378,061	3,302,793
Keio Corp.	466,410	3,206,099
Keisei Electric Railway Co.	224,000	1,741,381
Keyence Corp.	37,862	8,553,513
Kikkoman Corp.	135,849	1,609,583
Kinden Corp.	102,000	655,273
Kintetsu Corp. (d)	1,317,100	4,587,237
Kirin Holdings Co. Ltd.	745,256	8,554,111
Kobe Steel Ltd.	2,026,000	2,422,023
Koito Manufacturing Co. Ltd.	79,000	1,032,607
Komatsu Ltd.	782,045	18,667,276
Konami Corp.	78,100	1,643,603
Konica Minolta Holdings, Inc.	394,500	2,819,257
Kubota Corp.	910,864	7,785,313
Kuraray Co. Ltd.	279,386	3,550,790
Kurita Water Industries Ltd.	89,300	1,955,455
Common Stocks - continued
	Shares	Value
Japan - continued
Kyocera Corp.	126,302	$ 10,414,556
Kyowa Hakko Kirin Co., Ltd.	210,689	2,071,291
Lawson, Inc. (d)	50,516	3,538,867
Mabuchi Motor Co. Ltd.	20,821	801,587
Makita Corp.	91,700	3,107,890
Marubeni Corp.	1,382,244	8,824,230
Marui Group Co. Ltd.	181,649	1,280,127
Maruichi Steel Tube Ltd.	41,800	870,014
Mazda Motor Corp. (a)	2,163,000	2,744,546
McDonald's Holdings Co. (Japan) Ltd.	48,900	1,426,741
Medipal Holdings Corp.	118,000	1,494,816
Meiji Holdings Co. Ltd.	54,229	2,257,344
Miraca Holdings, Inc.	44,500	1,699,109
Mitsubishi Chemical Holdings Corp.	1,097,275	4,831,981
Mitsubishi Corp.	1,164,802	22,728,610
Mitsubishi Electric Corp.	1,604,106	12,573,573
Mitsubishi Estate Co. Ltd.	1,031,723	15,989,121
Mitsubishi Gas Chemical Co., Inc.	312,867	1,816,140
Mitsubishi Heavy Industries Ltd.	2,496,256	10,073,802
Mitsubishi Logistics Corp.	99,000	973,956
Mitsubishi Materials Corp.	936,937	2,551,296
Mitsubishi Motors Corp. of Japan (a)	3,161,000	3,099,419
Mitsubishi Tanabe Pharma Corp.	187,500	2,467,368
Mitsubishi UFJ Financial Group, Inc.	10,561,530	45,581,173
Mitsubishi UFJ Lease & Finance Co. Ltd.	47,720	1,786,608
Mitsui & Co. Ltd.	1,448,823	20,363,179
Mitsui Chemicals, Inc.	650,683	1,648,947
Mitsui Fudosan Co. Ltd.	694,677	11,543,137
Mitsui OSK Lines Ltd.	939,285	3,300,095
Mizuho Financial Group, Inc.	19,001,000	27,761,702
MS&AD Insurance Group Holdings, Inc.	468,484	7,172,194
Murata Manufacturing Co. Ltd.	167,854	8,683,360
Nabtesco Corp.	82,300	1,836,599
Namco Bandai Holdings, Inc.	159,150	1,931,022
NEC Corp. (a)	2,115,951	3,042,277
Nexon Co. Ltd.	107,000	1,688,059
NGK Insulators Ltd.	209,309	2,170,677
NGK Spark Plug Co. Ltd.	135,000	1,726,721
NHK Spring Co. Ltd.	132,900	1,404,303
Nidec Corp.	89,842	7,315,592
Nikon Corp.	287,438	7,968,848
Nintendo Co. Ltd.	89,296	10,337,526
Nippon Building Fund, Inc.	491	4,477,033
Nippon Electric Glass Co. Ltd.	328,000	2,040,951
Nippon Express Co. Ltd.	687,546	2,684,947
Nippon Meat Packers, Inc.	139,740	1,667,559
Nippon Paper Group, Inc. (d)	76,700	1,181,627
Nippon Steel Corp.	4,180,661	9,354,678
Nippon Telegraph & Telephone Corp.	362,600	15,611,643
Nippon Yusen KK	1,256,578	3,351,280
Nishi-Nippon City Bank Ltd.	502,000	1,139,935
Nissan Motor Co. Ltd.	2,045,348	19,671,250

	Shares	Value
Nisshin Seifun Group, Inc.	152,090	$ 1,694,462
Nisshin Steel Co. Ltd.	565,000	697,504
Nissin Food Holdings Co. Ltd.	45,823	1,673,911
Nitori Holdings Co. Ltd.	32,050	2,894,918
Nitto Denko Corp.	137,194	5,536,950
NKSJ Holdings, Inc.	312,903	5,735,784
NOK Corp.	83,600	1,748,700
Nomura Holdings, Inc.	3,021,747	9,895,970
Nomura Real Estate Holdings, Inc.	73,400	1,143,958
Nomura Real Estate Office Fund, Inc.	213	1,186,573
Nomura Research Institute Ltd.	84,700	1,827,287
NSK Ltd.	357,576	2,192,943
NTN Corp.	398,611	1,291,156
NTT Data Corp.	1,028	2,947,814
NTT DoCoMo, Inc.	12,581	20,071,002
NTT Urban Development Co.	844	607,510
Obayashi Corp.	548,704	2,125,978
Odakyu Electric Railway Co. Ltd.	517,000	4,689,472
Oji Paper Co. Ltd.	700,352	2,646,326
Olympus Corp.	179,929	2,882,099
Omron Corp.	162,960	3,214,186
Ono Pharmaceutical Co. Ltd.	66,500	3,752,292
Oracle Corp. Japan	31,300	1,140,728
Oriental Land Co. Ltd.	42,256	4,609,773
ORIX Corp.	85,388	7,367,277
Osaka Gas Co. Ltd.	1,538,525	6,027,043
Otsuka Corp.	13,500	1,073,499
Otsuka Holdings Co. Ltd.	301,600	9,478,766
Panasonic Corp.	1,836,373	12,088,787
Rakuten, Inc.	5,876	6,281,790
Resona Holdings, Inc.	1,529,800	5,754,519
Ricoh Co. Ltd. (d)	566,770	4,104,939
Rinnai Corp.	27,200	1,756,479
ROHM Co. Ltd.	81,344	2,941,907
Sankyo Co. Ltd. (Gunma)	43,100	2,074,540
Sanrio Co. Ltd. (d)	36,000	1,163,702
Santen Pharmaceutical Co. Ltd.	58,500	2,121,102
SBI Holdings, Inc. Japan	20,126	1,306,478
Secom Co. Ltd.	172,067	7,596,784
Sega Sammy Holdings, Inc.	176,500	3,135,590
Seiko Epson Corp. (d)	106,600	1,078,519
Sekisui Chemical Co. Ltd.	350,293	2,985,998
Sekisui House Ltd.	464,467	3,916,796
Seven & i Holdings Co., Ltd.	626,300	18,831,701
Seven Bank Ltd.	488,000	1,087,632
Sharp Corp.	800,675	4,178,974
Shikoku Electric Power Co., Inc.	149,300	3,506,102
Shimadzu Corp.	210,000	1,748,708
Shimamura Co. Ltd.	18,300	2,074,247
SHIMANO, Inc.	61,100	3,705,195
SHIMIZU Corp.	472,416	1,567,675
Shin-Etsu Chemical Co., Ltd.	337,962	17,327,182
Shinsei Bank Ltd.	1,073,000	1,132,598
Shionogi & Co. Ltd.	235,891	2,971,015
Common Stocks - continued
	Shares	Value
Japan - continued
Shiseido Co. Ltd.	299,350	$ 4,705,933
Shizuoka Bank Ltd.	506,274	4,936,292
Showa Denko KK	1,227,336	2,438,380
Showa Shell Sekiyu KK	150,800	892,978
SMC Corp.	44,771	7,338,396
Softbank Corp.	734,130	22,918,869
Sojitz Corp.	1,019,700	1,609,159
Sony Corp.	834,585	11,058,709
Sony Financial Holdings, Inc.	132,700	1,898,125
Square Enix Holdings Co. Ltd.	51,100	805,563
Stanley Electric Co. Ltd.	124,225	1,714,310
Sumco Corp. (a)	92,300	774,450
Sumitomo Chemical Co. Ltd.	1,269,334	3,986,286
Sumitomo Corp.	925,542	12,408,842
Sumitomo Electric Industries Ltd.	620,606	7,171,577
Sumitomo Heavy Industries Ltd.	461,822	2,038,591
Sumitomo Metal Industries Ltd.	2,799,966	4,518,662
Sumitomo Metal Mining Co. Ltd.	422,065	4,754,188
Sumitomo Mitsui Financial Group, Inc.	1,107,500	32,268,747
Sumitomo Mitsui Trust Holdings, Inc.	2,517,722	6,334,353
Sumitomo Realty & Development Co. Ltd.	294,000	6,153,142
Sumitomo Rubber Industries Ltd.	136,500	1,647,193
Suzuken Co. Ltd.	59,860	1,860,962
Suzuki Motor Corp.	286,400	5,935,956
Sysmex Corp.	58,400	2,394,320
T&D Holdings, Inc.	492,500	4,685,269
Taiheiyo Cement Corp.	996,000	2,018,099
Taisei Corp.	862,594	2,100,310
Taisho Pharmaceutical Holdings Co. Ltd.	31,557	2,354,681
Taiyo Nippon Sanso Corp.	203,000	1,225,384
Takashimaya Co. Ltd.	239,000	1,683,438
Takeda Pharmaceutical Co. Ltd.	650,642	27,193,330
TDK Corp.	101,025	4,350,813
Teijin Ltd.	774,341	2,296,746
Terumo Corp.	141,012	5,064,612
The Chugoku Bank Ltd.	143,000	1,690,617
The Hachijuni Bank Ltd.	362,000	1,730,085
The Suruga Bank Ltd.	176,000	1,614,279
THK Co. Ltd.	100,900	1,906,769
Tobu Railway Co. Ltd.	829,297	4,063,214
Toho Co. Ltd.	92,654	1,474,143
Toho Gas Co. Ltd.	344,000	1,948,994
Tohoku Electric Power Co., Inc.	380,590	3,494,861
Tokio Marine Holdings, Inc.	590,800	12,826,911
Tokyo Electric Power Co. (a)	1,168,418	2,354,932
Tokyo Electron Ltd.	143,318	6,447,592
Tokyo Gas Co. Ltd.	2,013,395	9,548,913
Tokyu Corp.	922,954	4,098,740
Tokyu Land Corp.	342,000	1,508,020
TonenGeneral Sekiyu KK	234,856	2,137,124
Toppan Printing Co. Ltd.	440,013	2,677,946
Toray Industries, Inc.	1,213,883	8,102,932

	Shares	Value
Toshiba Corp.	3,301,880	$ 12,372,467
Tosoh Corp.	421,816	1,066,399
Toto Ltd.	243,185	1,646,447
Toyo Seikan Kaisha Ltd.	124,100	1,401,392
Toyo Suisan Kaisha Ltd.	71,000	1,816,220
Toyoda Gosei Co. Ltd.	56,800	1,098,172
Toyota Boshoku Corp.	55,500	592,023
Toyota Industries Corp.	147,886	3,898,589
Toyota Motor Corp.	2,287,851	87,921,651
Toyota Tsusho Corp.	174,800	3,218,997
Trend Micro, Inc.	85,800	2,347,389
Tsumura & Co.	52,800	1,161,906
Ube Industries Ltd.	844,605	1,935,383
Unicharm Corp.	94,380	5,099,690
Ushio, Inc.	80,600	895,822
USS Co. Ltd.	17,940	1,817,289
West Japan Railway Co.	142,400	5,585,408
Yahoo! Japan Corp.	11,652	3,386,832
Yakult Honsha Co. Ltd. (d)	78,166	2,723,349
Yamada Denki Co. Ltd.	67,285	3,368,418
Yamaguchi Financial Group, Inc.	163,000	1,305,466
Yamaha Corp.	125,043	1,067,781
Yamaha Motor Co. Ltd.	230,200	2,278,826
Yamato Holdings Co. Ltd.	323,232	5,020,072
Yamato Kogyo Co. Ltd.	39,700	1,074,338
Yamazaki Baking Co. Ltd.	95,000	1,316,653
Yaskawa Electric Corp.	174,000	1,300,713
Yokogawa Electric Corp.	190,400	1,606,134
TOTAL JAPAN		1,649,604,700
Luxembourg - 0.4%
ArcelorMittal SA (Netherlands)	776,534	10,780,138
Millicom International Cellular SA (depository receipt)	51,657	4,429,557
SES SA FDR (France) unit	247,161	5,534,364
Subsea 7 SA	232,387	4,593,999
Tenaris SA	396,241	6,358,952
TOTAL LUXEMBOURG		31,697,010
Malta - 0.0%
BGP Holdings PLC (a)	5,796,476	72
Mauritius - 0.0%
Golden Agri-Resources Ltd.	5,598,680	2,824,105
Netherlands - 2.6%
AEGON NV	1,419,004	5,990,407
Akzo Nobel NV	198,483	9,067,120
ASML Holding NV (Netherlands)	355,061	16,267,789
Corio NV	54,621	2,263,440
Delta Lloyd NV	83,533	1,034,239
European Aeronautic Defence and Space Co. EADS NV	338,349	11,350,385
Fugro NV (Certificaten Van Aandelen) unit	56,893	3,271,093
Common Stocks - continued
	Shares	Value
Netherlands - continued
Gemalto NV	64,600	$ 4,121,612
Heineken Holding NV (A Shares)	93,571	3,785,620
Heineken NV (Bearer)	190,278	9,068,522
ING Groep NV (Certificaten Van Aandelen) (a)	3,173,870	18,363,708
Koninklijke Ahold NV	880,148	10,342,748
Koninklijke Boskalis Westminster NV	59,403	1,772,474
Koninklijke KPN NV (d)	1,235,661	11,685,940
Koninklijke Philips Electronics NV	875,148	15,505,026
QIAGEN NV (a)	191,319	3,081,812
Randstad Holding NV	96,168	2,601,696
Reed Elsevier NV	557,435	5,795,203
Royal DSM NV	129,440	6,164,967
SBM Offshore NV	141,961	1,852,100
STMicroelectronics NV	519,313	2,655,833
TNT Express NV	270,797	3,011,735
Unilever NV (Certificaten Van Aandelen) (Bearer)	1,353,688	42,526,493
Vopak NV	60,474	3,563,022
Wolters Kluwer NV (Certificaten Van Aandelen)	250,894	3,643,936
TOTAL NETHERLANDS		198,786,920
New Zealand - 0.1%
Auckland International Airport Ltd.	746,760	1,449,103
Contact Energy Ltd.	268,622	987,876
Fletcher Building Ltd.	582,734	2,762,243
Sky City Entertainment Group Ltd.	557,243	1,494,980
Telecom Corp. of New Zealand Ltd.	1,520,309	2,961,749
TOTAL NEW ZEALAND		9,655,951
Norway - 0.7%
Aker Solutions ASA	130,953	1,730,749
DnB NOR ASA	843,002	7,635,159
Gjensidige Forsikring ASA	168,569	1,802,384
Norsk Hydro ASA	771,313	3,211,534
Orkla ASA (A Shares)	618,294	4,191,164
StatoilHydro ASA	924,669	20,952,573
Telenor ASA	592,436	8,673,574
Yara International ASA	158,182	5,998,168
TOTAL NORWAY		54,195,305
Portugal - 0.2%
Banco Espirito Santo SA (Reg.) (a)	1,744,203	984,292
Cimpor-Cimentos de Portugal SGPS SA	163,860	1,120,330
Energias de Portugal SA	1,581,927	3,285,194
Galp Energia SGPS SA Class B	181,449	2,158,692
Jeronimo Martins SGPS SA	174,636	3,100,700
Portugal Telecom SGPS SA (Reg.) (d)	520,490	1,965,311
TOTAL PORTUGAL		12,614,519
Singapore - 1.7%
Ascendas Real Estate Investment Trust	1,480,183	2,354,784
CapitaLand Ltd.	2,101,437	4,142,209

	Shares	Value
CapitaMall Trust	1,936,200	$ 2,727,148
CapitaMalls Asia Ltd.	1,109,000	1,213,480
City Developments Ltd.	401,000	3,096,345
ComfortDelgro Corp. Ltd.	1,529,784	1,745,136
Cosco Corp. Singapore Ltd.	929,000	731,752
DBS Group Holdings Ltd.	1,520,911	15,603,324
Fraser & Neave Ltd.	763,150	3,790,284
Global Logistic Properties Ltd.	1,517,000	2,448,673
Hutchison Port Holdings Trust	4,580,000	3,274,700
Jardine Cycle & Carriage Ltd.	90,267	2,950,525
Keppel Corp. Ltd.	1,182,400	9,157,498
Keppel Land Ltd.	596,000	1,322,800
Neptune Orient Lines Ltd.	1,052,750	870,075
Olam International Ltd.	1,164,700	1,504,909
Oversea-Chinese Banking Corp. Ltd.	2,167,793	14,063,906
SembCorp Industries Ltd.	839,130	3,145,272
SembCorp Marine Ltd.	695,800	2,413,647
Singapore Airlines Ltd.	427,425	3,449,651
Singapore Exchange Ltd.	717,000	3,444,226
Singapore Press Holdings Ltd.	1,256,021	3,684,432
Singapore Technologies Engineering Ltd.	1,225,161	2,814,276
Singapore Telecommunications Ltd.	6,596,827	15,870,063
StarHub Ltd.	501,000	1,259,693
United Overseas Bank Ltd.	1,055,829	14,494,502
UOL Group Ltd.	382,984	1,307,721
Wilmar International Ltd.	1,615,000	4,587,071
Yangzijiang Shipbuilding Holdings Ltd.	1,683,000	1,351,781
TOTAL SINGAPORE		128,819,883
Spain - 2.3%
Abertis Infraestructuras SA	309,894	3,953,018
Acerinox SA	79,322	789,843
Actividades de Construccion y Servicios SA (ACS) (d)	112,095	1,871,302
Amadeus IT Holding SA Class A	253,876	4,661,233
Banco Bilbao Vizcaya Argentaria SA	3,949,913	22,561,186
Banco de Sabadell SA (d)	1,771,647	2,900,078
Banco Popular Espanol SA (d)	851,774	1,721,511
Banco Santander SA (Spain)	7,732,812	41,192,233
Bankia SA (d)	698,556	902,101
Cintra Concesiones de Infrastructuras de Transporte SA	331,714	3,148,496
Criteria CaixaCorp SA (d)	660,808	1,653,416
Criteria CaixaCorp SA rights 6/15/12 (a)(d)	660,808	43,566
Distribuidora Internacional de Alimentacion SA	545,084	2,389,972
Enagas SA	151,456	2,367,632
Gas Natural SDG SA	278,508	3,027,084
Gas Natural SDG SA rights 6/13/12 (a)	278,508	161,442
Grifols SA (a)(d)	132,271	3,002,551
Grupo Acciona SA	20,633	1,089,191
Iberdrola SA	3,175,062	12,089,170
Inditex SA	177,995	14,724,828
Common Stocks - continued
	Shares	Value
Spain - continued
International Consolidated Airlines Group SA CDI (a)	781,207	$ 1,676,640
MAPFRE SA (Reg.)	647,428	1,257,408
Red Electrica Corporacion SA	88,836	3,290,123
Repsol YPF SA	658,692	9,888,685
Telefonica SA	3,320,949	36,966,188
Telefonica SA rights 6/1/12 (a)	3,380,949	988,322
Zardoya Otis SA	118,140	1,304,894
TOTAL SPAIN		179,622,113
Sweden - 2.9%
Alfa Laval AB	271,007	4,481,253
ASSA ABLOY AB (B Shares)	261,729	6,817,628
Atlas Copco AB:
(A Shares)	563,777	11,418,245
(B Shares)	313,958	5,657,696
Boliden AB	233,547	2,995,561
Electrolux AB (B Shares)	222,944	4,247,853
Elekta AB (B Shares)	75,000	3,607,238
Getinge AB (B Shares)	162,614	4,058,362
H&M Hennes & Mauritz AB (B Shares)	790,771	23,546,968
Hexagon AB (B Shares)	205,827	3,660,386
Holmen AB (B Shares)	42,486	1,089,552
Husqvarna AB (B Shares)	388,141	1,805,583
Industrivarden AB Series C	92,632	1,133,060
Investment AB Kinnevik	168,184	2,960,843
Investor AB (B Shares)	369,877	6,480,216
Lundin Petroleum AB (a)	183,500	3,251,839
Modern Times Group MTG AB (B Shares)	39,453	1,594,335
Nordea Bank AB	2,172,884	16,156,481
Ratos AB (B Shares)	158,838	1,408,842
Sandvik AB	817,775	10,241,707
Scania AB (B Shares)	255,963	4,078,637
Securitas AB (B Shares)	258,383	1,893,544
Skandinaviska Enskilda Banken AB (A Shares)	1,173,991	6,534,436
Skanska AB (B Shares)	329,711	4,391,808
SKF AB (B Shares)	328,480	6,512,235
SSAB Svenskt Stal AB (A Shares) (d)	135,516	1,047,932
Svenska Cellulosa AB (SCA) (B Shares)	483,732	6,905,338
Svenska Handelsbanken AB (A Shares)	403,884	11,331,862
Swedbank AB (A Shares)	673,094	9,619,753
Swedish Match Co. AB	176,001	6,670,048
Tele2 AB (B Shares)	258,470	3,844,775
Telefonaktiebolaget LM Ericsson (B Shares)	2,491,114	21,207,570
TeliaSonera AB	1,820,331	11,117,298
Volvo AB (B Shares)	1,176,739	13,280,048
TOTAL SWEDEN		225,048,932
Switzerland - 8.4%
ABB Ltd. (Reg.)	1,812,778	28,598,303
Actelion Ltd.	93,651	3,549,994

	Shares	Value
Adecco SA (Reg.)	109,330	$ 4,270,407
Aryzta AG	75,307	3,399,411
Baloise Holdings AG	42,547	2,635,492
Banque Cantonale Vaudoise (Bearer)	4,000	2,044,577
Barry Callebaut AG	1,450	1,284,565
Compagnie Financiere Richemont SA Series A	437,580	25,079,607
Credit Suisse Group	989,430	18,911,037
GAM Holding Ltd.	169,667	1,790,891
Geberit AG (Reg.)	35,036	6,815,421
Givaudan SA	7,026	6,533,261
Holcim Ltd. (Reg.)	190,669	10,223,527
Julius Baer Group Ltd.	172,991	5,464,634
Kuehne & Nagel International AG	47,305	5,043,395
Lindt & Spruengli AG	95	3,292,789
Lindt & Spruengli AG (participation certificate)	786	2,279,855
Lonza Group AG	42,250	1,506,748
Nestle SA	2,748,646	155,970,394
Novartis AG	1,910,435	99,529,354
Pargesa Holding SA	25,862	1,418,546
Partners Group Holding AG	11,200	1,858,897
Roche Holding AG (participation certificate)	582,817	91,210,735
Schindler Holding AG:
(participation certificate)	43,314	4,806,782
(Reg.)	19,170	2,137,359
SGS SA (Reg.)	4,763	8,617,596
Sika AG (Bearer)	1,692	3,070,443
Sonova Holding AG Class B	41,021	3,861,350
Straumann Holding AG	6,716	1,034,337
Sulzer AG (Reg.)	20,843	2,498,471
Swatch Group AG:
(Bearer)	24,722	9,561,838
(Reg.)	35,941	2,399,493
Swiss Life Holding AG	26,421	2,127,114
Swiss Prime Site AG	40,050	3,195,424
Swiss Re Ltd.	290,138	16,812,450
Swisscom AG	19,927	7,251,582
Syngenta AG (Switzerland)	80,417	25,901,786
Transocean Ltd. (Switzerland)	285,408	11,553,895
UBS AG	3,026,759	34,368,212
Zurich Financial Services AG	122,865	25,255,271
TOTAL SWITZERLAND		647,165,243
United Kingdom - 21.8%
3I Group PLC	790,618	2,136,667
Aberdeen Asset Management PLC	750,400	2,819,413
Admiral Group PLC	164,130	2,630,547
Aggreko PLC	219,169	7,451,617
AMEC PLC	269,611	4,037,532
Anglo American PLC (United Kingdom)	1,094,874	33,371,809
Antofagasta PLC	325,754	5,050,785
ARM Holdings PLC	1,125,681	8,808,017
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Associated British Foods PLC	287,129	$ 5,262,145
AstraZeneca PLC (United Kingdom)	1,093,364	44,166,567
Aviva PLC	2,363,412	9,592,275
Babcock International Group PLC	300,438	3,945,385
BAE Systems PLC	2,702,510	11,419,813
Balfour Beatty PLC	535,142	2,251,292
Barclays PLC	9,561,633	26,233,449
BG Group PLC	2,818,431	54,314,138
BHP Billiton PLC	1,740,919	45,620,499
BP PLC	15,746,821	95,724,869
British American Tobacco PLC (United Kingdom)	1,628,707	76,981,651
British Land Co. PLC	686,503	5,126,579
British Sky Broadcasting Group PLC	946,846	10,073,300
BT Group PLC	6,436,438	20,476,770
Bunzl PLC	266,917	4,215,099
Burberry Group PLC	365,904	7,742,384
Capita Group PLC	535,952	5,114,010
Capital Shopping Centres Group PLC	450,008	2,149,241
Carnival PLC	148,860	4,798,534
Centrica PLC	4,273,829	20,415,110
Cobham PLC	884,912	3,059,066
Compass Group PLC	1,568,834	15,416,256
Croda International PLC	118,400	4,101,565
Diageo PLC	2,075,124	49,442,515
Eurasian Natural Resources Corp. PLC	198,850	1,300,556
Evraz PLC	293,200	1,341,904
Fresnillo PLC	148,712	3,099,157
G4S PLC (United Kingdom)	1,165,347	4,970,572
GKN PLC	1,316,034	3,734,594
GlaxoSmithKline PLC	4,173,763	92,486,667
Hammerson PLC	572,593	3,690,217
HSBC Holdings PLC (United Kingdom)	14,941,410	117,854,514
ICAP PLC	444,246	2,338,709
IMI PLC	266,600	3,654,018
Imperial Tobacco Group PLC	830,823	30,056,139
Inmarsat PLC	348,656	2,311,829
InterContinental Hotel Group PLC	232,965	5,479,937
International Power PLC	1,252,250	8,008,435
Intertek Group PLC	132,533	5,417,834
Invensys PLC	628,501	2,132,022
Investec PLC	441,182	2,276,178
ITV PLC	3,027,511	3,418,336
J Sainsbury PLC	1,019,617	4,538,195
Johnson Matthey PLC	178,429	6,007,236
Kazakhmys PLC	179,153	1,844,093
Kingfisher PLC	1,971,736	8,604,790
Land Securities Group PLC	654,327	7,169,974
Legal & General Group PLC	4,838,162	8,267,889
Lloyds Banking Group PLC (a)	33,713,382	13,270,444
London Stock Exchange Group PLC	139,225	2,154,996
Lonmin PLC (d)	136,156	1,481,606

	Shares	Value
Man Group PLC	1,564,544	$ 1,767,662
Marks & Spencer Group PLC	1,323,550	6,784,145
Meggitt PLC	641,400	3,746,814
National Grid PLC	2,935,078	29,438,111
Next PLC	141,023	6,595,071
Old Mutual PLC	3,990,554	8,744,189
Pearson PLC	675,834	11,880,735
Prudential PLC	2,097,895	22,022,649
Reckitt Benckiser Group PLC	546,513	29,082,498
Reed Elsevier PLC	1,004,315	7,423,924
Rexam PLC	706,467	4,400,595
Rio Tinto PLC	1,133,894	48,784,081
Rolls-Royce Group PLC	1,550,858	19,715,937
Royal & Sun Alliance Insurance Group PLC	3,059,525	4,675,328
Royal Bank of Scotland Group PLC (a)	16,515,249	5,118,740
Royal Dutch Shell PLC:
Class A (Netherlands)	54,296	1,683,664
Class A (United Kingdom)	2,987,737	92,867,202
Class B (United Kingdom)	2,207,964	70,973,014
SABMiller PLC	788,217	29,131,030
Sage Group PLC	1,123,305	4,453,264
Schroders PLC	90,581	1,672,351
Scottish & Southern Energy PLC	785,062	16,036,668
Segro PLC	581,913	1,916,979
Serco Group PLC	413,152	3,352,089
Severn Trent PLC	193,432	5,138,758
Smith & Nephew PLC	746,739	6,986,131
Smiths Group PLC	311,943	4,819,726
Standard Chartered PLC (United Kingdom)	1,981,630	40,124,201
Standard Life PLC	1,930,276	6,114,814
Tate & Lyle PLC	378,822	3,930,123
Tesco PLC	6,631,508	30,948,467
The Weir Group PLC (d)	169,523	4,055,682
TUI Travel PLC	417,156	1,060,856
Tullow Oil PLC	752,600	16,592,824
Unilever PLC	1,063,656	33,469,734
United Utilities Group PLC	560,070	5,680,718
Vedanta Resources PLC	98,910	1,423,352
Vodafone Group PLC	41,532,477	110,766,446
Whitbread PLC	149,577	4,310,854
WM Morrison Supermarkets PLC	1,946,319	8,300,480
Xstrata PLC	1,711,495	24,448,092
TOTAL UNITED KINGDOM		1,681,297,738
United States of America - 0.1%
Synthes, Inc.	58,757	9,605,987
TOTAL COMMON STOCKS (Cost $9,382,742,602)		7,447,814,573
Nonconvertible Preferred Stocks - 0.8%
	Shares	Value
France - 0.2%
Air Liquide SA (a)	154,389	$ 16,798,387
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	42,156	2,167,571
Henkel AG & Co. KGaA	150,973	9,862,849
Hugo Boss AG (non-vtg.)	17,350	1,694,075
Porsche Automobil Holding SE (Germany)	124,413	6,409,689
ProSiebenSat.1 Media AG	64,324	1,357,389
RWE AG (non-vtg.)	33,986	1,135,817
Volkswagen AG	120,163	19,279,974
TOTAL GERMANY		41,907,364
Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	4,892,596	3,342,177
United Kingdom - 0.0%
Rolls-Royce Group PLC Class C	164,390,948	253,359
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $56,522,379)		62,301,287
Government Obligations - 0.2%
Principal Amount
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.14% 6/7/12 to 11/1/12 (e) (Cost $16,995,662)	$ 17,000,000	16,996,736
Money Market Funds - 3.4%
	Shares
Fidelity Cash Central Fund, 0.17% (b)	111,932,449	111,932,449
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	145,242,605	145,242,605
TOTAL MONEY MARKET FUNDS (Cost $257,175,054)		257,175,054
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $9,713,435,697)	7,784,287,650
NET OTHER ASSETS (LIABILITIES) - (1.1)%	(83,657,616)
NET ASSETS - 100%	$ 7,700,630,034
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
109 CAC 40 Index Contracts (France)	June 2012	$ 4,043,355	$ (88,647)
65 CME Nikkei 225 Index Contracts (Japan)	June 2012	3,519,174	(55,198)
21 DAX 100 Index Contracts (Germany)	June 2012	4,050,125	(343,006)
1,689 Euro Stoxx 50 Index Contracts	June 2012	43,961,841	(6,357,510)
653 FTSE 100 Index Contracts (United Kingdom)	June 2012	53,223,654	(4,614,655)
16 FTSE MIB Index Contracts (Italy)	June 2012	1,272,705	(253,876)
54 Hang Seng 100 Index Contracts (Hong Kong)	June 2012	6,446,006	41,560
10 IBEX 35 Index Contracts (Spain)	June 2012	749,294	(445)
91 MSCI Index Contracts (Singapore)	June 2012	4,495,623	5,039
516 OMX Stockholm 30 Index Contracts (Sweden)	June 2012	6,918,356	(250,548)
194 SFE SPI 200 Index Contracts (Australia)	June 2012	19,242,420	(965,967)
493 TSE TOPIX Index Contracts	June 2012	45,109,877	(6,322,703)
TOTAL EQUITY INDEX CONTRACTS		$ 193,032,430	$ (19,205,956)

The face value of futures purchased as a percentage of net assets is 2.6%
Forward Foreign Currency Contracts
	Settlement Dates	Value	Unrealized Appreciation/ (Depreciation)
Contracts to Buy
19,700,000 AUD	June 2012	$ 19,160,987	$ (1,292,936)
43,700,000 EUR	June 2012	54,038,204	(3,369,801)
34,500,000 GBP	June 2012	53,167,125	(1,704,782)
3,780,000,000 JPY	June 2012	48,242,288	1,259,814
51,600,000 SEK	June 2012	7,098,861	(500,209)
		$ 181,707,465	$ (5,607,914)
(Payable Amount $187,315,379)
The value of contracts to buy as a percentage of net assets - 2.3%
Currency Abbreviations
AUD	-	Australian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
SEK	-	Swedish krona
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,769,175.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 44,910
Fidelity Securities Lending Cash Central Fund	1,591,496
Total	$ 1,636,406
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 810,066,125	$ 56,589,018	$ 753,477,107	$ -
Consumer Staples	900,004,113	67,204,712	832,799,401	-
Energy	625,655,151	43,850,137	581,805,014	-
Financials	1,631,743,041	515,261,542	1,116,481,419	80
Health Care	759,549,671	25,318,206	734,231,465	-
Industrials	959,872,977	98,911,221	860,961,756	-
Information Technology	347,742,436	5,633,986	342,108,450	-
Materials	740,791,974	80,110,307	660,681,667	-
Telecommunication Services	413,501,725	34,743,733	378,757,992	-
Utilities	321,188,647	43,008,613	278,180,034	-
Government Obligations	16,996,736	-	16,996,736	-
Money Market Funds	257,175,054	257,175,054	-	-
Total Investments in Securities:	$ 7,784,287,650	$ 1,227,806,529	$ 6,556,481,041	$ 80
Derivative Instruments:
Assets
Forward Foreign Currency Contracts	$ 1,259,814	$ -	$ 1,259,814	$ -
Futures Contracts	46,599	46,599	-	-
Total Assets	$ 1,306,413	$ 46,599	$ 1,259,814	$ -
Liabilities
Forward Foreign Currency Contracts	$ (6,867,728)	$ -	$ (6,867,728)	$ -
Futures Contracts	(19,252,555)	(19,252,555)	-	-
Total Liabilities	$ (26,120,283)	$ (19,252,555)	$ (6,867,728)	$ -
Total Derivative Instruments:	$ (24,813,870)	$ (19,205,956)	$ (5,607,914)	$ -
Transfers from Level 1 to Level 2 during the period were $4,696,243,292.
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 85
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(5)
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 80
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (5)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $9,739,236,434. Net unrealized depreciation aggregated $1,954,948,784, of which $828,370,088 related to appreciated investment securities and $2,783,318,872 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service and are categorized as Level 2 in the hierarchy. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® Total Market Index Fund

May 31, 2012

1.816022.107

STI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
CONSUMER DISCRETIONARY - 12.1%
Auto Components - 0.4%
Allison Transmission Holdings, Inc.	15,669	$ 289,406
American Axle & Manufacturing Holdings, Inc. (a)(d)	49,377	457,231
Amerigon, Inc. (a)(d)	22,586	270,580
BorgWarner, Inc. (a)(d)	92,940	6,668,445
Cooper Tire & Rubber Co.	41,865	648,070
Dana Holding Corp.	106,956	1,424,654
Dorman Products, Inc. (a)(d)	12,598	606,468
Drew Industries, Inc. (a)(d)	13,918	369,523
Exide Technologies (a)(d)	48,227	111,887
Federal-Mogul Corp. Class A (a)	43,356	484,287
Fuel Systems Solutions, Inc. (a)(d)	13,525	202,875
Gentex Corp. (d)	109,863	2,449,945
Johnson Controls, Inc.	577,531	17,406,784
Lear Corp.	77,108	3,072,754
Modine Manufacturing Co. (a)	32,309	209,362
Motorcar Parts of America, Inc. (a)	7,628	32,953
Quantum Fuel Systems Technologies Worldwide, Inc. (a)(d)	7,089	4,395
Spartan Motors, Inc.	44,931	202,190
Standard Motor Products, Inc.	17,952	242,532
Stoneridge, Inc. (a)	17,302	121,979
Strattec Security Corp.	672	13,521
Superior Industries International, Inc. (d)	24,943	418,793
Tenneco, Inc. (a)(d)	46,714	1,268,285
The Goodyear Tire & Rubber Co. (a)(d)	174,336	1,821,811
Tower International, Inc. (a)	4,070	51,526
TRW Automotive Holdings Corp. (a)	77,357	2,983,659
UQM Technologies, Inc. (a)(d)	20,640	23,323
Visteon Corp. (a)	38,157	1,526,280
WABCO Holdings, Inc. (a)	48,843	2,528,114
		45,911,632
Automobiles - 0.5%
Ford Motor Co.	3,166,539	33,438,652
General Motors Co. (a)	522,227	11,593,439
Harley-Davidson, Inc.	180,425	8,692,877
Tesla Motors, Inc. (a)(d)	44,292	1,306,614
Thor Industries, Inc. (d)	34,954	1,074,836
Winnebago Industries, Inc. (a)(d)	22,867	204,888
		56,311,306
Distributors - 0.1%
Core-Mark Holding Co., Inc.	6,212	270,160
Genuine Parts Co.	144,858	9,126,054
LKQ Corp. (a)(d)	122,446	4,461,932
Pool Corp.	41,433	1,531,778
VOXX International Corp. (a)	18,073	178,200
Weyco Group, Inc.	1,992	46,533
		15,614,657

	Shares	Value
Diversified Consumer Services - 0.2%
American Public Education, Inc. (a)(d)	16,975	$ 482,599
Apollo Group, Inc. Class A (non-vtg.) (a)	116,843	3,717,944
Ascent Capital Group, Inc. (a)(d)	16,905	885,484
Bridgepoint Education, Inc. (a)(d)	11,294	221,249
Capella Education Co. (a)(d)	13,812	424,167
Career Education Corp. (a)	44,821	293,129
Carriage Services, Inc.	4,102	30,027
Coinstar, Inc. (a)(d)	21,619	1,328,055
Collectors Universe, Inc.	4,772	66,474
Corinthian Colleges, Inc. (a)	84,173	230,634
DeVry, Inc.	60,163	1,644,255
Education Management Corp. (a)(d)	26,671	208,567
Grand Canyon Education, Inc. (a)	21,711	393,403
H&R Block, Inc.	269,674	4,117,922
Hillenbrand, Inc.	60,464	1,134,909
ITT Educational Services, Inc. (a)(d)	27,454	1,562,133
K12, Inc. (a)(d)	24,400	534,848
Learning Tree International, Inc. (a)	3,285	13,403
Lincoln Educational Services Corp.	15,671	90,892
Mac-Gray Corp.	7,087	87,808
Matthews International Corp. Class A (d)	31,601	951,822
National American University Holdings, Inc.	5,378	20,974
Regis Corp. (d)	37,626	688,932
School Specialty, Inc. (a)(d)	13,358	40,208
Service Corp. International (d)	236,136	2,703,757
Sotheby's Class A (Ltd. vtg.)	59,342	1,809,931
Steiner Leisure Ltd. (a)	10,649	488,044
Stewart Enterprises, Inc. Class A (d)	55,722	343,805
Strayer Education, Inc. (d)	14,558	1,308,036
Universal Technical Institute, Inc. (d)	29,419	358,618
Weight Watchers International, Inc.	17,409	987,787
		27,169,816
Hotels, Restaurants & Leisure - 2.2%
AFC Enterprises, Inc. (a)	18,286	390,589
Ambassadors Group, Inc.	24,177	121,127
Ameristar Casinos, Inc.	18,903	353,486
Bally Technologies, Inc. (a)	46,562	2,167,461
Benihana, Inc. (d)	2,149	34,620
Biglari Holdings, Inc. (a)	607	237,628
BJ's Restaurants, Inc. (a)(d)	21,746	952,257
Bluegreen Corp. (a)	11,189	56,504
Bob Evans Farms, Inc.	27,901	1,131,107
Boyd Gaming Corp. (a)(d)	49,786	379,369
Bravo Brio Restaurant Group, Inc. (a)	12,451	204,445
Brinker International, Inc. (d)	62,217	2,010,231
Buffalo Wild Wings, Inc. (a)(d)	13,815	1,175,795
Caesars Entertainment Corp.	1,145	13,900
Caribou Coffee Co., Inc. (a)(d)	18,083	215,188
Carnival Corp. unit	368,341	11,820,063
Carrols Restaurant Group, Inc. (a)	6,381	38,924
CEC Entertainment, Inc.	20,553	718,533
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Chipotle Mexican Grill, Inc. (a)(d)	25,375	$ 10,481,651
Choice Hotels International, Inc. (d)	44,031	1,602,288
Churchill Downs, Inc. (d)	10,397	623,820
Cosi, Inc. (a)(d)	46,943	39,902
Cosi, Inc. rights 6/30/12 (a)	46,943	4,091
Cracker Barrel Old Country Store, Inc. (d)	18,601	1,139,683
Darden Restaurants, Inc. (d)	97,411	5,039,071
Denny's Corp. (a)(d)	71,197	306,859
DineEquity, Inc. (a)	12,829	615,792
Domino's Pizza, Inc.	66,862	2,053,332
Dover Downs Gaming & Entertainment, Inc.	1,508	4,403
Dover Motorsports, Inc. (a)	9,993	12,291
Dunkin' Brands Group, Inc.	63,908	2,075,093
Einstein Noah Restaurant Group, Inc.	3,797	65,081
Empire Resorts, Inc. (a)	4,429	8,947
Famous Dave's of America, Inc. (a)	2,311	23,919
Fiesta Restaurant Group, Inc. (a)	6,381	77,848
Frisch's Restaurants, Inc.	500	13,915
Gaylord Entertainment Co. (a)(d)	27,271	1,034,934
Hyatt Hotels Corp. Class A (a)	51,855	1,918,116
Ignite Restaurant Group, Inc. (a)	4,841	86,557
International Game Technology	268,403	3,838,163
International Speedway Corp. Class A	20,854	501,330
Interval Leisure Group, Inc.	29,497	491,125
Isle of Capri Casinos, Inc. (a)(d)	20,657	110,515
Jack in the Box, Inc. (a)(d)	42,139	1,089,293
Jamba, Inc. (a)(d)	95,683	181,798
Kona Grill, Inc. (a)	4,029	31,265
Krispy Kreme Doughnuts, Inc. (a)	47,141	296,517
Lakes Entertainment, Inc. (a)	2,872	8,243
Las Vegas Sands Corp.	318,298	14,699,002
Life Time Fitness, Inc. (a)(d)	28,392	1,216,881
Luby's, Inc. (a)(d)	14,614	74,678
Marcus Corp. (d)	22,859	304,710
Marriott International, Inc. Class A	237,684	9,200,748
Marriott Vacations Worldwide Corp.	23,385	661,796
McDonald's Corp.	851,729	76,093,469
MGM Mirage, Inc. (a)(d)	263,498	2,853,683
Monarch Casino & Resort, Inc. (a)	4,802	44,515
Morgans Hotel Group Co. (a)	27,678	124,274
MTR Gaming Group, Inc. (a)	5,748	28,625
Multimedia Games Holdng Co., Inc. (a)	20,726	261,355
Orient Express Hotels Ltd. Class A (a)(d)	63,690	537,544
P.F. Chang's China Bistro, Inc.	18,729	960,236
Panera Bread Co. Class A (a)(d)	26,570	3,904,462
Papa John's International, Inc. (a)	19,260	895,975
Peet's Coffee & Tea, Inc. (a)(d)	16,486	982,236
Penn National Gaming, Inc. (a)(d)	50,336	2,312,939
Pinnacle Entertainment, Inc. (a)	61,922	605,597

	Shares	Value
Premier Exhibitions, Inc. (a)(d)	1,375	$ 3,204
Red Lion Hotels Corp. (a)	3,129	26,503
Red Robin Gourmet Burgers, Inc. (a)(d)	21,139	676,448
Rick's Cabaret International, Inc. (a)(d)	5,726	44,720
Royal Caribbean Cruises Ltd. (d)	102,343	2,410,178
Ruby Tuesday, Inc. (a)(d)	44,363	318,526
Ruth's Hospitality Group, Inc. (a)(d)	33,916	222,489
Scientific Games Corp. Class A (a)	45,645	389,808
Shuffle Master, Inc. (a)(d)	42,130	668,182
Six Flags Entertainment Corp.	40,264	1,837,246
Sonic Corp. (a)(d)	98,965	844,171
Speedway Motorsports, Inc.	7,569	124,661
Starbucks Corp.	643,429	35,317,818
Starwood Hotels & Resorts Worldwide, Inc.	164,349	8,685,845
Texas Roadhouse, Inc. Class A	57,171	1,039,369
The Cheesecake Factory, Inc. (a)(d)	39,940	1,295,654
Town Sports International Holdings, Inc. (a)	13,107	153,483
Vail Resorts, Inc. (d)	24,951	1,084,620
Wendy's Co.	250,660	1,150,529
WMS Industries, Inc. (a)	38,370	787,736
Wyndham Worldwide Corp.	137,748	6,859,850
Wynn Resorts Ltd.	66,160	6,817,126
Yum! Brands, Inc.	384,166	27,029,920
		269,347,880
Household Durables - 0.4%
American Greetings Corp. Class A (d)	30,155	423,075
Bassett Furniture Industries, Inc.	1,947	18,263
Beazer Homes USA, Inc. (a)(d)	81,716	213,279
Blyth, Inc.	8,019	599,180
Brookfield Residential Properties, Inc. (a)	18,869	200,766
Cavco Industries, Inc. (a)(d)	9,813	413,618
Cobra Electronics Corp. (a)	1,032	4,603
CSS Industries, Inc.	16,118	306,887
D.R. Horton, Inc. (d)	195,548	3,246,097
Dixie Group, Inc. (a)	2,977	10,539
Emerson Radio Corp. (a)	23,724	48,634
Ethan Allen Interiors, Inc.	19,507	439,103
Flexsteel Industries, Inc.	2,547	51,220
Furniture Brands International, Inc. (a)	57,083	66,216
Garmin Ltd.	86,587	3,719,778
Harman International Industries, Inc.	71,938	2,821,408
Helen of Troy Ltd. (a)	25,644	807,273
Hooker Furniture Corp.	13,495	148,175
Hovnanian Enterprises, Inc. Class A (a)(d)	261,523	489,048
iRobot Corp. (a)	21,633	458,187
Jarden Corp.	66,002	2,682,981
KB Home (d)	56,985	413,141
Kid Brands, Inc. (a)	16,651	38,131
Koss Corp.	2,669	14,333
La-Z-Boy, Inc. (a)(d)	34,909	492,566
Leggett & Platt, Inc.	100,406	2,087,441
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Lennar Corp. Class A (d)	117,705	$ 3,212,169
Libbey, Inc. (a)(d)	16,641	240,795
Lifetime Brands, Inc.	2,385	26,760
M.D.C. Holdings, Inc.	26,306	755,508
M/I Homes, Inc. (a)(d)	24,871	373,562
Meritage Homes Corp. (a)(d)	46,552	1,397,026
Mohawk Industries, Inc. (a)	39,595	2,696,420
Newell Rubbermaid, Inc.	216,340	3,980,656
NVR, Inc. (a)(d)	4,152	3,341,530
PulteGroup, Inc. (a)	265,604	2,486,053
Ryland Group, Inc.	32,303	722,295
Sealy Corp., Inc. (a)(d)	70,121	117,803
Skullcandy, Inc. (a)(d)	12,653	166,007
Skyline Corp. (d)	21,741	98,704
Standard Pacific Corp. (a)(d)	98,412	507,806
Stanley Furniture Co., Inc. (a)	5,699	22,226
Tempur-Pedic International, Inc. (a)(d)	67,472	3,117,881
Toll Brothers, Inc. (a)(d)	105,058	2,865,982
Tupperware Brands Corp.	43,005	2,324,420
Universal Electronics, Inc. (a)(d)	14,332	187,749
Whirlpool Corp.	56,428	3,491,765
Zagg, Inc. (a)(d)	21,268	225,653
		52,572,712
Internet & Catalog Retail - 0.9%
1-800-FLOWERS.com, Inc. Class A (a)	24,206	71,650
Amazon.com, Inc. (a)	293,592	62,508,673
Blue Nile, Inc. (a)(d)	11,337	366,072
dELiA*s, Inc. (a)	2,977	4,525
Expedia, Inc.	78,385	3,597,088
Gaiam, Inc. Class A (a)(d)	12,609	50,310
Geeknet, Inc. (a)	2,810	50,721
Groupon, Inc. Class A (a)(d)	60,951	648,519
Hollywood Media Corp. (a)	1,032	1,300
HomeAway, Inc. (d)	22,951	539,349
HSN, Inc.	29,532	1,148,795
Liberty Media Corp. Interactive Series A (a)	513,952	8,613,836
Netflix, Inc. (a)(d)	44,526	2,824,729
NutriSystem, Inc. (d)	26,922	275,951
Orbitz Worldwide, Inc. (a)	31,286	114,194
Overstock.com, Inc. (a)(d)	14,467	96,206
PetMed Express, Inc.	32,292	368,452
Priceline.com, Inc. (a)	42,498	26,582,074
Shutterfly, Inc. (a)(d)	21,444	591,211
TripAdvisor, Inc. (a)	75,256	3,226,977
U.S. Auto Parts Network, Inc. (a)	5,048	20,646
ValueVision Media, Inc. Class A (a)(d)	18,644	32,441
Vitacost.com, Inc. (a)	15,384	118,303
		111,852,022

	Shares	Value
Leisure Equipment & Products - 0.2%
Arctic Cat, Inc. (a)(d)	18,718	$ 676,843
Black Diamond, Inc. (a)	20,004	180,036
Brunswick Corp. (d)	68,451	1,499,077
Callaway Golf Co.	77,147	425,851
Hasbro, Inc.	86,466	3,062,626
JAKKS Pacific, Inc.	23,770	439,507
Johnson Outdoors, Inc. Class A (a)	3,505	63,756
Leapfrog Enterprises, Inc. Class A (a)(d)	33,741	351,581
Marine Products Corp.	11,741	61,288
Mattel, Inc.	298,569	9,294,453
Meade Instruments Corp. (a)	112	404
Nautilus, Inc. (a)	5,159	15,477
Polaris Industries, Inc.	56,100	4,261,917
Smith & Wesson Holding Corp. (a)	91,237	614,937
Steinway Musical Instruments, Inc. (a)	4,620	103,719
Sturm, Ruger & Co., Inc. (d)	24,417	951,530
Summer Infant, Inc. (a)	32,605	99,119
		22,102,121
Media - 3.1%
A.H. Belo Corp. Class A	22,177	88,708
AMC Networks, Inc. Class A	47,269	1,824,111
Arbitron, Inc.	37,846	1,265,570
Ballantyne of Omaha, Inc. (a)	17,964	115,509
Belo Corp. Series A	87,121	503,559
Cablevision Systems Corp. - NY Group Class A	252,827	2,892,341
Carmike Cinemas, Inc. (a)	21,753	307,587
CBS Corp. Class B	541,798	17,294,192
Charter Communications, Inc. Class A (a)	31,792	1,993,358
Cinemark Holdings, Inc.	62,073	1,431,403
Clear Channel Outdoor Holding, Inc. Class A	41,131	259,125
Comcast Corp. Class A	2,316,716	66,976,260
Crown Media Holdings, Inc. Class A (a)(d)	24,979	36,719
Cumulus Media, Inc. Class A (a)(d)	68,791	192,615
Dex One Corp. (a)	62,269	59,778
Digital Cinema Destinations Co.	1,935	12,771
Digital Domain Media Group, Inc. (d)	2,000	14,680
Digital Generation, Inc. (a)(d)	26,444	251,482
DIRECTV (a)	565,133	25,120,162
Discovery Communications, Inc. (a)(d)	207,237	10,382,574
DISH Network Corp. Class A	161,315	4,523,273
DreamWorks Animation SKG, Inc. Class A (a)(d)	47,533	845,612
E.W. Scripps Co. Class A (a)	24,274	218,223
Emmis Communications Corp. Class A (a)	7,973	11,720
Entercom Communications Corp. Class A (a)(d)	21,235	104,689
Entravision Communication Corp. Class A (d)	63,982	85,736
Fisher Communications, Inc. (a)	2,670	76,469
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Gannett Co., Inc.	170,648	$ 2,228,663
Gray Television, Inc. (a)	7,475	10,390
Harris Interactive, Inc. (a)	5,389	6,305
Harte-Hanks, Inc.	45,482	383,868
Insignia Systems, Inc.	5,038	9,421
Interpublic Group of Companies, Inc.	356,851	3,707,682
John Wiley & Sons, Inc. Class A	36,984	1,682,772
Journal Communications, Inc. Class A (a)(d)	23,068	97,808
Knology, Inc. (a)	52,466	1,023,612
Lamar Advertising Co. Class A (a)(d)	69,336	1,706,359
Liberty Global, Inc. Class A (a)	233,612	10,792,874
Liberty Media Corp. Capital Series A (a)	90,172	7,643,880
LIN TV Corp. Class A (a)	36,007	103,700
Live Nation Entertainment, Inc. (a)(d)	134,515	1,257,715
LodgeNet Entertainment Corp. (a)(d)	35,253	54,642
Madison Square Garden Co. Class A (a)	41,476	1,554,935
Martha Stewart Living Omnimedia, Inc. Class A	39,255	117,372
McGraw-Hill Companies, Inc.	231,759	10,053,705
Media General, Inc. Class A (a)(d)	21,745	76,760
Meredith Corp. (d)	34,788	1,029,377
Morningstar, Inc.	20,110	1,124,953
National CineMedia, Inc.	40,280	543,377
Navarre Corp. (a)	5,954	9,407
New Frontier Media, Inc. (a)	5,133	8,880
News Corp. Class A (d)	1,883,772	36,168,422
Nexstar Broadcasting Group, Inc. Class A (a)	2,664	17,662
Omnicom Group, Inc.	239,102	11,400,383
Outdoor Channel Holdings, Inc.	3,578	23,543
Pandora Media, Inc. (d)	47,948	514,962
Radio One, Inc. Class D (non-vtg.) (a)(d)	32,336	32,659
ReachLocal, Inc. (a)	5,194	52,407
Regal Entertainment Group Class A	55,158	758,423
Rentrak Corp. (a)(d)	4,521	73,240
Saga Communications, Inc. Class A (a)	201	7,015
Salem Communications Corp. Class A	1,732	8,331
Scholastic Corp.	17,229	464,322
Scripps Networks Interactive, Inc. Class A	68,328	3,742,325
Sinclair Broadcast Group, Inc. Class A	37,417	304,574
Sirius XM Radio, Inc. (a)(d)	2,910,962	5,501,718
Spanish Broadcasting System, Inc. Class A (a)	698	2,150
SuperMedia, Inc. (a)(d)	19,383	50,202
The McClatchy Co. Class A (a)(d)	49,260	107,879
The New York Times Co. Class A (a)(d)	86,508	575,278
The Walt Disney Co.	1,391,461	63,603,682
Time Warner Cable, Inc.	256,081	19,308,507
Time Warner, Inc.	871,038	30,024,680
Valassis Communications, Inc. (a)(d)	33,863	674,212
Viacom, Inc. Class B (non-vtg.)	427,454	20,402,379

	Shares	Value
Virgin Media, Inc. (d)	267,613	$ 5,895,514
Washington Post Co. Class B (d)	3,968	1,384,118
World Wrestling Entertainment, Inc. Class A (d)	44,310	349,163
		383,564,433
Multiline Retail - 0.8%
Big Lots, Inc. (a)	53,063	1,950,065
Dillard's, Inc. Class A (d)	32,687	2,197,874
Dollar General Corp. (a)	110,800	5,419,228
Dollar Tree, Inc. (a)	110,986	11,451,535
Family Dollar Stores, Inc.	100,910	6,836,653
Fred's, Inc. Class A (d)	41,012	563,915
Gordmans Stores, Inc. (a)	10,233	182,250
JCPenney Co., Inc. (d)	118,332	3,103,848
Kohl's Corp.	200,844	9,202,672
Macy's, Inc.	332,815	12,663,611
Nordstrom, Inc.	125,044	5,923,334
Saks, Inc. (a)(d)	100,086	986,848
Sears Holdings Corp. (a)(d)	33,901	1,674,709
Target Corp.	496,894	28,775,132
The Bon-Ton Stores, Inc. (d)	35,903	188,850
Tuesday Morning Corp. (a)	26,882	112,367
		91,232,891
Specialty Retail - 2.5%
Aarons, Inc. Class A	52,315	1,388,963
Abercrombie & Fitch Co. Class A	96,410	3,233,591
Advance Auto Parts, Inc. (d)	56,386	4,112,795
Aeropostale, Inc. (a)	70,783	1,309,486
America's Car Mart, Inc. (a)	10,422	449,709
American Eagle Outfitters, Inc.	183,756	3,548,328
ANN, Inc. (a)	46,918	1,261,625
Asbury Automotive Group, Inc. (a)(d)	22,455	600,222
Ascena Retail Group, Inc. (a)	90,780	1,718,465
AutoNation, Inc. (a)(d)	53,370	1,922,387
AutoZone, Inc. (a)	27,692	10,530,160
Barnes & Noble, Inc. (a)(d)	41,457	681,139
bebe Stores, Inc.	66,951	427,147
Bed Bath & Beyond, Inc. (a)	201,404	14,551,439
Best Buy Co., Inc.	235,565	4,409,777
Big 5 Sporting Goods Corp.	16,237	105,703
Body Central Corp. (a)	23,522	344,597
Books-A-Million, Inc. (a)(d)	4,414	14,037
Brown Shoe Co., Inc.	39,452	469,084
Build-A-Bear Workshop, Inc. (a)	4,049	18,382
Cabela's, Inc. Class A (a)(d)	35,549	1,256,302
Cache, Inc. (a)	2,880	14,170
CarMax, Inc. (a)(d)	168,519	4,753,921
Casual Male Retail Group, Inc. (a)(d)	42,389	129,286
Charming Shoppes, Inc. (a)(d)	68,622	503,685
Chico's FAS, Inc.	126,827	1,852,942
Christopher & Banks Corp.	18,173	21,808
Citi Trends, Inc. (a)(d)	14,433	199,464
Coldwater Creek, Inc. (a)	52,942	43,942
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Collective Brands, Inc. (a)	44,911	$ 955,257
Conn's, Inc. (a)	7,800	136,422
Cost Plus, Inc. (a)(d)	9,618	212,558
Destination Maternity Corp.	9,860	192,270
Dick's Sporting Goods, Inc.	70,000	3,255,000
DSW, Inc. Class A	22,246	1,327,641
Express, Inc. (a)	55,952	1,035,112
Finish Line, Inc. Class A	36,835	759,538
Foot Locker, Inc.	110,785	3,516,316
Francescas Holdings Corp. (a)	49,606	1,163,757
GameStop Corp. Class A (d)	106,346	2,039,716
Gap, Inc.	272,728	7,227,292
Genesco, Inc. (a)(d)	19,944	1,326,276
GNC Holdings, Inc.	62,217	2,397,221
Group 1 Automotive, Inc.	17,193	900,225
Guess?, Inc.	45,871	1,222,003
Haverty Furniture Companies, Inc.	22,550	273,757
hhgregg, Inc. (a)(d)	15,184	163,228
Hibbett Sports, Inc. (a)(d)	22,731	1,273,618
Home Depot, Inc.	1,262,198	62,276,849
Hot Topic, Inc. (d)	51,429	509,661
Jos. A. Bank Clothiers, Inc. (a)(d)	18,868	836,984
Kirkland's, Inc. (a)	10,699	115,977
Limited Brands, Inc.	212,274	9,416,475
Lithia Motors, Inc. Class A (sub. vtg.) (d)	20,666	504,664
Lowe's Companies, Inc.	1,040,035	27,789,735
Lumber Liquidators Holdings, Inc. (a)(d)	21,619	628,897
MarineMax, Inc. (a)(d)	10,125	97,605
Mattress Firm Holding Corp. (d)	2,927	100,191
Monro Muffler Brake, Inc.	28,456	961,528
New York & Co., Inc. (a)	19,427	68,577
O'Reilly Automotive, Inc. (a)	100,461	9,623,159
Office Depot, Inc. (a)(d)	201,295	432,784
OfficeMax, Inc. (a)(d)	139,141	677,617
Pacific Sunwear of California, Inc. (a)(d)	60,120	85,972
Penske Automotive Group, Inc.	33,321	819,030
Perfumania Holdings, Inc. (a)	876	6,833
PetSmart, Inc.	105,988	6,829,867
Pier 1 Imports, Inc. (d)	84,654	1,379,860
RadioShack Corp. (d)	82,121	381,041
Rent-A-Center, Inc.	45,857	1,544,005
Ross Stores, Inc.	181,478	11,474,854
rue21, Inc. (a)(d)	10,092	267,236
Sally Beauty Holdings, Inc. (a)	128,102	3,385,736
Select Comfort Corp. (a)(d)	50,428	1,379,710
Shoe Carnival, Inc. (a)(d)	5,358	113,482
Signet Jewelers Ltd.	64,202	2,803,059
Sonic Automotive, Inc. Class A (sub. vtg.)	32,657	486,263
Stage Stores, Inc.	23,252	399,702
Staples, Inc. (d)	579,064	7,608,901
Stein Mart, Inc. (a)	16,975	122,899

	Shares	Value
Systemax, Inc. (a)(d)	6,560	$ 79,770
Talbots, Inc. (a)(d)	34,649	84,544
Teavana Holdings, Inc. (a)(d)	5,562	73,863
The Buckle, Inc. (d)	18,518	724,795
The Cato Corp. Class A (sub. vtg.)	30,985	889,270
The Children's Place Retail Stores, Inc. (a)(d)	18,479	849,480
The Men's Wearhouse, Inc.	67,855	2,442,101
The Pep Boys - Manny, Moe & Jack (d)	127,595	1,184,082
Tiffany & Co., Inc. (d)	117,916	6,531,367
Tilly's, Inc. (a)	6,806	110,802
TJX Companies, Inc.	659,685	28,010,225
Tractor Supply Co.	58,000	5,298,300
Trans World Entertainment Corp. (a)	2,977	9,020
Ulta Salon, Cosmetics & Fragrance, Inc.	46,434	4,149,807
Urban Outfitters, Inc. (a)(d)	92,367	2,583,505
Vitamin Shoppe, Inc. (a)(d)	18,626	922,360
West Marine, Inc. (a)	3,285	34,230
Wet Seal, Inc. Class A (a)(d)	66,930	190,081
Williams-Sonoma, Inc.	84,343	2,944,414
Winmark Corp.	391	20,007
Zale Corp. (a)(d)	22,527	52,713
Zumiez, Inc. (a)	17,893	658,283
		300,221,935
Textiles, Apparel & Luxury Goods - 0.8%
American Apparel, Inc. (a)(d)	29,392	25,277
Carter's, Inc. (a)(d)	38,101	2,054,787
Cherokee, Inc.	20,319	245,657
Coach, Inc.	237,106	15,992,800
Columbia Sportswear Co.	9,939	477,967
Crocs, Inc. (a)(d)	69,757	1,179,591
Culp, Inc. (a)	7,038	68,128
Deckers Outdoor Corp. (a)(d)	36,096	2,009,464
Delta Apparel, Inc. (a)(d)	1,905	26,994
Fifth & Pacific Companies, Inc. (a)	79,525	951,914
Fossil, Inc. (a)	40,759	2,981,928
G-III Apparel Group Ltd. (a)(d)	9,815	242,529
Hallwood Group, Inc. (a)	605	4,973
Hanesbrands, Inc. (a)(d)	68,808	1,916,991
Iconix Brand Group, Inc. (a)(d)	52,215	782,181
Joe's Jeans, Inc. (a)	32,503	32,503
K-Swiss, Inc. Class A (a)(d)	23,242	69,494
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	13,384	202,098
Lacrosse Footwear, Inc.	810	8,829
Maidenform Brands, Inc. (a)(d)	18,000	347,400
Michael Kors Holdings Ltd.	41,224	1,623,401
Movado Group, Inc. (d)	12,323	341,347
NIKE, Inc. Class B	319,602	34,574,544
Oxford Industries, Inc.	8,687	400,036
Perry Ellis International, Inc. (a)(d)	7,954	149,615
PVH Corp.	48,205	3,904,605
Quiksilver, Inc. (a)(d)	80,002	220,006
R.G. Barry Corp.	3,640	46,810
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Ralph Lauren Corp.	50,007	$ 7,441,042
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)(d)	26,486	449,997
Steven Madden Ltd. (a)(d)	32,649	1,323,590
Superior Uniform Group, Inc.	859	10,110
The Jones Group, Inc.	62,712	604,544
True Religion Apparel, Inc.	28,057	822,912
Tumi Holdings, Inc.	16,160	278,760
Under Armour, Inc. Class A (sub. vtg.) (a)	27,400	2,760,002
Unifi, Inc. (a)	18,843	207,838
Vera Bradley, Inc. (a)(d)	16,362	357,837
VF Corp.	76,370	10,771,225
Warnaco Group, Inc. (a)	50,511	2,248,245
Wolverine World Wide, Inc. (d)	34,429	1,463,577
		99,621,548
TOTAL CONSUMER DISCRETIONARY		1,475,522,953
CONSUMER STAPLES - 9.8%
Beverages - 2.2%
Beam, Inc.	134,223	8,128,545
Boston Beer Co., Inc. Class A (a)(d)	7,731	810,595
Brown-Forman Corp. Class B (non-vtg.)	83,839	7,309,084
Central European Distribution Corp. (a)(d)	104,154	408,284
Coca-Cola Bottling Co. CONSOLIDATED	3,094	189,569
Coca-Cola Enterprises, Inc.	237,534	6,498,930
Constellation Brands, Inc. Class A (sub. vtg.) (a)	160,834	3,102,488
Craft Brew Alliance, Inc. (a)	5,908	46,969
Dr Pepper Snapple Group, Inc.	184,807	7,625,137
Jones Soda Co. (a)(d)	15,000	4,503
MGP Ingredients, Inc.	4,299	14,144
Molson Coors Brewing Co. Class B	130,966	5,035,643
Monster Beverage Corp. (a)	117,204	8,509,010
National Beverage Corp. (a)	7,694	111,255
PepsiCo, Inc.	1,308,022	88,749,293
Primo Water Corp. (a)(d)	8,907	11,045
The Coca-Cola Co.	1,744,642	130,377,097
		266,931,591
Food & Staples Retailing - 2.1%
Andersons, Inc. (d)	16,533	720,012
Arden Group, Inc. Class A	86	7,098
Casey's General Stores, Inc.	29,353	1,662,260
Chefs' Warehouse Holdings (a)	6,997	133,293
Costco Wholesale Corp.	372,142	32,149,347
Crumbs Bake Shop, Inc. (a)	5,760	13,882
CVS Caremark Corp.	1,089,649	48,968,826
Fresh Market, Inc. (a)	21,393	1,243,361
Harris Teeter Supermarkets, Inc.	38,175	1,432,708

	Shares	Value
Ingles Markets, Inc. Class A	19,385	$ 302,600
Kroger Co.	476,839	10,495,226
Nash-Finch Co.	11,468	236,355
Pizza Inn Holdings, Inc. (a)(d)	9,079	22,334
PriceSmart, Inc.	12,950	875,161
Rite Aid Corp. (a)	488,242	634,715
Roundy's, Inc. (d)	8,260	89,125
Safeway, Inc. (d)	256,994	4,888,026
Spartan Stores, Inc.	24,920	417,410
SUPERVALU, Inc. (d)	144,357	652,494
Susser Holdings Corp. (a)	14,504	424,242
Sysco Corp. (d)	529,521	14,778,931
The Pantry, Inc. (a)(d)	24,320	313,971
United Natural Foods, Inc. (a)(d)	43,201	2,190,291
Village Super Market, Inc. Class A	3,352	83,800
Wal-Mart Stores, Inc.	1,464,131	96,369,102
Walgreen Co.	728,124	22,222,344
Weis Markets, Inc.	8,067	352,044
Whole Foods Market, Inc.	132,198	11,714,065
		253,393,023
Food Products - 1.8%
Alico, Inc.	172	4,200
Archer Daniels Midland Co.	508,690	16,217,037
B&G Foods, Inc. Class A (d)	31,304	753,800
Bridgford Foods Corp. (a)	344	3,244
Bunge Ltd. (d)	116,141	6,910,390
Cal-Maine Foods, Inc. (d)	14,807	526,241
Calavo Growers, Inc. (d)	6,680	182,965
Campbell Soup Co. (d)	184,577	5,851,091
Chiquita Brands International, Inc. (a)(d)	30,757	166,703
Coffee Holding Co., Inc.	3,401	26,800
ConAgra Foods, Inc.	341,953	8,600,118
Corn Products International, Inc.	54,809	2,800,192
Darling International, Inc. (a)(d)	84,068	1,177,793
Dean Foods Co. (a)	123,257	1,927,739
Diamond Foods, Inc. (d)	18,346	387,101
Dole Food Co., Inc. (a)(d)	21,106	187,421
Farmer Brothers Co. (a)	3,100	21,204
Flowers Foods, Inc. (d)	97,053	2,137,107
Fresh Del Monte Produce, Inc. (d)	29,950	702,927
General Mills, Inc.	522,786	20,012,248
Green Mountain Coffee Roasters, Inc. (a)(d)	100,000	2,360,000
H.J. Heinz Co. (d)	287,153	15,242,081
Hain Celestial Group, Inc. (a)(d)	37,478	2,079,654
Hormel Foods Corp. (d)	107,713	3,221,696
Imperial Sugar Co. (d)	14,457	91,224
J&J Snack Foods Corp.	10,285	566,395
John B. Sanfilippo & Son, Inc. (a)	2,548	36,921
Kellogg Co.	206,669	10,081,314
Kraft Foods, Inc. Class A	1,506,371	57,648,818
Lancaster Colony Corp.	17,892	1,204,489
McCormick & Co., Inc. (non-vtg.)	101,330	5,710,959
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Mead Johnson Nutrition Co. Class A	173,455	$ 14,004,757
Omega Protein Corp. (a)	32,056	213,814
Pilgrims Pride Corp.	30,519	250,561
Post Holdings, Inc. (a)	19,173	576,532
Ralcorp Holdings, Inc. (a)	47,024	2,988,375
Sanderson Farms, Inc.	16,208	890,468
Sara Lee Corp.	463,545	9,688,091
Seneca Foods Corp. Class A (a)	7,029	153,162
Smart Balance, Inc. (a)	45,561	270,177
Smithfield Foods, Inc. (a)(d)	112,502	2,212,914
Snyders-Lance, Inc.	43,541	1,122,922
The Hershey Co.	144,101	9,634,593
The J.M. Smucker Co.	85,628	6,555,680
Tootsie Roll Industries, Inc. (d)	29,529	659,973
TreeHouse Foods, Inc. (a)(d)	29,752	1,696,162
Tyson Foods, Inc. Class A	218,213	4,226,786
		221,984,839
Household Products - 1.8%
Central Garden & Pet Co. Class A (non-vtg.) (a)	34,714	320,063
Church & Dwight Co., Inc.	119,008	6,335,986
Clorox Co.	100,862	6,939,306
Colgate-Palmolive Co.	385,658	37,910,181
Energizer Holdings, Inc. (a)	53,405	3,893,759
Harbinger Group, Inc. (a)	756	3,599
Kimberly-Clark Corp.	326,509	25,908,489
Oil-Dri Corp. of America	644	12,384
Orchids Paper Products Co.	912	14,838
Procter & Gamble Co.	2,305,350	143,600,252
Spectrum Brands Holdings, Inc. (a)	17,958	619,910
WD-40 Co.	17,410	814,440
		226,373,207
Personal Products - 0.2%
Avon Products, Inc.	410,247	6,789,588
Cyanotech Corp. (a)	2,300	17,158
Elizabeth Arden, Inc. (a)(d)	17,715	610,459
Estee Lauder Companies, Inc. Class A	199,942	10,826,859
Herbalife Ltd.	91,489	4,097,792
Inter Parfums, Inc.	14,485	227,415
Mannatech, Inc. (a)	599	2,995
MediFast, Inc. (a)	10,225	184,664
Nature's Sunshine Products, Inc.	2,859	41,741
Nu Skin Enterprises, Inc. Class A (d)	53,831	2,308,273
Nutraceutical International Corp. (a)	4,799	71,793
Prestige Brands Holdings, Inc. (a)(d)	44,548	611,644
Revlon, Inc. (a)	13,966	207,954
Schiff Nutrition International, Inc. (a)(d)	11,821	198,593
The Female Health Co.	4,862	27,324
USANA Health Sciences, Inc. (a)(d)	12,622	509,929
		26,734,181

	Shares	Value
Tobacco - 1.7%
Alliance One International, Inc. (a)(d)	89,449	$ 256,719
Altria Group, Inc.	1,725,339	55,538,662
Lorillard, Inc.	112,003	13,843,571
Philip Morris International, Inc.	1,442,934	121,942,352
Reynolds American, Inc.	311,872	13,048,724
Star Scientific, Inc. (a)(d)	64,344	249,655
Universal Corp. (d)	28,408	1,283,189
Vector Group Ltd. (d)	25,200	418,320
		206,581,192
TOTAL CONSUMER STAPLES		1,201,998,033
ENERGY - 9.7%
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc. (a)(d)	74,378	2,841,983
Baker Hughes, Inc.	369,173	15,405,589
Basic Energy Services, Inc. (a)(d)	31,153	353,275
Bolt Technology Corp.	5,098	63,062
Bristow Group, Inc.	35,526	1,422,816
C&J Energy Services, Inc. (d)	9,114	162,958
Cal Dive International, Inc. (a)(d)	78,352	201,365
Cameron International Corp. (a)	186,510	8,521,642
Carbo Ceramics, Inc. (d)	15,710	1,278,166
Dawson Geophysical Co. (a)	7,871	178,672
Diamond Offshore Drilling, Inc. (d)	67,074	3,902,365
Dresser-Rand Group, Inc. (a)(d)	57,305	2,514,543
Dril-Quip, Inc. (a)(d)	25,155	1,524,141
ENGlobal Corp. (a)	5,637	10,147
Exterran Holdings, Inc. (a)(d)	43,308	499,774
FMC Technologies, Inc. (a)	197,930	7,964,703
Forbes Energy Services Ltd. (a)	500	2,505
Forum Energy Technologies, Inc.	11,487	246,741
Geokinetics, Inc. (a)(d)	3,794	1,538
Global Geophysical Services, Inc. (a)	18,062	128,060
Gulf Island Fabrication, Inc.	10,744	268,600
Gulfmark Offshore, Inc. Class A (a)	20,706	738,997
Halliburton Co.	737,596	22,172,136
Helix Energy Solutions Group, Inc. (a)(d)	73,132	1,252,751
Helmerich & Payne, Inc.	72,146	3,268,214
Hercules Offshore, Inc. (a)(d)	189,533	627,354
Hornbeck Offshore Services, Inc. (a)(d)	24,578	820,659
ION Geophysical Corp. (a)(d)	95,187	576,833
Key Energy Services, Inc. (a)(d)	103,489	1,025,576
Lufkin Industries, Inc.	23,923	1,374,855
Matrix Service Co. (a)(d)	19,340	200,943
McDermott International, Inc. (a)	178,549	1,812,272
Mitcham Industries, Inc. (a)(d)	23,287	440,124
Nabors Industries Ltd. (a)	221,501	3,001,339
National Oilwell Varco, Inc.	371,052	24,767,721
Natural Gas Services Group, Inc. (a)	21,602	297,676
Newpark Resources, Inc. (a)(d)	85,435	494,669
Noble Corp.	237,885	7,438,664
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Oceaneering International, Inc.	84,562	$ 3,908,456
Oil States International, Inc. (a)(d)	36,506	2,430,204
OYO Geospace Corp. (a)	6,500	603,135
Parker Drilling Co. (a)	122,844	600,707
Patterson-UTI Energy, Inc.	122,546	1,852,896
PHI, Inc. (non-vtg.) (a)(d)	18,377	437,556
Pioneer Drilling Co. (a)	46,756	347,865
RigNet, Inc. (a)	15,376	240,019
Rowan Companies PLC (a)(d)	91,863	2,755,890
RPC, Inc. (d)	65,463	679,506
Schlumberger Ltd.	1,120,433	70,867,387
SEACOR Holdings, Inc. (a)	15,683	1,352,031
Superior Energy Services, Inc. (a)	127,758	2,764,683
Tesco Corp. (a)(d)	25,016	300,692
TETRA Technologies, Inc. (a)(d)	50,020	319,628
TGC Industries, Inc.	2,727	25,552
Tidewater, Inc.	35,470	1,598,988
Union Drilling, Inc. (a)(d)	22,880	105,934
Unit Corp. (a)	34,938	1,390,183
Weatherford International Ltd. (a)	645,319	7,750,281
Willbros Group, Inc. (a)	33,113	189,406
		218,324,427
Oil, Gas & Consumable Fuels - 7.9%
Abraxas Petroleum Corp. (a)(d)	126,005	347,774
Alon USA Energy, Inc.	9,432	79,889
Alpha Natural Resources, Inc. (a)	179,504	1,881,202
Amyris, Inc. (a)(d)	41,172	111,576
Anadarko Petroleum Corp.	424,435	25,890,535
Apache Corp.	329,365	26,803,724
APCO Oil and Gas International, Inc.	5,546	126,282
Approach Resources, Inc. (a)	13,537	379,442
Arch Coal, Inc.	156,559	992,584
ATP Oil & Gas Corp. (a)(d)	52,052	274,835
Barnwell Industries, Inc. (a)	2,847	9,253
Berry Petroleum Co. Class A (d)	38,847	1,511,537
Bill Barrett Corp. (a)(d)	29,806	575,554
Bonanza Creek Energy, Inc.	8,119	138,510
BPZ Energy, Inc. (a)(d)	134,116	414,418
Cabot Oil & Gas Corp.	173,567	5,647,870
Callon Petroleum Co. (a)	31,499	135,761
Carrizo Oil & Gas, Inc. (a)(d)	24,378	538,998
Cheniere Energy, Inc. (a)(d)	150,398	2,111,588
Chesapeake Energy Corp. (d)	554,164	9,365,372
Chevron Corp.	1,666,997	163,882,475
Cimarex Energy Co.	62,545	3,331,772
Clayton Williams Energy, Inc. (a)(d)	7,754	443,064
Clean Energy Fuels Corp. (a)(d)	37,770	514,050
Cloud Peak Energy, Inc. (a)(d)	54,586	844,991
Cobalt International Energy, Inc. (a)(d)	149,851	3,394,125
Comstock Resources, Inc. (a)(d)	32,496	485,815
Concho Resources, Inc. (a)	80,428	7,056,753

	Shares	Value
ConocoPhillips	1,025,753	$ 53,503,276
CONSOL Energy, Inc.	196,571	5,519,714
Contango Oil & Gas Co. (a)(d)	16,222	852,304
Continental Resources, Inc. (a)(d)	57,407	4,182,674
Crimson Exploration, Inc. (a)	12,416	49,292
Crosstex Energy, Inc. (d)	45,920	620,379
CVR Energy, Inc. (a)(d)	13,732	349,342
Delek US Holdings, Inc.	36,764	592,268
Denbury Resources, Inc. (a)	301,228	4,554,567
Devon Energy Corp.	315,237	18,762,906
DHT Holdings, Inc.	59,972	40,721
Double Eagle Petroleum Co. (a)	1,282	5,384
Endeavour International Corp. (a)(d)	23,917	238,931
Energen Corp.	73,288	3,235,665
Energy Partners Ltd. (a)	15,481	244,445
EOG Resources, Inc.	227,128	22,553,810
EQT Corp.	123,622	5,733,588
Evolution Petroleum Corp. (a)	6,950	55,739
EXCO Resources, Inc. (d)	115,116	828,835
Exxon Mobil Corp.	3,993,222	313,987,046
Forest Oil Corp. (a)	81,222	678,204
FX Energy, Inc. (a)(d)	35,252	171,677
Gasco Energy, Inc. (a)	97,844	18,590
Gastar Exploration Ltd. (a)	74,542	134,176
Georesources, Inc. (a)	13,181	470,562
Gevo, Inc. (a)(d)	11,229	68,160
GMX Resources, Inc. (a)(d)	74,770	72,370
Goodrich Petroleum Corp. (a)(d)	33,339	492,417
Green Plains Renewable Energy, Inc. (a)(d)	14,190	100,607
Gulfport Energy Corp. (a)(d)	37,953	701,371
Halcon Resources Corp. (a)(d)	16,164	152,103
Harvest Natural Resources, Inc. (a)(d)	33,266	182,630
Hess Corp.	252,597	11,038,489
HKN, Inc. (a)	104	246
HollyFrontier Corp.	153,818	4,534,555
Houston American Energy Corp. (a)(d)	10,835	16,794
Hyperdynamics Corp. (a)(d)	125,930	95,707
James River Coal Co. (a)(d)	31,067	77,978
Kinder Morgan Holding Co. LLC (d)	394,711	13,495,169
KiOR, Inc. Class A (d)	14,609	132,211
Kodiak Oil & Gas Corp. (a)	305,218	2,475,318
Laredo Petroleum Holdings, Inc.	29,519	621,375
Lucas Energy, Inc. (a)(d)	9,400	13,442
Magellan Petroleum Corp. (a)	35,895	40,202
Magnum Hunter Resources Corp. (d)	135,725	546,972
Magnum Hunter Resources Corp. warrants 10/14/13 (a)(d)	4,197	0
Marathon Oil Corp.	600,885	14,968,045
Marathon Petroleum Corp.	299,496	10,802,821
Matador Resources Co.	10,890	109,445
McMoRan Exploration Co. (a)(d)	160,744	1,564,039
Midstates Petroleum Co., Inc.	20,651	296,135
Miller Energy Resources, Inc. (a)(d)	24,473	98,626
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Murphy Oil Corp.	147,510	$ 6,876,916
Newfield Exploration Co. (a)	99,791	2,989,738
Noble Energy, Inc.	151,272	12,776,433
Northern Oil & Gas, Inc. (a)(d)	45,133	809,235
Oasis Petroleum, Inc. (a)(d)	46,478	1,194,020
Occidental Petroleum Corp.	691,356	54,803,790
Overseas Shipholding Group, Inc. (d)	83,485	911,656
Pacific Ethanol, Inc. (a)(d)	12,492	7,995
Panhandle Royalty Co. Class A	6,335	160,972
Patriot Coal Corp. (a)	69,937	165,751
Peabody Energy Corp.	236,859	5,533,026
Penn Virginia Corp.	41,256	231,859
Petroleum Development Corp. (a)(d)	25,121	624,006
Petroquest Energy, Inc. (a)(d)	70,948	351,193
Phillips 66 (a)	505,537	15,181,276
Pioneer Natural Resources Co. (d)	93,688	9,059,630
Plains Exploration & Production Co. (a)	139,377	4,988,303
QEP Resources, Inc.	129,536	3,409,388
Quicksilver Resources, Inc. (a)(d)	93,566	418,240
Range Resources Corp. (d)	127,578	7,328,080
Recovery Energy, Inc. (a)(d)	5,171	15,772
Renewable Energy Group, Inc.	5,623	39,024
Rentech, Inc. (a)	169,556	318,765
Resolute Energy Corp. (a)	29,689	259,779
Rex American Resources Corp. (a)	3,020	55,628
Rex Energy Corp. (a)	32,188	323,811
Rosetta Resources, Inc. (a)(d)	38,625	1,494,401
Royale Energy, Inc. (a)	5,368	15,299
Sanchez Energy Corp.	7,390	178,469
SandRidge Energy, Inc. (a)(d)	276,761	1,757,432
Saratoga Resources, Inc. (a)	16,554	100,814
SemGroup Corp. Class A (a)	56,834	1,713,545
Ship Finance International Ltd. (NY Shares) (d)	31,210	483,443
SM Energy Co.	62,332	3,371,538
Solazyme, Inc. (d)	17,729	194,310
Southwestern Energy Co. (a)(d)	311,245	8,724,197
Spectra Energy Corp.	542,352	15,570,926
Stone Energy Corp. (a)(d)	34,932	822,998
Sunoco, Inc.	86,582	4,021,734
Swift Energy Co. (a)(d)	28,396	565,364
Synergy Resources Corp. (a)	19,735	53,482
Syntroleum Corp. (a)(d)	150,374	96,254
Targa Resources Corp.	22,682	1,005,720
Teekay Corp.	34,398	926,682
Tengasco, Inc. (a)	12,601	9,665
Tesoro Corp. (a)	104,321	2,307,581
Ultra Petroleum Corp. (a)(d)	143,182	2,651,731
Uranium Energy Corp. (a)(d)	54,945	126,374
Uranium Resources, Inc. (a)(d)	262,828	183,743
US Energy Corp. (a)	13,579	30,553

	Shares	Value
USEC, Inc. (a)(d)	83,065	$ 59,990
Vaalco Energy, Inc. (a)(d)	68,248	582,155
Valero Energy Corp.	483,153	10,194,528
Venoco, Inc. (a)	17,373	162,090
Verenium Corp. (a)	522	1,869
Voyager Oil & Gas, Inc. (a)(d)	29,715	55,567
W&T Offshore, Inc.	37,319	573,593
Warren Resources, Inc. (a)(d)	48,923	105,184
Western Refining, Inc.	40,348	780,330
Westmoreland Coal Co. (a)	9,150	68,442
Whiting Petroleum Corp. (a)	88,208	3,811,468
Williams Companies, Inc.	527,406	16,101,705
World Fuel Services Corp. (d)	59,334	2,225,025
WPX Energy, Inc.	160,792	2,358,819
ZaZa Energy Corp. (a)(d)	19,430	62,370
Zion Oil & Gas, Inc. (a)(d)	8,166	17,394
		969,772,141
TOTAL ENERGY		1,188,096,568
FINANCIALS - 15.3%
Capital Markets - 1.6%
Affiliated Managers Group, Inc. (a)	37,232	3,837,502
Ameriprise Financial, Inc.	181,426	8,693,934
Arlington Asset Investment Corp.	9,211	207,984
Artio Global Investors, Inc. Class A	48,721	148,599
Bank of New York Mellon Corp.	999,914	20,358,249
BGC Partners, Inc. Class A	92,324	550,251
BlackRock, Inc. Class A	89,993	15,370,804
Calamos Asset Management, Inc. Class A	22,184	241,362
Charles Schwab Corp.	880,911	10,976,151
CIFI Corp. (a)	3,896	28,636
Cohen & Steers, Inc. (d)	17,375	562,081
Cowen Group, Inc. Class A (a)(d)	80,174	203,642
Diamond Hill Investment Group, Inc.	308	20,596
Duff & Phelps Corp. Class A	16,165	230,351
E*TRADE Financial Corp. (a)	185,916	1,578,427
Eaton Vance Corp. (non-vtg.)	83,276	2,026,938
Edelman Financial Group, Inc.	24,098	207,002
Epoch Holding Corp.	7,185	165,111
Evercore Partners, Inc. Class A	15,573	384,809
FBR Capital Markets Corp. (a)	45,886	122,057
Federated Investors, Inc. Class B (non-vtg.) (d)	71,651	1,439,469
Financial Engines, Inc. (a)(d)	27,286	572,460
Franklin Resources, Inc.	126,452	13,503,809
FXCM, Inc. Class A	35,893	368,980
GAMCO Investors, Inc. Class A	6,083	252,505
GFI Group, Inc.	69,449	188,901
Gleacher & Co., Inc. (a)	36,175	30,749
Goldman Sachs Group, Inc.	353,233	33,804,398
Greenhill & Co., Inc.	20,317	708,454
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
HFF, Inc. (a)	19,976	$ 261,286
ICG Group, Inc. (a)	32,808	285,430
Institutional Financial Markets, Inc.	6,881	7,982
INTL FCStone, Inc. (a)(d)	15,053	275,169
Invesco Ltd.	393,763	8,564,345
Investment Technology Group, Inc. (a)	30,988	293,766
Janus Capital Group, Inc. (d)	134,316	980,507
Jefferies Group, Inc. (d)	106,987	1,429,346
JMP Group, Inc.	11,989	69,656
KBW, Inc.	24,195	392,201
Knight Capital Group, Inc. Class A (a)(d)	70,305	883,734
Ladenburg Thalmann Financial Services, Inc. (a)	32,105	46,873
Legg Mason, Inc.	154,620	3,935,079
LPL Investment Holdings, Inc.	43,056	1,394,153
Medallion Financial Corp.	4,309	44,469
Morgan Stanley	1,141,742	15,253,673
Northern Trust Corp.	170,578	7,365,558
Oppenheimer Holdings, Inc. Class A (non-vtg.)	6,844	95,953
Penson Worldwide, Inc. (a)(d)	19,665	5,900
Piper Jaffray Companies (a)(d)	20,940	458,795
Raymond James Financial, Inc.	71,252	2,435,393
Safeguard Scientifics, Inc. (a)(d)	26,745	405,187
SEI Investments Co.	105,344	1,886,711
State Street Corp.	409,757	16,886,086
Stifel Financial Corp. (a)(d)	38,055	1,209,768
SWS Group, Inc.	24,189	139,087
T. Rowe Price Group, Inc.	196,814	11,334,518
TD Ameritrade Holding Corp. (d)	169,026	2,900,486
Teton Advisors, Inc. (a)	106	1,590
U.S. Global Investments, Inc. Class A	7,637	38,261
Virtus Investment Partners, Inc. (a)	3,888	275,581
Waddell & Reed Financial, Inc. Class A (d)	70,045	2,010,992
Walter Investment Management Corp.	28,227	534,337
Westwood Holdings Group, Inc.	1,868	66,501
WisdomTree Investments, Inc. (a)	96,770	646,424
		199,599,008
Commercial Banks - 3.2%
1st Source Corp.	8,597	183,202
1st United Bancorp, Inc. (a)	20,464	117,873
Access National Corp.	1,270	15,519
ACNB Corp.	3,789	54,637
Alliance Financial Corp.	5,029	157,860
American National Bankshares, Inc.	2,748	59,879
Ameris Bancorp (a)(d)	28,829	327,786
Ames National Corp.	1,209	24,555
Arrow Financial Corp.	15,204	362,767
Associated Banc-Corp.	127,560	1,614,910
BancFirst Corp. (d)	10,611	402,475

	Shares	Value
Bancorp, Inc., Delaware (a)	16,751	$ 152,267
BancorpSouth, Inc.	61,827	834,046
BancTrust Financial Group, Inc. (a)	4,197	12,339
Bank of Hawaii Corp.	64,151	2,972,757
Bank of Kentucky Financial Corp. (d)	1,699	40,725
Bank of Marin Bancorp	2,794	99,438
Bank of the James Financial Group, Inc. (a)	600	3,270
Bank of the Ozarks, Inc.	37,486	1,088,593
Banner Bank	13,068	250,906
Bar Harbor Bankshares	2,686	94,010
BB&T Corp.	591,624	17,878,877
BBCN Bancorp, Inc. (a)	52,596	567,511
BCB Bancorp, Inc. (d)	2,814	28,787
BOK Financial Corp.	36,579	2,039,279
Boston Private Financial Holdings, Inc. (d)	49,884	449,954
Bridge Bancorp, Inc.	540	10,584
Bridge Capital Holdings (a)	1,107	16,981
Bryn Mawr Bank Corp.	9,420	192,827
BSB Bancorp, Inc.	6,958	84,470
Camden National Corp.	1,850	59,644
Capital City Bank Group, Inc.	7,146	48,021
CapitalSource, Inc.	236,039	1,494,127
Cardinal Financial Corp.	11,113	126,688
Cascade Bancorp (a)	4,186	23,023
Cathay General Bancorp	74,072	1,228,114
Center Bancorp, Inc.	6,904	71,180
Centerstate Banks of Florida, Inc.	6,387	46,242
Central Pacific Financial Corp. (a)	21,266	272,843
Century Bancorp, Inc. Class A (non-vtg.)	686	19,187
Chemical Financial Corp.	26,904	546,958
CIT Group, Inc. (a)	177,243	6,059,938
Citizens & Northern Corp.	8,777	153,159
Citizens Republic Bancorp, Inc. (a)	26,148	425,166
City Holding Co.	22,173	713,527
City National Corp.	34,413	1,709,638
CNB Financial Corp., Pennsylvania	7,083	105,749
CoBiz, Inc.	39,972	243,030
Columbia Banking Systems, Inc. (d)	29,815	540,248
Comerica, Inc.	150,887	4,589,983
Commerce Bancshares, Inc.	62,562	2,423,652
Community Bank System, Inc.	29,335	780,604
Community Trust Bancorp, Inc.	13,652	450,926
Cullen/Frost Bankers, Inc.	69,736	3,967,281
CVB Financial Corp. (d)	84,778	923,232
Eagle Bancorp, Inc., Maryland (a)	8,538	136,950
East West Bancorp, Inc.	172,545	3,863,283
Eastern Virginia Bankshares, Inc. (a)	821	3,432
Encore Bancshares, Inc. (a)	2,037	41,983
Enterprise Bancorp, Inc.	803	12,760
Enterprise Financial Services Corp.	12,168	131,536
Farmers National Banc Corp.	14,652	88,938
Fidelity Southern Corp.	3,244	27,736
Fifth Third Bancorp	855,912	11,426,425
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Financial Institutions, Inc.	12,700	$ 207,518
First Bancorp, North Carolina	9,193	85,403
First Bancorp, Puerto Rico (a)	35,187	128,433
First Busey Corp. (d)	50,381	233,768
First Citizen Bancshares, Inc.	4,653	784,031
First Commonwealth Financial Corp.	74,665	468,150
First Community Bancshares, Inc.	8,561	106,071
First Connecticut Bancorp, Inc.	11,897	155,018
First Financial Bancorp, Ohio	41,951	644,367
First Financial Bankshares, Inc. (d)	43,848	1,405,767
First Financial Corp., Indiana	8,837	247,878
First Financial Service Corp. (a)	2,521	8,319
First Horizon National Corp.	177,392	1,504,284
First Interstate Bancsystem, Inc.	19,621	273,713
First M&F Corp.	2,170	9,223
First Merchants Corp.	25,012	293,391
First Midwest Bancorp, Inc., Delaware	83,782	845,360
First Niagara Financial Group, Inc.	271,732	2,192,877
First of Long Island Corp.	1,768	47,665
First Republic Bank (a)	55,175	1,732,495
First United Corp. (a)	3,018	16,478
FirstMerit Corp.	79,130	1,258,167
FNB Corp., Pennsylvania	105,430	1,119,667
FNB United Corp. (a)	490	7,321
Fulton Financial Corp.	148,647	1,505,794
German American Bancorp, Inc.	4,623	84,647
Glacier Bancorp, Inc.	63,024	904,394
Great Southern Bancorp, Inc.	6,815	159,539
Green Bankshares, Inc. (a)	6,941	11,314
Guaranty Bancorp (a)	13,950	26,087
Hampton Roads Bankshares, Inc. (a)(d)	18,252	25,553
Hampton Roads Bankshares, Inc. rights (a)	18,252	23,764
Hancock Holding Co.	65,414	1,994,473
Hanmi Financial Corp. (a)	26,311	247,060
Hawthorn Bancshares, Inc.	1,384	13,674
Heartland Financial USA, Inc.	6,878	130,682
Heritage Commerce Corp. (a)	14,712	90,626
Heritage Financial Corp., Washington	12,768	176,837
Heritage Oaks Bancorp (a)	3,340	16,433
Home Bancshares, Inc.	25,101	706,091
Horizon Bancorp Industries	471	11,756
Hudson Valley Holding Corp.	14,551	243,002
Huntington Bancshares, Inc.	649,123	4,245,264
IBERIABANK Corp.	22,592	1,095,486
Independent Bank Corp. (a)(d)	1,144	3,947
Independent Bank Corp., Massachusetts	25,945	701,293
International Bancshares Corp.	64,813	1,197,096
Intervest Bancshares Corp. Class A (a)	6,160	23,346
Investors Bancorp, Inc. (a)	48,601	726,099
KeyCorp	879,084	6,593,130

	Shares	Value
Lakeland Bancorp, Inc.	9,477	$ 85,198
Lakeland Financial Corp.	13,545	347,971
M&T Bank Corp.	113,824	9,256,168
Macatawa Bank Corp. (a)	22,839	76,282
MainSource Financial Group, Inc.	13,271	146,777
MB Financial, Inc.	39,661	805,515
MBT Financial Corp. (a)	1,548	4,133
Merchants Bancshares, Inc.	5,246	138,809
Metro Bancorp, Inc. (a)	11,557	130,825
Midsouth Bancorp, Inc.	5,240	69,063
National Bankshares, Inc.	5,803	168,287
National Penn Bancshares, Inc. (d)	120,787	1,076,212
NBT Bancorp, Inc.	33,888	673,355
NewBridge Bancorp (a)	7,211	30,791
North Valley Bancorp (a)	849	10,952
Northrim Bancorp, Inc.	2,935	63,807
Old National Bancorp, Indiana	66,861	774,919
Old Second Bancorp, Inc. (a)(d)	18,605	24,559
OmniAmerican Bancorp, Inc. (a)	6,877	136,027
Oriental Financial Group, Inc.	35,695	373,727
Orrstown Financial Services, Inc.	4,006	30,365
Pacific Capital Bancorp NA (a)(d)	19,182	873,740
Pacific Continental Corp.	3,048	27,432
Pacific Mercantile Bancorp (a)	9,641	60,738
Pacific Premier Bancorp, Inc. (a)	35	277
PacWest Bancorp	32,508	741,507
Palmetto Bancshares, Inc. (a)	315	2,063
Park National Corp. (d)	10,514	678,468
Park Sterling Corp. (a)	122	543
Penns Woods Bancorp, Inc.	1,028	38,982
Peoples Bancorp, Inc.	3,334	62,579
Peoples Financial Corp., Mississippi	2,667	24,056
Pinnacle Financial Partners, Inc. (a)(d)	30,086	513,267
PNC Financial Services Group, Inc.	426,438	26,191,822
Popular, Inc. (a)	78,146	1,193,289
Preferred Bank, Los Angeles (a)	1,131	13,877
Premier Financial Bancorp, Inc. (a)	115	807
Princeton National Bancorp, Inc. (a)	2,541	1,906
PrivateBancorp, Inc. (d)	92,031	1,355,617
Prosperity Bancshares, Inc. (d)	34,532	1,475,207
Regions Financial Corp.	1,360,596	8,558,149
Renasant Corp.	22,516	344,270
Republic Bancorp, Inc., Kentucky Class A	18,205	384,126
Royal Bancshares of Pennsylvania, Inc. Class A (a)	2,700	4,212
S&T Bancorp, Inc.	32,238	553,526
S.Y. Bancorp, Inc.	6,551	147,660
Sandy Spring Bancorp, Inc.	13,803	245,555
SCBT Financial Corp.	10,493	355,608
Seacoast Banking Corp., Florida (a)	25,630	38,701
Shore Bancshares, Inc.	2,958	17,304
Sierra Bancorp (d)	3,618	32,526
Signature Bank (a)(d)	34,178	2,098,871
Simmons First National Corp. Class A (d)	10,951	260,415
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Southside Bancshares, Inc.	12,734	$ 267,159
Southwest Bancorp, Inc., Oklahoma (a)	15,446	147,664
State Bank Financial Corp. (a)	21,939	369,672
StellarOne Corp.	11,962	144,501
Sterling Bancorp, New York	27,642	251,542
Sterling Financial Corp., Washington (a)	40,387	723,735
Suffolk Bancorp (a)	15,697	185,696
Sun Bancorp, Inc., New Jersey (a)(d)	29,419	68,840
SunTrust Banks, Inc.	410,548	9,409,760
Susquehanna Bancshares, Inc. (d)	163,794	1,577,336
SVB Financial Group (a)(d)	38,629	2,304,606
Synovus Financial Corp.	1,219,415	2,329,083
Taylor Capital Group, Inc. (a)(d)	9,976	148,443
TCF Financial Corp. (d)	106,955	1,260,999
Texas Capital Bancshares, Inc. (a)(d)	44,486	1,725,167
The First Bancorp, Inc.	2,896	41,123
TIB Financial Corp. (a)	215	2,741
Tompkins Financial Corp.	6,090	222,955
TowneBank (d)	18,594	230,937
Trico Bancshares	12,062	185,152
Trustmark Corp.	93,647	2,286,860
U.S. Bancorp	1,636,244	50,903,551
UMB Financial Corp.	25,089	1,223,591
Umpqua Holdings Corp. (d)	89,344	1,146,284
Union/First Market Bankshares Corp.	16,413	229,125
United Bankshares, Inc., West Virginia	35,646	913,251
United Community Banks, Inc., Georgia (a)	13,649	112,331
Univest Corp. of Pennsylvania	10,023	160,568
Valley National Bancorp	184,448	2,063,973
Virginia Commerce Bancorp, Inc. (a)	37,552	309,804
VIST Financial Corp.	1,370	15,495
Washington Banking Co., Oak Harbor	5,615	76,196
Washington Trust Bancorp, Inc.	15,489	364,921
Webster Financial Corp. (d)	53,186	1,078,080
Wellesley Bancorp, Inc.	673	9,759
Wells Fargo & Co.	4,123,262	132,150,547
WesBanco, Inc.	18,333	372,710
West Bancorp., Inc.	1,202	11,155
West Coast Bancorp (a)	10,217	192,080
Westamerica Bancorp.	22,409	1,001,906
Western Alliance Bancorp. (a)(d)	48,403	422,074
Wilshire Bancorp, Inc. (a)	41,540	208,115
Wintrust Financial Corp.	26,208	891,334
Zions Bancorporation	135,681	2,582,009
		388,670,710
Consumer Finance - 0.8%
American Express Co.	877,807	49,007,965
Capital One Financial Corp.	459,585	23,608,881
Cash America International, Inc. (d)	21,391	951,472
CompuCredit Holdings Corp. (a)(d)	48,566	196,692

	Shares	Value
Consumer Portfolio Services, Inc. (a)	2,464	$ 5,421
Credit Acceptance Corp. (a)	7,047	597,163
DFC Global Corp. (a)	43,285	713,337
Discover Financial Services	420,798	13,932,622
EZCORP, Inc. (non-vtg.) Class A (a)(d)	32,709	771,932
First Cash Financial Services, Inc. (a)(d)	20,653	773,661
First Marblehead Corp. (a)(d)	51,880	59,143
Green Dot Corp. Class A (a)(d)	12,869	273,338
Imperial Holdings, Inc. (a)	16,708	68,169
Nelnet, Inc. Class A	22,213	518,451
Netspend Holdings, Inc. (a)	44,711	331,309
SLM Corp.	416,481	5,818,240
World Acceptance Corp. (a)(d)	15,268	1,044,942
		98,672,738
Diversified Financial Services - 2.3%
Bank of America Corp.	8,450,694	62,112,601
CBOE Holdings, Inc.	70,163	1,771,616
Citigroup, Inc.	2,391,648	63,402,588
CME Group, Inc.	51,156	13,176,251
FX Alliance, Inc.	4,330	71,272
Gain Capital Holdings, Inc.	15,735	77,416
Interactive Brokers Group, Inc.	35,966	512,875
IntercontinentalExchange, Inc. (a)	65,579	8,030,149
JPMorgan Chase & Co.	3,210,616	106,431,920
Leucadia National Corp.	154,061	3,130,520
Life Partners Holdings, Inc. (d)	18,668	42,936
MarketAxess Holdings, Inc.	22,779	735,534
Marlin Business Services Corp.	13,319	191,927
MicroFinancial, Inc.	86	688
Moody's Corp.	174,260	6,376,173
MSCI, Inc. Class A (a)	85,736	2,898,734
NewStar Financial, Inc. (a)(d)	27,065	302,587
NYSE Euronext	203,024	4,935,513
PHH Corp. (a)(d)	45,131	747,821
PICO Holdings, Inc. (a)(d)	18,345	406,525
Resource America, Inc. Class A	2,362	14,385
The NASDAQ Stock Market, Inc.	124,702	2,728,480
Vector Capital Corp. rights (a)	4,280	0
		278,098,511
Insurance - 3.7%
21st Century Holding Co. (a)	1,278	5,201
ACE Ltd.	272,394	19,702,258
AFLAC, Inc.	385,052	15,432,884
Alleghany Corp. (d)	12,900	4,244,100
Allied World Assurance Co. Holdings Ltd.	28,043	2,156,507
Allstate Corp.	408,915	13,878,575
American Equity Investment Life Holding Co.	51,311	542,870
American Financial Group, Inc.	61,572	2,394,535
American Independence Corp. (a)	505	2,444
American International Group, Inc. (a)	368,729	10,759,512
American National Insurance Co.	10,418	711,758
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
American Safety Insurance Group Ltd. (a)	2,651	$ 47,612
Amerisafe, Inc. (a)(d)	28,834	789,763
Amtrust Financial Services, Inc. (d)	23,804	684,365
Aon PLC	251,140	11,678,010
Arch Capital Group Ltd. (a)(d)	93,082	3,558,525
Argo Group International Holdings, Ltd.	29,792	833,580
Arthur J. Gallagher & Co.	116,853	4,059,473
Aspen Insurance Holdings Ltd.	52,278	1,477,376
Assurant, Inc.	95,115	3,174,939
Assured Guaranty Ltd.	155,664	1,858,628
Axis Capital Holdings Ltd.	93,935	3,090,462
Baldwin & Lyons, Inc. Class B	5,084	108,035
Berkshire Hathaway, Inc. Class B (a)	1,582,255	125,567,757
Brown & Brown, Inc.	82,279	2,106,342
Cincinnati Financial Corp. (d)	161,273	5,818,730
Citizens, Inc. Class A (a)(d)	17,940	144,776
CNA Financial Corp.	43,223	1,229,694
CNO Financial Group, Inc.	165,388	1,134,562
Crawford & Co. Class B	10,464	37,670
Donegal Group, Inc. Class A	3,439	51,138
eHealth, Inc. (a)(d)	26,343	422,278
EMC Insurance Group	5,050	100,192
Employers Holdings, Inc.	36,335	614,062
Endurance Specialty Holdings Ltd.	33,058	1,291,245
Enstar Group Ltd. (a)(d)	9,122	831,197
Erie Indemnity Co. Class A	23,329	1,676,655
Everest Re Group Ltd.	35,638	3,639,353
FBL Financial Group, Inc. Class A	12,986	331,533
Fidelity National Financial, Inc. Class A	160,871	3,030,810
First Acceptance Corp. (a)	4,055	5,799
First American Financial Corp.	99,791	1,572,706
Flagstone Reinsurance Holdings Ltd.	25,303	186,989
Fortegra Financial Corp. (a)	10,670	85,253
Genworth Financial, Inc. Class A (a)	360,009	1,886,447
Global Indemnity PLC (a)	13,709	286,244
Greenlight Capital Re, Ltd. (a)(d)	17,063	422,480
Hallmark Financial Services, Inc. (a)	10,337	73,599
Hanover Insurance Group, Inc.	48,173	1,879,229
Hartford Financial Services Group, Inc.	337,025	5,668,761
HCC Insurance Holdings, Inc.	77,118	2,410,709
Hilltop Holdings, Inc. (a)(d)	54,392	565,677
Horace Mann Educators Corp.	37,921	648,828
Independence Holding Co.	16,014	144,927
Infinity Property & Casualty Corp.	13,372	717,542
Investors Title Co.	1,086	56,320
Kansas City Life Insurance Co.	2,863	89,268
Kemper Corp.	35,842	1,049,812
Lincoln National Corp.	231,248	4,779,896
Loews Corp.	308,435	11,995,037
Maiden Holdings Ltd.	73,970	602,116
Markel Corp. (a)	6,736	2,953,669

	Shares	Value
Marsh & McLennan Companies, Inc.	429,259	$ 13,727,703
MBIA, Inc. (a)(d)	115,555	1,036,528
Meadowbrook Insurance Group, Inc.	46,791	415,972
Mercury General Corp.	16,938	738,497
MetLife, Inc.	699,075	20,419,981
Montpelier Re Holdings Ltd. (d)	62,043	1,295,458
National Financial Partners Corp. (a)(d)	57,169	760,348
National Interstate Corp.	2,286	57,013
National Security Group, Inc.	1,586	14,877
National Western Life Insurance Co. Class A	1,854	234,383
Navigators Group, Inc. (a)(d)	15,156	734,308
Old Republic International Corp.	178,199	1,758,824
OneBeacon Insurance Group Ltd.	20,572	268,876
PartnerRe Ltd.	49,442	3,503,955
Phoenix Companies, Inc. (a)(d)	61,343	99,376
Platinum Underwriters Holdings Ltd.	32,909	1,194,597
Presidential Life Corp.	17,026	149,999
Primerica, Inc.	38,359	923,301
Principal Financial Group, Inc.	266,275	6,539,714
ProAssurance Corp.	21,573	1,901,444
Progressive Corp. (d)	507,847	11,035,515
Protective Life Corp.	60,558	1,596,309
Prudential Financial, Inc.	405,309	18,826,603
Reinsurance Group of America, Inc.	67,866	3,404,837
RenaissanceRe Holdings Ltd.	38,496	2,966,887
RLI Corp.	13,036	868,719
Safety Insurance Group, Inc.	14,899	597,599
SeaBright Insurance Holdings, Inc.	38,085	322,961
Selective Insurance Group, Inc.	35,800	605,020
StanCorp Financial Group, Inc. (d)	37,431	1,302,973
State Auto Financial Corp.	6,222	84,930
Stewart Information Services Corp.	21,434	296,432
Symetra Financial Corp.	63,181	713,945
The Chubb Corp.	243,401	17,541,910
The Travelers Companies, Inc.	336,456	21,025,135
Torchmark Corp.	96,240	4,490,558
Tower Group, Inc.	56,423	1,107,583
Unico American Corp.	3,526	35,789
United Fire Group, Inc.	20,054	426,148
Universal Insurance Holdings, Inc.	15,547	54,415
Unum Group	290,729	5,800,044
Validus Holdings Ltd.	48,925	1,535,267
W.R. Berkley Corp.	93,123	3,568,473
White Mountains Insurance Group Ltd.	5,519	2,842,395
XL Group PLC Class A	291,212	5,946,549
		450,072,864
Real Estate Investment Trusts - 3.4%
Acadia Realty Trust (SBI)	40,453	904,934
AG Mortgage Investment Trust, Inc.	8,651	173,107
Agree Realty Corp.	17,794	372,250
Alexanders, Inc.	2,559	1,000,927
Alexandria Real Estate Equities, Inc.	48,539	3,322,980
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
American Assets Trust, Inc.	30,756	$ 694,778
American Campus Communities, Inc.	50,695	2,225,511
American Capital Agency Corp.	159,868	5,222,888
American Capital Mortgage Investment Corp.	6,160	146,546
American Tower Corp.	330,274	21,428,177
Annaly Capital Management, Inc.	850,621	14,137,321
Anworth Mortgage Asset Corp.	251,516	1,692,703
Apartment Investment & Management Co. Class A	79,559	2,153,662
Apollo Commercial Real Estate Finance, Inc.	23,002	365,272
Apollo Residential Mortgage, Inc.	12,502	234,413
Arbor Realty Trust, Inc.	23,842	145,436
Ares Commercial Real Estate Corp.	11,428	188,448
Armour Residential REIT, Inc. (d)	135,264	944,143
Ashford Hospitality Trust, Inc. (d)	69,895	597,602
Associated Estates Realty Corp.	41,987	663,814
AvalonBay Communities, Inc.	88,030	12,302,193
BioMed Realty Trust, Inc.	115,007	2,075,876
Boston Properties, Inc.	129,641	13,343,948
Brandywine Realty Trust (SBI)	116,242	1,305,398
BRE Properties, Inc.	50,669	2,494,435
BRT Realty Trust (a)	5,568	39,421
Camden Property Trust (SBI)	53,660	3,493,803
Campus Crest Communities, Inc.	32,807	353,659
Capital Trust, Inc. Class A (a)	19,793	65,119
CapLease, Inc.	46,796	183,908
Capstead Mortgage Corp.	68,354	941,235
CBL & Associates Properties, Inc. (d)	105,320	1,838,887
Cedar Shopping Centers, Inc.	35,947	172,546
Chatham Lodging Trust	14,263	185,134
Chesapeake Lodging Trust	21,838	394,176
Chimera Investment Corp.	1,225,514	3,431,439
Colonial Properties Trust (SBI)	73,570	1,560,420
Colony Financial, Inc.	21,335	358,428
CommonWealth REIT	67,934	1,199,035
Coresite Realty Corp.	15,524	370,247
Corporate Office Properties Trust (SBI) (d)	60,016	1,320,952
Cousins Properties, Inc.	110,370	799,079
Crexus Investment Corp.	50,256	492,509
CubeSmart	77,898	881,026
Cys Investments, Inc.	85,163	1,165,030
DCT Industrial Trust, Inc.	159,549	928,575
DDR Corp.	287,291	3,990,472
DiamondRock Hospitality Co.	119,310	1,185,941
Digital Realty Trust, Inc. (d)	94,190	6,665,826
Douglas Emmett, Inc.	89,730	1,920,222
Duke Realty LP	198,989	2,754,008
DuPont Fabros Technology, Inc.	97,023	2,473,116
EastGroup Properties, Inc.	24,180	1,198,603

	Shares	Value
Education Realty Trust, Inc.	62,872	$ 692,849
Entertainment Properties Trust (SBI)	65,817	2,716,268
Equity Lifestyle Properties, Inc.	31,485	2,073,602
Equity One, Inc.	40,590	806,117
Equity Residential (SBI) (d)	234,055	14,300,761
Essex Property Trust, Inc. (d)	26,848	4,039,550
Excel Trust, Inc.	30,162	352,594
Extra Space Storage, Inc.	78,885	2,237,179
Federal Realty Investment Trust (SBI)	65,716	6,458,568
FelCor Lodging Trust, Inc. (a)	200,216	830,896
First Industrial Realty Trust, Inc. (a)	56,203	670,502
First Potomac Realty Trust	52,713	632,556
Franklin Street Properties Corp.	68,554	669,087
General Growth Properties, Inc.	364,744	6,109,462
Getty Realty Corp. (d)	23,628	380,411
Gladstone Commercial Corp.	10,709	169,631
Glimcher Realty Trust	104,869	964,795
Government Properties Income Trust	25,248	540,055
Gramercy Capital Corp. (a)	25,709	65,558
Hatteras Financial Corp.	121,103	3,457,491
HCP, Inc.	355,077	14,501,345
Health Care REIT, Inc.	159,331	8,838,091
Healthcare Realty Trust, Inc.	51,018	1,116,274
Hersha Hospitality Trust	142,012	756,924
Highwoods Properties, Inc. (SBI)	48,585	1,567,352
Home Properties, Inc.	35,000	2,097,900
Hospitality Properties Trust (SBI)	90,003	2,115,971
Host Hotels & Resorts, Inc. (d)	541,818	8,268,143
Hudson Pacific Properties, Inc.	14,404	230,752
Inland Real Estate Corp.	58,987	484,873
Invesco Mortgage Capital, Inc.	96,602	1,752,360
Investors Real Estate Trust (d)	69,850	496,634
iStar Financial, Inc. (a)(d)	71,516	405,496
Kilroy Realty Corp.	54,084	2,482,996
Kimco Realty Corp.	343,109	6,158,807
Kite Realty Group Trust	30,457	144,366
LaSalle Hotel Properties (SBI) (d)	60,809	1,677,112
Lexington Corporate Properties Trust (d)	108,388	900,704
Liberty Property Trust (SBI)	90,608	3,141,379
LTC Properties, Inc.	26,907	868,289
Mack-Cali Realty Corp.	59,265	1,614,379
Medical Properties Trust, Inc.	87,853	790,677
MFA Financial, Inc.	290,341	2,212,398
Mid-America Apartment Communities, Inc.	25,121	1,692,904
Mission West Properties, Inc.	43,562	366,356
Monmouth Real Estate Investment Corp. Class A	12,122	123,038
MPG Office Trust, Inc. (a)(d)	149,383	265,902
National Health Investors, Inc.	21,683	1,046,638
National Retail Properties, Inc.	63,779	1,689,506
New York Mortgage Trust, Inc.	3,129	20,839
NorthStar Realty Finance Corp.	108,447	561,755
Omega Healthcare Investors, Inc.	72,226	1,524,691
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
One Liberty Properties, Inc.	11,261	$ 199,658
Parkway Properties, Inc.	31,704	334,160
Pebblebrook Hotel Trust	35,559	780,520
Pennsylvania Real Estate Investment Trust (SBI)	54,751	694,243
Pennymac Mortgage Investment Trust	24,225	447,436
Piedmont Office Realty Trust, Inc. Class A	148,914	2,458,570
Plum Creek Timber Co., Inc.	155,723	5,683,890
PMC Commercial Trust	8,500	66,895
Post Properties, Inc.	41,888	2,027,798
Potlatch Corp.	27,984	802,021
Prologis, Inc.	397,128	12,700,153
PS Business Parks, Inc.	16,465	1,084,879
Public Storage	122,954	16,410,670
RAIT Financial Trust (d)	38,246	155,661
Ramco-Gershenson Properties Trust (SBI)	36,987	440,515
Rayonier, Inc.	86,770	3,728,507
Realty Income Corp.	100,000	3,833,000
Redwood Trust, Inc.	60,890	737,378
Regency Centers Corp.	90,033	3,944,346
Resource Capital Corp.	43,562	232,621
Retail Opportunity Investments Corp.	70,350	845,607
Retail Properties America, Inc.	22,782	208,455
RLJ Lodging Trust	47,820	843,067
Rouse Properties, Inc.	13,681	174,980
Sabra Health Care REIT, Inc.	44,632	641,808
Saul Centers, Inc.	11,025	442,764
Senior Housing Properties Trust (SBI)	111,115	2,294,525
Simon Property Group, Inc.	242,881	35,829,805
SL Green Realty Corp.	78,146	5,861,731
Sovran Self Storage, Inc.	21,775	1,074,596
Stag Industrial, Inc.	17,484	240,405
Starwood Property Trust, Inc.	94,106	1,885,884
Strategic Hotel & Resorts, Inc. (a)	238,253	1,484,316
Summit Hotel Properties, Inc.	27,924	222,554
Sun Communities, Inc.	36,167	1,490,442
Sunstone Hotel Investors, Inc. (a)	81,015	810,960
Tanger Factory Outlet Centers, Inc.	57,882	1,794,921
Taubman Centers, Inc.	39,924	2,914,452
Terreno Realty Corp.	10,962	155,880
The Macerich Co.	107,006	6,104,692
Two Harbors Investment Corp.	197,316	2,040,247
UDR, Inc.	154,946	4,013,101
UMH Properties, Inc.	4,692	47,530
Universal Health Realty Income Trust (SBI)	13,491	521,427
Urstadt Biddle Properties, Inc.	314	5,385
Urstadt Biddle Properties, Inc. Class A	26,585	473,213
Ventas, Inc.	225,639	13,272,086
Vornado Realty Trust	142,800	11,698,176
Washington (REIT) (SBI)	61,934	1,742,823
Weingarten Realty Investors (SBI)	85,028	2,175,016

	Shares	Value
Western Asset Mortgage Capital Corp.	6,766	$ 127,201
Weyerhaeuser Co.	448,138	8,922,428
Whitestone REIT Class B	1,800	23,040
Winthrop Realty Trust	18,504	190,406
		413,919,205
Real Estate Management & Development - 0.1%
American Realty Capital Properties, Inc.	7,446	81,012
AV Homes, Inc. (a)	12,051	135,574
Brookfield Properties Corp.	214,367	3,584,371
CBRE Group, Inc. (a)	244,146	4,016,202
Consolidated-Tomoka Land Co.	2,432	67,488
Forest City Enterprises, Inc. Class A (a)(d)	131,291	1,757,986
Forestar Group, Inc. (a)(d)	31,999	431,667
Howard Hughes Corp. (a)	21,592	1,292,713
Jones Lang LaSalle, Inc.	31,527	2,285,708
Kennedy-Wilson Holdings, Inc.	25,602	333,850
Maui Land & Pineapple, Inc. (a)	31,310	109,898
Tejon Ranch Co. (a)(d)	11,342	302,151
The St. Joe Co. (a)(d)	111,664	1,783,274
Thomas Properties Group, Inc.	14,816	70,228
Transcontinental Realty Investors, Inc. (a)	20,697	57,331
Zillow, Inc.	2,697	105,668
ZipRealty, Inc. (a)	11,622	17,317
		16,432,438
Thrifts & Mortgage Finance - 0.2%
Alliance Bancorp, Inc. of Pennsylvania	1,065	12,674
ASB Bancorp, Inc.	4,145	56,994
Astoria Financial Corp.	69,632	625,992
Bank Mutual Corp.	56,001	192,643
BankAtlantic Bancorp, Inc. Class A (a)	14,545	71,416
BankFinancial Corp.	19,300	130,854
BankUnited, Inc.	40,506	955,537
Beneficial Mutual Bancorp, Inc. (a)	37,525	324,591
Berkshire Hills Bancorp, Inc.	12,304	268,473
BofI Holding, Inc. (a)	11,427	214,599
Brookline Bancorp, Inc., Delaware	86,924	764,062
Camco Financial Corp. (a)	347	798
Cape Bancorp, Inc. (a)	2,611	21,410
Capitol Federal Financial, Inc.	122,267	1,424,411
CFS Bancorp, Inc.	688	3,750
Charter Financial Corp., Georgia	1,200	10,728
Chicopee Bancorp, Inc. (a)	1,816	26,096
Citizens South Banking Corp., Delaware	4,022	26,344
Clifton Savings Bancorp, Inc.	15,589	159,008
Dime Community Bancshares, Inc.	51,879	677,540
Doral Financial Corp. (a)	159,443	229,598
ESB Financial Corp.	7,915	98,542
ESSA Bancorp, Inc.	4,298	44,269
EverBank Financial Corp.	16,362	181,945
Farmer Mac Class C (non-vtg.) (d)	8,894	214,523
First Defiance Financial Corp.	6,145	98,259
First Financial Holdings, Inc.	12,257	117,667
First Financial Northwest, Inc. (a)	2,197	16,741
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
First PacTrust Bancorp, Inc.	4,303	$ 48,409
Flagstar Bancorp, Inc. (a)	372,060	283,138
Flushing Financial Corp.	47,044	606,868
Fox Chase Bancorp, Inc.	14,307	183,416
Franklin Financial Corp./VA (a)	8,632	132,329
Guaranty Federal Bancshares, Inc. (a)	924	7,022
HF Financial Corp.	2,735	33,723
Hingham Institution for Savings	1,505	87,892
Home Federal Bancorp, Inc.	3,028	27,101
Hudson City Bancorp, Inc.	361,714	2,242,627
IF Bancorp, Inc. (a)	3,112	38,215
Indiana Community Bancorp	2,264	46,435
Kaiser Federal Financial Group, Inc.	10,338	144,629
Kearny Financial Corp.	2,196	20,335
Meridian Interstate Bancorp, Inc. (a)	750	9,863
MGIC Investment Corp. (a)(d)	129,823	329,750
NASB Financial, Inc. (a)	1,203	19,729
New York Community Bancorp, Inc.	334,923	4,136,299
Northfield Bancorp, Inc. (d)	9,876	136,486
Northwest Bancshares, Inc.	92,094	1,056,318
OceanFirst Financial Corp.	5,851	82,499
Ocwen Financial Corp. (a)	74,000	1,186,220
Oritani Financial Corp.	26,763	366,385
People's United Financial, Inc.	329,770	3,835,225
Peoples Federal Bancshares, Inc. (a)	1,156	18,612
Poage Bankshares, Inc.	2,365	27,812
Provident Financial Holdings, Inc.	1,385	14,958
Provident Financial Services, Inc.	56,391	786,654
Provident New York Bancorp	44,223	341,402
PVF Capital Corp. (a)	11,916	22,045
Radian Group, Inc. (d)	84,170	208,742
Riverview Bancorp, Inc. (a)	6,875	9,075
Rockville Financial, Inc.	5,182	58,298
Teche Holding Co.	130	4,823
Territorial Bancorp, Inc.	11,189	239,780
TF Financial Corp.	1,705	44,995
TFS Financial Corp. (a)	124,625	1,167,736
Timberland Bancorp, Inc. (a)	5,034	24,012
Tree.com, Inc. (a)	3,275	29,573
Trustco Bank Corp., New York	73,043	378,363
United Community Financial Corp., Ohio (a)	11,112	23,224
United Financial Bancorp, Inc.	6,005	82,749
ViewPoint Financial Group	24,223	369,401
Walker & Dunlop, Inc. (a)	10,954	128,490
Washington Federal, Inc.	81,888	1,343,782

	Shares	Value
Westfield Financial, Inc.	28,907	$ 204,662
WSFS Financial Corp.	10,396	386,523
		27,946,088
TOTAL FINANCIALS		1,873,411,562
HEALTH CARE - 11.7%
Biotechnology - 1.8%
Aastrom Biosciences, Inc. (a)(d)	78,454	156,123
Acadia Pharmaceuticals, Inc. (a)	28,029	38,680
Achillion Pharmaceuticals, Inc. (a)	28,628	205,549
Acorda Therapeutics, Inc. (a)	26,790	589,112
ADVENTRX Pharmaceuticals, Inc. (a)(d)	13,759	7,294
Aegerion Pharmaceuticals, Inc. (a)	17,880	271,955
Affymax, Inc. (a)(d)	66,177	935,743
Agenus, Inc. (a)	772	4,030
Alexion Pharmaceuticals, Inc. (a)	155,127	14,049,852
Alkermes PLC (a)	65,333	1,020,501
Allos Therapeutics, Inc. (a)	74,291	132,238
Alnylam Pharmaceuticals, Inc. (a)(d)	34,904	357,417
AMAG Pharmaceuticals, Inc. (a)(d)	31,420	440,823
Amgen, Inc.	734,885	51,089,205
Amicus Therapeutics, Inc. (a)	6,651	31,459
Amylin Pharmaceuticals, Inc. (a)(d)	94,456	2,504,029
Anacor Pharmaceuticals, Inc. (a)	8,597	42,985
Anthera Pharmaceuticals, Inc. (a)(d)	12,186	24,006
Ardea Biosciences, Inc. (a)	18,307	584,909
Arena Pharmaceuticals, Inc. (a)(d)	227,861	1,524,390
ARIAD Pharmaceuticals, Inc. (a)	125,000	2,071,250
ArQule, Inc. (a)(d)	65,290	387,823
Array Biopharma, Inc. (a)(d)	101,050	328,413
Arrowhead Research Corp. (a)	3,000	12,000
Astex Pharmaceuticals, Inc. (a)	46,939	82,613
Athersys, Inc. (a)	20,200	29,896
AVEO Pharmaceuticals, Inc. (a)	29,278	372,709
AVI BioPharma, Inc. (a)(d)	273,083	177,449
Avigen, Inc. rights (a)	1,600	0
BioCryst Pharmaceuticals, Inc. (a)	40,934	126,895
Biogen Idec, Inc. (a)	206,190	26,959,343
BioMarin Pharmaceutical, Inc. (a)(d)	81,154	2,892,329
BioMimetic Therapeutics, Inc. (a)(d)	29,891	75,325
Biosante Pharmaceuticals, Inc. (a)(d)	72,515	33,002
Biospecifics Technologies Corp. (a)	1,441	24,497
BioTime, Inc. (a)(d)	32,076	128,946
Cardium Therapeutics, Inc. (a)(d)	185,107	45,000
Cel-Sci Corp. (a)(d)	283,400	110,526
Celgene Corp. (a)	378,272	25,817,064
Cell Therapeutics, Inc. (a)(d)	100,397	90,327
Celldex Therapeutics, Inc. (a)(d)	29,641	123,603
Celsion Corp. (a)(d)	15,910	30,388
Cepheid, Inc. (a)(d)	45,758	1,731,025
Chelsea Therapeutics International Ltd. (a)(d)	75,408	101,047
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
ChemoCentryx, Inc.	1,737	$ 24,353
Cleveland Biolabs, Inc. (a)(d)	16,887	21,953
Codexis, Inc. (a)	13,589	42,398
Coronado Biosciences, Inc. (a)	10,731	64,923
Cubist Pharmaceuticals, Inc. (a)(d)	45,911	1,841,949
Cubist Pharmaceuticals, Inc. rights (a)	32,062	0
Curis, Inc. (a)(d)	51,867	242,738
Cyclacel Pharmaceuticals, Inc. (a)	80,707	48,424
Cytokinetics, Inc. (a)	59,298	54,554
Cytori Therapeutics, Inc. (a)(d)	69,588	154,485
CytRx Corp. (a)(d)	25,755	98,127
DARA BioSciences, Inc. (a)	8,510	6,894
Dendreon Corp. (a)(d)	107,274	750,918
Discovery Laboratories, Inc. (a)	29,788	78,342
DUSA Pharmaceuticals, Inc. (a)	12,987	67,013
Dyax Corp. (a)	58,403	108,630
Dynavax Technologies Corp. (a)(d)	131,405	495,397
Emergent BioSolutions, Inc. (a)	18,513	266,957
EntreMed, Inc. (a)	289	538
Enzon Pharmaceuticals, Inc. (a)	43,430	279,255
Exact Sciences Corp. (a)(d)	46,309	457,533
Exelixis, Inc. (a)(d)	97,894	453,249
Galena Biopharma, Inc. (a)(d)	31,096	43,534
Genomic Health, Inc. (a)(d)	12,051	407,203
GenVec, Inc. (a)	8,140	20,024
Geron Corp. (a)(d)	79,136	103,668
Gilead Sciences, Inc. (a)	636,253	31,780,837
GTx, Inc. (a)(d)	12,895	37,653
Halozyme Therapeutics, Inc. (a)(d)	66,038	504,530
Hemispherx Biopharma, Inc. (a)(d)	81,533	22,014
Horizon Pharma, Inc. (d)	8,364	33,456
Human Genome Sciences, Inc. (a)(d)	190,000	2,587,800
iBio, Inc. (a)	40,361	37,939
Idenix Pharmaceuticals, Inc. (a)	52,224	472,105
Idera Pharmaceuticals, Inc. (a)	7,737	7,892
ImmunoGen, Inc. (a)(d)	57,844	810,394
Immunomedics, Inc. (a)(d)	54,782	181,876
Incyte Corp. (a)(d)	82,304	1,753,898
Infinity Pharmaceuticals, Inc. (a)(d)	4,048	52,664
Inovio Pharmaceuticals, Inc. (a)	47,000	19,740
Insmed, Inc. (a)(d)	6,880	19,402
InterMune, Inc. (a)(d)	50,243	524,034
Ironwood Pharmaceuticals, Inc. Class A (a)(d)	35,334	421,181
Isis Pharmaceuticals, Inc. (a)(d)	64,197	634,908
Keryx Biopharmaceuticals, Inc. (a)(d)	66,082	116,304
Lexicon Pharmaceuticals, Inc. (a)(d)	133,677	212,546
Ligand Pharmaceuticals, Inc. Class B (a)	16,755	209,940
MannKind Corp. (a)(d)	78,574	143,005
Maxygen, Inc. (a)	47,150	272,999
Medivation, Inc. (a)	25,651	2,160,584

	Shares	Value
Metabolix, Inc. (a)(d)	41,636	$ 83,272
Momenta Pharmaceuticals, Inc. (a)(d)	43,036	593,466
Myrexis, Inc. (a)	68,786	165,774
Myriad Genetics, Inc. (a)(d)	62,451	1,506,943
Nabi Biopharmaceuticals (a)	35,088	54,036
Nanosphere, Inc. (a)	12,896	22,310
Neurocrine Biosciences, Inc. (a)	50,654	338,875
NewLink Genetics Corp.	6,650	84,854
Novavax, Inc. (a)	79,584	101,072
NPS Pharmaceuticals, Inc. (a)(d)	67,196	530,176
OncoGenex Pharmaceuticals, Inc. (a)	10,565	132,696
Oncothyreon, Inc. (a)	43,661	158,489
ONYX Pharmaceuticals, Inc. (a)	47,108	2,156,604
Opexa Therapeutics, Inc. (a)	9,114	3,919
Opko Health, Inc. (a)(d)	104,761	481,901
OREXIGEN Therapeutics, Inc. (a)(d)	34,059	113,757
Osiris Therapeutics, Inc. (a)(d)	18,170	115,016
OXiGENE, Inc. (a)(d)	6,714	5,775
Oxygen Biotherapeutics, Inc. (a)(d)	27,463	55,201
PDL BioPharma, Inc.	108,271	702,679
Peregrine Pharmaceuticals, Inc. (a)(d)	48,032	26,744
Pharmacyclics, Inc. (a)(d)	76,635	2,407,872
PharmAthene, Inc. (a)(d)	51,372	62,674
Progenics Pharmaceuticals, Inc. (a)(d)	25,311	219,193
PROLOR Biotech, Inc. (a)(d)	40,221	204,725
Raptor Pharmaceutical Corp. (a)(d)	12,780	68,629
Regeneron Pharmaceuticals, Inc. (a)(d)	68,654	9,312,915
Repligen Corp. (a)	15,736	64,360
Rexahn Pharmaceuticals, Inc. (a)(d)	45,000	18,450
Rigel Pharmaceuticals, Inc. (a)(d)	61,503	456,967
Sangamo Biosciences, Inc. (a)(d)	37,246	165,372
Savient Pharmaceuticals, Inc. (a)(d)	88,045	63,771
SciClone Pharmaceuticals, Inc. (a)(d)	28,016	176,501
Seattle Genetics, Inc. (a)(d)	83,271	1,622,119
SIGA Technologies, Inc. (a)(d)	72,968	168,556
Spectrum Pharmaceuticals, Inc. (a)(d)	36,395	421,818
StemCells, Inc. (a)(d)	14,648	10,400
Sunesis Pharmaceuticals, Inc. (a)(d)	32,643	94,991
Synageva BioPharma Corp. (a)	4,180	163,062
Synergy Pharmaceuticals, Inc. (a)	28,395	121,531
Synta Pharmaceuticals Corp. (a)	30,128	144,916
Synthetic Biologics, Inc. (a)	46,314	83,365
Targacept, Inc. (a)	18,977	78,755
Telik, Inc. (a)	380	1,740
Theravance, Inc. (a)(d)	51,033	1,055,873
Threshold Pharmaceuticals, Inc. (a)	11,685	85,651
Tranzyme, Inc. (a)	9,317	28,044
Trius Therapeutics, Inc. (a)	7,007	35,946
United Therapeutics Corp. (a)	37,819	1,673,113
Vanda Pharmaceuticals, Inc. (a)	44,094	187,400
Verastem, Inc.	400	4,016
Vertex Pharmaceuticals, Inc. (a)	180,879	10,859,975
Vical, Inc. (a)(d)	65,666	191,745
XOMA Corp. (a)(d)	33,778	80,729
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Zalicus, Inc. (a)	67,670	$ 64,287
ZIOPHARM Oncology, Inc. (a)(d)	79,220	407,191
		223,152,741
Health Care Equipment & Supplies - 1.9%
Abaxis, Inc. (a)(d)	23,291	762,547
Abiomed, Inc. (a)(d)	36,354	739,077
Accuray, Inc. (a)(d)	37,835	237,225
Alere, Inc. (a)	62,700	1,151,799
Align Technology, Inc. (a)(d)	96,326	3,008,261
Alphatec Holdings, Inc. (a)(d)	36,801	60,722
Analogic Corp.	9,235	608,956
Angiodynamics, Inc. (a)(d)	26,377	317,579
Anika Therapeutics, Inc. (a)	4,090	55,624
Antares Pharma, Inc. (a)(d)	25,935	70,543
ArthroCare Corp. (a)	20,678	541,350
Atricure, Inc. (a)	2,192	19,706
Atrion Corp.	990	198,861
Bacterin International Holdings, Inc. (a)(d)	9,747	14,231
Baxter International, Inc.	469,167	23,749,234
Becton, Dickinson & Co.	166,676	12,189,016
BioLase Technology, Inc. (d)	29,948	71,276
Boston Scientific Corp. (a)	1,371,433	7,872,025
BSD Medical Corp. (a)(d)	46,363	74,644
C.R. Bard, Inc.	65,241	6,340,773
Cantel Medical Corp. (d)	32,623	713,139
Cardica, Inc. (a)	23,778	43,038
Cardiovascular Systems, Inc. (a)(d)	5,726	51,763
CareFusion Corp. (a)	165,874	4,020,786
Cerus Corp. (a)(d)	50,032	169,108
Conceptus, Inc. (a)	26,951	453,855
CONMED Corp.	19,521	522,968
Covidien PLC	387,709	20,075,572
Cryolife, Inc. (a)	20,961	96,840
Cutera, Inc. (a)	15,449	106,753
Cyberonics, Inc. (a)(d)	26,017	1,002,955
Cynosure, Inc. Class A (a)	6,957	137,192
Delcath Systems, Inc. (a)(d)	119,898	178,648
DENTSPLY International, Inc. (d)	147,347	5,451,839
Derma Sciences, Inc. (a)	7,901	70,635
DexCom, Inc. (a)(d)	65,323	702,222
DynaVox, Inc. Class A (a)	5,368	6,871
Edwards Lifesciences Corp. (a)(d)	102,152	8,720,716
Endologix, Inc. (a)(d)	30,670	416,805
Exactech, Inc. (a)(d)	3,102	50,439
Fonar Corp. (a)	719	3,049
Gen-Probe, Inc. (a)	34,362	2,780,229
Genmark Diagnostics, Inc. (a)	4,700	21,150
Greatbatch, Inc. (a)(d)	22,320	463,363
Haemonetics Corp. (a)(d)	17,372	1,211,002
Hansen Medical, Inc. (a)(d)	48,696	114,923

	Shares	Value
Hill-Rom Holdings, Inc.	45,276	$ 1,331,567
Hologic, Inc. (a)	188,071	3,152,070
ICU Medical, Inc. (a)(d)	17,344	892,349
IDEXX Laboratories, Inc. (a)	60,811	5,159,205
Insulet Corp. (a)(d)	24,061	443,204
Integra LifeSciences Holdings Corp. (a)(d)	14,197	504,135
Intuitive Surgical, Inc. (a)	32,467	16,983,488
Invacare Corp.	28,414	423,084
IRIS International, Inc. (a)	21,759	231,951
IVAX Diagnostics, Inc. (a)	3,094	1,856
Kensey Nash Corp.	22,159	852,014
Kewaunee Scientific Corp.	1,376	11,228
LeMaitre Vascular, Inc.	3,845	21,417
Mako Surgical Corp. (a)(d)	32,106	729,127
Masimo Corp. (a)(d)	36,398	684,646
Medical Action Industries, Inc. (a)	12,909	55,638
Medtronic, Inc.	901,910	33,226,364
MELA Sciences, Inc. (a)(d)	40,114	106,703
Meridian Bioscience, Inc. (d)	35,455	671,518
Merit Medical Systems, Inc. (a)(d)	29,543	384,059
Misonix, Inc. (a)	2,579	5,287
Natus Medical, Inc. (a)	24,629	275,845
Navidea Biopharmaceuticals, Inc. (a)(d)	114,446	309,004
Neogen Corp. (a)(d)	25,237	982,729
NuVasive, Inc. (a)	28,061	554,485
NxStage Medical, Inc. (a)(d)	42,830	650,588
OraSure Technologies, Inc. (a)	22,681	234,748
Orthofix International NV (a)	16,427	622,583
Palomar Medical Technologies, Inc. (a)	15,820	131,622
Quidel Corp. (a)(d)	35,813	562,980
ResMed, Inc. (a)(d)	157,117	4,867,485
Retractable Technologies, Inc. (a)	5,248	5,248
Rochester Medical Corp. (a)	2,100	20,979
Rockwell Medical Technologies, Inc. (a)	7,369	62,710
RTI Biologics, Inc. (a)	29,474	105,812
Sirona Dental Systems, Inc. (a)	39,958	1,709,403
Solta Medical, Inc. (a)	20,912	54,580
St. Jude Medical, Inc.	297,216	11,419,039
Staar Surgical Co. (a)(d)	15,788	134,040
Stereotaxis, Inc. (a)(d)	24,530	6,130
Steris Corp.	82,536	2,464,525
Stryker Corp.	228,545	11,758,640
SurModics, Inc. (a)	19,525	271,983
Symmetry Medical, Inc. (a)	29,367	227,301
Synergetics USA, Inc. (a)	3,622	12,967
Teleflex, Inc.	29,057	1,725,986
The Cooper Companies, Inc.	40,599	3,458,223
The Spectranetics Corp. (a)	29,169	287,898
Theragenics Corp. (a)	1,117	2,145
ThermoGenesis Corp. (a)	15,844	14,735
Thoratec Corp. (a)	42,041	1,275,524
TranS1, Inc. (a)	5,200	15,236
Unilife Corp. (a)(d)	50,575	210,898
Urologix, Inc. (a)(d)	3,267	3,757
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Uroplasty, Inc. (a)	1,597	$ 7,410
Varian Medical Systems, Inc. (a)(d)	87,245	5,117,792
Vascular Solutions, Inc. (a)	2,125	24,183
Vermillion, Inc. (a)(d)	5,249	10,708
Volcano Corp. (a)(d)	37,240	1,064,692
West Pharmaceutical Services, Inc. (d)	23,198	1,108,864
Wright Medical Group, Inc. (a)(d)	29,686	587,486
Young Innovations, Inc.	2,156	74,835
Zeltiq Aesthetics, Inc.	6,038	27,050
Zimmer Holdings, Inc.	161,495	9,794,672
		233,797,739
Health Care Providers & Services - 2.2%
Acadia Healthcare Co., Inc. (a)	9,774	174,955
Accretive Health, Inc. (a)	27,886	327,939
Aetna, Inc.	296,185	12,111,005
Air Methods Corp. (a)(d)	12,386	1,128,984
Alliance Healthcare Services, Inc. (a)(d)	85,702	89,130
Almost Family, Inc. (a)(d)	9,932	220,788
Amedisys, Inc. (a)(d)	19,251	211,183
AMERIGROUP Corp. (a)(d)	35,313	2,203,531
AmerisourceBergen Corp.	235,018	8,693,316
AMN Healthcare Services, Inc. (a)(d)	84,404	506,424
AmSurg Corp. (a)(d)	25,500	696,660
Assisted Living Concepts, Inc. Class A	16,849	233,190
Bio-Reference Laboratories, Inc. (a)(d)	31,917	613,764
BioScrip, Inc. (a)(d)	41,738	282,149
Brookdale Senior Living, Inc. (a)(d)	84,038	1,385,787
Capital Senior Living Corp. (a)	26,619	262,996
Cardinal Health, Inc.	266,228	11,016,515
CardioNet, Inc. (a)	34,161	78,229
Catalyst Health Solutions, Inc. (a)	31,805	2,762,900
Centene Corp. (a)	35,301	1,275,778
Chemed Corp. (d)	14,268	792,587
Chindex International, Inc. (a)(d)	9,187	86,542
CIGNA Corp.	220,100	9,664,591
Community Health Systems, Inc. (a)(d)	119,619	2,632,814
Conmed Healthcare Management, Inc. (a)	5,909	19,500
Corvel Corp. (a)	8,848	393,117
Coventry Health Care, Inc.	124,996	3,799,878
Cross Country Healthcare, Inc. (a)	40,427	183,539
DaVita, Inc. (a)	91,707	7,451,194
Emeritus Corp. (a)(d)	31,438	478,172
ExamWorks Group, Inc. (a)	17,147	193,247
Express Scripts Holding Co. (a)	654,881	34,178,239
Five Star Quality Care, Inc. (a)	32,241	99,947
Gentiva Health Services, Inc. (a)	24,132	135,381
Hanger Orthopedic Group, Inc. (a)(d)	27,160	585,841
HCA Holdings, Inc.	130,806	3,399,648

	Shares	Value
Health Management Associates, Inc. Class A (a)	180,959	$ 1,159,947
Health Net, Inc. (a)	67,297	1,724,149
HealthSouth Corp. (a)(d)	69,496	1,330,153
Healthways, Inc. (a)	33,821	221,528
Henry Schein, Inc. (a)(d)	71,206	5,291,318
HMS Holdings Corp. (a)(d)	62,934	1,686,002
Hooper Holmes, Inc. (a)	6,267	3,886
Humana, Inc.	138,379	10,570,772
IPC The Hospitalist Co., Inc. (a)	20,567	719,639
Kindred Healthcare, Inc. (a)(d)	37,371	309,058
Laboratory Corp. of America Holdings (a)(d)	96,901	8,069,915
Landauer, Inc.	14,935	753,172
LCA-Vision, Inc. (a)	27,238	124,478
LHC Group, Inc. (a)	12,810	214,568
LifePoint Hospitals, Inc. (a)(d)	38,142	1,404,388
Lincare Holdings, Inc.	67,736	1,553,186
Magellan Health Services, Inc. (a)(d)	25,186	1,062,094
McKesson Corp.	206,051	17,984,131
Medcath Corp. (a)	2,958	23,250
MEDNAX, Inc. (a)(d)	44,058	2,687,979
Metropolitan Health Networks, Inc. (a)	12,700	110,490
MModal, Inc. (a)	39,028	490,582
Molina Healthcare, Inc. (a)(d)	19,589	499,715
MWI Veterinary Supply, Inc. (a)(d)	13,354	1,241,254
National Healthcare Corp.	6,159	263,667
National Research Corp.	320	13,750
NeoStem, Inc. (a)	41,470	17,596
Omnicare, Inc. (d)	82,306	2,594,285
Owens & Minor, Inc.	43,454	1,237,135
Patterson Companies, Inc.	71,822	2,387,363
PDI, Inc. (a)	1,365	10,169
PharMerica Corp. (a)(d)	29,176	289,718
Providence Service Corp. (a)(d)	13,245	176,159
PSS World Medical, Inc. (a)(d)	39,096	790,912
Quest Diagnostics, Inc.	140,542	7,996,840
RadNet, Inc. (a)	27,076	64,982
Select Medical Holdings Corp. (a)	37,877	349,983
Sharps Compliance Corp. (a)	5,184	16,589
Skilled Healthcare Group, Inc. (a)(d)	27,157	149,635
SRI/Surgical Express, Inc. (a)	774	2,717
Sun Healthcare Group, Inc. (a)	15,191	73,676
Sunrise Senior Living, Inc. (a)(d)	74,116	446,178
Team Health Holdings, Inc. (a)	29,804	677,743
Tenet Healthcare Corp. (a)(d)	398,929	1,878,956
The Ensign Group, Inc.	5,658	143,713
Triple-S Management Corp. (a)(d)	20,220	351,019
U.S. Physical Therapy, Inc.	11,240	273,132
UnitedHealth Group, Inc.	899,426	50,160,988
Universal American Spin Corp. (a)	33,569	329,983
Universal Health Services, Inc. Class B	64,910	2,515,263
Vanguard Health Systems, Inc. (a)	30,455	234,504
VCA Antech, Inc. (a)	61,414	1,322,858
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Wellcare Health Plans, Inc. (a)	41,317	$ 2,333,171
WellPoint, Inc.	286,095	19,279,942
		263,987,740
Health Care Technology - 0.2%
Allscripts-Misys Healthcare Solutions, Inc. (a)	134,782	1,458,341
athenahealth, Inc. (a)(d)	25,730	1,870,314
Authentidate Holding Corp. (a)	1,633	1,225
Cerner Corp. (a)(d)	124,469	9,703,603
Computer Programs & Systems, Inc.	21,937	1,193,373
Epocrates, Inc. (a)(d)	10,933	82,872
Greenway Medical Technologies	5,301	87,095
HealthStream, Inc. (a)(d)	37,454	791,028
MedAssets, Inc. (a)	31,551	357,157
Medidata Solutions, Inc. (a)	26,465	747,901
Mediware Information Systems, Inc. (a)	1,279	17,906
Merge Healthcare, Inc. (a)	32,622	76,662
Omnicell, Inc. (a)(d)	25,141	329,096
Quality Systems, Inc.	54,245	1,551,949
		18,268,522
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)(d)	55,779	264,392
Agilent Technologies, Inc.	270,560	11,000,970
Albany Molecular Research, Inc. (a)	23,897	61,893
Apricus Biosciences, Inc. (a)(d)	18,211	47,895
Bio-Rad Laboratories, Inc. Class A (a)	16,766	1,670,061
Biodelivery Sciences International, Inc. (a)	3,338	11,683
Bruker BioSciences Corp. (a)	65,927	977,697
Cambrex Corp. (a)	18,522	133,173
Charles River Laboratories International, Inc. (a)	42,610	1,422,322
Complete Genomics, Inc. (a)(d)	7,109	16,564
Covance, Inc. (a)(d)	43,017	1,995,989
Enzo Biochem, Inc. (a)	14,697	26,749
eResearchTechnology, Inc. (a)(d)	54,275	428,773
Fluidigm Corp. (a)	3,871	53,884
Furiex Pharmaceuticals, Inc. (a)	9,211	184,588
Harvard Bioscience, Inc. (a)	675	2,417
Illumina, Inc. (a)(d)	126,010	5,425,991
Life Technologies Corp. (a)	154,772	6,331,723
Luminex Corp. (a)(d)	39,871	883,143
Medtox Scientific, Inc. (a)	654	13,217
Mettler-Toledo International, Inc. (a)(d)	24,159	3,771,703
Pacific Biosciences of California, Inc. (a)	28,978	68,388
PAREXEL International Corp. (a)(d)	52,568	1,406,720
PerkinElmer, Inc.	78,650	2,092,090
pSivida Corp. (a)	25,265	50,025
Sequenom, Inc. (a)(d)	88,233	337,932
Strategic Diagnostics, Inc. (a)	2,665	4,397
Techne Corp.	26,162	1,775,353

	Shares	Value
Thermo Fisher Scientific, Inc.	303,487	$ 15,320,024
Waters Corp. (a)	67,094	5,352,759
		61,132,515
Pharmaceuticals - 5.1%
Abbott Laboratories	1,300,179	80,338,060
Acura Pharmaceuticals, Inc. (a)	2,885	8,136
Akorn, Inc. (a)(d)	48,210	658,067
Alexza Pharmaceuticals, Inc. (a)(d)	85,991	31,387
Alimera Sciences, Inc. (a)(d)	3,741	10,250
Allergan, Inc.	247,302	22,319,006
Ampio Pharmaceuticals, Inc. (a)	10,957	35,391
Auxilium Pharmaceuticals, Inc. (a)	37,784	721,674
AVANIR Pharmaceuticals Class A (a)(d)	65,547	194,675
Biodel, Inc. (a)	32,439	27,301
Bristol-Myers Squibb Co.	1,447,884	48,272,453
Cadence Pharmaceuticals, Inc. (a)(d)	43,831	120,535
Cempra, Inc.	5,499	42,617
Columbia Laboratories, Inc. (a)	42,578	29,362
Corcept Therapeutics, Inc. (a)	36,105	147,669
Cornerstone Therapeutics, Inc. (a)	11,437	61,760
Cumberland Pharmaceuticals, Inc. (a)(d)	7,158	43,950
DepoMed, Inc. (a)	31,971	164,331
Durect Corp. (a)	121,504	98,236
Echo Therapeutics, Inc. (a)(d)	20,093	38,378
Eli Lilly & Co.	842,034	34,481,292
Endo Pharmaceuticals Holdings, Inc. (a)	113,364	3,686,597
Endocyte, Inc. (a)	47,373	304,608
Forest Laboratories, Inc. (a)	243,358	8,517,530
Hi-Tech Pharmacal Co., Inc. (a)	12,868	371,757
Hospira, Inc. (a)(d)	171,244	5,353,087
Impax Laboratories, Inc. (a)	46,165	957,000
Ista Pharmaceuticals, Inc. (a)	34,715	315,559
Jazz Pharmaceuticals PLC (a)	17,296	747,187
Johnson & Johnson	2,265,297	141,422,492
KV Pharmaceutical Co. Class A (a)(d)	106,840	119,661
Lannett Co., Inc. (a)	27,670	112,064
MAP Pharmaceuticals, Inc. (a)	12,387	145,795
Medicis Pharmaceutical Corp. Class A (d)	85,786	3,096,875
Merck & Co., Inc.	2,560,934	96,239,900
Mylan, Inc. (a)	369,805	8,013,674
Nektar Therapeutics (a)(d)	110,915	743,131
NuPathe, Inc. (a)(d)	18,258	57,878
Obagi Medical Products, Inc. (a)	21,864	270,895
Omeros Corp. (a)	5,828	59,679
Optimer Pharmaceuticals, Inc. (a)(d)	23,463	350,537
Pacira Pharmaceuticals, Inc. (a)	42,514	451,499
Pain Therapeutics, Inc. (a)(d)	34,536	129,510
Par Pharmaceutical Companies, Inc. (a)(d)	24,023	860,984
Pernix Therapeutics Holdings, Inc. (a)	5,833	37,740
Perrigo Co.	63,753	6,623,299
Pfizer, Inc.	6,396,613	139,893,926
Pozen, Inc. (a)(d)	23,223	160,935
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Questcor Pharmaceuticals, Inc. (a)(d)	62,251	$ 2,577,191
Repros Therapeutics, Inc. (a)	12,895	108,060
Sagent Pharmaceuticals, Inc. (a)	10,801	172,276
Salix Pharmaceuticals Ltd. (a)	38,646	2,002,249
Santarus, Inc. (a)(d)	23,487	156,423
Somaxon Pharmaceuticals, Inc. (a)(d)	52,262	14,612
Supernus Pharmaceuticals, Inc. (a)(d)	9,151	50,239
The Medicines Company (a)	52,840	1,161,423
Transcept Pharmaceuticals, Inc. (a)(d)	2,494	17,658
Ventrus Biosciences, Inc. (a)	6,995	70,719
ViroPharma, Inc. (a)(d)	55,566	1,119,099
VIVUS, Inc. (a)(d)	111,051	2,752,954
Warner Chilcott PLC (a)	129,721	2,446,538
Watson Pharmaceuticals, Inc. (a)	105,407	7,514,465
XenoPort, Inc. (a)(d)	60,527	355,899
Zogenix, Inc. (a)(d)	31,169	56,104
		627,464,238
TOTAL HEALTH CARE		1,427,803,495
INDUSTRIALS - 10.8%
Aerospace & Defense - 2.2%
AAR Corp. (d)	45,448	547,648
AeroVironment, Inc. (a)(d)	13,243	295,054
Alliant Techsystems, Inc.	23,599	1,155,171
American Science & Engineering, Inc. (d)	13,204	639,734
API Technologies Corp. (a)	22,349	71,070
Ascent Solar Technologies, Inc. (a)	33,082	19,188
Astronics Corp. (a)	4,574	116,728
BE Aerospace, Inc. (a)	69,691	3,019,014
Ceradyne, Inc.	17,193	433,092
Cubic Corp.	13,440	583,296
Curtiss-Wright Corp.	35,352	1,074,347
DigitalGlobe, Inc. (a)	20,614	333,122
Ducommun, Inc. (a)(d)	15,643	141,256
EDAC Technologies Corp. (a)	2,262	26,398
Esterline Technologies Corp. (a)(d)	30,025	1,939,315
Exelis, Inc.	137,844	1,378,440
GenCorp, Inc. (non-vtg.) (a)(d)	89,447	547,416
General Dynamics Corp.	253,068	16,198,883
GeoEye, Inc. (a)(d)	19,364	371,014
Goodrich Corp.	102,045	12,834,200
HEICO Corp. Class A (d)	32,052	1,073,742
Hexcel Corp. (a)(d)	68,067	1,659,473
Honeywell International, Inc.	617,181	34,352,294
Huntington Ingalls Industries, Inc. (a)	32,670	1,201,603
Innovative Solutions & Support, Inc. (a)	20,271	71,557
KEYW Holding Corp. (a)(d)	13,887	128,038
Kratos Defense & Security Solutions, Inc. (a)	44,930	243,071

	Shares	Value
L-3 Communications Holdings, Inc.	80,666	$ 5,500,615
LMI Aerospace, Inc. (a)	6,877	107,969
Lockheed Martin Corp.	229,607	19,011,460
Moog, Inc. Class A (a)(d)	29,482	1,120,906
National Presto Industries, Inc. (d)	4,216	282,725
Northrop Grumman Corp.	203,658	11,964,908
Orbital Sciences Corp. (a)	39,974	447,309
Precision Castparts Corp.	117,735	19,568,734
Raytheon Co.	298,668	15,028,974
Rockwell Collins, Inc.	116,948	5,890,671
Sparton Corp. (a)	2,579	22,953
Spirit AeroSystems Holdings, Inc. Class A (a)(d)	98,651	2,275,879
Sypris Solutions, Inc.	2,772	16,355
Taser International, Inc. (a)(d)	58,908	316,925
Teledyne Technologies, Inc. (a)(d)	25,240	1,503,799
Textron, Inc.	249,615	5,898,402
The Boeing Co.	558,359	38,867,370
TransDigm Group, Inc. (a)	39,617	4,872,891
Triumph Group, Inc.	32,470	1,943,005
United Technologies Corp.	668,281	49,526,305
		264,622,319
Air Freight & Logistics - 0.7%
Air Transport Services Group, Inc. (a)	108,399	549,583
Atlas Air Worldwide Holdings, Inc. (a)(d)	43,607	1,980,630
C.H. Robinson Worldwide, Inc.	138,673	8,079,089
Echo Global Logistics, Inc. (a)	7,746	131,759
Expeditors International of Washington, Inc.	197,701	7,562,063
FedEx Corp.	246,281	21,953,488
Forward Air Corp.	23,667	750,954
Hub Group, Inc. Class A (a)	25,258	883,020
Pacer International, Inc. (a)(d)	29,688	167,440
Park-Ohio Holdings Corp. (a)	3,535	65,221
Radiant Logistics, Inc. (a)	14,104	24,964
United Parcel Service, Inc. Class B	561,868	42,106,388
UTI Worldwide, Inc.	75,993	1,188,531
XPO Logistics, Inc. (a)	10,264	183,315
		85,626,445
Airlines - 0.2%
Alaska Air Group, Inc. (a)	53,353	1,830,008
Allegiant Travel Co. (a)(d)	24,598	1,595,180
Delta Air Lines, Inc. (a)	696,399	8,426,428
Hawaiian Holdings, Inc. (a)	71,807	415,044
JetBlue Airways Corp. (a)(d)	168,034	878,818
Republic Airways Holdings, Inc. (a)	81,894	443,865
SkyWest, Inc. (d)	63,299	446,258
Southwest Airlines Co.	628,362	5,674,109
Spirit Airlines, Inc. (a)	15,904	327,781
United Continental Holdings, Inc. (a)(d)	262,670	6,611,404
US Airways Group, Inc. (a)	117,312	1,550,865
		28,199,760
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.2%
A.O. Smith Corp.	36,923	$ 1,704,366
AAON, Inc.	33,674	631,051
Ameresco, Inc. Class A (a)	38,199	410,639
American Woodmark Corp.	9,343	157,990
Apogee Enterprises, Inc.	33,247	491,391
Armstrong World Industries, Inc. (d)	15,342	714,784
Builders FirstSource, Inc. (a)(d)	22,494	89,076
Fortune Brands Home & Security, Inc. (a)	128,056	2,896,627
Gibraltar Industries, Inc. (a)	56,316	575,550
Griffon Corp.	38,833	311,052
Insteel Industries, Inc.	16,775	153,156
Lennox International, Inc.	34,295	1,470,913
Masco Corp. (d)	257,162	3,258,243
NCI Building Systems, Inc. (a)(d)	16,002	155,539
Owens Corning (a)(d)	130,235	4,019,052
Quanex Building Products Corp.	24,300	401,193
Simpson Manufacturing Co. Ltd. (d)	27,187	755,527
Trex Co., Inc. (a)(d)	11,686	340,063
Universal Forest Products, Inc.	26,737	1,006,648
US Home Systems, Inc.	4,260	36,508
USG Corp. (a)(d)	46,968	724,247
		20,303,615
Commercial Services & Supplies - 0.6%
A.T. Cross Co. Class A (a)	3,868	39,183
ABM Industries, Inc. (d)	32,787	703,937
ACCO Brands Corp. (a)(d)	85,739	781,940
Acorn Energy, Inc.	12,727	112,379
American Reprographics Co. (a)(d)	46,203	238,870
Asset Acceptance Capital Corp. (a)	10,832	62,934
Asta Funding, Inc. (d)	4,468	39,140
Avery Dennison Corp.	106,008	3,085,893
Casella Waste Systems, Inc. Class A (a)(d)	64,851	328,146
CECO Environmental Corp.	2,290	16,213
Cenveo, Inc. (a)(d)	104,135	216,601
Cintas Corp.	89,845	3,315,281
Clean Harbors, Inc. (a)(d)	33,813	2,098,773
Consolidated Graphics, Inc. (a)(d)	14,819	432,270
Copart, Inc. (a)	124,595	3,377,770
Corrections Corp. of America	88,360	2,303,545
Courier Corp.	17,378	189,942
Covanta Holding Corp. (d)	92,870	1,452,487
Deluxe Corp. (d)	54,408	1,257,913
Encore Capital Group, Inc. (a)	16,160	391,718
EnergySolutions, Inc. (a)	133,954	471,518
EnerNOC, Inc. (a)(d)	15,233	96,273
Ennis, Inc. (d)	21,290	302,744
Fuel Tech, Inc. (a)(d)	51,934	208,255
G&K Services, Inc. Class A	10,202	297,694
Healthcare Services Group, Inc.	45,556	890,620
Heritage-Crystal Clean, Inc. (a)	7,679	150,201

	Shares	Value
Herman Miller, Inc.	40,346	$ 745,594
HNI Corp.	49,416	1,142,004
Industrial Services of America, Inc. (a)	1,620	8,440
InnerWorkings, Inc. (a)(d)	28,532	336,392
Interface, Inc.	44,100	559,629
Intersections, Inc.	12,865	147,047
Iron Mountain, Inc. (d)	169,545	4,806,601
KAR Auction Services, Inc. (a)	32,774	488,333
Kimball International, Inc. Class B	16,142	111,057
Knoll, Inc.	32,235	427,758
McGrath RentCorp. (d)	17,562	443,441
Metalico, Inc. (a)(d)	55,605	140,681
Mine Safety Appliances Co.	26,951	1,107,147
Mobile Mini, Inc. (a)(d)	24,084	330,914
Multi-Color Corp.	7,946	147,239
NL Industries, Inc.	6,707	81,960
Perma-Fix Environmental Services, Inc. (a)	34,689	38,505
Pitney Bowes, Inc. (d)	142,010	1,937,016
Portfolio Recovery Associates, Inc. (a)(d)	11,960	826,556
Quad/Graphics, Inc. (d)	22,071	278,977
R.R. Donnelley & Sons Co. (d)	150,758	1,622,156
Republic Services, Inc.	279,496	7,367,515
Rollins, Inc. (d)	69,664	1,479,663
Schawk, Inc. Class A	4,209	46,930
Standard Parking Corp. (a)(d)	5,698	108,319
Standard Register Co.	19,851	13,300
Steelcase, Inc. Class A (d)	74,937	657,197
Stericycle, Inc. (a)(d)	62,587	5,461,342
Swisher Hygiene, Inc. (Canada) (a)(d)	144,744	288,040
Sykes Enterprises, Inc. (a)	30,728	462,456
Team, Inc. (a)(d)	18,138	483,922
Tetra Tech, Inc. (a)(d)	44,643	1,115,629
The Brink's Co.	40,696	926,648
The Geo Group, Inc. (a)(d)	57,559	1,252,484
TMS International Corp. (a)	14,898	165,368
TRC Companies, Inc. (a)	13,255	79,928
Unifirst Corp. Massachusetts	12,480	714,106
United Stationers, Inc.	31,409	793,077
US Ecology, Inc.	25,366	436,549
Viad Corp.	19,833	351,242
Virco Manufacturing Co.	2,682	4,908
Waste Connections, Inc.	87,517	2,708,651
Waste Management, Inc.	344,186	11,165,394
		74,672,355
Construction & Engineering - 0.3%
AECOM Technology Corp. (a)	90,995	1,482,309
Aegion Corp. (a)(d)	34,101	537,773
Argan, Inc.	4,560	60,557
Comfort Systems USA, Inc.	43,738	397,141
Dycom Industries, Inc. (a)(d)	25,959	508,277
EMCOR Group, Inc.	48,972	1,339,384
Fluor Corp.	136,998	6,422,466
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler AG (a)	88,503	$ 1,583,319
Furmanite Corp. (a)	17,662	81,245
Granite Construction, Inc. (d)	31,641	725,212
Great Lakes Dredge & Dock Corp.	39,072	253,968
Integrated Electrical Services, Inc. (a)	12,011	39,877
Jacobs Engineering Group, Inc. (a)(d)	100,035	3,553,243
KBR, Inc.	110,721	2,820,064
Layne Christensen Co. (a)(d)	15,356	287,925
MasTec, Inc. (a)	48,062	785,814
Michael Baker Corp. (a)	6,265	144,408
MYR Group, Inc. (a)	25,270	384,357
Northwest Pipe Co. (a)(d)	12,188	248,270
Orion Marine Group, Inc. (a)	15,813	105,631
Pike Electric Corp. (a)	14,023	101,246
Primoris Services Corp.	17,623	211,300
Quanta Services, Inc. (a)	156,609	3,536,231
Shaw Group, Inc. (a)	55,953	1,421,206
Sterling Construction Co., Inc. (a)(d)	31,847	286,623
Tutor Perini Corp. (a)	37,087	416,858
UniTek Global Services, Inc. (a)	12,775	35,131
URS Corp.	61,309	2,217,547
		29,987,382
Electrical Equipment - 0.7%
A123 Systems, Inc. (a)(d)	98,763	100,738
Active Power, Inc. (a)	52,617	41,573
Acuity Brands, Inc. (d)	30,960	1,687,320
Allied Motion Technologies, Inc.	4,209	24,286
Altair Nanotechnologies, Inc. (a)(d)	63,623	42,627
American Superconductor Corp. (a)(d)	133,972	527,850
AMETEK, Inc.	151,692	7,692,301
AZZ, Inc. (d)	12,314	660,400
Babcock & Wilcox Co. (a)	97,803	2,410,844
Belden, Inc. (d)	33,652	1,051,625
Brady Corp. Class A (d)	43,963	1,206,345
Broadwind Energy, Inc. (a)	72,530	21,759
Capstone Turbine Corp. (a)(d)	814,128	838,552
Coleman Cable, Inc.	5,164	44,410
Cooper Industries PLC Class A	129,629	9,138,845
Emerson Electric Co.	616,399	28,828,981
Encore Wire Corp. (d)	23,059	576,706
EnerSys (a)(d)	36,086	1,190,116
Espey Manufacturing & Electronics Corp.	2,015	50,677
Franklin Electric Co., Inc.	17,393	850,866
FuelCell Energy, Inc. (a)(d)	246,058	332,178
Generac Holdings, Inc.	30,944	765,864
General Cable Corp. (a)(d)	39,737	1,130,915
Global Power Equipment Group, Inc.	10,454	192,667
GrafTech International Ltd. (a)(d)	132,891	1,417,947
Hubbell, Inc. Class B	39,086	3,084,667
II-VI, Inc. (a)(d)	36,783	695,199
LSI Industries, Inc.	24,011	146,947

	Shares	Value
MagneTek, Inc. (a)	2,664	$ 45,155
Nexxus Lighting, Inc. (a)	1,806	867
Ocean Power Technologies, Inc. (a)	5,875	12,220
Plug Power, Inc. (a)(d)	38,179	43,906
Polypore International, Inc. (a)(d)	32,865	1,215,676
Powell Industries, Inc. (a)(d)	7,721	283,978
PowerSecure International, Inc. (a)(d)	20,869	86,606
Preformed Line Products Co.	1,689	94,044
Regal-Beloit Corp. (d)	26,752	1,612,878
Rockwell Automation, Inc.	117,791	8,541,025
Roper Industries, Inc. (d)	74,094	7,499,795
Satcon Technology Corp. (a)	75,540	25,842
SL Industries, Inc. (a)	2,156	28,761
Thermon Group Holdings, Inc.	10,097	205,070
Ultralife Corp. (a)	13,410	56,724
Valence Technology, Inc. (a)(d)	105,179	77,832
Vicor Corp.	10,982	66,112
		84,649,696
Industrial Conglomerates - 2.2%
3M Co.	528,490	44,609,841
Carlisle Companies, Inc.	43,210	2,246,056
Danaher Corp.	498,231	25,893,065
General Electric Co.	8,804,539	168,078,650
Raven Industries, Inc. (d)	15,000	999,300
Seaboard Corp. (a)	336	667,407
Standex International Corp. (d)	10,804	439,615
Tyco International Ltd.	367,199	19,520,299
		262,454,233
Machinery - 2.2%
Accuride Corp. (a)	79,004	467,704
Actuant Corp. Class A (d)	48,056	1,257,626
Adept Technology, Inc. (a)	584	2,657
AGCO Corp. (a)	74,154	2,981,732
Alamo Group, Inc. (d)	17,898	554,301
Albany International Corp. Class A	47,080	858,739
Altra Holdings, Inc. (a)	19,022	318,999
American Railcar Industries, Inc. (a)	11,797	249,507
Ampco-Pittsburgh Corp.	10,414	161,729
Astec Industries, Inc. (a)(d)	12,338	338,678
Barnes Group, Inc.	31,261	727,443
Blount International, Inc. (a)(d)	31,486	428,839
Briggs & Stratton Corp.	42,488	718,047
Cascade Corp.	13,797	689,298
Caterpillar, Inc.	479,787	42,038,937
Chart Industries, Inc. (a)(d)	27,582	1,722,772
CIRCOR International, Inc. (d)	13,068	420,659
CLARCOR, Inc. (d)	35,686	1,741,477
Colfax Corp. (a)(d)	35,245	998,491
Columbus McKinnon Corp. (NY Shares) (a)(d)	26,972	416,448
Commercial Vehicle Group, Inc. (a)	77,079	672,900
Crane Co.	35,717	1,353,317
Cummins, Inc.	148,621	14,408,806
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.	333,782	$ 24,656,476
Donaldson Co., Inc. (d)	102,282	3,658,627
Douglas Dynamics, Inc.	29,195	373,112
Dover Corp.	158,638	8,972,565
Dynamic Materials Corp. (d)	17,783	300,177
Eastern Co.	943	16,323
Eaton Corp.	260,128	11,097,060
Edgen Group, Inc. Class A	12,913	98,268
Energy Recovery, Inc. (a)(d)	81,715	183,042
EnPro Industries, Inc. (a)(d)	22,235	856,492
ESCO Technologies, Inc.	20,247	706,620
Federal Signal Corp. (a)(d)	80,990	403,330
Flow International Corp. (a)(d)	66,905	197,370
Flowserve Corp.	41,509	4,266,295
FreightCar America, Inc.	19,411	384,920
Gardner Denver, Inc.	36,882	1,994,579
Gencor Industries, Inc. (a)	1,849	13,017
Gorman-Rupp Co. (d)	14,200	397,742
Graco, Inc. (d)	43,224	2,082,100
Graham Corp. (d)	12,124	233,508
Greenbrier Companies, Inc. (a)(d)	15,464	214,022
Hardinge, Inc.	12,474	116,632
Harsco Corp.	57,382	1,153,378
Hurco Companies, Inc. (a)	3,319	73,217
IDEX Corp.	58,989	2,343,633
Illinois Tool Works, Inc.	361,175	20,279,976
Ingersoll-Rand PLC	279,730	11,555,646
ITT Corp.	114,023	2,340,892
John Bean Technologies Corp.	23,559	328,177
Joy Global, Inc.	93,181	5,205,091
Kadant, Inc. (a)	18,429	418,338
Kaydon Corp.	29,963	668,475
Kennametal, Inc.	57,964	2,014,829
L.B. Foster Co. Class A	10,636	293,979
Lincoln Electric Holdings, Inc.	88,988	4,234,049
Lindsay Corp.	10,287	572,472
Lydall, Inc. (a)	9,770	121,637
Manitex International, Inc. (a)	3,731	30,296
Manitowoc Co., Inc. (d)	95,250	990,600
Meritor, Inc. (a)	87,590	473,862
Met-Pro Corp.	10,211	96,800
Middleby Corp. (a)(d)	16,713	1,709,239
Miller Industries, Inc.	16,197	235,180
Mueller Industries, Inc.	43,428	1,844,821
Mueller Water Products, Inc. Class A	87,385	304,974
NACCO Industries, Inc. Class A	6,219	652,560
Navistar International Corp. (a)	71,306	1,992,290
NN, Inc. (a)(d)	12,121	93,574
Nordson Corp.	45,409	2,434,376
Omega Flex, Inc. (a)	258	2,846
Oshkosh Truck Corp. (a)(d)	75,655	1,548,658

	Shares	Value
PACCAR, Inc.	301,814	$ 11,339,152
Pall Corp.	84,786	4,719,189
Parker Hannifin Corp.	134,545	10,997,708
Pentair, Inc.	68,772	2,803,147
PMFG, Inc. (a)	15,367	117,404
RBC Bearings, Inc. (a)(d)	21,831	1,012,958
Rexnord Corp.	17,609	348,658
Robbins & Myers, Inc.	32,129	1,464,761
Sauer-Danfoss, Inc.	13,027	470,666
Snap-On, Inc.	40,709	2,463,302
SPX Corp.	36,737	2,638,819
Stanley Black & Decker, Inc.	138,462	9,173,108
Sun Hydraulics Corp. (d)	19,343	451,272
Tecumseh Products Co. Class A (non-vtg.) (a)	29,489	138,598
Tennant Co.	13,999	590,758
Terex Corp. (a)	80,585	1,340,129
Timken Co.	75,024	3,578,645
Titan International, Inc. (d)	31,894	714,426
Toro Co.	29,172	2,173,606
TriMas Corp. (a)(d)	46,817	936,808
Trinity Industries, Inc. (d)	57,002	1,407,949
Twin Disc, Inc. (d)	7,177	136,794
Valmont Industries, Inc.	15,781	1,806,925
Wabash National Corp. (a)(d)	74,589	519,139
Wabtec Corp.	49,289	3,578,874
Watts Water Technologies, Inc. Class A	38,674	1,278,176
Woodward, Inc.	51,161	1,929,281
Xylem, Inc.	140,492	3,558,662
		270,454,162
Marine - 0.0%
Alexander & Baldwin, Inc.	29,287	1,494,223
Baltic Trading Ltd.	21,117	78,133
Eagle Bulk Shipping, Inc. (a)(d)	19,099	57,488
Genco Shipping & Trading Ltd. (a)(d)	78,839	245,978
International Shipholding Corp.	10,420	187,456
Kirby Corp. (a)(d)	38,314	2,022,213
		4,085,491
Professional Services - 0.3%
Acacia Research Corp. - Acacia Technologies (a)	31,494	1,095,046
Advisory Board Co. (a)(d)	16,069	1,556,604
Barrett Business Services, Inc.	6,681	131,950
CBIZ, Inc. (a)(d)	37,390	210,880
CDI Corp. (d)	9,649	161,910
Corporate Executive Board Co.	26,015	945,385
CRA International, Inc. (a)(d)	15,589	293,229
CTPartners Executive Search, Inc. (a)	859	5,051
Dolan Co. (a)	21,177	151,839
Dun & Bradstreet Corp.	36,211	2,446,777
Equifax, Inc.	89,540	4,044,522
Exponent, Inc. (a)(d)	15,525	733,091
Franklin Covey Co. (a)	5,338	49,270
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
FTI Consulting, Inc. (a)(d)	68,234	$ 2,154,147
GP Strategies Corp. (a)	3,391	53,442
Heidrick & Struggles International, Inc. (d)	22,259	365,493
Hill International, Inc. (a)(d)	13,945	42,532
Hudson Global, Inc. (a)(d)	8,927	35,262
Huron Consulting Group, Inc. (a)	16,504	515,915
ICF International, Inc. (a)	17,107	384,908
IHS, Inc. Class A (a)(d)	51,981	5,145,599
Insperity, Inc.	15,769	395,960
Kelly Services, Inc. Class A (non-vtg.)	19,294	225,547
Kforce, Inc. (a)(d)	25,995	346,513
Korn/Ferry International (a)(d)	33,723	458,633
Manpower, Inc.	59,376	2,134,567
Mastech Holdings, Inc. (a)	299	1,677
MISTRAS Group, Inc. (a)	12,788	288,242
Navigant Consulting, Inc. (a)	41,733	499,544
Nielsen Holdings B.V. (a)	48,341	1,340,979
Odyssey Marine Exploration, Inc. (a)(d)	19,002	61,376
On Assignment, Inc. (a)(d)	26,316	438,425
Pendrell Corp. (a)	126,539	146,785
RCM Technologies, Inc. (a)	1,203	6,833
Resources Connection, Inc.	43,312	519,744
Robert Half International, Inc.	105,423	2,996,122
RPX Corp.	12,247	163,253
Spherix, Inc. (a)	232	174
Towers Watson & Co.	48,457	2,920,019
TrueBlue, Inc. (a)	38,883	581,301
Verisk Analytics, Inc. (a)	106,319	5,092,680
VSE Corp.	1,834	45,025
WageWorks, Inc. (a)	5,471	59,798
		39,246,049
Road & Rail - 0.9%
AMERCO	6,519	548,378
Arkansas Best Corp. (d)	18,872	238,731
Avis Budget Group, Inc. (a)(d)	83,503	1,240,020
Celadon Group, Inc. (d)	62,978	1,014,576
Con-way, Inc.	37,353	1,320,429
Covenant Transport Group, Inc. Class A (a)	9,633	36,316
CSX Corp.	852,220	17,802,876
Dollar Thrifty Automotive Group, Inc. (a)	19,104	1,558,504
Genesee & Wyoming, Inc. Class A (a)(d)	27,283	1,367,151
Heartland Express, Inc. (d)	35,341	503,256
Hertz Global Holdings, Inc. (a)(d)	176,222	2,398,381
J.B. Hunt Transport Services, Inc.	80,895	4,621,531
Kansas City Southern	85,756	5,658,181
Knight Transportation, Inc.	36,896	618,377
Landstar System, Inc.	32,065	1,689,826
Marten Transport Ltd.	20,799	425,756
Norfolk Southern Corp.	275,182	18,029,925

	Shares	Value
Old Dominion Freight Lines, Inc. (a)(d)	46,240	$ 2,014,214
Patriot Transportation Holding, Inc. (a)	1,312	26,935
Providence & Worcester Railroad Co.	4,631	66,038
Quality Distribution, Inc. (a)	25,189	267,507
RailAmerica, Inc. (a)	21,609	514,726
Roadrunner Transportation Systems, Inc. (a)	7,586	127,445
Ryder System, Inc.	36,836	1,591,684
Saia, Inc. (a)	11,656	252,119
Swift Transporation Co. (a)	51,169	542,903
Union Pacific Corp.	410,173	45,693,272
Universal Truckload Services, Inc.	4,618	60,681
USA Truck, Inc. (a)	1,841	10,678
Werner Enterprises, Inc. (d)	41,229	1,003,514
YRC Worldwide, Inc. (a)	240	1,452
Zipcar, Inc. (a)(d)	19,521	209,851
		111,455,233
Trading Companies & Distributors - 0.3%
Aceto Corp.	32,506	277,276
AeroCentury Corp. (a)	688	7,843
Air Lease Corp. Class A (a)(d)	53,855	1,127,185
Aircastle Ltd.	32,942	365,986
Applied Industrial Technologies, Inc.	26,028	981,516
Beacon Roofing Supply, Inc. (a)(d)	44,417	1,103,762
BlueLinx Corp. (a)	17,176	36,413
CAI International, Inc. (a)(d)	7,670	142,202
DXP Enterprises, Inc. (a)	1,851	86,997
Essex Rental Corp. (a)(d)	16,688	53,902
Fastenal Co.	253,150	11,196,825
GATX Corp.	39,127	1,498,173
H&E Equipment Services, Inc. (a)	17,348	275,313
Houston Wire & Cable Co.	15,647	178,376
Interline Brands, Inc. (a)(d)	20,339	509,899
Kaman Corp. (d)	17,880	522,990
Lawson Products, Inc. (d)	4,764	46,735
MRC Global, Inc. (d)	16,074	333,696
MSC Industrial Direct Co., Inc. Class A (d)	35,219	2,525,554
Rush Enterprises, Inc. Class A (a)(d)	25,276	418,823
TAL International Group, Inc.	16,704	546,388
Textainer Group Holdings Ltd. (d)	13,061	429,315
Titan Machinery, Inc. (a)	17,235	531,700
United Rentals, Inc. (a)(d)	59,579	2,058,454
W.W. Grainger, Inc.	54,068	10,470,268
Watsco, Inc. (d)	17,655	1,299,585
WESCO International, Inc. (a)(d)	30,088	1,789,935
Willis Lease Finance Corp. (a)	2,006	25,556
		38,840,667
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	18,229	252,836
TOTAL INDUSTRIALS		1,314,850,243
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 18.8%
Communications Equipment - 1.7%
Acme Packet, Inc. (a)(d)	46,234	$ 1,057,834
ADTRAN, Inc. (d)	45,765	1,337,711
Alliance Fiber Optic Products, Inc. (a)	9,573	77,733
Ambient Corp. (a)	1,932	18,818
Anaren, Inc. (a)	34,676	669,940
Arris Group, Inc. (a)(d)	84,319	1,039,653
Aruba Networks, Inc. (a)(d)	71,459	938,971
Aviat Networks, Inc. (a)	66,605	172,507
Bel Fuse, Inc. Class B (non-vtg.) (d)	7,032	114,481
Black Box Corp.	16,753	374,932
Blonder Tongue Laboratories, Inc. (a)	3,352	3,453
Brocade Communications Systems, Inc. (a)	336,853	1,566,366
CalAmp Corp. (a)	8,197	50,248
Calix Networks, Inc. (a)	19,283	154,842
Ciena Corp. (a)	64,815	878,243
Cisco Systems, Inc.	4,453,290	72,722,226
Communications Systems, Inc.	4,311	45,869
Comtech Telecommunications Corp. (d)	22,438	648,009
Comverse Technology, Inc. (a)	148,465	907,121
Digi International, Inc. (a)(d)	21,456	193,962
Ditech Networks, Inc. (a)	7,261	5,954
EchoStar Holding Corp. Class A (a)	37,522	1,049,490
EMCORE Corp. (a)(d)	14,875	60,988
Emulex Corp. (a)	66,808	448,950
Entrada Networks, Inc. (a)	150	0
Extreme Networks, Inc. (a)(d)	100,558	375,081
F5 Networks, Inc. (a)	62,950	6,514,066
Finisar Corp. (a)(d)	64,308	922,820
Globecomm Systems, Inc. (a)(d)	11,676	123,766
Harmonic, Inc. (a)(d)	75,490	331,401
Harris Corp.	108,567	4,318,795
Infinera Corp. (a)(d)	140,398	899,951
InterDigital, Inc. (d)	33,368	823,856
Ixia (a)(d)	32,033	338,909
JDS Uniphase Corp. (a)(d)	177,119	1,797,758
Juniper Networks, Inc. (a)	460,665	7,923,438
KVH Industries, Inc. (a)(d)	23,641	227,426
Lantronix, Inc. (a)	71	149
Loral Space & Communications Ltd.	9,406	567,182
Meru Networks, Inc. (a)(d)	20,865	32,341
Motorola Solutions, Inc.	231,542	11,132,539
NETGEAR, Inc. (a)(d)	32,032	1,005,484
Network Engines, Inc. (a)	28,981	21,446
Network Equipment Technologies, Inc. (a)(d)	15,181	16,699
NumereX Corp. Class A (a)(d)	2,670	24,350
Oclaro, Inc. (a)(d)	28,804	73,450
Oplink Communications, Inc. (a)	15,273	195,800
Opnext, Inc. (a)	39,034	40,205
Optical Cable Corp.	564	1,579

	Shares	Value
Parkervision, Inc. (a)(d)	34,215	$ 64,666
PC-Tel, Inc.	2,259	13,802
Performance Technologies, Inc. (a)	2,977	6,073
Plantronics, Inc. (d)	39,954	1,202,216
Polycom, Inc. (a)(d)	189,613	2,169,173
Powerwave Technologies, Inc. (a)(d)	17,873	15,678
Procera Networks, Inc. (a)	21,122	441,450
QUALCOMM, Inc.	1,410,373	80,828,477
Relm Wireless Corp. (a)	9,436	15,286
Riverbed Technology, Inc. (a)(d)	114,012	1,869,797
ShoreTel, Inc. (a)(d)	4,948	20,732
Sonus Networks, Inc. (a)	223,825	543,895
Sycamore Networks, Inc. (a)	13,906	184,394
Symmetricom, Inc. (a)(d)	21,713	118,336
Tellabs, Inc.	247,829	907,054
Telular Corp.	1,806	13,545
Tessco Technologies, Inc.	3,361	64,397
TII Industries, Inc. (a)	8,100	16,767
Ubiquiti Networks, Inc.	4,528	84,447
UTStarcom Holdings Corp. (a)	124,511	154,394
ViaSat, Inc. (a)(d)	30,912	1,298,922
Westell Technologies, Inc. Class A (a)	20,974	45,304
Zhone Technologies, Inc. (a)	5,862	4,924
Zoom Technologies, Inc. (a)(d)	31,336	32,903
		212,363,424
Computers & Peripherals - 4.8%
3D Systems Corp. (a)(d)	26,596	808,518
Apple, Inc. (a)	774,872	447,666,789
Astro-Med, Inc.	4,606	37,769
Avid Technology, Inc. (a)(d)	34,710	247,829
Concurrent Computer Corp. (a)	987	4,017
Cray, Inc. (a)	32,010	341,867
Crossroads Systems, Inc. (a)	3,524	15,047
Datalink Corp. (a)	9,248	91,740
Dataram Corp. (a)	3,336	3,169
Dell, Inc. (a)	1,384,312	17,068,567
Diebold, Inc.	54,057	2,000,650
Dot Hill Systems Corp. (a)(d)	109,713	134,947
Electronics for Imaging, Inc. (a)	55,580	819,249
EMC Corp. (a)	1,721,235	41,051,455
Fusion-io, Inc. (d)	42,954	896,880
Hauppauge Digital, Inc. (a)	430	473
Hewlett-Packard Co.	1,671,177	37,902,294
Hutchinson Technology, Inc. (a)(d)	34,936	70,920
iGO, Inc. (a)	68,212	38,881
Imation Corp. (a)	19,750	112,180
Immersion Corp. (a)(d)	46,935	263,305
Intermec, Inc. (a)(d)	37,733	223,002
Interphase Corp. (a)	10,718	52,518
Intevac, Inc. (a)	17,689	133,552
Lexmark International, Inc. Class A	56,069	1,402,286
NCR Corp. (a)	113,005	2,420,567
NetApp, Inc. (a)	339,363	10,099,443
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Novatel Wireless, Inc. (a)	27,517	$ 56,960
OCZ Technology Group, Inc. (a)(d)	45,585	204,221
Overland Storage, Inc. (a)	596	1,287
Presstek, Inc. (a)	7,291	3,791
QLogic Corp. (a)	79,628	1,083,737
Quantum Corp. (a)(d)	153,724	299,762
Rimage Corp.	6,017	46,211
SanDisk Corp. (a)	196,612	6,429,212
Scan-Optics, Inc. (a)	300	0
Seagate Technology	331,606	7,769,529
Silicon Graphics International Corp. (a)(d)	32,579	191,890
STEC, Inc. (a)	29,627	209,167
Stratasys, Inc. (a)(d)	19,165	910,721
Super Micro Computer, Inc. (a)(d)	26,807	427,304
Synaptics, Inc. (a)	22,919	614,688
Transact Technologies, Inc. (a)	3,411	25,514
USA Technologies, Inc. (a)(d)	38,549	54,740
Video Display Corp. (a)	2,957	11,680
Western Digital Corp. (a)	223,974	7,030,544
		589,278,872
Electronic Equipment & Components - 0.8%
Advanced Photonix, Inc. Class A (a)	4,544	2,908
Aeroflex Holding Corp. (a)	11,165	72,238
Agilysys, Inc. (a)(d)	29,298	213,289
Amphenol Corp. Class A	129,122	6,867,999
Anixter International, Inc.	21,905	1,259,757
Arrow Electronics, Inc. (a)	128,186	4,346,787
Audience, Inc.	4,453	78,907
Avnet, Inc. (a)	111,339	3,394,726
AVX Corp.	35,625	387,600
Badger Meter, Inc.	35,716	1,289,705
Benchmark Electronics, Inc. (a)(d)	50,023	677,311
BrightPoint, Inc. (a)(d)	123,441	601,158
Checkpoint Systems, Inc. (a)(d)	27,013	210,972
Clearfield, Inc. (a)	2,407	9,869
ClearSign Combustion Corp. (a)	2,567	13,246
Cognex Corp.	54,520	1,907,655
Coherent, Inc. (a)(d)	20,405	900,677
Corning, Inc.	1,372,498	17,828,749
CTS Corp. (d)	18,339	172,020
Daktronics, Inc. (d)	32,196	210,884
DDi Corp.	2,322	30,163
Document Security Systems, Inc. (a)(d)	5,625	15,413
Dolby Laboratories, Inc. Class A (a)	41,734	1,789,971
DTS, Inc. (a)(d)	18,857	521,019
Echelon Corp. (a)(d)	32,190	113,631
Electro Rent Corp.	12,184	168,627
Electro Scientific Industries, Inc.	21,640	238,689
eMagin Corp. (a)	5,084	15,811
Fabrinet (a)	16,812	196,028

	Shares	Value
FARO Technologies, Inc. (a)(d)	18,648	$ 860,232
FEI Co. (a)(d)	28,037	1,283,253
FLIR Systems, Inc.	126,251	2,692,934
Frequency Electronics, Inc. (a)	430	3,371
Giga-Tronics, Inc. (a)	2,579	2,605
GTSI Corp. (a)	2,043	15,772
I. D. Systems Inc. (a)	6,071	25,498
Identive Group, Inc. (a)	86,261	109,551
IEC Electronics Corp. (a)	86	533
Ingram Micro, Inc. Class A (a)	145,788	2,599,400
Insight Enterprises, Inc. (a)	31,583	470,271
IPG Photonics Corp. (a)(d)	18,873	807,764
Iteris, Inc. (a)	1,032	1,373
Itron, Inc. (a)	29,456	1,055,408
Jabil Circuit, Inc.	146,454	2,801,665
KEMET Corp. (a)	26,217	150,748
LeCroy Corp. (a)(d)	12,224	173,459
LightPath Technologies, Inc. Class A (a)	376	436
Littelfuse, Inc.	21,280	1,224,451
LoJack Corp. (a)	24,621	79,033
LRAD Corp. (a)	56,581	74,121
Maxwell Technologies, Inc. (a)	15,285	105,925
Measurement Specialties, Inc. (a)(d)	15,282	499,263
Mercury Computer Systems, Inc. (a)(d)	23,393	277,207
Mesa Laboratories, Inc.	2,184	97,734
Methode Electronics, Inc. Class A	27,713	208,125
Micronetics, Inc. (a)	977	7,328
MicroVision, Inc. (a)(d)	33,140	87,821
MOCON, Inc.	2,209	34,438
Molex, Inc.	125,980	2,906,359
MTS Systems Corp.	16,730	646,782
Multi-Fineline Electronix, Inc. (a)	10,240	253,645
National Instruments Corp.	77,745	2,024,480
Neonode, Inc. (a)	20,693	118,778
NeoPhotonics Corp. (a)	11,524	47,364
NetList, Inc. (a)(d)	67,152	155,121
Newport Corp. (a)(d)	23,268	276,657
OSI Systems, Inc. (a)	17,430	1,112,383
Park Electrochemical Corp. (d)	16,314	382,726
PC Connection, Inc.	4,375	39,288
PC Mall, Inc. (a)	4,077	21,893
Planar Systems, Inc. (a)	2,277	4,212
Plexus Corp. (a)(d)	33,577	940,156
Power-One, Inc. (a)	66,414	275,618
Pulse Electronics Corp.	50,135	98,265
RadiSys Corp. (a)	9,220	53,845
RealD, Inc. (a)(d)	37,860	453,184
Research Frontiers, Inc. (a)	1,719	5,827
Richardson Electronics Ltd.	23,707	273,816
Rofin-Sinar Technologies, Inc. (a)(d)	22,270	442,060
Rogers Corp. (a)(d)	16,870	680,030
Sanmina-SCI Corp. (a)	57,434	408,356
ScanSource, Inc. (a)(d)	19,738	591,548
SYNNEX Corp. (a)(d)	16,578	552,876
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
TE Connectivity Ltd.	360,324	$ 11,321,380
Tech Data Corp. (a)(d)	34,347	1,635,261
Trimble Navigation Ltd. (a)(d)	112,371	5,299,978
TTM Technologies, Inc. (a)(d)	45,522	420,623
Uni-Pixel Inc. (a)(d)	3,200	19,808
Universal Display Corp. (a)(d)	32,522	915,494
Viasystems Group, Inc. (a)	4,710	90,479
Vishay Intertechnology, Inc. (a)(d)	124,817	1,325,557
Vishay Precision Group, Inc. (a)	9,596	133,480
Wayside Technology Group, Inc.	1,232	16,275
Wireless Telecom Group, Inc. (a)	11,200	12,320
Zygo Corp. (a)	9,828	162,948
		93,404,400
Internet Software & Services - 1.8%
Active Network, Inc.	16,913	237,459
Akamai Technologies, Inc. (a)	148,200	4,348,188
Ancestry.com, Inc. (a)(d)	20,613	444,004
AOL, Inc. (a)(d)	78,638	2,157,040
Autobytel, Inc. (a)	5,742	4,134
Bankrate, Inc. (d)	33,840	588,139
BroadVision, Inc. (a)	490	5,552
Carbonite, Inc. (d)	4,801	37,016
comScore, Inc. (a)(d)	21,331	387,158
Constant Contact, Inc. (a)(d)	30,835	624,409
Cornerstone OnDemand, Inc. (a)	13,725	275,186
CoStar Group, Inc. (a)(d)	18,819	1,390,536
Crexendo, Inc.	6,585	24,496
DealerTrack Holdings, Inc. (a)(d)	34,664	946,327
Demand Media, Inc. (a)(d)	24,152	221,232
Dice Holdings, Inc. (a)(d)	35,391	347,894
Digital River, Inc. (a)	26,434	385,936
EarthLink, Inc.	80,611	650,531
EasyLink Services International Corp. (a)	13,300	95,627
eBay, Inc. (a)	941,331	36,890,762
eGain Communications Corp. (a)	8,558	32,777
Equinix, Inc. (a)(d)	42,675	6,960,719
Facebook, Inc. Class A	5,761	170,698
FriendFinder Networks, Inc. (a)(d)	17,170	19,230
GlowPoint, Inc. (a)	18,770	38,479
Google, Inc. Class A (a)	213,771	124,171,023
IAC/InterActiveCorp	59,783	2,685,452
InfoSpace, Inc. (a)	32,776	418,222
Internap Network Services Corp. (a)(d)	34,998	249,536
IntraLinks Holdings, Inc. (a)	36,458	145,832
iPass, Inc. (a)	22,438	56,544
j2 Global, Inc.	32,417	784,167
Keynote Systems, Inc.	17,976	259,753
KIT Digital, Inc. (a)(d)	29,076	94,788
Limelight Networks, Inc. (a)(d)	33,081	89,980
LinkedIn Corp. (a)	12,321	1,184,048
Liquidity Services, Inc. (a)(d)	21,953	1,402,577

	Shares	Value
LivePerson, Inc. (a)(d)	31,684	$ 546,866
Local.com Corp. (a)	17,671	42,410
LogMeIn, Inc. (a)	22,955	735,708
Marchex, Inc. Class B	28,685	102,692
Monster Worldwide, Inc. (a)(d)	89,914	773,260
Move, Inc. (a)	35,516	293,717
NIC, Inc. (d)	78,994	858,665
Onstream Media Corp. (a)	29	16
OpenTable, Inc. (a)(d)	15,333	609,027
Perficient, Inc. (a)	14,607	165,497
quepasa.com, Inc. (a)(d)	18,724	54,861
QuinStreet, Inc. (a)	17,620	142,898
Rackspace Hosting, Inc. (a)	111,272	5,504,626
RealNetworks, Inc.	22,443	198,621
Responsys, Inc. (a)	13,609	139,764
Saba Software, Inc. (a)	20,826	173,897
SciQuest, Inc. (a)	7,578	119,278
Selectica, Inc. (a)	552	2,274
SPS Commerce, Inc. (a)	5,106	141,130
Stamps.com, Inc. (a)	5,476	134,491
Support.com, Inc. (a)	117,655	302,373
Synacor, Inc. (d)	5,439	79,953
TechTarget, Inc. (a)	1,217	6,365
TheStreet.com, Inc.	3,696	6,024
Travelzoo, Inc. (a)	5,383	125,532
United Online, Inc.	71,982	284,329
Unwired Planet, Inc. (a)(d)	76,683	180,972
ValueClick, Inc. (a)(d)	56,521	991,378
VeriSign, Inc.	129,741	4,959,998
VistaPrint Ltd. (a)(d)	28,654	970,798
Vocus, Inc. (a)(d)	23,379	377,103
Web.com, Inc. (a)	17,847	284,124
WebMD Health Corp. (a)	42,908	988,171
WebMediaBrands, Inc. (a)	1,032	671
XO Group, Inc. (a)(d)	29,832	263,417
Yahoo!, Inc. (a)	969,276	14,771,766
Zix Corp. (a)	43,773	107,682
		224,265,805
IT Services - 3.5%
Accenture PLC Class A	587,447	33,543,224
Acxiom Corp. (a)	52,919	744,570
Alliance Data Systems Corp. (a)(d)	50,917	6,415,542
Analysts International Corp. (a)	1,000	3,850
Automatic Data Processing, Inc.	418,976	21,849,598
Booz Allen Hamilton Holding Corp. Class A	8,727	141,465
Broadridge Financial Solutions, Inc.	87,381	1,767,718
CACI International, Inc. Class A (a)(d)	20,462	875,774
Cardtronics, Inc. (a)(d)	30,845	864,277
Cass Information Systems, Inc.	2,728	100,472
Ciber, Inc. (a)	53,912	193,005
Cognizant Technology Solutions Corp. Class A (a)	249,901	14,556,733
Computer Sciences Corp.	116,344	3,099,404
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Computer Task Group, Inc. (a)	1,648	$ 20,056
Convergys Corp. (d)	80,658	1,125,179
CoreLogic, Inc. (a)	76,798	1,304,798
CSG Systems International, Inc. (a)(d)	47,456	783,024
CSP, Inc.	3,696	15,708
DST Systems, Inc.	26,518	1,355,070
Dynamics Research Corp. (a)(d)	2,443	15,269
Edgewater Technology, Inc. (a)	2,875	11,328
EPAM Systems, Inc.	6,277	109,848
Euronet Worldwide, Inc. (a)(d)	36,875	663,381
ExlService Holdings, Inc. (a)	13,702	296,922
Fidelity National Information Services, Inc.	242,609	7,952,723
Fiserv, Inc. (a)	126,468	8,527,737
FleetCor Technologies, Inc. (a)	22,298	845,094
Forrester Research, Inc.	10,441	337,035
Gartner, Inc. Class A (a)	61,997	2,522,038
Genpact Ltd. (a)	69,465	1,082,959
Global Cash Access Holdings, Inc. (a)(d)	58,402	411,734
Global Payments, Inc.	62,757	2,665,917
Hackett Group, Inc. (a)	12,619	65,114
Heartland Payment Systems, Inc.	30,852	900,261
Higher One Holdings, Inc. (a)(d)	21,234	269,884
IBM Corp.	922,817	178,011,399
iGate Corp. (a)(d)	19,383	317,687
Information Services Group, Inc. (a)	18,000	24,120
Innodata Isogen, Inc. (a)	9,444	52,603
Jack Henry & Associates, Inc. (d)	64,694	2,135,549
Lender Processing Services, Inc.	62,754	1,448,362
Lionbridge Technologies, Inc. (a)(d)	34,685	104,402
ManTech International Corp. Class A	23,021	501,858
MasterCard, Inc. Class A	89,027	36,190,366
Mattersight Corp. (a)	4,307	30,192
Maximus, Inc.	30,123	1,370,898
ModusLink Global Solutions, Inc. (a)	31,030	139,325
MoneyGram International, Inc. (a)	63,809	888,859
NCI, Inc. Class A (a)(d)	12,261	52,354
NeuStar, Inc. Class A (a)(d)	51,899	1,670,110
Online Resources Corp. (a)	26,280	58,342
Paychex, Inc.	256,751	7,694,827
PFSweb, Inc. (a)	1,815	5,862
PRG-Schultz International, Inc. (a)	5,640	37,957
SAIC, Inc. (d)	273,792	3,041,829
Sapient Corp. (d)	97,843	1,076,273
ServiceSource International, Inc. (a)	26,438	317,256
StarTek, Inc. (a)	2,150	6,816
Storage Engine, Inc. (a)	434	0
Syntel, Inc. (d)	16,557	925,536
Teletech Holdings, Inc. (a)	19,293	287,466
Teradata Corp. (a)	127,842	8,498,936

	Shares	Value
The Management Network Group, Inc. (a)	206	$ 505
The Western Union Co.	493,267	8,089,579
TNS, Inc. (a)	26,351	471,156
Total System Services, Inc.	136,562	3,177,798
TSR, Inc. (a)	43	180
Unisys Corp. (a)	35,389	555,961
Vantiv, Inc.	21,515	477,203
VeriFone Systems, Inc. (a)(d)	85,601	3,091,052
Virtusa Corp. (a)	2,325	34,015
Visa, Inc. Class A	441,995	50,917,824
Wright Express Corp. (a)(d)	27,520	1,542,771
		428,683,939
Office Electronics - 0.1%
Xerox Corp.	1,207,010	8,714,612
Zebra Technologies Corp. Class A (a)	39,540	1,323,404
		10,038,016
Semiconductors & Semiconductor Equipment - 2.4%
Advanced Energy Industries, Inc. (a)	31,081	424,256
Advanced Micro Devices, Inc. (a)(d)	423,974	2,577,762
AEHR Test Systems (a)	3,126	3,970
Aetrium, Inc. (a)	2,064	1,734
Altera Corp.	270,957	9,052,673
Amkor Technology, Inc. (a)(d)	114,967	543,794
Amtech Systems, Inc. (a)(d)	12,381	55,962
ANADIGICS, Inc. (a)(d)	39,656	78,915
Analog Devices, Inc.	259,067	9,422,267
Applied Materials, Inc.	1,081,624	11,173,176
Applied Micro Circuits Corp. (a)(d)	98,689	526,999
Atmel Corp. (a)(d)	322,880	2,260,160
ATMI, Inc. (a)(d)	23,384	467,914
AuthenTec, Inc. (a)(d)	19,562	82,552
Axcelis Technologies, Inc. (a)	87,264	96,863
AXT, Inc. (a)	31,515	121,333
Broadcom Corp. Class A	401,108	12,975,844
Brooks Automation, Inc.	46,495	435,658
BTU International, Inc. (a)	4,067	12,364
Cabot Microelectronics Corp. (d)	30,653	960,665
Cavium, Inc. (a)	36,402	881,292
Ceva, Inc. (a)(d)	14,448	251,106
Cirrus Logic, Inc. (a)(d)	43,561	1,251,072
Cohu, Inc. (d)	18,095	169,007
Cree, Inc. (a)(d)	80,092	2,007,906
CVD Equipment Corp. (a)(d)	24,298	289,146
Cymer, Inc. (a)(d)	24,391	1,321,260
Cypress Semiconductor Corp. (d)	214,263	2,826,129
Diodes, Inc. (a)(d)	26,894	526,316
DSP Group, Inc. (a)	34,788	218,121
Entegris, Inc. (a)	103,421	797,376
Entropic Communications, Inc. (a)(d)	140,222	563,692
Exar Corp. (a)	27,190	213,442
Fairchild Semiconductor International, Inc. (a)(d)	100,014	1,321,185
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
First Solar, Inc. (a)(d)	100,039	$ 1,256,490
FormFactor, Inc. (a)(d)	37,840	226,662
FSI International, Inc. (a)(d)	26,930	93,716
GigOptix, Inc. (a)	17,428	40,259
GSI Technology, Inc. (a)	4,316	17,696
GT Advanced Technologies, Inc. (a)(d)	91,707	385,169
Hittite Microwave Corp. (a)(d)	19,341	953,124
Ikanos Communications, Inc. (a)	35,040	30,660
Inphi Corp. (a)	9,279	77,108
Integrated Device Technology, Inc. (a)	100,471	551,586
Integrated Silicon Solution, Inc. (a)	27,085	253,516
Intel Corp.	4,233,261	109,387,464
International Rectifier Corp. (a)(d)	50,327	948,161
Intersil Corp. Class A	88,851	937,378
Intest Corp. (a)	2,175	7,308
IXYS Corp. (a)(d)	38,644	400,352
KLA-Tencor Corp.	158,007	7,241,461
Kopin Corp. (a)(d)	42,598	130,776
Kulicke & Soffa Industries, Inc. (a)	54,346	571,720
Lam Research Corp. (a)(d)	90,374	3,370,950
Lattice Semiconductor Corp. (a)	136,230	622,571
Linear Technology Corp.	156,591	4,544,271
LSI Corp. (a)	436,463	2,902,479
LTX-Credence Corp. (a)	48,731	345,990
M/A-COM Technology Solutions, Inc.	10,000	165,600
Marvell Technology Group Ltd.	465,712	5,835,371
Mattson Technology, Inc. (a)	39,367	69,680
Maxim Integrated Products, Inc.	221,144	5,563,983
MaxLinear, Inc. Class A (a)	10,522	47,139
MEMC Electronic Materials, Inc. (a)(d)	169,051	282,315
Micrel, Inc. (d)	33,398	326,966
Microchip Technology, Inc. (d)	142,451	4,418,830
Micron Technology, Inc. (a)	784,909	4,583,869
Microsemi Corp. (a)(d)	65,742	1,161,004
Mindspeed Technologies, Inc. (a)	20,470	63,457
MIPS Technologies, Inc. (a)(d)	41,504	265,211
MKS Instruments, Inc.	37,798	988,418
Monolithic Power Systems, Inc. (a)	35,284	662,986
MoSys, Inc. (a)(d)	9,566	28,794
Nanometrics, Inc. (a)(d)	28,664	445,152
Novellus Systems, Inc. (a)	59,418	2,485,455
NVE Corp. (a)(d)	6,043	314,176
NVIDIA Corp. (a)	468,427	5,822,548
Omnivision Technologies, Inc. (a)(d)	44,394	718,295
ON Semiconductor Corp. (a)	400,227	2,697,530
PDF Solutions, Inc. (a)	4,311	38,152
Pericom Semiconductor Corp. (a)	17,514	137,660
Photronics, Inc. (a)(d)	74,723	448,338
Pixelworks, Inc. (a)	11,868	27,890
PLX Technology, Inc. (a)(d)	29,807	188,678
PMC-Sierra, Inc. (a)	166,615	1,063,004

	Shares	Value
Power Integrations, Inc.	28,590	$ 1,166,758
QuickLogic Corp. (a)(d)	26,338	78,487
Rambus, Inc. (a)	76,083	365,959
Ramtron International Corp. (a)	22,353	43,141
RF Micro Devices, Inc. (a)(d)	198,693	749,073
Rubicon Technology, Inc. (a)(d)	18,271	161,150
Rudolph Technologies, Inc. (a)(d)	17,933	154,582
Semtech Corp. (a)(d)	45,838	1,104,237
Sigma Designs, Inc. (a)(d)	22,818	136,452
Silicon Image, Inc. (a)	84,424	373,154
Silicon Laboratories, Inc. (a)	30,879	1,066,252
Skyworks Solutions, Inc. (a)	197,217	5,297,249
Spansion, Inc. Class A (a)	25,556	276,005
Standard Microsystems Corp. (a)	24,875	911,420
STR Holdings, Inc. (a)(d)	37,233	142,230
SunPower Corp. (a)(d)	29,517	147,880
Supertex, Inc. (a)	19,548	363,397
Teradyne, Inc. (a)(d)	178,524	2,579,672
Tessera Technologies, Inc.	33,779	459,057
Texas Instruments, Inc. (d)	974,261	27,746,953
TranSwitch Corp. (a)	16,133	27,103
TriQuint Semiconductor, Inc. (a)(d)	138,618	722,200
Ultra Clean Holdings, Inc. (a)	12,895	76,854
Ultratech, Inc. (a)	31,408	952,291
Veeco Instruments, Inc. (a)(d)	36,173	1,254,480
Vitesse Semiconductor Corp. (a)(d)	9,484	21,529
Volterra Semiconductor Corp. (a)(d)	28,138	781,674
Xilinx, Inc.	198,755	6,354,197
		291,572,715
Software - 3.7%
Accelrys, Inc. (a)(d)	29,972	233,782
ACI Worldwide, Inc. (a)	37,489	1,431,705
Activision Blizzard, Inc.	335,744	3,941,635
Actuate Corp. (a)	42,170	281,696
Adobe Systems, Inc. (a)	404,590	12,562,520
Advent Software, Inc. (a)(d)	32,795	855,622
American Software, Inc. Class A	7,785	61,969
ANSYS, Inc. (a)	71,510	4,424,681
Ariba, Inc. (a)	79,980	3,593,501
Aspen Technology, Inc. (a)	68,551	1,514,977
Autodesk, Inc. (a)	171,089	5,478,270
Blackbaud, Inc.	29,935	773,820
BMC Software, Inc. (a)	131,423	5,561,821
Bottomline Technologies, Inc. (a)(d)	23,633	422,558
BroadSoft, Inc. (a)	20,047	547,484
BSQUARE Corp. (a)	11,182	29,632
CA, Inc. (d)	338,255	8,412,402
Cadence Design Systems, Inc. (a)(d)	209,415	2,136,033
Callidus Software, Inc. (a)	12,639	63,069
Citrix Systems, Inc. (a)	169,780	12,407,522
CommVault Systems, Inc. (a)(d)	36,151	1,694,397
Compuware Corp. (a)	146,255	1,316,295
Concur Technologies, Inc. (a)(d)	32,419	2,005,115
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Datawatch Corp. (a)	1,950	$ 25,058
Deltek, Inc. (a)(d)	2,618	27,463
Digimarc Corp.	1,836	45,129
Ebix, Inc. (d)	31,393	546,238
Electronic Arts, Inc. (a)	253,268	3,449,510
Ellie Mae, Inc. (a)	10,964	178,165
Envivio, Inc.	6,801	57,060
EPIQ Systems, Inc. (d)	38,746	427,368
ePlus, Inc. (a)	762	23,950
Evolving Systems, Inc.	4,973	27,451
FactSet Research Systems, Inc.	29,192	3,077,713
Fair Isaac Corp.	37,437	1,522,188
FalconStor Software, Inc. (a)	21,866	58,601
Fonix Corp. (a)	1	0
Fortinet, Inc. (a)	124,790	2,651,788
Glu Mobile, Inc. (a)(d)	27,012	124,795
GSE Systems, Inc. (a)	388	869
Guidance Software, Inc. (a)	3,531	28,954
Guidewire Software, Inc.	5,991	155,227
Imperva, Inc.	3,643	93,662
Infoblox, Inc.	6,361	125,884
Informatica Corp. (a)(d)	99,837	4,136,247
Interactive Intelligence Group, Inc. (a)	8,029	207,148
Intuit, Inc.	214,635	12,068,926
JDA Software Group, Inc. (a)(d)	38,809	1,074,233
Jive Software, Inc.	9,842	164,854
Kenexa Corp. (a)(d)	15,879	463,190
Majesco Entertainment Co. (a)(d)	19,952	40,303
Manhattan Associates, Inc. (a)	20,570	977,075
Marlborough Software Development Holdings, Inc.	5,202	4,110
Mentor Graphics Corp. (a)	80,500	1,135,050
MICROS Systems, Inc. (a)(d)	71,058	3,749,020
Microsoft Corp.	6,281,772	183,364,925
MicroStrategy, Inc. Class A (a)(d)	7,880	961,202
Mitek Systems, Inc. (a)(d)	15,896	33,700
Monotype Imaging Holdings, Inc. (a)(d)	14,180	194,266
Motricity, Inc. (a)(d)	42,402	27,137
NetScout Systems, Inc. (a)(d)	23,369	468,548
NetSol Technologies, Inc. (a)	101,658	48,796
NetSuite, Inc. (a)	19,234	902,459
Nuance Communications, Inc. (a)(d)	213,353	4,414,274
Opnet Technologies, Inc.	7,189	179,509
Oracle Corp.	3,241,815	85,810,843
Parametric Technology Corp. (a)	83,074	1,678,095
Peerless Systems Corp. (a)	172	654
Pegasystems, Inc.	16,328	506,005
Pervasive Software, Inc. (a)	4,203	29,841
Progress Software Corp. (a)(d)	47,192	907,030
Proofpoint, Inc.	5,296	75,574
PROS Holdings, Inc. (a)(d)	12,895	193,812

	Shares	Value
QAD, Inc. Class B	4,298	$ 53,725
QLIK Technologies, Inc. (a)	54,045	1,228,443
Quest Software, Inc. (a)	39,589	989,725
RealPage, Inc. (a)	20,932	373,636
Red Hat, Inc. (a)	168,604	8,662,874
Rosetta Stone, Inc. (a)(d)	8,315	114,747
Rovi Corp. (a)	86,281	2,107,845
salesforce.com, Inc. (a)(d)	100,616	13,947,390
SeaChange International, Inc. (a)	17,668	142,934
Smith Micro Software, Inc. (a)	41,455	66,743
SolarWinds, Inc. (a)	41,125	1,885,993
Solera Holdings, Inc.	55,386	2,459,138
Sonic Foundry, Inc. (a)	155	1,099
Sourcefire, Inc. (a)(d)	26,600	1,467,256
Splunk, Inc.	11,803	384,306
SRS Labs, Inc. (a)	6,521	59,015
SS&C Technologies Holdings, Inc. (a)	18,752	442,172
Symantec Corp. (a)	570,036	8,459,334
Synchronoss Technologies, Inc. (a)(d)	29,419	526,894
Synopsys, Inc. (a)	144,793	4,278,633
Take-Two Interactive Software, Inc. (a)	62,163	716,118
Tangoe, Inc. (a)	62,161	1,200,329
TeleCommunication Systems, Inc. Class A (a)(d)	49,377	73,078
TeleNav, Inc. (a)	12,035	72,330
THQ, Inc. (a)(d)	76,823	50,703
TIBCO Software, Inc. (a)	129,577	3,466,185
TiVo, Inc. (a)	82,213	702,099
Tyler Technologies, Inc. (a)(d)	30,080	1,121,984
Ultimate Software Group, Inc. (a)(d)	18,004	1,446,261
Vasco Data Security International, Inc. (a)(d)	30,246	211,420
Verint Systems, Inc. (a)	23,323	669,837
Versant Corp. (a)	1,506	14,608
VirnetX Holding Corp. (a)(d)	42,196	1,406,815
VMware, Inc. Class A (a)	65,012	6,046,766
Wave Systems Corp. Class A (a)(d)	52,444	52,444
Websense, Inc. (a)(d)	31,243	580,495
Zynga, Inc. (d)	81,974	513,157
		452,210,936
TOTAL INFORMATION TECHNOLOGY		2,301,818,107
MATERIALS - 3.8%
Chemicals - 2.4%
A. Schulman, Inc. (d)	30,292	647,340
ADA-ES, Inc. (a)(d)	14,209	372,134
Air Products & Chemicals, Inc.	180,906	14,298,810
Airgas, Inc.	49,779	4,321,315
Albemarle Corp.	65,910	4,000,737
American Pacific Corp. (a)	688	5,958
American Vanguard Corp. (d)	23,997	646,719
Arabian American Development Co. (a)	28,770	284,823
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Ashland, Inc.	50,811	$ 3,248,347
Balchem Corp. (d)	26,952	782,686
Cabot Corp.	41,807	1,580,305
Calgon Carbon Corp. (a)(d)	83,129	1,111,435
Celanese Corp. Class A	137,957	5,492,068
CF Industries Holdings, Inc.	57,647	9,855,331
Chase Corp.	859	9,870
Chemtura Corp. (a)	73,070	1,104,088
Clean Diesel Technologies, Inc. (a)(d)	22,307	54,206
Core Molding Technologies, Inc. (a)	5,919	45,635
Cytec Industries, Inc.	34,436	2,082,001
Dow Chemical Co.	955,993	29,693,143
E.I. du Pont de Nemours & Co.	789,822	38,116,810
Eastman Chemical Co.	97,132	4,522,466
Ecolab, Inc.	229,294	14,493,674
Ferro Corp. (a)(d)	55,113	244,702
Flotek Industries, Inc. (a)	68,404	728,503
FMC Corp.	112,394	5,728,722
FutureFuel Corp.	9,540	93,874
Georgia Gulf Corp.	23,211	690,759
GSE Holding, Inc.	2,100	22,890
H.B. Fuller Co.	32,855	998,792
Hawkins, Inc. (d)	5,329	175,910
Huntsman Corp.	140,478	1,798,118
Innophos Holdings, Inc.	16,934	854,828
International Flavors & Fragrances, Inc. (d)	78,743	4,439,530
Intrepid Potash, Inc. (a)(d)	39,192	769,339
KMG Chemicals, Inc.	10,303	175,975
Koppers Holdings, Inc. (d)	22,254	781,338
Kraton Performance Polymers, Inc. (a)	20,094	383,996
Kronos Worldwide, Inc.	11,327	191,200
Landec Corp. (a)	25,874	189,139
LSB Industries, Inc. (a)(d)	18,952	527,245
LyondellBasell Industries NV Class A	305,150	12,041,219
Material Sciences Corp. (a)	4,565	36,840
Minerals Technologies, Inc.	26,077	1,649,892
Monsanto Co.	457,579	35,325,099
NewMarket Corp.	7,381	1,541,227
Olin Corp.	49,032	939,943
OM Group, Inc. (a)(d)	23,696	431,504
OMNOVA Solutions, Inc. (a)(d)	32,261	232,279
Penford Corp. (a)	6,469	51,623
PolyOne Corp.	70,747	935,983
PPG Industries, Inc.	128,276	13,268,869
Praxair, Inc.	243,959	25,918,204
Quaker Chemical Corp. (d)	14,473	604,827
Rockwood Holdings, Inc. (a)	49,361	2,389,072
RPM International, Inc.	90,249	2,378,964
Senomyx, Inc. (a)(d)	18,447	42,982
Sensient Technologies Corp. (d)	58,886	2,150,517

	Shares	Value
Sherwin-Williams Co.	72,360	$ 9,380,750
Sigma Aldrich Corp.	94,992	6,589,595
Solutia, Inc.	87,015	2,389,432
Spartech Corp. (a)	19,316	72,628
Stepan Co.	8,487	767,055
The Mosaic Co.	241,706	11,524,542
The Scotts Miracle-Gro Co. Class A (d)	29,091	1,255,858
TPC Group, Inc. (a)	11,175	353,018
Tredegar Corp.	24,439	331,148
Valhi, Inc.	16,022	227,192
Valspar Corp.	85,270	4,110,867
W.R. Grace & Co. (a)	43,184	2,267,160
Westlake Chemical Corp.	12,747	694,584
Zep, Inc.	16,526	231,695
Zoltek Companies, Inc. (a)(d)	40,249	336,079
		296,035,408
Construction Materials - 0.1%
Eagle Materials, Inc.	36,470	1,170,687
Headwaters, Inc. (a)	97,498	449,466
Martin Marietta Materials, Inc. (d)	41,456	2,797,036
Texas Industries, Inc. (d)	19,133	612,256
U.S. Concrete, Inc. (a)	13,793	67,724
Vulcan Materials Co. (d)	110,669	3,834,681
		8,931,850
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	6,511	224,825
Aptargroup, Inc.	41,303	2,092,823
Ball Corp.	152,556	6,097,663
Bemis Co., Inc.	87,122	2,645,024
Boise, Inc.	80,405	554,795
Crown Holdings, Inc. (a)	122,457	4,174,559
Graphic Packaging Holding Co. (a)	184,468	913,117
Greif, Inc. Class A (d)	29,099	1,272,790
MOD-PAC Corp. (sub. vtg.) (a)	989	5,350
Myers Industries, Inc.	17,337	291,608
Owens-Illinois, Inc. (a)	119,395	2,332,978
Packaging Corp. of America	74,757	2,005,730
Rock-Tenn Co. Class A	52,638	2,715,594
Sealed Air Corp.	144,059	2,254,523
Silgan Holdings, Inc.	35,329	1,476,752
Sonoco Products Co.	69,472	2,137,653
UFP Technologies, Inc. (a)	1,379	22,423
		31,218,207
Metals & Mining - 0.9%
A.M. Castle & Co. (a)(d)	15,455	169,541
AK Steel Holding Corp. (d)	121,218	730,945
Alcoa, Inc.	933,375	7,980,356
Allegheny Technologies, Inc.	77,522	2,490,007
Allied Nevada Gold Corp. (a)(d)	71,333	1,850,378
Amcol International Corp.	23,278	653,646
Carpenter Technology Corp.	37,349	1,682,946
Century Aluminum Co. (a)(d)	49,996	353,972
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Cliffs Natural Resources, Inc.	111,547	$ 5,329,716
Coeur d'Alene Mines Corp. (a)	98,197	1,659,529
Commercial Metals Co. (d)	82,162	959,652
Compass Minerals International, Inc.	22,090	1,571,924
Comstock Mining, Inc. (a)	21,841	44,119
Freeport-McMoRan Copper & Gold, Inc.	756,969	24,253,287
Friedman Industries	2,001	20,430
General Moly, Inc. (a)(d)	49,482	122,715
Globe Specialty Metals, Inc.	35,832	419,951
Golden Minerals Co. (a)(d)	55,854	194,372
Handy & Harman Ltd. (a)	4,348	57,654
Haynes International, Inc.	8,639	440,589
Hecla Mining Co. (d)	230,709	980,513
Horsehead Holding Corp. (a)	39,520	350,147
Kaiser Aluminum Corp. (d)	16,273	780,941
Materion Corp.	22,336	493,402
McEwen Mining, Inc. (a)(d)	189,417	447,024
Metals USA Holdings Corp. (a)	10,388	150,834
Mines Management, Inc. (a)(d)	12,500	16,875
Molycorp, Inc. (a)(d)	58,839	1,157,952
Newmont Mining Corp.	416,818	19,657,137
Noranda Aluminium Holding Corp.	34,612	266,166
Nucor Corp.	219,158	7,837,090
Olympic Steel, Inc.	9,587	158,952
Reliance Steel & Aluminum Co.	58,834	2,777,553
Royal Gold, Inc.	42,217	2,855,558
RTI International Metals, Inc. (a)(d)	27,976	587,216
Schnitzer Steel Inds, Inc. Class A (d)	16,509	430,555
Silver Bull Resources, Inc. (a)(d)	34,716	16,490
Solitario Exploration & Royalty Corp. (a)	7,900	8,261
Southern Copper Corp. (d)	179,220	5,098,809
Steel Dynamics, Inc.	161,462	1,701,809
Stillwater Mining Co. (a)(d)	84,322	715,894
SunCoke Energy, Inc. (a)	54,343	762,976
Synalloy Corp.	602	7,043
Titanium Metals Corp.	121,957	1,400,066
U.S. Silica Holdings, Inc. (d)	9,838	119,728
United States Steel Corp. (d)	106,473	2,161,402
Universal Stainless & Alloy Products, Inc. (a)(d)	4,997	201,079
Vista Gold Corp. (a)(d)	30,419	87,911
Walter Energy, Inc.	48,123	2,331,559
Worthington Industries, Inc.	42,754	694,753
		105,241,424
Paper & Forest Products - 0.2%
Buckeye Technologies, Inc.	38,686	1,071,989
Clearwater Paper Corp. (a)	22,216	696,249
Deltic Timber Corp.	13,533	752,570
Domtar Corp.	31,471	2,489,671
Glatfelter (d)	36,975	560,171

	Shares	Value
International Paper Co.	320,065	$ 9,345,898
Kapstone Paper & Packaging Corp. (a)	27,514	424,816
Louisiana-Pacific Corp. (a)(d)	87,254	821,933
MeadWestvaco Corp.	148,558	4,085,345
Neenah Paper, Inc.	13,754	358,429
Resolute Forest Products (a)(d)	75,864	858,022
Schweitzer-Mauduit International, Inc.	12,453	833,106
Verso Paper Corp. (a)	16,407	18,868
Wausau-Mosinee Paper Corp. (d)	43,988	405,129
		22,722,196
TOTAL MATERIALS		464,149,085
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.6%
8x8, Inc. (a)(d)	89,195	360,348
AboveNet, Inc. (a)	19,425	1,618,491
Alaska Communication Systems Group, Inc. (d)	135,810	268,904
Allegiance Telecom, Inc. (a)	7,100	0
AT&T, Inc.	4,952,812	169,237,586
Atlantic Tele-Network, Inc. (d)	16,949	557,622
Cbeyond, Inc. (a)	59,758	353,767
CenturyLink, Inc.	515,624	20,222,773
Cincinnati Bell, Inc. New (a)(d)	146,179	517,474
Cogent Communications Group, Inc. (a)	64,769	1,149,002
Consolidated Communications Holdings, Inc. (d)	53,087	783,033
Elephant Talk Communication, Inc. (a)(d)	40,052	90,117
FairPoint Communications, Inc. (a)(d)	43,838	238,479
Frontier Communications Corp. (d)	749,270	2,802,270
General Communications, Inc. Class A (a)	33,964	215,332
Globalstar, Inc. (a)(d)	127,148	46,104
Hawaiian Telcom Holdco, Inc. (a)(d)	11,736	220,637
HickoryTech Corp.	2,523	24,145
IDT Corp. Class B	44,765	370,654
inContact, Inc. (a)	21,298	111,389
Iridium Communications, Inc. (a)	61,404	521,320
Level 3 Communications, Inc. (a)	169,435	3,597,105
Lumos Networks Corp.	15,837	162,329
Neutral Tandem, Inc. (a)	28,172	382,294
ORBCOMM, Inc. (a)(d)	20,031	65,301
Premiere Global Services, Inc. (a)	64,433	538,660
Primus Telecommunications Group, Inc. (a)	10,437	165,218
SureWest Communications	15,725	335,257
Towerstream Corp. (a)(d)	39,383	142,960
tw telecom, inc. (a)(d)	116,186	2,694,353
Verizon Communications, Inc.	2,364,464	98,456,281
Vonage Holdings Corp. (a)	140,662	257,411
Windstream Corp. (d)	409,769	3,835,438
		310,342,054
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc.	15,589	$ 149,343
Clearwire Corp. Class A (a)(d)	187,420	226,778
Crown Castle International Corp. (a)	200,829	10,965,263
Leap Wireless International, Inc. (a)(d)	51,525	297,299
MetroPCS Communications, Inc. (a)	322,874	2,066,394
NII Holdings, Inc. (a)(d)	127,490	1,468,685
NTELOS Holdings Corp.	10,948	209,545
SBA Communications Corp. Class A (a)	92,613	4,811,245
Shenandoah Telecommunications Co.	22,919	244,317
Sprint Nextel Corp. (a)	2,227,579	5,724,878
Telephone & Data Systems, Inc.	73,288	1,454,767
U.S. Cellular Corp. (a)(d)	27,310	1,021,121
USA Mobility, Inc.	43,148	535,898
		29,175,533
TOTAL TELECOMMUNICATION SERVICES		339,517,587
UTILITIES - 3.7%
Electric Utilities - 2.0%
Allete, Inc.	33,215	1,297,046
American Electric Power Co., Inc.	402,050	15,482,946
Central Vermont Public Service Corp.	19,324	678,466
Cleco Corp. (d)	54,483	2,225,086
Duke Energy Corp.	1,120,845	24,636,173
Edison International	276,732	12,441,871
El Paso Electric Co. (d)	44,691	1,371,567
Empire District Electric Co.	52,048	1,043,562
Entergy Corp.	153,247	9,889,029
Exelon Corp.	739,400	27,343,012
FirstEnergy Corp. (d)	351,230	16,434,052
Great Plains Energy, Inc.	94,773	1,887,878
Hawaiian Electric Industries, Inc. (d)	99,172	2,738,139
IDACORP, Inc.	35,161	1,381,476
ITC Holdings Corp.	54,901	3,785,424
MGE Energy, Inc.	22,576	1,018,855
NextEra Energy, Inc.	354,737	23,178,516
Northeast Utilities	270,552	9,742,578
NV Energy, Inc.	181,962	3,147,943
OGE Energy Corp.	87,987	4,684,428
Otter Tail Corp.	43,707	923,529
Pepco Holdings, Inc.	155,532	2,964,440
Pinnacle West Capital Corp.	77,059	3,805,173
PNM Resources, Inc. (d)	67,114	1,251,676
Portland General Electric Co. (d)	65,957	1,658,819
PPL Corp.	518,259	14,184,749
Progress Energy, Inc.	246,972	13,539,005
Southern Co.	691,227	31,734,232
UIL Holdings Corp.	34,543	1,167,899
Unitil Corp.	19,695	524,084

	Shares	Value
UNS Energy Corp.	32,111	$ 1,203,841
Westar Energy, Inc.	91,818	2,627,831
		239,993,325
Gas Utilities - 0.3%
AGL Resources, Inc.	88,617	3,321,365
Atmos Energy Corp.	80,528	2,668,698
Chesapeake Utilities Corp.	10,363	437,940
Delta Natural Gas Co., Inc.	3,078	58,636
Gas Natural, Inc.	3,100	32,333
Laclede Group, Inc.	27,494	1,047,796
National Fuel Gas Co. (d)	58,875	2,545,166
New Jersey Resources Corp.	32,715	1,373,376
Northwest Natural Gas Co. (d)	34,699	1,608,299
ONEOK, Inc.	82,311	6,830,990
Piedmont Natural Gas Co., Inc. (d)	66,004	2,001,241
Questar Corp.	122,563	2,459,839
South Jersey Industries, Inc.	25,563	1,237,505
Southwest Gas Corp.	38,877	1,632,056
UGI Corp.	77,479	2,222,098
WGL Holdings, Inc. (d)	35,927	1,399,357
		30,876,695
Independent Power Producers & Energy Traders - 0.1%
Black Hills Corp.	38,823	1,249,324
Calpine Corp. (a)	290,000	4,872,000
Dynegy, Inc. (a)(d)	77,498	37,199
Genie Energy Ltd. Class B	11,430	76,467
GenOn Energy, Inc. (a)	573,550	986,506
NRG Energy, Inc. (a)(d)	189,652	2,905,469
Ormat Technologies, Inc.	29,840	606,050
Tegal Corp. (a)	87	311
The AES Corp. (a)	613,866	7,421,640
		18,154,966
Multi-Utilities - 1.2%
Alliant Energy Corp.	75,902	3,316,158
Ameren Corp.	176,734	5,710,276
Avista Corp.	62,033	1,576,259
CenterPoint Energy, Inc.	340,092	6,880,061
CH Energy Group, Inc. (d)	22,364	1,467,749
CMS Energy Corp.	175,000	4,077,500
Consolidated Edison, Inc.	240,766	14,532,636
Dominion Resources, Inc.	455,703	23,723,898
DTE Energy Co.	125,312	7,121,481
Integrys Energy Group, Inc.	53,328	2,885,045
MDU Resources Group, Inc.	139,832	3,142,025
NiSource, Inc.	245,673	6,163,936
NorthWestern Energy Corp.	42,329	1,503,103
PG&E Corp.	338,723	14,802,195
Public Service Enterprise Group, Inc.	394,091	12,291,698
SCANA Corp.	113,750	5,340,563
Sempra Energy	187,313	12,177,218
TECO Energy, Inc.	132,305	2,302,107
Vectren Corp.	57,016	1,671,709
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - continued
Wisconsin Energy Corp.	171,718	$ 6,497,809
Xcel Energy, Inc. (d)	428,748	12,013,519
		149,196,945
Water Utilities - 0.1%
American States Water Co. (d)	26,442	972,801
American Water Works Co., Inc.	158,388	5,418,453
Aqua America, Inc. (d)	94,472	2,182,303
Artesian Resources Corp. Class A	8,755	163,368
Cadiz, Inc. (a)(d)	5,759	43,538
California Water Service Group (d)	51,749	900,950
Connecticut Water Service, Inc.	5,010	139,228
Middlesex Water Co.	5,464	99,554
Pure Cycle Corp. (a)	13,598	30,052
SJW Corp.	10,920	252,470
York Water Co.	4,047	68,880
		10,271,597
TOTAL UTILITIES		448,493,528
TOTAL COMMON STOCKS (Cost $10,991,243,261)		12,035,661,161
Nonconvertible Bonds - 0.0%
	Principal Amount
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 0% 12/31/15 (Cost $22,631)	$ 22,600	19,621
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.09% to 0.11% 7/19/12 to 9/13/12 (e) (Cost $12,996,856)	13,000,000	12,997,973
Money Market Funds - 9.2%
	Shares	Value
Fidelity Cash Central Fund, 0.17% (b)	152,053,076	$ 152,053,076
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	965,917,771	965,917,771
TOTAL MONEY MARKET FUNDS (Cost $1,117,970,847)		1,117,970,847
TOTAL INVESTMENT PORTFOLIO - 107.8% (Cost $12,122,233,595)		13,166,649,602
NET OTHER ASSETS (LIABILITIES) - (7.8)%		(949,133,529)
NET ASSETS - 100%		$ 12,217,516,073
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
910 CME E-mini S&P 500 Index Contracts	June 2012	$ 59,568,600	$ (1,593,993)
120 CME E-mini S&P Midcap 400 Index Contracts	June 2012	11,097,600	(337,307)
285 CME S&P 500 Index Contracts	June 2012	93,280,500	(1,831,708)
296 E-mini Russell 2000 Index Contracts	June 2012	22,528,560	(698,240)
TOTAL EQUITY INDEX CONTRACTS		$ 186,475,260	$ (4,461,248)

The face value of futures purchased as a percentage of net assets is 1.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $11,498,309.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 58,497
Fidelity Securities Lending Cash Central Fund	1,723,375
Total	$ 1,781,872
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,475,522,953	$ 1,475,518,862	$ 4,091	$ -
Consumer Staples	1,201,998,033	1,201,998,033	-	-
Energy	1,188,096,568	1,188,096,568	-	-
Financials	1,873,411,562	1,873,386,208	23,764	1,590
Health Care	1,427,803,495	1,427,803,495	-	-
Industrials	1,314,850,243	1,314,850,243	-	-
Information Technology	2,301,818,107	2,301,818,107	-	-
Materials	464,149,085	464,149,085	-	-
Telecommunication Services	339,517,587	339,517,587	-	-
Utilities	448,493,528	448,493,528	-	-
Corporate Bonds	19,621	-	19,621	-
U.S. Government and Government Agency Obligations	12,997,973	-	12,997,973	-
Money Market Funds	1,117,970,847	1,117,970,847	-	-
Total Investments in Securities:	$ 13,166,649,602	$ 13,153,602,563	$ 13,045,449	$ 1,590
Derivative Instruments:
Liabilities
Futures Contracts	$ (4,461,248)	$ (4,461,248)	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,643
Total Realized Gain (Loss)	(1,090)
Total Unrealized Gain (Loss)	1,037
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,590
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2012	$ (53)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $12,161,557,969. Net unrealized appreciation aggregated $1,005,091,633, of which $2,699,912,790 related to appreciated investment securities and $1,694,821,157 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Spartan ® 500 Index Fund

May 31, 2012

1.816023.107

UEI-QTLY-0712

Investments May 31, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.1%
Auto Components - 0.3%
BorgWarner, Inc. (a)(d)	419,118	$ 30,072
Johnson Controls, Inc.	2,489,367	75,030
The Goodyear Tire & Rubber Co. (a)(d)	894,297	9,345
		114,447
Automobiles - 0.4%
Ford Motor Co.	13,898,469	146,768
Harley-Davidson, Inc.	835,788	40,268
		187,036
Distributors - 0.1%
Genuine Parts Co.	569,623	35,886
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	411,320	13,088
DeVry, Inc. (d)	218,453	5,970
H&R Block, Inc.	1,071,069	16,355
		35,413
Hotels, Restaurants & Leisure - 2.0%
Carnival Corp. unit (d)	1,656,272	53,150
Chipotle Mexican Grill, Inc. (a)(d)	114,318	47,221
Darden Restaurants, Inc. (d)	469,689	24,297
International Game Technology	1,087,889	15,557
Marriott International, Inc. Class A (d)	976,700	37,808
McDonald's Corp.	3,724,628	332,758
Starbucks Corp.	2,755,013	151,223
Starwood Hotels & Resorts Worldwide, Inc.	717,114	37,899
Wyndham Worldwide Corp.	533,695	26,578
Wynn Resorts Ltd.	290,410	29,924
Yum! Brands, Inc. (d)	1,683,630	118,460
		874,875
Household Durables - 0.2%
D.R. Horton, Inc. (d)	1,019,658	16,926
Harman International Industries, Inc.	256,654	10,066
Leggett & Platt, Inc.	512,026	10,645
Lennar Corp. Class A (d)	593,510	16,197
Newell Rubbermaid, Inc.	1,054,614	19,405
PulteGroup, Inc. (a)(d)	1,231,217	11,524
Whirlpool Corp.	280,145	17,335
		102,098
Internet & Catalog Retail - 1.0%
Amazon.com, Inc. (a)	1,331,264	283,439
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
Expedia, Inc.	346,986	$ 15,923
Netflix, Inc. (a)(d)	202,654	12,856
Priceline.com, Inc. (a)	182,104	113,904
TripAdvisor, Inc. (a)	346,508	14,858
		440,980
Leisure Equipment & Products - 0.1%
Hasbro, Inc. (d)	423,373	14,996
Mattel, Inc. (d)	1,239,638	38,590
		53,586
Media - 3.2%
Cablevision Systems Corp. - NY Group Class A (d)	792,418	9,065
CBS Corp. Class B	2,373,553	75,764
Comcast Corp. Class A	9,860,448	285,066
DIRECTV (a)(d)	2,472,955	109,923
Discovery Communications, Inc. (a)(d)	945,324	47,361
Gannett Co., Inc.	866,413	11,315
Interpublic Group of Companies, Inc.	1,631,331	16,950
McGraw-Hill Companies, Inc.	1,016,582	44,099
News Corp. Class A	7,870,969	151,123
Omnicom Group, Inc.	997,585	47,565
Scripps Networks Interactive, Inc. Class A	349,102	19,120
The Walt Disney Co. (d)	6,554,257	299,595
Time Warner Cable, Inc.	1,148,542	86,600
Time Warner, Inc.	3,545,747	122,222
Viacom, Inc. Class B (non-vtg.)	1,975,210	94,277
Washington Post Co. Class B	17,548	6,121
		1,426,166
Multiline Retail - 0.9%
Big Lots, Inc. (a)(d)	239,896	8,816
Dollar Tree, Inc. (a)	435,247	44,909
Family Dollar Stores, Inc.	430,640	29,176
JCPenney Co., Inc. (d)	528,964	13,875
Kohl's Corp.	926,740	42,463
Macy's, Inc.	1,514,635	57,632
Nordstrom, Inc.	584,541	27,690
Sears Holdings Corp. (a)(d)	139,937	6,913
Target Corp.	2,455,877	142,220
		373,694
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A	313,159	$ 10,503
AutoNation, Inc. (a)(d)	154,915	5,580
AutoZone, Inc. (a)(d)	99,704	37,913
Bed Bath & Beyond, Inc. (a)(d)	865,755	62,551
Best Buy Co., Inc.	1,037,633	19,424
CarMax, Inc. (a)(d)	828,573	23,374
GameStop Corp. Class A (d)	498,871	9,568
Gap, Inc.	1,214,222	32,177
Home Depot, Inc.	5,637,164	278,138
Limited Brands, Inc.	899,458	39,900
Lowe's Companies, Inc.	4,538,055	121,257
O'Reilly Automotive, Inc. (a)	465,562	44,596
Ross Stores, Inc.	836,084	52,866
Staples, Inc. (d)	2,538,174	33,352
Tiffany & Co., Inc. (d)	464,256	25,715
TJX Companies, Inc.	2,758,231	117,114
Urban Outfitters, Inc. (a)(d)	406,033	11,357
		925,385
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	1,052,302	70,978
Fossil, Inc. (a)	189,796	13,885
NIKE, Inc. Class B	1,342,516	145,233
Ralph Lauren Corp.	236,343	35,168
VF Corp.	319,506	45,063
		310,327
TOTAL CONSUMER DISCRETIONARY		4,879,893
CONSUMER STAPLES - 11.2%
Beverages - 2.7%
Beam, Inc.	573,094	34,707
Brown-Forman Corp. Class B (non-vtg.)	363,246	31,668
Coca-Cola Enterprises, Inc.	1,098,221	30,047
Constellation Brands, Inc. Class A (sub. vtg.) (a)	593,988	11,458
Dr Pepper Snapple Group, Inc.	775,507	31,997
Molson Coors Brewing Co. Class B	574,321	22,083
PepsiCo, Inc.	5,743,482	389,695
The Coca-Cola Co.	8,276,023	618,467
		1,170,122
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	1,590,436	$ 137,398
CVS Caremark Corp.	4,762,504	214,027
Kroger Co.	2,101,799	46,261
Safeway, Inc. (d)	879,088	16,720
Sysco Corp. (d)	2,137,636	59,661
Wal-Mart Stores, Inc.	6,386,904	420,386
Walgreen Co.	3,194,199	97,487
Whole Foods Market, Inc.	593,522	52,592
		1,044,532
Food Products - 1.9%
Archer Daniels Midland Co.	2,419,442	77,132
Campbell Soup Co. (d)	652,684	20,690
ConAgra Foods, Inc.	1,508,725	37,944
Dean Foods Co. (a)	673,706	10,537
General Mills, Inc.	2,357,342	90,239
H.J. Heinz Co. (d)	1,169,769	62,091
Hormel Foods Corp. (d)	502,072	15,017
Kellogg Co.	901,179	43,960
Kraft Foods, Inc. Class A	6,466,034	247,455
McCormick & Co., Inc. (non-vtg.) (d)	486,530	27,421
Mead Johnson Nutrition Co. Class A	744,746	60,131
Sara Lee Corp.	2,163,318	45,213
The Hershey Co.	560,780	37,494
The J.M. Smucker Co.	414,557	31,738
Tyson Foods, Inc. Class A	1,065,902	20,647
		827,709
Household Products - 2.1%
Clorox Co. (d)	474,657	32,656
Colgate-Palmolive Co.	1,753,708	172,389
Kimberly-Clark Corp.	1,439,613	114,233
Procter & Gamble Co.	10,072,213	627,398
		946,676
Personal Products - 0.1%
Avon Products, Inc.	1,575,901	26,081
Estee Lauder Companies, Inc. Class A	822,265	44,526
		70,607
Tobacco - 2.0%
Altria Group, Inc.	7,480,540	240,799
Lorillard, Inc.	482,693	59,661
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Tobacco - continued
Philip Morris International, Inc.	6,296,499	$ 532,117
Reynolds American, Inc.	1,221,956	51,127
		883,704
TOTAL CONSUMER STAPLES		4,943,350
ENERGY - 10.5%
Energy Equipment & Services - 1.7%
Baker Hughes, Inc.	1,600,098	66,772
Cameron International Corp. (a)	900,202	41,130
Diamond Offshore Drilling, Inc. (d)	254,195	14,789
FMC Technologies, Inc. (a)(d)	874,250	35,180
Halliburton Co.	3,375,139	101,457
Helmerich & Payne, Inc.	392,687	17,789
Nabors Industries Ltd. (a)	1,055,633	14,304
National Oilwell Varco, Inc.	1,551,291	103,549
Noble Corp. (d)	922,133	28,835
Rowan Companies PLC (a)(d)	451,900	13,557
Schlumberger Ltd.	4,877,312	308,490
		745,852
Oil, Gas & Consumable Fuels - 8.8%
Alpha Natural Resources, Inc. (a)	804,559	8,432
Anadarko Petroleum Corp.	1,822,638	111,181
Apache Corp.	1,405,378	114,370
Cabot Oil & Gas Corp.	767,290	24,968
Chesapeake Energy Corp. (d)	2,422,604	40,942
Chevron Corp.	7,229,319	710,714
ConocoPhillips	4,679,547	244,085
CONSOL Energy, Inc. (d)	830,428	23,318
Denbury Resources, Inc. (a)(d)	1,427,176	21,579
Devon Energy Corp.	1,477,703	87,953
EOG Resources, Inc.	983,985	97,710
EQT Corp.	546,651	25,354
Exxon Mobil Corp.	17,235,178	1,355,202
Hess Corp.	1,106,462	48,352
Kinder Morgan Holding Co. LLC	1,620,517	55,405
Marathon Oil Corp.	2,574,098	64,121
Marathon Petroleum Corp.	1,271,145	45,850
Murphy Oil Corp.	708,964	33,052
Newfield Exploration Co. (a)	484,468	14,515
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Noble Energy, Inc.	647,034	$ 54,648
Occidental Petroleum Corp.	2,965,848	235,103
Peabody Energy Corp.	995,593	23,257
Phillips 66 (a)	2,339,773	70,263
Pioneer Natural Resources Co. (d)	450,734	43,586
QEP Resources, Inc.	649,070	17,084
Range Resources Corp. (d)	577,200	33,154
Southwestern Energy Co. (a)(d)	1,276,379	35,777
Spectra Energy Corp.	2,381,111	68,362
Sunoco, Inc.	390,606	18,144
Tesoro Corp. (a)	508,343	11,245
Valero Energy Corp.	2,029,761	42,828
Williams Companies, Inc. (d)	2,287,868	69,849
WPX Energy, Inc.	726,337	10,655
		3,861,058
TOTAL ENERGY		4,606,910
FINANCIALS - 14.1%
Capital Markets - 1.8%
Ameriprise Financial, Inc.	811,434	38,884
Bank of New York Mellon Corp.	4,405,654	89,699
BlackRock, Inc. Class A	467,737	79,889
Charles Schwab Corp. (d)	3,951,658	49,238
E*TRADE Financial Corp. (a)	928,534	7,883
Federated Investors, Inc. Class B (non-vtg.) (d)	337,664	6,784
Franklin Resources, Inc. (d)	521,172	55,656
Goldman Sachs Group, Inc.	1,809,751	173,193
Invesco Ltd.	1,631,498	35,485
Legg Mason, Inc.	454,752	11,573
Morgan Stanley	5,571,273	74,432
Northern Trust Corp.	881,703	38,072
State Street Corp.	1,783,954	73,517
T. Rowe Price Group, Inc.	926,933	53,382
		787,687
Commercial Banks - 2.9%
BB&T Corp.	2,549,608	77,049
Comerica, Inc.	722,676	21,984
Fifth Third Bancorp	3,363,803	44,907
First Horizon National Corp.	937,574	7,951
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Huntington Bancshares, Inc.	3,160,835	$ 20,672
KeyCorp	3,484,933	26,137
M&T Bank Corp.	462,238	37,589
PNC Financial Services Group, Inc.	1,929,197	118,491
Regions Financial Corp.	5,167,075	32,501
SunTrust Banks, Inc.	1,946,665	44,618
U.S. Bancorp	6,987,833	217,391
Wells Fargo & Co.	19,283,046	618,022
Zions Bancorporation	673,394	12,815
		1,280,127
Consumer Finance - 0.9%
American Express Co.	3,711,022	207,186
Capital One Financial Corp.	2,023,790	103,962
Discover Financial Services	1,938,108	64,171
SLM Corp.	1,862,475	26,019
		401,338
Diversified Financial Services - 2.7%
Bank of America Corp.	39,245,911	288,457
Citigroup, Inc. (d)	10,709,453	283,908
CME Group, Inc.	242,967	62,581
IntercontinentalExchange, Inc. (a)	265,446	32,504
JPMorgan Chase & Co.	13,959,219	462,748
Leucadia National Corp.	724,453	14,721
Moody's Corp. (d)	717,283	26,245
NYSE Euronext	944,544	22,962
The NASDAQ Stock Market, Inc.	456,504	9,988
		1,204,114
Insurance - 3.5%
ACE Ltd.	1,232,892	89,175
AFLAC, Inc.	1,708,072	68,460
Allstate Corp.	1,822,149	61,844
American International Group, Inc. (a)	2,337,784	68,217
Aon PLC	1,189,105	55,293
Assurant, Inc.	319,971	10,681
Berkshire Hathaway, Inc. Class B (a)	6,429,349	510,233
Cincinnati Financial Corp. (d)	593,425	21,411
Genworth Financial, Inc. Class A (a)	1,796,883	9,416
Hartford Financial Services Group, Inc.	1,609,846	27,078
Lincoln National Corp. (d)	1,065,331	22,020
Loews Corp.	1,117,259	43,450
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	1,987,152	$ 63,549
MetLife, Inc. (d)	3,877,387	113,258
Principal Financial Group, Inc.	1,102,348	27,074
Progressive Corp. (d)	2,236,142	48,591
Prudential Financial, Inc.	1,718,684	79,833
The Chubb Corp. (d)	991,450	71,454
The Travelers Companies, Inc.	1,437,375	89,822
Torchmark Corp. (d)	366,361	17,094
Unum Group	1,062,710	21,201
XL Group PLC Class A	1,154,323	23,571
		1,542,725
Real Estate Investment Trusts - 2.1%
American Tower Corp.	1,439,729	93,410
Apartment Investment & Management Co. Class A	483,222	13,081
AvalonBay Communities, Inc.	348,158	48,655
Boston Properties, Inc.	542,226	55,811
Equity Residential (SBI)	1,097,913	67,082
HCP, Inc. (d)	1,497,525	61,159
Health Care REIT, Inc.	768,928	42,652
Host Hotels & Resorts, Inc. (d)	2,587,390	39,484
Kimco Realty Corp.	1,488,229	26,714
Plum Creek Timber Co., Inc.	590,229	21,543
Prologis, Inc.	1,678,363	53,674
Public Storage	519,877	69,388
Simon Property Group, Inc.	1,119,883	165,205
Ventas, Inc.	1,056,497	62,143
Vornado Realty Trust	676,796	55,443
Weyerhaeuser Co.	1,961,862	39,061
		914,505
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	1,199,238	19,727
Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	1,929,181	11,961
People's United Financial, Inc. (d)	1,313,429	15,275
		27,236
TOTAL FINANCIALS		6,177,459
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 11.6%
Biotechnology - 1.4%
Alexion Pharmaceuticals, Inc. (a)	680,132	$ 61,600
Amgen, Inc.	2,894,087	201,197
Biogen Idec, Inc. (a)(d)	872,963	114,140
Celgene Corp. (a)	1,604,628	109,516
Gilead Sciences, Inc. (a)(d)	2,769,328	138,328
		624,781
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	2,049,057	103,723
Becton, Dickinson & Co.	768,299	56,186
Boston Scientific Corp. (a)	5,307,244	30,464
C.R. Bard, Inc.	307,386	29,875
CareFusion Corp. (a)	821,900	19,923
Covidien PLC	1,767,461	91,519
DENTSPLY International, Inc. (d)	519,411	19,218
Edwards Lifesciences Corp. (a)(d)	420,459	35,895
Intuitive Surgical, Inc. (a)(d)	143,712	75,176
Medtronic, Inc.	3,805,205	140,184
St. Jude Medical, Inc.	1,171,842	45,022
Stryker Corp. (d)	1,184,308	60,933
Varian Medical Systems, Inc. (a)(d)	413,168	24,236
Zimmer Holdings, Inc. (d)	651,355	39,505
		771,859
Health Care Providers & Services - 2.0%
Aetna, Inc.	1,281,333	52,394
AmerisourceBergen Corp.	942,840	34,876
Cardinal Health, Inc.	1,264,092	52,308
CIGNA Corp.	1,047,727	46,006
Coventry Health Care, Inc.	516,318	15,696
DaVita, Inc. (a)(d)	342,639	27,839
Express Scripts Holding Co. (a)	2,922,339	152,517
Humana, Inc.	599,898	45,826
Laboratory Corp. of America Holdings (a)(d)	355,439	29,601
McKesson Corp.	899,950	78,548
Patterson Companies, Inc. (d)	320,159	10,642
Quest Diagnostics, Inc. (d)	579,003	32,945
Tenet Healthcare Corp. (a)(d)	1,499,255	7,061
UnitedHealth Group, Inc.	3,821,196	213,108
WellPoint, Inc.	1,224,101	82,492
		881,859
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Technology - 0.1%
Cerner Corp. (a)(d)	533,623	$ 41,601
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	1,271,187	51,686
Life Technologies Corp. (a)(d)	651,882	26,668
PerkinElmer, Inc.	414,915	11,037
Thermo Fisher Scientific, Inc.	1,337,846	67,534
Waters Corp. (a)	325,673	25,982
		182,907
Pharmaceuticals - 5.9%
Abbott Laboratories	5,749,752	355,277
Allergan, Inc.	1,113,279	100,473
Bristol-Myers Squibb Co.	6,173,023	205,809
Eli Lilly & Co.	3,734,145	152,913
Forest Laboratories, Inc. (a)	970,991	33,985
Hospira, Inc. (a)(d)	602,413	18,831
Johnson & Johnson	10,038,131	626,681
Merck & Co., Inc.	11,131,246	418,312
Mylan, Inc. (a)(d)	1,561,200	33,831
Perrigo Co. (d)	341,187	35,446
Pfizer, Inc.	27,566,656	602,883
Watson Pharmaceuticals, Inc. (a)	465,014	33,151
		2,617,592
TOTAL HEALTH CARE		5,120,599
INDUSTRIALS - 10.3%
Aerospace & Defense - 2.5%
General Dynamics Corp.	1,304,817	83,521
Goodrich Corp.	460,026	57,857
Honeywell International, Inc.	2,835,330	157,814
L-3 Communications Holdings, Inc.	361,947	24,681
Lockheed Martin Corp.	974,848	80,717
Northrop Grumman Corp.	923,818	54,274
Precision Castparts Corp.	530,825	88,228
Raytheon Co.	1,242,850	62,540
Rockwell Collins, Inc.	543,500	27,376
Textron, Inc.	1,022,592	24,164
The Boeing Co.	2,726,933	189,822
United Technologies Corp.	3,328,255	246,657
		1,097,651
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	597,319	$ 34,800
Expeditors International of Washington, Inc.	775,521	29,664
FedEx Corp.	1,149,996	102,511
United Parcel Service, Inc. Class B	3,505,822	262,726
		429,701
Airlines - 0.1%
Southwest Airlines Co.	2,826,342	25,522
Building Products - 0.0%
Masco Corp. (d)	1,306,544	16,554
Commercial Services & Supplies - 0.4%
Avery Dennison Corp.	389,124	11,327
Cintas Corp. (d)	403,244	14,880
Iron Mountain, Inc. (d)	625,626	17,736
Pitney Bowes, Inc. (d)	730,579	9,965
R.R. Donnelley & Sons Co. (d)	652,730	7,023
Republic Services, Inc. (d)	1,150,285	30,322
Stericycle, Inc. (a)(d)	309,956	27,047
Waste Management, Inc.	1,687,140	54,731
		173,031
Construction & Engineering - 0.1%
Fluor Corp.	618,006	28,972
Jacobs Engineering Group, Inc. (a)(d)	469,872	16,690
Quanta Services, Inc. (a)	772,804	17,450
		63,112
Electrical Equipment - 0.6%
Cooper Industries PLC Class A	579,624	40,863
Emerson Electric Co.	2,685,666	125,609
Rockwell Automation, Inc.	520,703	37,756
Roper Industries, Inc. (d)	354,315	35,864
		240,092
Industrial Conglomerates - 2.6%
3M Co.	2,539,790	214,384
Danaher Corp.	2,092,094	108,726
General Electric Co.	38,693,256	738,654
Tyco International Ltd.	1,685,645	89,609
		1,151,373
Machinery - 1.9%
Caterpillar, Inc.	2,367,882	207,474
Cummins, Inc.	701,837	68,043
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
Deere & Co. (d)	1,469,387	$ 108,544
Dover Corp.	671,592	37,985
Eaton Corp.	1,223,922	52,213
Flowserve Corp. (d)	199,282	20,482
Illinois Tool Works, Inc.	1,769,052	99,332
Ingersoll-Rand PLC	1,087,437	44,922
Joy Global, Inc.	386,970	21,616
PACCAR, Inc. (d)	1,305,021	49,030
Pall Corp.	422,031	23,490
Parker Hannifin Corp. (d)	551,817	45,106
Snap-On, Inc.	213,534	12,921
Stanley Black & Decker, Inc.	620,002	41,075
Xylem, Inc.	675,490	17,110
		849,343
Professional Services - 0.1%
Dun & Bradstreet Corp.	174,509	11,792
Equifax, Inc.	438,250	19,796
Robert Half International, Inc.	519,784	14,772
		46,360
Road & Rail - 0.8%
CSX Corp.	3,847,906	80,383
Norfolk Southern Corp.	1,207,250	79,099
Ryder System, Inc.	187,116	8,085
Union Pacific Corp.	1,755,500	195,563
		363,130
Trading Companies & Distributors - 0.2%
Fastenal Co. (d)	1,079,769	47,758
W.W. Grainger, Inc. (d)	223,032	43,190
		90,948
TOTAL INDUSTRIALS		4,546,817
INFORMATION TECHNOLOGY - 19.6%
Communications Equipment - 1.9%
Cisco Systems, Inc.	19,695,152	321,622
F5 Networks, Inc. (a)	289,586	29,966
Harris Corp.	416,407	16,565
JDS Uniphase Corp. (a)(d)	840,476	8,531
Juniper Networks, Inc. (a)(d)	1,924,819	33,107
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Motorola Solutions, Inc.	1,075,936	$ 51,731
QUALCOMM, Inc.	6,185,133	354,470
		815,992
Computers & Peripherals - 5.7%
Apple, Inc. (a)	3,409,466	1,969,758
Dell, Inc. (a)(d)	5,584,011	68,851
EMC Corp. (a)	7,507,662	179,058
Hewlett-Packard Co.	7,226,969	163,908
Lexmark International, Inc. Class A	259,053	6,479
NetApp, Inc. (a)	1,327,372	39,503
SanDisk Corp. (a)	886,383	28,985
Western Digital Corp. (a)	855,457	26,853
		2,483,395
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	597,269	31,769
Corning, Inc.	5,565,152	72,291
FLIR Systems, Inc.	563,303	12,015
Jabil Circuit, Inc.	674,234	12,898
Molex, Inc.	502,128	11,584
TE Connectivity Ltd.	1,558,440	48,966
		189,523
Internet Software & Services - 1.8%
Akamai Technologies, Inc. (a)	650,179	19,076
eBay, Inc. (a)	4,188,301	164,140
Google, Inc. Class A (a)	927,380	538,678
VeriSign, Inc.	583,324	22,300
Yahoo!, Inc. (a)	4,438,404	67,641
		811,835
IT Services - 3.9%
Accenture PLC Class A	2,366,697	135,138
Automatic Data Processing, Inc.	1,793,925	93,553
Cognizant Technology Solutions Corp. Class A (a)	1,109,378	64,621
Computer Sciences Corp.	567,073	15,107
Fidelity National Information Services, Inc.	857,576	28,111
Fiserv, Inc. (a)(d)	506,790	34,173
IBM Corp.	4,236,964	817,310
MasterCard, Inc. Class A	388,602	157,971
Paychex, Inc. (d)	1,179,506	35,350
SAIC, Inc. (d)	1,010,653	11,228
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
IT Services - continued
Teradata Corp. (a)	612,144	$ 40,695
The Western Union Co.	2,268,421	37,202
Total System Services, Inc.	587,088	13,662
Visa, Inc. Class A	1,819,056	209,555
		1,693,676
Office Electronics - 0.1%
Xerox Corp.	4,870,401	35,164
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc. (a)(d)	2,145,529	13,045
Altera Corp.	1,178,853	39,385
Analog Devices, Inc.	1,089,104	39,611
Applied Materials, Inc.	4,721,339	48,771
Broadcom Corp. Class A	1,793,647	58,024
First Solar, Inc. (a)(d)	215,057	2,701
Intel Corp.	18,269,238	472,077
KLA-Tencor Corp.	609,704	27,943
Linear Technology Corp.	837,338	24,300
LSI Corp. (a)	2,072,570	13,783
Microchip Technology, Inc. (d)	702,316	21,786
Micron Technology, Inc. (a)(d)	3,612,234	21,095
Novellus Systems, Inc. (a)	258,295	10,804
NVIDIA Corp. (a)	2,233,020	27,756
Teradyne, Inc. (a)(d)	681,832	9,852
Texas Instruments, Inc.	4,186,903	119,243
Xilinx, Inc. (d)	957,472	30,610
		980,786
Software - 3.6%
Adobe Systems, Inc. (a)(d)	1,805,726	56,068
Autodesk, Inc. (a)(d)	826,066	26,451
BMC Software, Inc. (a)	600,540	25,415
CA, Inc. (d)	1,331,921	33,125
Citrix Systems, Inc. (a)	678,613	49,593
Electronic Arts, Inc. (a)	1,211,811	16,505
Intuit, Inc. (d)	1,078,412	60,639
Microsoft Corp.	27,307,999	797,120
Oracle Corp.	14,335,109	379,450
Red Hat, Inc. (a)	706,258	36,288
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - continued
salesforce.com, Inc. (a)(d)	497,321	$ 68,939
Symantec Corp. (a)	2,667,411	39,584
		1,589,177
TOTAL INFORMATION TECHNOLOGY		8,599,548
MATERIALS - 3.3%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	770,135	60,871
Airgas, Inc.	251,321	21,817
CF Industries Holdings, Inc.	239,431	40,933
Dow Chemical Co. (d)	4,334,636	134,634
E.I. du Pont de Nemours & Co. (d)	3,409,037	164,520
Eastman Chemical Co.	500,880	23,321
Ecolab, Inc.	1,065,108	67,325
FMC Corp. (d)	510,756	26,033
International Flavors & Fragrances, Inc. (d)	295,932	16,685
Monsanto Co.	1,957,876	151,148
PPG Industries, Inc.	555,859	57,498
Praxair, Inc.	1,091,217	115,931
Sherwin-Williams Co. (d)	316,166	40,988
Sigma Aldrich Corp.	441,493	30,626
The Mosaic Co.	1,088,942	51,921
		1,004,251
Construction Materials - 0.0%
Vulcan Materials Co. (d)	472,627	16,377
Containers & Packaging - 0.1%
Ball Corp.	570,888	22,818
Bemis Co., Inc. (d)	376,978	11,445
Owens-Illinois, Inc. (a)	601,224	11,748
Sealed Air Corp.	702,305	10,991
		57,002
Metals & Mining - 0.7%
Alcoa, Inc. (d)	3,898,516	33,332
Allegheny Technologies, Inc.	390,177	12,532
Cliffs Natural Resources, Inc. (d)	519,314	24,813
Freeport-McMoRan Copper & Gold, Inc.	3,466,183	111,057
Newmont Mining Corp.	1,810,340	85,376
Nucor Corp. (d)	1,158,788	41,438
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Titanium Metals Corp.	301,078	$ 3,456
United States Steel Corp. (d)	526,590	10,690
		322,694
Paper & Forest Products - 0.2%
International Paper Co.	1,598,321	46,671
MeadWestvaco Corp.	625,158	17,192
		63,863
TOTAL MATERIALS		1,464,187
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.9%
AT&T, Inc.	21,680,100	740,809
CenturyLink, Inc.	2,265,788	88,864
Frontier Communications Corp. (d)	3,638,672	13,609
Verizon Communications, Inc.	10,368,869	431,760
Windstream Corp. (d)	2,144,601	20,073
		1,295,115
Wireless Telecommunication Services - 0.2%
Crown Castle International Corp. (a)(d)	915,497	49,986
MetroPCS Communications, Inc. (a)	1,073,734	6,872
Sprint Nextel Corp. (a)(d)	10,960,760	28,169
		85,027
TOTAL TELECOMMUNICATION SERVICES		1,380,142
UTILITIES - 3.7%
Electric Utilities - 2.1%
American Electric Power Co., Inc.	1,767,769	68,077
Duke Energy Corp.	4,884,831	107,369
Edison International	1,191,416	53,566
Entergy Corp.	645,860	41,677
Exelon Corp.	3,112,313	115,093
FirstEnergy Corp. (d)	1,529,321	71,557
NextEra Energy, Inc.	1,521,982	99,446
Northeast Utilities	1,144,972	41,230
Pepco Holdings, Inc.	832,315	15,864
Pinnacle West Capital Corp. (d)	399,517	19,728
PPL Corp.	2,118,131	57,973
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	1,079,549	$ 59,181
Southern Co.	3,168,864	145,483
		896,244
Gas Utilities - 0.1%
AGL Resources, Inc.	428,208	16,049
ONEOK, Inc.	379,917	31,529
		47,578
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)(d)	832,592	12,755
The AES Corp. (a)	2,352,624	28,443
		41,198
Multi-Utilities - 1.4%
Ameren Corp.	887,261	28,667
CenterPoint Energy, Inc.	1,558,055	31,519
CMS Energy Corp.	940,792	21,920
Consolidated Edison, Inc. (d)	1,070,999	64,645
Dominion Resources, Inc.	2,084,825	108,536
DTE Energy Co.	619,468	35,204
Integrys Energy Group, Inc.	286,281	15,488
NiSource, Inc. (d)	1,031,869	25,890
PG&E Corp. (d)	1,506,946	65,854
Public Service Enterprise Group, Inc.	1,850,510	57,717
SCANA Corp.	424,051	19,909
Sempra Energy	879,786	57,195
TECO Energy, Inc. (d)	789,149	13,731
Wisconsin Energy Corp. (d)	842,747	31,890
Xcel Energy, Inc.	1,780,223	49,882
		628,047
TOTAL UTILITIES		1,613,067
TOTAL COMMON STOCKS (Cost $31,957,054)		43,331,972
U.S. Treasury Obligations - 0.1%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.03% to 0.11% 6/7/12 to 10/18/12 (e) (Cost $39,992)	$ 40,000	39,993
Money Market Funds - 5.9%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.17% (b)	498,838,223	$ 498,838
Fidelity Securities Lending Cash Central Fund, 0.17% (b)(c)	2,083,143,707	2,083,144
TOTAL MONEY MARKET FUNDS (Cost $2,581,982)		2,581,982
TOTAL INVESTMENT PORTFOLIO - 104.5% (Cost $34,579,028)		45,953,947
NET OTHER ASSETS (LIABILITIES) - (4.5)%		(1,975,681)
NET ASSETS - 100%		$ 43,978,266
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
762 CME E-mini S&P 500 Index Contracts	June 2012	$ 49,881	$ (800)
1,829 CME S&P 500 Index Contracts	June 2012	598,632	(25,833)
TOTAL EQUITY INDEX CONTRACTS		$ 648,513	$ (26,633)

The face value of futures purchased as a percentage of net assets is 1.5%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $36,494,000.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 215
Fidelity Securities Lending Cash Central Fund	1,744
Total	$ 1,959
Other Information

The following is a summary of the inputs used, as of May 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,879,893	$ 4,879,893	$ -	$ -
Consumer Staples	4,943,350	4,943,350	-	-
Energy	4,606,910	4,606,910	-	-
Financials	6,177,459	6,177,459	-	-
Health Care	5,120,599	5,120,599	-	-
Industrials	4,546,817	4,546,817	-	-
Information Technology	8,599,548	8,599,548	-	-
Materials	1,464,187	1,464,187	-	-
Telecommunication Services	1,380,142	1,380,142	-	-
Utilities	1,613,067	1,613,067	-	-
U.S. Government and Government Agency Obligations	39,993	-	39,993	-
Money Market Funds	2,581,982	2,581,982	-	-
Total Investments in Securities:	$ 45,953,947	$ 45,913,954	$ 39,993	$ -
Derivative Instruments:
Liabilities
Futures Contracts	$ (26,633)	$ (26,633)	$ -	$ -
Income Tax Information

At May 31, 2012, the cost of investment securities for income tax purposes was $34,669,270,000. Net unrealized appreciation aggregated $11,284,677,000, of which $16,599,256,000 related to appreciated investment securities and $5,314,579,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Concord Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Concord Street Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	July 30, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 30, 2012